UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Strategic Advisers® Core Income Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
PIMCO Total Return Fund Institutional Class	17.6
Fidelity Total Bond Fund	16.6
U.S. Treasury Obligations	8.0
Western Asset Core Plus Bond Fund Class I	7.6
Metropolitan West Total Return Bond Fund Class M	5.3
Prudential Total Return Bond Fund Class A	4.6
Western Asset Core Bond Fund Class I	4.3
Fidelity SAI U.S. Treasury Bond Index Fund	3.9
Fannie Mae	3.8
PIMCO Income Fund Institutional Class	3.1

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Corporate Bonds	6.2%
U.S. Government and U.S. Government Agency Obligations	17.7%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	0.3%
Municipal Securities	0.2%
Bank Loan Funds	0.7%
Intermediate-Term Bond Funds	69.4%
Intermediate Government Funds	4.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	$2,670,000	$2,779,470
6.625% 10/1/28	770,000	824,806
General Motors Co.:
3.5% 10/2/18	3,180,000	3,182,321
6.25% 10/2/43	2,115,000	2,188,908
General Motors Financial Co., Inc.:
3.5% 7/10/19	3,787,000	3,807,109
3.7% 5/9/23	11,800,000	11,562,112
4% 1/15/25	1,900,000	1,842,392
4.25% 5/15/23	1,875,000	1,881,843
4.375% 9/25/21	7,321,000	7,453,002
		35,521,963
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	425,000	437,813
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	171,131
3.3% 7/15/56	190,000	170,989
Trustees of Boston University 4.061% 10/1/48	450,000	456,742
University of Southern California 3.841% 10/1/47	705,000	713,411
		1,950,086
Hotels, Restaurants & Leisure - 0.0%
Marriott International, Inc. 3.125% 6/15/26	1,090,000	1,023,512
McDonald's Corp.:
2.625% 1/15/22	680,000	666,199
2.75% 12/9/20	1,005,000	999,455
3.7% 1/30/26	490,000	487,699
4.7% 12/9/35	1,385,000	1,446,799
		4,623,664
Household Durables - 0.1%
Newell Brands, Inc. 4.2% 4/1/26	515,000	495,041
Toll Brothers Finance Corp.:
4.35% 2/15/28	20,000,000	18,300,000
4.375% 4/15/23	5,000,000	4,976,100
4.875% 3/15/27	4,442,000	4,253,215
5.875% 2/15/22	12,000,000	12,510,000
		40,534,356
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24	1,045,000	1,013,224
Media - 0.4%
21st Century Fox America, Inc.:
4.75% 9/15/44	3,270,000	3,451,757
4.95% 10/15/45	50,000	54,682
5.4% 10/1/43	965,000	1,103,889
CBS Corp. 4.3% 2/15/21	270,000	274,718
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	11,002,000	11,221,666
4.908% 7/23/25	7,565,000	7,713,815
5.375% 4/1/38	450,000	433,096
5.375% 5/1/47	15,000,000	13,990,996
6.384% 10/23/35	2,985,000	3,189,911
6.484% 10/23/45	720,000	767,592
Comcast Corp.:
3% 2/1/24	725,000	705,357
3.6% 3/1/24	1,095,000	1,094,808
3.9% 3/1/38	1,317,000	1,219,359
3.969% 11/1/47	3,958,000	3,582,825
3.999% 11/1/49	4,859,000	4,375,801
4% 3/1/48	2,409,000	2,176,522
4.6% 8/15/45	5,166,000	5,079,694
4.65% 7/15/42	2,891,000	2,873,922
5.7% 7/1/19	1,100,000	1,126,237
Discovery Communications LLC:
3.5% 6/15/22 (a)	1,105,000	1,094,904
3.95% 6/15/25 (a)	710,000	694,022
5% 9/20/37	255,000	248,150
5.625% 8/15/19	138,000	141,394
NBCUniversal, Inc.:
4.45% 1/15/43	2,406,000	2,313,031
5.15% 4/30/20	3,135,000	3,242,046
5.95% 4/1/41	1,495,000	1,732,117
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,551,452
5.5% 9/1/41	2,591,000	2,489,146
5.875% 11/15/40	5,543,000	5,538,267
6.55% 5/1/37	6,351,000	6,858,166
7.3% 7/1/38	6,393,000	7,427,884
8.25% 4/1/19	6,565,000	6,760,692
Time Warner, Inc.:
3.55% 6/1/24	3,131,000	3,046,135
3.8% 2/15/27	575,000	551,506
4.7% 1/15/21	2,175,000	2,244,036
4.9% 6/15/42	7,000,000	6,540,832
6.2% 3/15/40	2,433,000	2,623,115
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,354,492
5.625% 9/15/19	775,000	794,712
5.85% 9/1/43	345,000	358,213
Walt Disney Co.:
1.85% 7/30/26	1,330,000	1,176,624
2.55% 2/15/22	335,000	327,514
2.75% 8/16/21	200,000	197,749
		138,742,846
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28	1,620,000	1,593,829
Specialty Retail - 0.0%
Home Depot, Inc.:
2.625% 6/1/22	260,000	255,526
3.75% 2/15/24	4,151,000	4,248,075
4.875% 2/15/44	750,000	830,626
5.875% 12/16/36	300,000	368,365
Lowe's Companies, Inc. 4.25% 9/15/44	585,000	583,790
		6,286,382

TOTAL CONSUMER DISCRETIONARY		230,266,350

CONSUMER STAPLES - 0.3%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	10,553,000	10,430,268
3.3% 2/1/23	11,775,000	11,682,320
3.65% 2/1/26	15,030,000	14,703,019
4.7% 2/1/36	13,526,000	13,711,474
4.9% 2/1/46	13,451,000	13,669,882
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	1,593,000	1,618,266
4.75% 4/15/58	6,987,000	6,855,213
Constellation Brands, Inc. 4.75% 11/15/24	5,595,000	5,821,455
PepsiCo, Inc.:
2.75% 3/5/22	900,000	893,135
3.1% 7/17/22	260,000	260,168
3.6% 3/1/24	2,352,000	2,403,728
4.5% 1/15/20	1,925,000	1,971,889
		84,020,817
Food & Staples Retailing - 0.0%
Kroger Co. 2.3% 1/15/19	170,000	169,768
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,625,010
		2,794,778
Food Products - 0.0%
H.J. Heinz Co.:
3% 6/1/26	615,000	560,789
5% 7/15/35	190,000	187,319
5.2% 7/15/45	310,000	301,323
Kraft Foods Group, Inc. 5.375% 2/10/20	1,750,000	1,806,246
The J.M. Smucker Co. 3.5% 3/15/25	310,000	300,956
Tyson Foods, Inc. 3.95% 8/15/24	450,000	451,537
Unilever Capital Corp. 4.25% 2/10/21	375,000	385,903
		3,994,073
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,540,714
4% 1/31/24	1,830,000	1,869,017
9.25% 8/6/19	449,000	475,009
Bat Capital Corp.:
3.222% 8/15/24 (a)	3,195,000	3,054,534
3.557% 8/15/27 (a)	770,000	721,232
Philip Morris International, Inc. 3.875% 8/21/42	2,075,000	1,890,682
Reynolds American, Inc.:
4% 6/12/22	1,548,000	1,566,761
5.7% 8/15/35	1,287,000	1,388,331
6.15% 9/15/43	1,299,000	1,451,035
7.25% 6/15/37	2,443,000	3,065,544
		17,022,859

TOTAL CONSUMER STAPLES		107,832,527

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes A Ge Co. LLC 4.08% 12/15/47	290,000	263,452
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,262,604
Halliburton Co.:
4.75% 8/1/43	570,000	575,567
6.7% 9/15/38	170,000	211,899
		2,313,522
Oil, Gas & Consumable Fuels - 1.0%
Amerada Hess Corp. 7.875% 10/1/29	3,089,000	3,760,846
Anadarko Finance Co. 7.5% 5/1/31	7,027,000	8,797,040
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,816,700
5.55% 3/15/26	4,166,000	4,476,777
6.6% 3/15/46	4,900,000	5,897,155
6.95% 7/1/24	975,000	1,112,757
Apache Corp.:
3.25% 4/15/22	213,000	210,772
6% 1/15/37	231,000	254,931
BP Capital Markets PLC 3.245% 5/6/22	2,960,000	2,954,268
Buckeye Partners LP 2.65% 11/15/18	125,000	125,030
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	3,086,637
Cenovus Energy, Inc.:
4.25% 4/15/27	6,718,000	6,489,012
5.25% 6/15/37	605,000	595,628
Chesapeake Energy Corp.:
6.625% 8/15/20	28,840,000	29,921,500
8% 12/15/22 (a)	3,981,000	4,185,026
Chevron Corp.:
1.961% 3/3/20	650,000	642,228
2.355% 12/5/22	840,000	813,663
2.566% 5/16/23	4,322,000	4,197,460
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,641,000	4,626,813
4.5% 6/1/25	1,418,000	1,431,928
Concho Resources, Inc.:
4.3% 8/15/28	415,000	414,889
4.875% 10/1/47	185,000	186,694
Conoco, Inc. 6.95% 4/15/29	425,000	534,726
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	2,047,255
5.35% 3/15/20 (a)	2,258,000	2,308,805
5.85% 5/21/43 (a)(b)	7,892,000	7,260,640
DCP Midstream Operating LP:
2.7% 4/1/19	1,070,000	1,063,313
3.875% 3/15/23	17,626,000	17,185,350
5.6% 4/1/44	3,773,000	3,622,080
Devon Energy Corp.:
5% 6/15/45	1,040,000	1,048,838
5.6% 7/15/41	475,000	510,927
Ecopetrol SA:
4.125% 1/16/25	270,000	263,925
5.875% 5/28/45	400,000	396,560
El Paso Corp. 6.5% 9/15/20	12,030,000	12,746,611
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,148,000	1,142,698
3.9% 5/15/24 (b)	1,210,000	1,169,659
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,065,299
Enbridge, Inc.:
4.25% 12/1/26	1,943,000	1,951,545
5.5% 12/1/46	2,242,000	2,514,209
Encana Corp. 6.5% 8/15/34	1,165,000	1,369,251
Energy Transfer Partners LP:
4.2% 9/15/23	1,452,000	1,468,956
4.95% 6/15/28	4,954,000	5,053,972
5.8% 6/15/38	2,762,000	2,855,354
6% 6/15/48	1,799,000	1,909,283
6.625% 10/15/36	900,000	1,006,938
Enterprise Products Operating LP 4.85% 3/15/44	2,500,000	2,557,722
EOG Resources, Inc.:
3.9% 4/1/35	205,000	202,300
4.1% 2/1/21	285,000	290,406
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,545,720
4.114% 3/1/46	855,000	875,505
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	898,275
4.15% 2/1/24	300,000	303,354
Magellan Midstream Partners LP:
4.2% 10/3/47	570,000	527,622
4.25% 9/15/46	65,000	61,709
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	2,983,532
MPLX LP:
4.5% 7/15/23	1,235,000	1,269,736
4.5% 4/15/38	900,000	836,637
4.875% 12/1/24	2,489,000	2,584,202
4.875% 6/1/25	625,000	648,852
5.2% 3/1/47	125,000	124,696
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	727,592
Noble Energy, Inc.:
4.15% 12/15/21	1,185,000	1,203,924
5.25% 11/15/43	295,000	298,413
6% 3/1/41	360,000	389,443
Occidental Petroleum Corp.:
2.6% 4/15/22	325,000	318,062
2.7% 2/15/23	1,655,000	1,610,727
3.125% 2/15/22	472,000	469,926
4.1% 2/1/21	670,000	684,892
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,051,985
6.65% 10/1/36	400,000	471,459
ONEOK, Inc. 4.95% 7/13/47	515,000	514,014
Petro-Canada 6.8% 5/15/38	350,000	448,360
Petrobras Global Finance BV 7.25% 3/17/44	34,097,000	31,232,852
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	973,960
4.625% 9/21/23	7,965,000	7,828,002
4.875% 1/18/24	2,616,000	2,563,680
5.375% 3/13/22	2,525,000	2,580,550
6.375% 2/4/21	2,660,000	2,779,700
6.375% 1/23/45	11,698,000	10,479,887
6.5% 3/13/27	7,220,000	7,309,528
6.5% 6/2/41	59,845,000	54,797,074
6.75% 9/21/47	26,150,000	24,206,532
Phillips 66 Co.:
4.3% 4/1/22	1,979,000	2,036,717
4.875% 11/15/44	305,000	315,282
Phillips 66 Partners LP 3.75% 3/1/28	420,000	399,580
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	10,451,602
Schlumberger Investment SA 3.65% 12/1/23	210,000	212,514
Shell International Finance BV:
2.125% 5/11/20	850,000	840,231
3.25% 5/11/25	1,465,000	1,444,809
4.3% 9/22/19	145,000	147,515
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,217,197
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	850,000	822,044
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,486,880
4.55% 6/24/24	12,246,000	12,498,757
Total Capital International SA 2.7% 1/25/23	1,375,000	1,340,918
Western Gas Partners LP:
4% 7/1/22	270,000	268,707
4.65% 7/1/26	1,249,000	1,250,326
4.75% 8/15/28	1,465,000	1,457,803
5.3% 3/1/48	645,000	614,473
5.375% 6/1/21	4,846,000	5,021,698
Williams Partners LP:
3.6% 3/15/22	660,000	658,483
3.75% 6/15/27	1,385,000	1,328,311
4% 11/15/21	812,000	822,439
4.125% 11/15/20	394,000	399,055
4.3% 3/4/24	2,607,000	2,638,028
4.85% 3/1/48	300,000	290,823
4.9% 1/15/45	470,000	457,612
5.25% 3/15/20	150,000	154,354
		380,720,936

TOTAL ENERGY		383,034,458

FINANCIALS - 2.3%
Banks - 1.4%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	293,483
Banco Santander SA 3.848% 4/12/23	800,000	786,669
Bank of America Corp.:
3.004% 12/20/23 (b)	1,802,000	1,754,255
3.3% 1/11/23	5,787,000	5,742,138
3.419% 12/20/28 (b)	11,888,000	11,202,148
3.5% 4/19/26	5,358,000	5,215,942
3.95% 4/21/25	14,568,000	14,333,066
3.97% 3/5/29 (b)	5,630,000	5,527,773
4% 4/1/24	95,000	96,518
4% 1/22/25	45,375,000	44,855,822
4.1% 7/24/23	16,299,000	16,705,860
4.2% 8/26/24	2,028,000	2,037,547
4.25% 10/22/26	3,838,000	3,810,366
5.49% 3/15/19	800,000	810,703
Barclays PLC:
2.75% 11/8/19	3,769,000	3,748,953
3.65% 3/16/25	925,000	874,096
4.337% 1/10/28	3,070,000	2,938,390
4.375% 1/12/26	1,015,000	991,391
BNP Paribas 2.375% 5/21/20	495,000	488,660
CIT Group, Inc. 5% 8/1/23	7,000,000	7,113,750
Citigroup, Inc.:
2.7% 10/27/22	50,590,000	48,876,889
2.9% 12/8/21	2,470,000	2,432,816
3.2% 10/21/26	2,775,000	2,603,039
3.4% 5/1/26	1,045,000	999,900
3.7% 1/12/26	3,440,000	3,359,399
4.05% 7/30/22	1,159,000	1,171,570
4.3% 11/20/26	2,129,000	2,099,284
4.4% 6/10/25	6,160,000	6,172,346
4.45% 9/29/27	3,875,000	3,838,560
4.5% 1/14/22	2,773,000	2,862,527
4.6% 3/9/26	1,810,000	1,826,167
4.75% 5/18/46	10,000,000	9,859,570
5.5% 9/13/25	8,267,000	8,805,609
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,664,177
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,115,000	3,120,688
4.3% 12/3/25	9,918,000	9,878,094
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	593,761
Corporacion Andina de Fomento 2% 5/10/19	445,000	442,196
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,672,000	16,186,351
3.8% 9/15/22	10,230,000	10,232,988
3.8% 6/9/23	9,457,000	9,398,070
4.55% 4/17/26	2,315,000	2,343,231
Credit Suisse New York Branch 4.375% 8/5/20	650,000	664,806
Discover Bank:
3.45% 7/27/26	435,000	409,103
7% 4/15/20	3,143,000	3,304,263
Export-Import Bank of Korea 5.125% 6/29/20	800,000	825,918
Fifth Third Bancorp 8.25% 3/1/38	603,000	831,795
HSBC Holdings PLC:
4.041% 3/13/28 (b)	1,355,000	1,324,853
4.25% 3/14/24	1,872,000	1,877,426
4.583% 6/19/29 (b)	1,600,000	1,624,624
4.875% 1/14/22	5,445,000	5,678,398
Huntington Bancshares, Inc. 7% 12/15/20	404,000	435,310
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	27,505,000	24,888,037
5.71% 1/15/26 (a)	7,646,000	6,937,484
Japan Bank International Cooperation 2.25% 2/24/20	1,600,000	1,585,912
JPMorgan Chase & Co.:
2.95% 10/1/26	4,205,000	3,935,035
3.2% 6/15/26	390,000	372,135
3.3% 4/1/26	735,000	708,710
3.509% 1/23/29 (b)	755,000	719,520
3.625% 5/13/24	2,860,000	2,865,580
3.797% 7/23/24 (b)	10,889,000	10,925,746
3.875% 2/1/24	100,000	101,317
3.875% 9/10/24	10,030,000	9,964,734
3.882% 7/24/38 (b)	6,115,000	5,700,834
3.897% 1/23/49 (b)	1,945,000	1,766,791
4.125% 12/15/26	7,374,000	7,361,681
4.26% 2/22/48 (b)	930,000	897,322
4.35% 8/15/21	4,947,000	5,094,872
4.625% 5/10/21	1,718,000	1,778,594
Lloyds Banking Group PLC 4.375% 3/22/28	1,365,000	1,343,066
Peoples United Bank 4% 7/15/24	40,000	39,791
PNC Bank NA 3.25% 6/1/25	2,010,000	1,969,066
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	268,572
3.9% 4/29/24	375,000	375,942
Rabobank Nederland 4.375% 8/4/25	7,713,000	7,688,473
Regions Bank 6.45% 6/26/37	2,533,000	3,003,973
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,083,933
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	21,338,976
6% 12/19/23	27,105,000	28,262,183
6.1% 6/10/23	26,988,000	28,187,256
6.125% 12/15/22	5,889,000	6,176,744
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	542,879
Societe Generale 4.25% 4/14/25 (a)	21,901,000	21,267,727
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	253,861
SunTrust Banks, Inc.:
2.7% 1/27/22	540,000	527,111
3.3% 5/15/26	1,240,000	1,180,652
Synchrony Bank 3% 6/15/22	5,477,000	5,271,919
U.S. Bancorp 2.625% 1/24/22	3,020,000	2,961,712
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,478,726
3% 2/19/25	5,000,000	4,766,099
4.125% 8/15/23	280,000	284,772
4.65% 11/4/44	1,760,000	1,730,456
		522,679,451
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,880,165
Deutsche Bank AG 4.5% 4/1/25	9,996,000	9,348,135
Deutsche Bank AG New York Branch 3.3% 11/16/22	10,180,000	9,674,681
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,744,000	12,462,386
3.2% 2/23/23	5,700,000	5,598,811
3.625% 1/22/23	2,410,000	2,407,973
3.75% 5/22/25	3,095,000	3,046,750
3.75% 2/25/26	650,000	636,324
3.85% 7/8/24	1,900,000	1,894,878
4% 3/3/24	270,000	272,418
4.223% 5/1/29 (b)	2,900,000	2,864,825
6.75% 10/1/37	40,999,000	49,476,472
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,753,421
3.75% 12/1/25	3,162,000	3,180,681
Lazard Group LLC 4.25% 11/14/20	2,944,000	2,997,655
Moody's Corp.:
3.25% 1/15/28	2,897,000	2,747,830
4.875% 2/15/24	2,720,000	2,857,999
Morgan Stanley:
3.125% 1/23/23	7,600,000	7,468,838
3.125% 7/27/26	37,616,000	35,141,409
3.625% 1/20/27	855,000	822,897
3.7% 10/23/24	21,259,000	21,074,507
3.75% 2/25/23	3,725,000	3,748,369
3.875% 4/29/24	4,975,000	4,999,781
3.875% 1/27/26	1,125,000	1,109,459
4% 7/23/25	3,675,000	3,688,470
4.1% 5/22/23	2,000,000	2,015,556
5% 11/24/25	32,614,000	33,903,191
5.75% 1/25/21	4,996,000	5,274,399
The Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	745,838
UBS AG Stamford Branch 2.375% 8/14/19	495,000	493,067
		233,587,185
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,949,000	1,918,742
4.125% 7/3/23	5,132,000	5,121,512
4.5% 5/15/21	1,455,000	1,479,681
5% 10/1/21	2,185,000	2,257,711
American Express Credit Corp. 2.2% 3/3/20	2,390,000	2,360,780
Capital One Bank U.S.A. NA 3.375% 2/15/23	1,035,000	1,012,185
Capital One Financial Corp. 3.8% 1/31/28	5,513,000	5,246,366
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,284,517
3.95% 11/6/24	2,567,000	2,515,846
4.1% 2/9/27	645,000	624,921
5.2% 4/27/22	1,093,000	1,136,281
Ford Motor Credit Co. LLC:
2.943% 1/8/19	12,780,000	12,776,549
3.664% 9/8/24	1,275,000	1,198,348
3.81% 1/9/24	1,305,000	1,252,160
4.134% 8/4/25	1,345,000	1,269,758
Synchrony Financial:
3% 8/15/19	1,335,000	1,332,728
3.75% 8/15/21	2,016,000	2,011,555
3.95% 12/1/27	6,019,000	5,484,254
4.25% 8/15/24	2,029,000	1,967,187
		53,251,081
Diversified Financial Services - 0.1%
Arch Capital Finance LLC 4.011% 12/15/26	185,000	184,558
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	1,273,000	1,268,860
Berkshire Hathaway, Inc.:
2.75% 3/15/23	3,395,000	3,337,089
3.125% 3/15/26	1,015,000	986,933
4.5% 2/11/43	500,000	527,409
Brixmor Operating Partnership LP 4.125% 6/15/26	2,238,000	2,185,671
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	1,260,000	1,165,312
GE Capital International Funding Co.:
2.342% 11/15/20	3,179,000	3,113,846
3.373% 11/15/25	1,880,000	1,818,977
General Electric Capital Corp.:
3.45% 5/15/24	920,000	914,506
5.55% 5/4/20	1,096,000	1,139,377
National Rural Utilities Cooperative Finance Corp. 2.3% 11/15/19	820,000	815,810
Private Export Funding Corp. 3.55% 1/15/24	755,000	776,248
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,268,238
		21,502,834
Insurance - 0.1%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,074,758
3.15% 3/15/25	1,615,000	1,577,184
AIA Group Ltd. 2.25% 3/11/19 (a)	776,000	772,686
American International Group, Inc.:
4.125% 2/15/24	2,820,000	2,855,394
4.5% 7/16/44	2,080,000	1,982,074
4.875% 6/1/22	3,898,000	4,084,268
Aon Corp. 5% 9/30/20	540,000	557,894
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,954,000	5,225,801
5.5% 3/30/20	990,000	1,024,937
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,847,000	1,911,057
Lincoln National Corp.:
4.35% 3/1/48	165,000	156,497
6.3% 10/9/37	185,000	221,421
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,133,095
4.8% 7/15/21	1,026,000	1,062,842
MetLife, Inc. 4.368% 9/15/23 (b)	910,000	949,505
Pricoa Global Funding I 5.375% 5/15/45 (b)	5,278,000	5,330,780
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,156,697
7.375% 6/15/19	438,000	453,473
The Chubb Corp. 6% 5/11/37	300,000	369,769
The Travelers Companies, Inc. 4.6% 8/1/43	680,000	718,379
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,102,000	1,100,904
Unum Group:
5.625% 9/15/20	3,216,000	3,346,249
5.75% 8/15/42	2,238,000	2,387,031
		39,452,695

TOTAL FINANCIALS		870,473,246

HEALTH CARE - 0.5%
Biotechnology - 0.1%
AbbVie, Inc.:
3.6% 5/14/25	2,980,000	2,908,915
4.7% 5/14/45	1,220,000	1,190,560
Amgen, Inc.:
3.45% 10/1/20	410,000	412,622
3.625% 5/22/24	4,455,000	4,479,146
4.4% 5/1/45	860,000	832,361
4.5% 3/15/20	1,500,000	1,534,237
Baxalta, Inc. 4% 6/23/25	1,945,000	1,963,625
Celgene Corp.:
3.625% 5/15/24	910,000	898,872
5% 8/15/45	660,000	654,306
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	194,798
4.4% 12/1/21	1,120,000	1,157,786
4.5% 4/1/21	1,295,000	1,334,797
4.5% 2/1/45	765,000	765,382
		18,327,407
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	486,308
2.9% 11/30/21	1,915,000	1,894,165
3.75% 11/30/26	550,000	545,304
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,038,036
3.7% 6/6/27	380,000	363,872
3.734% 12/15/24	855,000	841,647
Medtronic, Inc.:
2.5% 3/15/20	90,000	89,416
3.625% 3/15/24	1,250,000	1,263,516
Stryker Corp.:
3.375% 5/15/24	700,000	692,692
3.5% 3/15/26	675,000	661,620
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	461,168
		8,337,744
Health Care Providers & Services - 0.3%
Aetna, Inc. 2.75% 11/15/22	1,480,000	1,432,078
Ascension Health:
3.945% 11/15/46	465,000	462,782
4.847% 11/15/53	250,000	282,956
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	397,907
4.625% 12/15/20	200,000	205,254
Childrens Hospital Corp. 4.115% 1/1/47	580,000	588,944
Cigna Corp.:
3.25% 4/15/25	1,080,000	1,025,925
4% 2/15/22	1,910,000	1,935,477
4.375% 12/15/20	305,000	311,401
5.125% 6/15/20	560,000	577,745
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,443,707
CVS Health Corp.:
3.5% 7/20/22	640,000	636,615
3.875% 7/20/25	2,348,000	2,318,238
4.1% 3/25/25	13,963,000	13,978,884
4.3% 3/25/28	16,214,000	16,091,767
4.78% 3/25/38	7,828,000	7,787,226
5.05% 3/25/48	11,638,000	11,794,458
5.125% 7/20/45	125,000	127,580
5.3% 12/5/43	265,000	279,216
Duke University Health System, Inc. 3.92% 6/1/47	635,000	625,920
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	1,274,000	1,277,690
4.272% 8/28/23 (a)	4,020,000	4,036,841
4.9% 8/28/28 (a)	1,693,000	1,705,887
Express Scripts Holding Co. 4.5% 2/25/26	1,020,000	1,029,859
Hackensack Meridian Health 4.5% 7/1/57	385,000	398,575
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,373,767
4.75% 5/1/23	205,000	208,331
5.875% 3/15/22	250,000	265,625
6.5% 2/15/20	3,683,000	3,822,954
Kaiser Foundation Hospitals 4.15% 5/1/47	1,465,000	1,501,534
Laboratory Corp. of America Holdings:
3.25% 9/1/24	395,000	381,479
4.7% 2/1/45	980,000	964,694
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,063,132
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	140,000	143,389
5% 7/1/42	225,000	259,849
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	548,395
4.063% 8/1/56	540,000	534,728
NYU Hospitals Center:
4.368% 7/1/47	810,000	816,944
5.75% 7/1/43	185,000	229,736
Providence St. Joseph Health Obligated Group 2.746% 10/1/26	780,000	723,087
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	98,238
5.75% 1/30/40	68,000	72,809
RWJ Barnabas Health, Inc. 3.949% 7/1/46	265,000	253,358
Sutter Health 4.091% 8/15/48	3,295,000	3,177,295
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	388,539
UnitedHealth Group, Inc.:
4.25% 4/15/47	470,000	470,483
4.25% 6/15/48	550,000	551,696
4.7% 2/15/21	240,000	248,401
6.875% 2/15/38	700,000	942,440
WellPoint, Inc.:
3.125% 5/15/22	2,620,000	2,584,224
3.3% 1/15/23	7,225,000	7,157,401
		102,535,460
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3.15% 1/15/23	365,000	358,574
4.15% 2/1/24	570,000	583,186
		941,760
Pharmaceuticals - 0.1%
Actavis Funding SCS:
3.85% 6/15/24	560,000	557,991
4.55% 3/15/35	400,000	392,181
4.85% 6/15/44	1,060,000	1,048,733
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	702,258
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,391,843
Johnson & Johnson:
2.45% 3/1/26	570,000	538,899
3.625% 3/3/37	1,585,000	1,552,665
Merck & Co., Inc.:
2.4% 9/15/22	3,375,000	3,290,231
3.875% 1/15/21	1,800,000	1,839,797
Mylan NV:
2.5% 6/7/19	2,315,000	2,304,180
3.15% 6/15/21	6,494,000	6,397,659
3.95% 6/15/26	2,804,000	2,659,183
5.2% 4/15/48 (a)	1,570,000	1,466,762
Novartis Capital Corp.:
2.4% 9/21/22	4,695,000	4,553,337
4.4% 5/6/44	1,225,000	1,302,663
Perrigo Finance PLC 3.5% 12/15/21	400,000	396,288
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	3,260,000	3,111,365
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	3,911,000	3,656,924
Wyeth LLC 6.45% 2/1/24	3,905,000	4,498,176
Zoetis, Inc.:
3% 9/12/27	340,000	317,795
3.25% 2/1/23	5,975,000	5,900,143
		47,879,073

TOTAL HEALTH CARE		178,021,444

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
General Dynamics Corp.:
2.25% 11/15/22	1,500,000	1,441,088
3.5% 5/15/25	2,355,000	2,376,193
Lockheed Martin Corp.:
2.9% 3/1/25	3,040,000	2,925,528
3.8% 3/1/45	735,000	681,048
4.25% 11/15/19	1,400,000	1,422,737
Northrop Grumman Corp. 4.75% 6/1/43	920,000	951,973
Rockwell Collins, Inc. 4.35% 4/15/47	595,000	576,795
The Boeing Co. 4.875% 2/15/20	650,000	670,624
United Technologies Corp.:
2.8% 5/4/24	2,742,000	2,615,437
4.125% 11/16/28	990,000	989,468
		14,650,891
Air Freight & Logistics - 0.0%
FedEx Corp. 3.3% 3/15/27	280,000	268,450
United Parcel Service, Inc. 3.125% 1/15/21	370,000	372,030
		640,480
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 10/1/26	265,322	261,568
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	497,880	474,838
Continental Airlines, Inc.:
4.15% 4/11/24	829,297	840,053
6.545% 2/2/19	67,337	68,319
Delta Air Lines, Inc. 3.4% 4/19/21	1,105,000	1,098,052
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	124,291	135,167
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	49,752	49,752
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 8/15/25	164,510	168,153
		3,095,902
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	421,852
Johnson Controls International PLC 4.95% 7/2/64	275,000	261,912
Masco Corp. 4.45% 4/1/25	1,610,000	1,634,952
		2,318,716
Commercial Services & Supplies - 0.0%
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,123,917
Republic Services, Inc. 5.5% 9/15/19	325,000	333,375
Waste Management, Inc. 2.9% 9/15/22	375,000	368,953
WMX Technologies, Inc. 4.6% 3/1/21	345,000	355,968
		2,182,213
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	113,341
Fortive Corp. 3.15% 6/15/26	275,000	257,990
General Electric Capital Corp. 3.15% 9/7/22	1,386,000	1,379,518
		1,750,849
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	860,777
General Electric Co. 2.7% 10/9/22	1,170,000	1,140,796
		2,001,573
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22	675,000	661,344
3.9% 5/27/21	1,730,000	1,774,027
John Deere Capital Corp.:
2.65% 6/24/24	615,000	590,915
2.8% 1/27/23	585,000	574,709
2.8% 3/6/23	1,435,000	1,408,567
Xylem, Inc.:
3.25% 11/1/26	225,000	213,035
4.875% 10/1/21	525,000	547,320
		5,769,917
Professional Services - 0.0%
IHS Markit Ltd. 4.125% 8/1/23	365,000	365,913
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	969,978
Canadian National Railway Co. 2.85% 12/15/21	600,000	594,486
CSX Corp.:
3.4% 8/1/24	600,000	595,140
6.15% 5/1/37	1,500,000	1,812,613
Norfolk Southern Corp. 5.9% 6/15/19	2,337,000	2,391,124
Union Pacific Corp.:
3.6% 9/15/37	640,000	590,371
4% 2/1/21	943,000	960,923
4.3% 6/15/42	325,000	325,831
		8,240,466
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	800,000	762,750
3.375% 6/1/21	2,750,000	2,733,720
3.75% 2/1/22	4,752,000	4,765,662
3.875% 4/1/21	2,900,000	2,919,330
4.25% 9/15/24	3,212,000	3,220,094
4.75% 3/1/20	3,227,000	3,291,271
		17,692,827
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	853,150

TOTAL INDUSTRIALS		59,562,897

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	701,879
2.9% 3/4/21	150,000	149,740
3% 6/15/22	310,000	308,998
		1,160,617
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	725,000	727,395
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	2,120,000	2,108,152
IBM Corp. 3.625% 2/12/24	4,140,000	4,185,893
MasterCard, Inc. 3.375% 4/1/24	1,220,000	1,226,618
		7,520,663
Software - 0.1%
CA Technologies, Inc. 3.6% 8/1/20	555,000	556,388
Microsoft Corp.:
1.85% 2/12/20	550,000	543,977
2.875% 2/6/24	3,890,000	3,826,187
3.7% 8/8/46	1,800,000	1,734,497
4.1% 2/6/37	1,930,000	2,004,434
Oracle Corp.:
1.9% 9/15/21	3,770,000	3,648,422
2.5% 10/15/22	1,855,000	1,804,668
2.65% 7/15/26	2,595,000	2,421,613
2.95% 5/15/25	2,085,000	2,022,180
4.125% 5/15/45	1,595,000	1,567,571
		20,129,937
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.4% 5/3/23	2,090,000	2,021,381
2.85% 5/6/21	885,000	883,266
2.85% 5/11/24	3,515,000	3,432,786
3.25% 2/23/26	2,145,000	2,109,253
3.35% 2/9/27	1,835,000	1,808,660
3.75% 9/12/47	40,000	37,872
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	5,700,000	5,869,101
		16,162,319

TOTAL INFORMATION TECHNOLOGY		45,700,931

MATERIALS - 0.1%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 2.8% 2/15/23	1,195,000	1,166,882
Eastman Chemical Co. 4.65% 10/15/44	485,000	473,412
Ecolab, Inc. 4.35% 12/8/21	245,000	253,408
LYB International Finance II BV 3.5% 3/2/27	480,000	456,160
LyondellBasell Industries NV:
5.75% 4/15/24	1,730,000	1,878,193
6% 11/15/21	1,919,000	2,046,578
Nutrien Ltd.:
4.9% 6/1/43	825,000	822,930
5.25% 1/15/45	330,000	344,919
Praxair, Inc. 4.5% 8/15/19	220,000	223,742
Sherwin-Williams Co. 4.5% 6/1/47	210,000	201,725
The Dow Chemical Co.:
3% 11/15/22	650,000	636,439
4.125% 11/15/21	1,350,000	1,377,107
4.25% 11/15/20	2,524,000	2,578,128
		12,459,623
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	3,355,000	3,338,855
4.75% 2/15/22	1,920,000	1,994,605
5% 9/15/35	405,000	417,148
5.15% 5/15/46	116,000	118,634
Rock-Tenn Co. 4.9% 3/1/22	185,000	192,261
		6,061,503
Metals & Mining - 0.1%
Anglo American Capital PLC:
4.125% 4/15/21 (a)	6,803,000	6,852,798
4.125% 9/27/22 (a)	1,333,000	1,336,319
Barrick North America Finance LLC 5.75% 5/1/43	330,000	362,741
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,979,000	2,078,405
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	2,033,000	1,935,416
4.5% 8/1/47 (a)	1,715,000	1,666,997
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,390,000	1,400,154
Southern Copper Corp. 5.875% 4/23/45	455,000	493,255
		16,126,085

TOTAL MATERIALS		34,647,211

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	795,132
4.6% 4/1/22	855,000	882,253
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	808,533
Boston Properties, Inc. 3.85% 2/1/23	1,175,000	1,186,291
Camden Property Trust:
2.95% 12/15/22	954,000	931,417
4.25% 1/15/24	2,838,000	2,895,431
Corporate Office Properties LP 5% 7/1/25	3,453,000	3,545,420
DDR Corp.:
3.625% 2/1/25	2,396,000	2,293,636
4.25% 2/1/26	4,062,000	4,009,364
4.625% 7/15/22	5,099,000	5,242,196
Duke Realty LP:
3.25% 6/30/26	805,000	759,358
3.625% 4/15/23	1,382,000	1,375,254
3.875% 10/15/22	2,108,000	2,137,055
4.375% 6/15/22	1,237,000	1,274,258
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,196,108
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,030,827
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,233,174
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,305,442
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	6,641,895
4.5% 1/15/25	2,793,000	2,764,798
4.5% 4/1/27	1,500,000	1,455,864
4.75% 1/15/28	7,569,000	7,451,384
4.95% 4/1/24	1,152,000	1,177,381
5.25% 1/15/26	5,841,000	5,971,603
Realty Income Corp. 3% 1/15/27	1,015,000	944,226
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	831,525
5% 12/15/23	626,000	629,566
Simon Property Group LP:
3.25% 11/30/26	870,000	840,151
3.375% 10/1/24	3,900,000	3,849,648
3.75% 2/1/24	345,000	348,638
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,376,165
3.85% 4/1/27	1,050,000	1,017,362
4% 3/1/28	2,712,000	2,654,274
4.125% 1/15/26	1,628,000	1,616,925
Weingarten Realty Investors 3.375% 10/15/22	472,000	466,727
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,447,158
4.6% 4/1/24	7,436,000	7,549,153
		91,935,592
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	3,996,139
3.95% 11/15/27	5,608,000	5,364,994
4.1% 10/1/24	3,830,000	3,793,265
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	13,158,109
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,529,177
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,678,743
Liberty Property LP:
3.25% 10/1/26	2,158,000	2,025,176
3.375% 6/15/23	4,307,000	4,237,598
4.125% 6/15/22	1,061,000	1,082,804
4.75% 10/1/20	2,674,000	2,739,799
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	3,041,108
4.5% 4/18/22	644,000	628,638
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,290,773
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,779,223
Tanger Properties LP:
3.125% 9/1/26	2,814,000	2,554,183
3.75% 12/1/24	2,653,000	2,568,471
3.875% 12/1/23	1,492,000	1,463,665
3.875% 7/15/27	9,533,000	9,024,603
		64,956,468

TOTAL REAL ESTATE		156,892,060

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	59,884,859
3.6% 2/17/23	6,860,000	6,825,855
3.875% 8/15/21	1,130,000	1,144,980
3.95% 1/15/25	1,275,000	1,256,258
4.45% 4/1/24	3,622,000	3,709,156
4.5% 5/15/35	1,980,000	1,837,546
4.5% 3/9/48	21,790,000	18,811,203
4.55% 3/9/49	611,000	530,596
4.75% 5/15/46	2,340,000	2,110,793
4.8% 6/15/44	515,000	468,992
5.35% 9/1/40	59,000	58,049
5.875% 10/1/19	1,592,000	1,641,007
6.3% 1/15/38	2,523,000	2,777,449
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	67,344
British Telecommunications PLC 9.625% 12/15/30 (b)	575,000	820,548
CenturyLink, Inc. 6.15% 9/15/19	2,129,000	2,176,903
Verizon Communications, Inc.:
3.376% 2/15/25	1,110,000	1,080,397
3.5% 11/1/24	295,000	291,568
3.85% 11/1/42	1,462,000	1,256,676
4.5% 8/10/33	1,310,000	1,292,555
4.522% 9/15/48	3,420,000	3,210,184
4.862% 8/21/46	4,163,000	4,114,180
5.012% 4/15/49	3,858,000	3,869,635
5.012% 8/21/54	20,147,000	19,623,070
		138,859,803
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,203,467
Rogers Communications, Inc. 3% 3/15/23	150,000	146,864
		1,350,331

TOTAL TELECOMMUNICATION SERVICES		140,210,134

UTILITIES - 0.4%
Electric Utilities - 0.2%
Alabama Power Co.:
3.75% 3/1/45	850,000	795,169
3.85% 12/1/42	500,000	475,789
4.1% 1/15/42	225,000	219,101
Appalachian Power Co. 3.3% 6/1/27	605,000	583,047
Arizona Public Service Co. 3.75% 5/15/46	390,000	361,361
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	466,870
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	509,561
Commonwealth Edison Co.:
3.65% 6/15/46	765,000	711,960
3.7% 3/1/45	315,000	294,651
3.75% 8/15/47	600,000	567,221
4% 3/1/48	45,000	44,196
4.6% 8/15/43	1,045,000	1,118,084
Duke Energy Carolinas LLC:
2.95% 12/1/26	2,070,000	1,983,682
4.25% 12/15/41	1,250,000	1,275,242
6.1% 6/1/37	775,000	951,801
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,875,000	9,387,311
6.4% 9/15/20 (a)	4,858,000	5,109,789
Entergy Corp. 5.125% 9/15/20	545,000	560,323
Entergy Louisiana LLC:
2.4% 10/1/26	870,000	794,565
4% 3/15/33	645,000	655,685
4.05% 9/1/23	880,000	904,230
Exelon Corp. 3.497% 6/1/22 (b)	835,000	824,796
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	12,828,683
7.375% 11/15/31	10,940,000	14,178,547
FirstEnergy Solutions Corp. 6.05% 8/15/21 (c)	5,244,000	3,251,280
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,175,947
Fortis, Inc. 3.055% 10/4/26	485,000	447,974
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,789,766
IPALCO Enterprises, Inc.:
3.45% 7/15/20	8,163,000	8,104,593
3.7% 9/1/24	2,644,000	2,555,780
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	691,263
Louisville Gas & Electric Co. 5.125% 11/15/40	245,000	278,094
Mid-American Energy Co.:
3.65% 8/1/48	620,000	576,265
3.95% 8/1/47	775,000	759,962
Northern States Power Co. 6.25% 6/1/36	370,000	465,707
Pacific Gas & Electric Co.:
3.3% 3/15/27	410,000	377,692
3.4% 8/15/24	250,000	239,788
5.125% 11/15/43	240,000	249,000
6.05% 3/1/34	2,225,000	2,500,210
PacifiCorp:
5.25% 6/15/35	1,375,000	1,552,457
5.75% 4/1/37	900,000	1,089,565
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	503,596
PPL Electric Utilities Corp. 6.25% 5/15/39	250,000	320,290
Progress Energy, Inc. 4.875% 12/1/19	450,000	460,817
Public Service Co. of Colorado 2.5% 3/15/23	645,000	621,276
Public Service Electric & Gas Co.:
2.25% 9/15/26	295,000	266,590
3.6% 12/1/47	260,000	241,640
3.65% 9/1/42	125,000	118,067
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	347,292
South Carolina Electric & Gas Co. 5.1% 6/1/65	370,000	378,382
Southern California Edison Co.:
3.6% 2/1/45	1,735,000	1,556,248
4% 4/1/47	1,040,000	994,359
Southwestern Electric Power Co. 3.85% 2/1/48	785,000	725,826
Virginia Electric & Power Co. 6% 5/15/37	1,375,000	1,677,830
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	234,388
		90,153,608
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,030,744
4.4% 6/1/43	290,000	286,272
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	539,542
		1,856,558
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	18,642,000	20,179,965
Emera U.S. Finance LP:
2.15% 6/15/19	1,324,000	1,314,362
2.7% 6/15/21	1,304,000	1,271,853
3.55% 6/15/26	795,000	755,484
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	119,563
PSEG Power LLC 3% 6/15/21	1,075,000	1,066,607
		24,707,834
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	300,000	293,907
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (b)(d)	6,307,000	6,070,488
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (b)(d)	924,000	889,350
4.45% 3/15/21	1,660,000	1,699,840
NiSource Finance Corp.:
4.8% 2/15/44	230,000	238,442
5.95% 6/15/41	640,000	748,109
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	261,692
Puget Energy, Inc.:
3.65% 5/15/25	624,000	606,301
5.625% 7/15/22	4,555,000	4,844,992
6% 9/1/21	4,353,000	4,638,675
6.5% 12/15/20	1,405,000	1,496,665
San Diego Gas & Electric Co.:
3.6% 9/1/23	1,025,000	1,024,463
3.75% 6/1/47	585,000	540,050
Sempra Energy 4% 2/1/48	390,000	353,092
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (b)(d)	1,012,000	984,818
		24,690,884

TOTAL UTILITIES		141,408,884

TOTAL NONCONVERTIBLE BONDS
(Cost $2,337,238,113)		2,348,050,142

U.S. Government and Government Agency Obligations - 8.1%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.875% 9/24/26	$575,000	$528,349
2% 10/5/22	1,730,000	1,677,178
2.375% 1/19/23	1,515,000	1,487,992
2.5% 4/13/21	1,430,000	1,421,755
2.75% 6/22/21	2,825,000	2,823,545
6.25% 5/15/29	520,000	665,012
6.625% 11/15/30	450,000	603,108
Federal Home Loan Bank:
1.375% 9/28/20	1,165,000	1,134,697
2.125% 2/11/20	3,465,000	3,441,407
Freddie Mac:
1.375% 8/15/19	3,625,000	3,588,576
1.5% 1/17/20	3,605,000	3,552,558
2.375% 2/16/21	6,885,000	6,830,278
2.375% 1/13/22	1,450,000	1,431,749
Tennessee Valley Authority:
2.25% 3/15/20	3,130,000	3,109,843
2.875% 2/1/27	1,320,000	1,289,158
5.25% 9/15/39	150,000	186,904
7.125% 5/1/30	460,000	627,382

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		34,399,491

U.S. Treasury Inflation-Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	97,828,542	94,104,622
1% 2/15/46	56,875,445	58,052,437
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	141,145,158	138,108,082
0.625% 1/15/26	126,688,525	125,435,987

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		415,701,128

U.S. Treasury Obligations - 6.9%
U.S. Treasury Bonds:
2.75% 8/15/47	5,440,000	5,149,512
2.875% 8/15/45	17,715,000	17,225,070
2.875% 11/15/46	12,375,000	12,023,569
3% 11/15/44	505,000	502,850
3% 5/15/45	49,521,000	49,317,887
3% 2/15/47	87,154,000	86,782,915
3.125% 5/15/48	2,030,000	2,070,679
3.625% 8/15/43	24,375,000	26,946,753
3.75% 11/15/43	2,285,000	2,578,033
U.S. Treasury Notes:
1% 11/15/19	42,420,000	41,659,423
1.375% 9/30/19	23,410,000	23,131,092
1.375% 8/31/20	15,725,000	15,341,089
1.375% 4/30/21	13,810,000	13,347,689
1.375% 5/31/21	35,805,000	34,564,413
1.625% 12/31/19	34,150,000	33,735,131
1.625% 6/30/20	35,725,000	35,088,648
1.625% 4/30/23	5,360,000	5,098,281
1.75% 6/30/22	69,643,000	67,156,528
1.875% 3/31/22	14,135,000	13,724,202
1.875% 4/30/22	43,605,000	42,308,773
1.875% 9/30/22	23,308,000	22,532,281
2% 11/30/20	48,865,000	48,158,748
2% 2/15/25	20,105,000	19,143,730
2% 11/15/26	150,301,000	141,042,224
2.125% 9/30/21	45,470,000	44,690,260
2.125% 6/30/22	13,575,000	13,275,396
2.125% 7/31/24	108,991,000	105,048,591
2.125% 5/15/25	59,445,000	56,944,130
2.25% 11/15/25	5,835,000	5,616,871
2.25% 2/15/27	35,843,000	34,234,265
2.25% 11/15/27	4,450,000	4,229,934
2.375% 8/15/24	10,135,000	9,901,420
2.5% 3/31/23	407,416,000	403,087,205
2.625% 7/31/20	18,930,000	18,925,563
2.625% 11/15/20	35,190,000	35,152,885
2.625% 3/31/25	371,000,000	366,913,205
2.75% 8/15/21	2,165,000	2,167,875
2.75% 7/31/23	7,665,000	7,664,701
2.75% 8/31/23	10,400,000	10,407,717
2.75% 2/28/25 (e)	850,000	847,510
2.75% 6/30/25	733,482,000	730,502,229
2.75% 8/31/25	3,350,000	3,352,486
2.875% 7/31/25	3,590,000	3,603,182
2.875% 8/15/28	9,520,000	9,528,553

TOTAL U.S. TREASURY OBLIGATIONS		2,624,723,498

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,092,284,657)		3,074,824,117

U.S. Government Agency - Mortgage Securities - 7.2%
Fannie Mae - 3.7%
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (b)(d)	10,965	11,409
12 month U.S. LIBOR + 1.825% 3.769% 2/1/35 (b)(d)	228,769	239,581
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (b)(d)	17,092	18,027
2% 8/1/31	1,599,993	1,515,066
2.5% 9/1/27 to 4/1/47	22,856,786	21,917,335
2.5% 9/1/33 (f)	16,700,000	16,237,430
2.5% 9/1/33 (f)	3,600,000	3,500,284
3% 2/1/25 to 5/1/48	267,261,020	260,263,831
3% 9/1/33 (f)	18,225,000	18,116,053
3% 9/1/33 (f)	15,975,000	15,879,503
3% 9/1/48 (f)	13,050,000	12,623,178
3% 9/1/48 (f)	400,000	386,917
3.5% 6/1/21 to 10/1/56	405,899,860	405,837,325
3.5% 8/1/33	6,000,000	6,066,901
3.5% 9/1/33 (f)(g)	1,000,000	1,010,603
3.5% 9/1/33 (f)	18,600,000	18,797,220
3.5% 9/1/33 (f)	3,000,000	3,031,810
3.5% 9/1/48 (f)(g)	250,000	248,505
3.5% 9/1/48 (f)(g)	3,350,000	3,329,962
3.5% 9/1/48 (f)	11,600,000	11,530,613
3.5% 9/1/48 (f)	4,100,000	4,075,475
3.5% 9/1/48 (f)	12,100,000	12,027,623
4% 11/1/31 to 5/1/48	201,057,397	205,702,642
4% 10/1/33 (f)	1,500,000	1,533,691
4% 9/1/48 (f)	27,900,000	28,402,066
4% 9/1/48 (f)	26,700,000	27,180,472
4% 9/1/48 (f)(g)	8,750,000	8,907,458
4% 9/1/48 (f)	1,000,000	1,017,995
4% 9/1/48 (f)(g)	1,750,000	1,781,492
4% 9/1/48 (f)	2,000,000	2,035,990
4% 9/1/48 (f)	2,400,000	2,443,188
4% 9/1/48 (f)	2,350,000	2,392,289
4% 9/1/48 (f)	4,700,000	4,784,577
4% 9/1/48 (f)	6,250,000	6,362,470
4% 9/1/48 (f)(g)	4,200,000	4,275,580
4% 9/1/48 (f)	1,800,000	1,832,391
4% 9/1/48 (f)	1,800,000	1,832,391
4% 9/1/48 (f)	3,550,000	3,613,883
4% 9/1/48 (f)	4,750,000	4,835,477
4% 9/1/48 (f)	3,600,000	3,664,783
4% 9/1/48 (f)	250,000	254,499
4% 9/1/48 (f)	9,100,000	9,263,756
4% 10/1/48 (f)	7,000,000	7,117,763
4.5% 6/1/24 to 8/1/56	80,821,489	84,508,097
4.5% 9/1/48 (f)	3,950,000	4,101,341
4.5% 9/1/48 (f)(g)	17,700,000	18,378,161
4.5% 9/1/48 (f)	10,300,000	10,694,636
4.5% 9/1/48 (f)	3,500,000	3,634,100
4.5% 9/1/48 (f)	6,950,000	7,216,284
4.5% 9/1/48 (f)	6,400,000	6,645,211
4.5% 9/1/48 (f)	6,400,000	6,645,211
4.5% 9/1/48 (f)	6,950,000	7,216,284
5% 10/1/21 to 8/1/56	62,184,530	66,279,258
5.255% 8/1/41	459,412	493,837
5.5% 7/1/30 to 9/1/41	14,977,422	16,247,246
5.5% 9/1/48 (f)	2,250,000	2,412,507
6% 3/1/22 to 1/1/42	26,190,884	28,858,556
6.483% 2/1/39	617,695	663,976
6.5% 2/1/36 to 8/1/39	3,853,782	4,276,044

TOTAL FANNIE MAE		1,414,170,253

Freddie Mac - 1.7%
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (b)(d)	15,726	16,663
2% 1/1/32	2,656,838	2,516,334
2.5% 3/1/28 to 2/1/43	9,137,196	8,878,139
3% 10/1/28 to 1/1/47	187,935,497	182,700,440
3.5% 8/1/26 to 5/1/48 (e)	213,509,745	213,695,099
3.5% 8/1/47	13,421,128	13,372,828
3.5% 9/1/48 (f)(g)	4,000,000	3,976,855
3.5% 9/1/48 (f)	8,100,000	8,053,131
4% 6/1/33 to 3/1/48	124,141,541	127,178,101
4% 9/1/48 (f)(g)	500,000	509,115
4% 9/1/48 (f)	12,000,000	12,218,755
4% 9/1/48 (f)	4,500,000	4,582,033
4% 9/1/48 (f)	11,100,000	11,302,349
4.5% 7/1/25 to 7/1/47	26,378,723	27,610,652
4.5% 9/1/48 (f)	500,000	519,392
4.5% 9/1/48 (f)	8,600,000	8,933,534
5% 10/1/33 to 7/1/41	9,200,866	9,830,048
5.5% 3/1/34 to 6/1/41	6,079,187	6,614,344
6% 7/1/37 to 9/1/38	261,871	290,249
6.5% 9/1/39	711,382	804,107

TOTAL FREDDIE MAC		643,602,168

Ginnie Mae - 1.8%
3.5% 9/20/40 to 8/20/48	243,142,442	244,669,584
4.5% 5/15/39 to 3/20/47	39,779,568	41,743,931
5.5% 6/15/36 to 3/20/41	283,673	309,060
2.5% 12/20/46	1,313,388	1,249,808
3% 8/20/42 to 6/20/48	167,291,989	164,105,454
3% 9/1/48 (f)	28,100,000	27,475,137
3.5% 9/1/48 (f)	1,500,000	1,504,402
3.5% 9/1/48 (f)(g)	25,950,000	26,026,150
3.5% 9/1/48 (f)	4,500,000	4,513,205
4% 5/20/40 to 8/20/47 (e)	97,067,010	99,956,571
4% 9/1/48 (f)	2,750,000	2,815,216
4% 9/1/48 (f)	7,600,000	7,780,233
4% 9/1/48 (f)	1,000,000	1,023,715
4% 9/1/48 (f)	10,700,000	10,953,749
4.5% 9/1/48 (f)	500,000	519,461
4.5% 9/1/48 (f)	500,000	519,461
4.5% 9/1/48 (f)	500,000	519,461
4.5% 9/1/48 (f)	500,000	519,461
4.5% 9/1/48 (f)	2,000,000	2,077,844
4.5% 9/1/48(f)	11,700,000	12,155,389
4.5% 9/1/48 (f)	5,300,000	5,506,287
4.5% 9/1/48 (f)	6,700,000	6,960,778
4.5% 9/1/48 (f)	3,000,000	3,116,766
4.5% 9/1/48 (f)	10,000,000	10,389,221
4.5% 9/1/48 (f)	11,950,000	12,415,119
4.5% 9/1/48 (f)	4,750,000	4,934,880
5% 6/20/34 to 9/20/46	10,705,538	11,406,551

TOTAL GINNIE MAE		705,166,894

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,822,462,914)		2,762,939,315

Asset-Backed Securities - 0.7%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$5,629,954	$5,606,708
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	6,510,000	6,533,597
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.4248% 10/25/35 (b)(d)	2,910,426	2,914,202
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	800,000	789,045
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	9,851,088	9,894,492
Class AA, 2.487% 12/16/41 (a)	2,216,156	2,156,044
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.1853% 7/25/29 (b)(d)	1,433,334	1,445,312
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (a)	2,961,732	2,977,097
Canadian Pacer Auto Receivables Trust Series 2018-1A Class A3, 3% 11/19/21 (a)	5,467,000	5,460,432
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	8,970,960	9,013,721
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	800,000	773,269
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.4148% 10/25/37 (a)(b)(d)	3,532,557	3,560,136
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	300,000	299,329
Series 2018-A1 Class A1, 2.49% 1/20/23	700,000	692,356
Series 2018-A3 Class A3, 3.29% 5/23/25	700,000	705,144
Series 2018-A6 Class A6, 3.21% 12/7/24	3,100,000	3,111,129
CLUB Credit Trust Series 2018-NP1 Class A, 2.99% 5/15/24 (a)	2,796,347	2,797,708
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.6756% 9/28/30 (b)(d)	1,465,529	1,466,706
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	997,039	996,510
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.3148% 3/25/32 (b)(d)	4,144	4,246
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 2.9948% 8/25/35 (b)(d)	218,867	219,342
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	4,293,555	4,209,723
Class A2II, 4.03% 11/20/47 (a)	7,257,160	7,183,746
Dell Equipment Finance Trust Series 2018-1 Class A3, 3.18% 6/22/23 (a)	4,210,000	4,222,190
DLL Securitization Trust Series 2018-1 Class A3, 3.1% 4/18/22 (a)	660,000	660,960
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8898% 3/25/34 (b)(d)	371	342
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	9,140,000	9,006,901
Series 2018-1 Class A1, 2.95% 5/15/23	8,200,000	8,171,389
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.4714% 5/25/26 (b)(d)	920,000	915,742
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (a)(b)(d)	44,335	43,545
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (a)(b)(d)	16,036	15,729
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (a)(b)(d)	26,648	25,240
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (a)	11,700,000	11,631,186
Series 2018-1 Class A, 1 month U.S. LIBOR + 0.300% 2.6138% 3/15/22 (a)(b)(d)	5,450,000	5,453,371
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	3,070,394	3,062,350
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.7134% 4/10/31 (a)(b)(d)	3,258,613	3,262,620
Home Equity Asset Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.440% 2.5048% 4/25/36 (b)(d)	3,681,100	3,686,614
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	8,572,000	8,543,044
JPMorgan Mtg Acquisition Corp. Series 2005-FRE1 Class A2V3, 1 month U.S. LIBOR + 0.330% 2.3948% 10/25/35 (b)(d)	6,975,078	6,977,221
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (b)(d)	406,000	317,576
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	13,580,000	13,589,579
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.3227% 5/16/22 (a)(b)(d)	2,700,000	2,699,543
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.3548% 8/25/36 (b)(d)	899,362	899,569
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (a)	2,276,386	2,271,478
Series 2017-2A Class A1, 2.0383% 9/25/27 (a)	3,349,501	3,338,497
Series 2018-1A Class A, 2.76% 2/25/28 (a)	4,776,407	4,775,695
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	5,946,956	5,946,954
Navient Student Loan Trust Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.420% 2.4848% 8/27/29 (b)(d)	4,262,370	4,265,666
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (b)(d)	202,046	201,507
OneMain Financial Issuance Trust Series 2016-2A Class A, 4.1% 3/20/28 (a)	6,059,930	6,096,228
Permanent Master Issuer PLC Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.7468% 7/15/58 (a)(b)(d)	10,927,000	10,893,749
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (a)	3,130,792	3,132,129
Series 2018-2A Class A, 3.35% 10/15/24 (a)	5,500,000	5,499,796
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.068% 1/25/22 (a)	8,580,000	8,575,135
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8106% 12/15/27 (a)(b)(d)	5,072,813	5,091,153
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.5953% 10/27/25 (b)(d)	3,999,000	3,999,887
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4453% 1/25/27 (b)(d)	1,170,776	1,169,138
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4253% 1/26/26 (b)(d)	1,100,436	1,097,475
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (b)(d)	3,983	3,976
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	8,917,000	8,979,553
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	8,263,065	8,286,340
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.500% 2.5827% 7/17/23 (a)(b)(d)	8,000,000	8,022,500
TOTAL ASSET-BACKED SECURITIES
(Cost $247,535,137)		247,641,561

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.2036% 6/27/36 (a)(b)(d)	1,523,132	1,485,164
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 4.015% 12/26/35 (a)(b)	139,231	139,197
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	1,121,367	1,121,057
Series 2012-RR5 Class 8A5, 2.2863% 7/26/36 (a)(b)	254,588	250,409
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.1137% 1/25/37 (a)(b)	337,865	342,961
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (a)	1,220,333	1,216,244
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.3436% 5/27/37 (a)(b)(d)	800,358	766,651
CSMC Trust Series 2009-5R Class 2A2, 3.9325% 6/25/36 (a)(b)	116,201	116,049
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	2,566,725	2,541,389
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (a)(b)(d)	8,505,000	8,497,235
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.291% 6/21/36 (a)(b)(d)	823,764	814,785
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (b)(d)	34,347	33,913
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/35 (b)(d)	41,173	40,854
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(d)	2,290	2,270
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7048% 9/25/43 (b)(d)	3,591,589	3,576,299
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 3.8726% 3/25/35 (b)	2,001,811	2,038,427
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7631% 6/27/36 (a)(b)	194,810	193,596
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	1,283,329	1,271,388

TOTAL PRIVATE SPONSOR		24,447,888

U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43	1,822,478	1,732,438
Class GA, 1.75% 6/25/42	1,823,345	1,731,278
Series 2005-79 Class ZC, 5.9% 9/25/35	325,235	358,603
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.4803% 8/25/37 (b)(h)(i)	1,421,683	210,546
Series 2010-135 Class ZA, 4.5% 12/25/40	1,049,079	1,092,295
Series 2010-150 Class ZC, 4.75% 1/25/41	1,128,704	1,200,928
Series 2010-95 Class ZC, 5% 9/25/40	2,259,725	2,426,782
Series 2011-4 Class PZ, 5% 2/25/41	484,558	534,193
Series 2012-100 Class WI, 3% 9/25/27 (h)	964,009	87,573
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.5853% 12/25/30 (b)(h)(i)	344,203	36,248
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.4853% 6/25/41 (b)(h)(i)	445,950	55,898
Series 2013-133 Class IB, 3% 4/25/32 (h)	666,203	60,437
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.9853% 1/25/44 (b)(h)(i)	342,670	49,599
Series 2013-51 Class GI, 3% 10/25/32 (h)	1,186,447	113,818
Series 2015-42 Class IL, 6% 6/25/45 (h)	1,514,408	336,201
Series 2015-70 Class JC, 3% 10/25/45	1,233,566	1,219,900
Series 2017-30 Class AI, 5.5% 5/25/47	788,928	174,161
Freddie Mac:
planned amortization class Series 4135 Class AB, 1.75% 6/15/42	1,364,350	1,296,639
sequential payer Series 3871 Class KB, 5.5% 6/15/41	903,000	998,470
Series 2017-4683 Class LM, 3% 5/15/47	1,611,709	1,592,611
Series 2933 Class ZM, 5.75% 2/15/35	644,736	722,145
Series 2996 Class ZD, 5.5% 6/15/35	460,493	507,163
Series 3237 Class C, 5.5% 11/15/36	664,727	723,893
Series 3955 Class YI, 3% 11/15/21 (h)	221,751	7,317
Series 3980 Class EP, 5% 1/15/42	4,346,931	4,624,247
Series 4055 Class BI, 3.5% 5/15/31 (h)	604,903	62,862
Series 4149 Class IO, 3% 1/15/33 (h)	526,480	64,860
Series 4314 Class AI, 5% 3/15/34 (h)	222,129	21,612
Series 4427 Class LI, 3.5% 2/15/34 (h)	1,053,732	136,066
Series 4471 Class PA 4% 12/15/40	1,338,281	1,365,459
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,183,630	1,217,602
Freddie Mac Seasoned Credit Risk Transfer Series:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	3,812,732	3,701,227
Series 2018-2 Class MA, 3.5% 11/25/57	1,024,680	1,021,683
Series 2018-3 Class MA, 3.5% 8/25/57	18,699,655	18,600,836
Series 2018-3 Class M55D, 4% 8/25/57	3,944,620	4,006,546
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	1,916,049	1,917,314
Class A2, 3.5% 6/25/28	460,000	453,779
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.4799% 12/20/60 (b)(d)(j)	1,216,146	1,216,006
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.6499% 9/20/61 (b)(d)(j)	6,077,852	6,104,139
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 2.6199% 8/20/62 (b)(d)(j)	1,295,751	1,300,500
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (b)(d)(j)	109,162	109,386
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 2.6999% 8/20/63 (b)(d)(j)	3,509,423	3,525,506
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.8452% 12/20/40 (b)(i)	1,187,000	1,204,918
Series 2017-134 Class BA, 2.5% 11/20/46	1,670,925	1,603,408
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	3,237,042	3,338,121
Series 2010-170 Class B, 4% 12/20/40	730,409	753,225
Series 2010-116 Class QB, 4% 9/16/40	5,053,650	5,198,947
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.8865% 2/16/40 (b)(h)(i)	762,417	89,254
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.0226% 7/20/41 (b)(h)(i)	240,739	34,187
Series 2013-149 Class MA, 2.5% 5/20/40	3,910,833	3,799,254
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	3,613,155	3,595,007
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	2,885,913	2,871,234
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (b)(d)(j)	4,584,698	4,591,270

TOTAL U.S. GOVERNMENT AGENCY		93,797,591

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $119,752,161)		118,245,479

Commercial Mortgage Securities - 0.7%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	5,043,824	5,049,072
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 2.4648% 11/25/35 (a)(b)(d)	31,380	30,324
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (a)(b)(d)	79,236	74,396
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (a)(b)(d)	25,575	23,855
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 12/25/36 (a)(b)(d)	214,617	203,414
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (a)(b)(d)	47,985	44,606
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (a)(b)(d)	139,899	134,638
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (a)(b)(d)	130,982	128,371
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (a)(b)(d)	44,583	41,475
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (a)(b)(d)	47,121	44,104
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (a)(b)(d)	24,972	23,024
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (a)(b)(d)	26,709	24,112
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (a)(b)(d)	42,778	36,993
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (a)(b)(d)	67,533	56,684
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (a)(b)(d)	25,504	24,727
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,712,214
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,438,748
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	3,866,516
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	978,709
Series 2015-GC29 Class XA, 1.2468% 4/10/48 (b)(h)	37,607,018	1,922,396
Series 2015-GC33 Class XA, 1.1007% 9/10/58 (b)(h)	19,587,930	959,481
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,610,158
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,464,429
Series 2016-P6 Class XA, 0.9648% 12/10/49 (b)(h)	17,687,004	753,320
Series 2017-P8 Class A3, 3.203% 9/15/50	4,700,000	4,519,342
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,700,000	1,674,873
Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	3,759,583
Series 2014-CR17 Class XA, 1.2424% 5/10/47 (b)(h)	23,749,530	950,793
Series 2014-CR19 Class XA, 1.3479% 8/10/47 (b)(h)	30,526,498	1,320,802
Series 2014-CR20 Class XA, 1.2857% 11/10/47 (b)(h)	20,983,667	1,001,208
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	520,956
Series 2014-LC17 Class XA, 1.075% 10/10/47 (b)(h)	56,928,132	1,705,294
Series 2014-UBS4 Class XA, 1.3524% 8/10/47 (b)(h)	24,416,019	1,136,602
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	3,927,114
Class XA, 1.1123% 12/10/47 (b)(h)	12,180,235	507,662
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,465,157
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,493,245
Series 2015-DC1 Class XA, 1.2777% 2/10/48 (b)(h)	31,646,929	1,507,571
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	1,914,974
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	2,800,000	2,715,809
Fannie Mae:
Series 2017-M1 Class A2, 2.4978% 10/25/26 (b)	2,300,000	2,150,858
Series 2017-T1 Class A, 2.898% 6/25/27	9,578,355	9,115,620
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3014% 7/25/20 (b)(d)	2,700,000	2,701,487
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2814% 10/25/19 (b)(d)	5,400,000	5,400,617
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27	2,900,000	2,849,718
Series K063 Class A1, 3.045% 8/25/26	4,700,546	4,680,564
Series K069 Class A2, 3.187% 9/25/27	3,300,000	3,252,459
Series K072 Class A2, 3.444% 12/25/27	800,000	801,793
Series K073 Class A2, 3.35% 1/25/28	7,500,000	7,460,750
Series K155:
Class A1, 3.75% 11/25/29	218,849	223,889
Class A2, 3.75% 11/25/32	3,300,000	3,356,363
Series 2018-K075 Class A2, 3.65% 2/25/28	7,790,000	7,928,500
Series K076:
Class A2, 3.9% 6/25/51	11,300,000	11,729,871
Class AM, 3.9% 6/25/51	2,125,000	2,190,557
Series K077:
Class A2, 3.85% 5/25/28	9,442,000	9,764,806
Class AM, 3.85% 5/25/28	660,000	676,125
Series K079:
Class A1, 3.729% 2/25/28	1,463,000	1,502,311
Class A2, 3.926% 6/25/28	11,784,000	12,254,416
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	4,400,000	4,548,522
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.622% 12/15/34 (a)(b)(d)	1,182,680	1,183,053
Series 2015-NRF Class AFX, 3.2349% 12/15/34 (a)	2,300,000	2,303,197
GS Mortgage Securities Trust:
sequential payer Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,000,000	998,440
Series 2013-GC12 Class XA, 1.5764% 6/10/46 (b)(h)	5,705,259	304,146
Series 2014-GC18, 2.924% 1/10/47	610,807	610,861
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	1,953,528
Series 2015-GC34 Class XA, 1.5007% 10/10/48 (b)(h)	6,171,080	424,687
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21:
Class A3, 3.4353% 8/15/47 (a)	1,900,000	1,895,694
Class A5, 3.7748% 8/15/47	9,000,000	9,167,787
Series 2014-C19 Class XA, 1.2877% 4/15/47 (b)(h)	6,306,040	124,546
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	1,904,527
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 6.0124% 2/12/49 (b)	24,000	9,699
Class C, 6.0124% 2/12/49 (b)	20,068	1,008
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	2,700,000	2,790,239
Class CFX, 4.9498% 7/5/33 (a)	919,000	950,460
Class DFX, 5.3503% 7/5/33 (a)	1,414,000	1,463,568
Class EFX, 5.5422% 7/5/33 (a)	1,934,000	1,977,395
Class XAFX, 1.2948% 7/5/33 (a)(b)(h)	10,000,000	498,387
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,623,123
Series 2015-C21 Class A3, 3.077% 3/15/48	3,900,000	3,799,616
Series 2014-C14 Class A2, 2.916% 2/15/47	1,122,289	1,122,163
Series 2014-C17 Class A2, 3.119% 8/15/47	1,698,214	1,700,843
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,769,679
Class XA, 1.2761% 10/15/48 (b)(h)	11,087,648	643,359
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,143,595
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,040,039
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.95% 6/15/35 (a)(b)(d)	7,150,000	7,150,071
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	2,996,198
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	1,957,983
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	4,289,649	4,185,003
Class B, 4.181% 11/15/34 (a)	1,796,900	1,769,097
Class C, 5.205% 11/15/34 (a)	1,260,550	1,257,056
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (a)(b)(d)	10,319,039	10,354,439
UBS Commercial Mortgage Trust:
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,315,666
Series 2017-C7 Class XA, 1.2269% 12/15/50 (b)(h)	17,804,296	1,286,629
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,244,093
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,388,883
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.8534% 4/10/46 (a)(b)(d)	5,423,000	5,506,065
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.2343% 11/15/48 (b)(h)	7,513,287	440,424
Series 2017-C42 Class XA, 1.0451% 12/15/50 (b)(h)	35,907,644	2,393,729
Series 2018-C46 Class XA, 1.1169% 8/15/51 (b)(h)	13,193,000	857,180
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.78% 6/15/46 (a)(b)(d)	5,449,087	5,466,255
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	362,198
Series 2014-C24 Class XA, 1.0309% 11/15/47 (b)(h)	7,129,700	278,372
Series 2014-LC14 Class XA, 1.4573% 3/15/47 (b)	12,861,879	541,326
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $259,924,358)		256,510,283

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	3,470,000	4,812,786
California Gen. Oblig.:
6.2% 3/1/19	$1,340,000	$1,363,973
7.5% 4/1/34	630,000	885,270
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	59,466
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	88,892
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	7,660,000	7,832,733
5.1% 6/1/33	22,090,000	21,319,059
Series 2010-1, 6.63% 2/1/35	3,845,000	4,091,541
Series 2010-3:
6.725% 4/1/35	2,510,000	2,693,280
7.35% 7/1/35	4,655,000	5,173,381
Series 2010-5, 6.2% 7/1/21	1,437,000	1,491,204
Series 2011, 5.877% 3/1/19	11,620,000	11,769,317
Series 2013, 3.6% 12/1/19	2,105,000	2,100,411
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	235,976
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	63,885
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	186,567
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,265,000	1,831,973
Series 2010 A, 7.102% 1/1/41	1,675,000	2,353,375
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	32,571
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,068,948
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	625,000	715,731
Series 2011 A, 4.8% 6/1/11	1,528,000	1,638,062
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	600,000	637,920
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	765,000	878,059
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	73,742
TOTAL MUNICIPAL SECURITIES
(Cost $73,946,082)		73,398,122

Foreign Government and Government Agency Obligations - 0.0%
Chilean Republic 3.875% 8/5/20	$800,000	$813,320
Colombian Republic 5% 6/15/45	965,000	971,031
Indonesian Republic 3.5% 1/11/28	1,605,000	1,502,965
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	180,000	202,367
4% 6/30/22	1,700,000	1,739,355
Panamanian Republic 4.5% 4/16/50	400,000	399,000
Province of Quebec yankee 7.125% 2/9/24	1,830,000	2,169,300
United Mexican States 4.75% 3/8/44	4,500,000	4,299,750
Uruguay Republic 4.975% 4/20/55	455,000	458,413
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,230,987)		12,555,501

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	5,551,000	5,467,846
Citizens Bank NA 2.3% 12/3/18	3,955,000	3,953,518
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,310,212
3.1% 6/4/20	6,744,000	6,715,743
4.682% 8/9/28 (b)	3,503,000	3,501,249
8.7% 11/18/19	357,000	377,906
KeyBank NA 2.25% 3/16/20	505,000	498,920
Synchrony Bank 3.65% 5/24/21	5,843,000	5,805,710
TOTAL BANK NOTES
(Cost $32,826,768)		32,631,104
	Shares	Value

Fixed-Income Funds - 76.6%
Bank Loan Funds - 0.7%
Eaton Vance Floating-Rate Fund - Advisers Class	27,865,715	$252,742,036
High Yield Fixed-Income Funds - 0.0%
Stone Harbor Emerging Markets Debt Fund	2,411,586	22,861,834
Inflation-Protected Bond Funds - 2.0%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (k)	77,244,464	759,313,081
Intermediate Government Funds - 4.5%
Fidelity Intermediate Treasury Bond Index Fund Institutional Premium Class (k)	21,504,330	223,645,033
Fidelity SAI U.S. Treasury Bond Index Fund (k)	154,769,158	1,482,688,534

TOTAL INTERMEDIATE GOVERNMENT FUNDS		1,706,333,567

Intermediate-Term Bond Funds - 69.4%
Baird Short-Term Bond Fund - Institutional Class	41,108,652	448,495,397
DoubleLine Total Return Bond Fund Class N	94,254,403	980,245,794
Fidelity Total Bond Fund (k)	612,028,852	6,352,859,486
Fidelity U.S. Bond Index Fund Institutional Premium Class (k)	149,289	1,680,998
iShares Core U.S. Aggregate Bond ETF	3,658,886	389,342,059
JPMorgan Core Bond Fund Select Class	19,358,966	218,175,543
Metropolitan West Total Return Bond Fund Class M	195,605,866	2,036,257,061
PIMCO Income Fund Institutional Class	99,561,559	1,186,773,788
PIMCO Mortgage Opportunities Fund Institutional Class	68,766,203	755,740,571
PIMCO Total Return Fund Institutional Class	671,081,190	6,704,101,081
Prudential Total Return Bond Fund Class A	125,663,876	1,775,630,567
Voya Intermediate Bond Fund Class I	89,571,260	877,798,347
Westcore Plus Bond Fund Retail Class	23,227,134	242,026,732
Western Asset Core Bond Fund Class I	132,786,378	1,635,928,172
Western Asset Core Plus Bond Fund Class I	255,752,342	2,887,443,946

TOTAL INTERMEDIATE-TERM BOND FUNDS		26,492,499,542

TOTAL FIXED-INCOME FUNDS
(Cost $30,106,957,749)		29,233,750,060
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	27,545,864
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.97% (l)	360,086,382	360,158,399
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (m)	77,337,642	77,337,642
TOTAL MONEY MARKET FUNDS
(Cost $437,491,863)		437,496,041
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $39,573,305,640)		38,625,587,589
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(481,571,534)
NET ASSETS - 100%		$38,144,016,055

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 9/1/33	$(1,400,000)	$(1,361,222)
3% 9/1/33	(4,700,000)	(4,671,904)
3% 9/1/33	(4,700,000)	(4,671,904)
3% 9/1/33	(4,700,000)	(4,671,904)
3% 9/1/33	(6,300,000)	(6,262,339)
3% 9/1/33	(3,575,000)	(3,553,629)
3% 9/1/33	(3,600,000)	(3,578,480)
3% 9/1/33	(3,550,000)	(3,528,778)
3% 9/1/33	(4,775,000)	(4,746,456)
3.5% 9/1/48	(900,000)	(894,617)
3.5% 9/1/48	(8,100,000)	(8,051,549)
4% 9/1/48	(2,600,000)	(2,646,788)
4% 9/1/48	(1,800,000)	(1,832,391)
4% 9/1/48	(250,000)	(254,499)
4.5% 9/1/48	(11,700,000)	(12,148,276)
4.5% 9/1/48	(6,700,000)	(6,956,705)
4.5% 9/1/48	(10,000,000)	(10,383,142)
4.5% 9/1/48	(11,950,000)	(12,407,855)
4.5% 9/1/48	(4,750,000)	(4,931,992)

TOTAL FANNIE MAE		(97,554,430)

Ginnie Mae
3.5% 9/1/48	(14,700,000)	(14,473,136)
TOTAL TBA SALE COMMITMENTS
(Proceeds $112,297,582)		$(112,297,566)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	77	Dec. 2018	$11,104,844	$(53,705)	$(53,705)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7	Dec. 2018	841,859	1,627	1,627
CBOT 2-Year U.S. Treasury Note Contracts (United States)	255	Dec. 2018	53,896,641	23,419	23,419
CBOT 5-Year U.S. Treasury Note Contracts (United States)	30	Dec. 2018	3,401,953	4,649	4,649
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	264	Dec. 2018	33,804,375	11,818	11,818
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Dec. 2018	955,875	6,174	6,174
TOTAL FUTURES CONTRACTS					$(6,018)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	Quarterly	$2,000,000	$(5,819)	$(6,215)	$(12,034)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	1,655,634	(6,038)	(10,455)	(16,493)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(9,114)	(10,315)	(19,429)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(9,114)	(8,863)	(17,977)

TOTAL CREDIT DEFAULT SWAPS							$(30,085)	$(35,848)	$(65,933)

Security Type Abbreviations

ETF – Exchange-Traded Fund

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,495,672 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $461,808.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated Fund

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,235,183
Total	$2,235,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$780,069,180	$92,407,416	$128,140,215	$1,189,965	$(2,363,410)	$17,340,110	$759,313,081
Fidelity Intermediate Treasury Bond Index Fund Institutional Premium Class	--	331,434,487	108,847,660	2,888,455	199,772	858,434	223,645,033
Fidelity SAI U.S. Treasury Bond Index Fund	862,301,413	758,466,137	141,427,237	11,878,293	(1,620,302)	4,968,523	1,482,688,534
Fidelity Total Bond Fund	6,216,815,665	287,766,407	128,140,215	86,300,897	(1,200,061)	(22,382,310)	6,352,859,486
Fidelity U.S. Bond Index Fund Institutional Premium Class	138,747,950	353,828	137,628,897	353,829	1,549,783	(1,341,666)	1,680,998
Total	$7,997,934,208	$1,470,428,275	$644,184,224	$102,611,439	$(3,434,218)	$(556,909)	$8,820,187,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,348,050,142	$--	$2,348,050,142	$--
U.S. Government and Government Agency Obligations	3,074,824,117	--	3,074,824,117	--
U.S. Government Agency - Mortgage Securities	2,762,939,315	--	2,762,939,315	--
Asset-Backed Securities	247,641,561	--	247,641,561	--
Collateralized Mortgage Obligations	118,245,479	--	118,245,479	--
Commercial Mortgage Securities	256,510,283	--	256,510,283	--
Municipal Securities	73,398,122	--	73,398,122	--
Foreign Government and Government Agency Obligations	12,555,501	--	12,555,501	--
Bank Notes	32,631,104	--	32,631,104	--
Fixed-Income Funds	29,233,750,060	29,233,750,060	--	--
Preferred Securities	27,545,864	--	27,545,864	--
Money Market Funds	437,496,041	437,496,041	--	--
Total Investments in Securities:	$38,625,587,589	$29,671,246,101	$8,954,341,488	$--
Derivative Instruments:
Assets
Futures Contracts	$47,687	$47,687	$--	$--
Total Assets	$47,687	$47,687	$--	$--
Liabilities
Futures Contracts	$(53,705)	$(53,705)	$--	$--
Swaps	(30,085)	--	(30,085)	--
Total Liabilities	$(83,790)	$(53,705)	$(30,085)	$--
Total Derivative Instruments:	$(36,103)	$(6,018)	$(30,085)	$--
Other Financial Instruments:
TBA Sale Commitments	$(112,297,566)	$--	$(112,297,566)	$--
Total Other Financial Instruments:	$(112,297,566)	$--	$(112,297,566)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(30,085)
Total Credit Risk	0	(30,085)
Interest Rate Risk
Futures Contracts(b)	47,687	(53,705)
Total Interest Rate Risk	47,687	(53,705)
Total Value of Derivatives	$47,687	$(83,790)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $30,169,070,548)	$29,445,242,058
Fidelity Central Funds (cost $360,154,221)	360,158,399
Other affiliated issuers (cost $9,044,080,871)	8,820,187,132
Total Investment in Securities (cost $39,573,305,640)		$38,625,587,589
Cash		1,573,371
Receivable for investments sold
Regular delivery		490,989
Delayed delivery		17,826,025
Receivable for TBA sale commitments		112,297,582
Receivable for fund shares sold		14,595,761
Dividends receivable		970,675
Interest receivable		55,952,984
Distributions receivable from Fidelity Central Funds		640,956
Prepaid expenses		123,803
Other receivables		582,945
Total assets		38,830,642,680
Liabilities
Payable for investments purchased
Regular delivery	$38,571,665
Delayed delivery	520,121,954
TBA sale commitments, at value	112,297,566
Payable for fund shares redeemed	13,267,596
Distributions payable	89,972
Bi-lateral OTC swaps, at value	30,085
Accrued management fee	907,494
Payable for daily variation margin on futures contracts	47,781
Other affiliated payables	186,702
Other payables and accrued expenses	1,105,810
Total liabilities		686,626,625
Net Assets		$38,144,016,055
Net Assets consist of:
Paid in capital		$39,220,617,592
Undistributed net investment income		49,307,809
Accumulated undistributed net realized gain (loss) on investments		(178,119,360)
Net unrealized appreciation (depreciation) on investments		(947,789,986)
Net Assets, for 3,690,862,859 shares outstanding		$38,144,016,055
Net Asset Value, offering price and redemption price per share ($38,144,016,055 ÷ 3,690,862,859 shares)		$10.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$325,837,496
Affiliated issuers		102,611,439
Interest		138,613,018
Income from Fidelity Central Funds		2,235,183
Total income		569,297,136
Expenses
Management fee	$51,694,141
Transfer agent fees	2,142,721
Accounting fees and expenses	1,110,477
Custodian fees and expenses	114,549
Independent trustees' fees and expenses	225,908
Registration fees	623,219
Audit	34,897
Legal	58,365
Miscellaneous	187,948
Total expenses before reductions	56,192,225
Expense reductions	(46,383,300)
Total expenses after reductions		9,808,925
Net investment income (loss)		559,488,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(79,660,571)
Fidelity Central Funds	(247)
Other affiliated issuers	(3,434,218)
Futures contracts	151,605
Swaps	(100,325)
Total net realized gain (loss)		(83,043,756)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(129,630,351)
Affiliated issuers	(556,909)
Futures contracts	(13,925)
Swaps	96,233
Delayed delivery commitments	105,374
Total change in net unrealized appreciation (depreciation)		(129,999,578)
Net gain (loss)		(213,043,334)
Net increase (decrease) in net assets resulting from operations		$346,444,877

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$559,488,211	$856,904,186
Net realized gain (loss)	(83,043,756)	(15,924,968)
Change in net unrealized appreciation (depreciation)	(129,999,578)	(414,839,978)
Net increase (decrease) in net assets resulting from operations	346,444,877	426,139,240
Distributions to shareholders from net investment income	(486,113,478)	(861,436,736)
Distributions to shareholders from net realized gain	(20,702,912)	(44,962,492)
Total distributions	(506,816,390)	(906,399,228)
Share transactions
Proceeds from sales of shares	5,595,952,300	10,565,604,910
Reinvestment of distributions	506,250,706	905,427,731
Cost of shares redeemed	(3,503,959,762)	(5,434,835,758)
Net increase (decrease) in net assets resulting from share transactions	2,598,243,244	6,036,196,883
Total increase (decrease) in net assets	2,437,871,731	5,555,936,895
Net Assets
Beginning of period	35,706,144,324	30,150,207,429
End of period	$38,144,016,055	$35,706,144,324
Other Information
Undistributed net investment income end of period	$49,307,809	$–
Distributions in excess of net investment income end of period	$–	$(24,066,924)
Shares
Sold	540,962,280	998,968,164
Issued in reinvestment of distributions	48,959,803	85,598,982
Redeemed	(338,409,977)	(515,670,418)
Net increase (decrease)	251,512,106	568,896,728

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$10.50	$10.40	$10.78	$10.61	$10.87
Income from Investment Operations
Net investment income (loss)B	.156	.270	.300	.316	.315	.267
Net realized and unrealized gain (loss)	(.065)	(.106)	.174	(.366)	.177	(.224)
Total from investment operations	.091	.164	.474	(.050)	.492	.043
Distributions from net investment income	(.135)	(.270)	(.297)	(.322)	(.313)	(.263)
Distributions from net realized gain	(.006)	(.014)	(.077)	(.008)	(.009)	(.040)
Total distributions	(.141)	(.284)	(.374)	(.330)	(.322)	(.303)
Net asset value, end of period	$10.33	$10.38	$10.50	$10.40	$10.78	$10.61
Total ReturnC,D	.89%	1.54%	4.60%	(.45)%	4.71%	.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.31%	.31%	.31%	.32%	.33%
Expenses net of fee waivers, if any	.05%G	.06%	.06%	.06%	.07%	.08%
Expenses net of all reductions	.05%G	.06%	.06%	.06%	.07%	.08%
Net investment income (loss)	2.99%G	2.55%	2.84%	3.00%	2.95%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$38,144,016	$35,706,144	$30,150,207	$26,817,412	$19,529,276	$16,679,226
Portfolio turnover rateH	49%G	45%	52%	69%	120%	78%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $545,078 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, market discount, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$163,688,364
Gross unrealized depreciation	(1,154,543,279)
Net unrealized appreciation (depreciation)	$(990,854,915)
Tax cost	$39,616,370,569

The Fund elected to defer to its next fiscal year approximately $32,383,970 of capital losses recognized during the period November 1, 2017 to February 28, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(100,325)	$96,233
Interest Rate Risk
Futures Contracts	151,605	(13,925)
Totals	$51,280	$82,308

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $4,315,677,705 and $1,552,001,682, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and PGIM, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018, transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018, FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,651 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50,562 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $46,312,817.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $60,486 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9,997.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Inflation-Protected Bond Index Fund	13%
Fidelity SAI U.S. Treasury Bond Index Fund	65%
Fidelity Total Bond Fund	20%
Fidelity Intermediate Bond Index Fund	11%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.05%	$1,000.00	$1,008.90	$.25
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

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1.912889.108

Strategic Advisers® Core Income Multi-Manager Fund Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Western Asset Core Plus Bond Fund	39.6
PIMCO Short-Term Fund	24.3
Metropolitan West Funds	20.2
U.S. Treasury Obligations	5.7
Fannie Mae	2.0
Freddie Mac	1.0
Ginnie Mae	0.8
Royal Bank of Scotland Group PLC	0.4
Illinois Gen. Oblig.	0.4
Morgan Stanley	0.4
94.8

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Corporate Bonds	4.9%
U.S. Government and U.S. Government Agency Obligations	9.5%
CMOs and Other Mortgage Related Securities	0.1%
Municipal Securities	0.3%
Intermediate-Term Bond Funds	84.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
General Motors Co. 3.5% 10/2/18	$20,000	$20,015
General Motors Financial Co., Inc.:
3.5% 7/10/19	10,000	10,053
4.25% 5/15/23	10,000	10,036
		40,104
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	2,000	1,989
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	13,000	13,260
4.908% 7/23/25	16,000	16,315
5.375% 5/1/47	11,000	10,260
6.484% 10/23/45	4,000	4,264
NBCUniversal, Inc. 5.15% 4/30/20	100,000	103,415
Time Warner Cable, Inc.:
5.5% 9/1/41	10,000	9,607
5.875% 11/15/40	13,000	12,989
6.55% 5/1/37	18,000	19,437
7.3% 7/1/38	17,000	19,752
8.25% 4/1/19	17,000	17,507
		226,806

TOTAL CONSUMER DISCRETIONARY		268,899

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	19,767
3.3% 2/1/23	20,000	19,843
3.65% 2/1/26	20,000	19,565
4.7% 2/1/36	23,000	23,315
4.9% 2/1/46	26,000	26,423
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	7,000	6,868
		115,781
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	6,981
Tobacco - 0.0%
Reynolds American, Inc.:
4% 6/12/22	3,000	3,036
5.7% 8/15/35	3,000	3,236
6.15% 9/15/43	4,000	4,468
		10,740

TOTAL CONSUMER STAPLES		133,502

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Amerada Hess Corp. 7.875% 10/1/29	5,000	6,087
Anadarko Finance Co. 7.5% 5/1/31	14,000	17,526
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,155
5.55% 3/15/26	10,000	10,746
6.6% 3/15/46	10,000	12,035
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,000	6,752
Cenovus Energy, Inc. 4.25% 4/15/27	12,000	11,591
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	12,000	11,963
4.5% 6/1/25	3,000	3,029
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	101,500
DCP Midstream Operating LP:
2.7% 4/1/19	4,000	3,975
3.875% 3/15/23	20,000	19,500
5.6% 4/1/44	10,000	9,600
El Paso Corp. 6.5% 9/15/20	20,000	21,191
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	3,000	2,986
3.9% 5/15/24 (b)	3,000	2,900
Enbridge, Inc.:
4.25% 12/1/26	4,000	4,018
5.5% 12/1/46	5,000	5,607
Energy Transfer Partners LP:
4.2% 9/15/23	2,000	2,023
4.95% 6/15/28	5,000	5,101
5.8% 6/15/38	3,000	3,101
6% 6/15/48	2,000	2,123
MPLX LP 4.875% 12/1/24	3,000	3,115
Petroleos Mexicanos:
4.625% 9/21/23	20,000	19,656
5.375% 3/13/22	10,000	10,220
6.375% 2/4/21	25,000	26,125
6.5% 3/13/27	10,000	10,124
6.5% 6/2/41	35,000	32,048
6.75% 9/21/47	10,000	9,257
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	9,907
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,970
4.55% 6/24/24	38,000	38,784
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,003
4.75% 8/15/28	2,000	1,990
5.375% 6/1/21	7,000	7,254
Williams Partners LP:
4% 11/15/21	2,000	2,026
4.3% 3/4/24	8,000	8,095
		453,083
FINANCIALS - 1.6%
Banks - 0.8%
Bank of America Corp.:
3.419% 12/20/28 (b)	18,000	16,962
3.5% 4/19/26	10,000	9,735
4.1% 7/24/23	5,000	5,125
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,043
4.4% 6/10/25	12,000	12,024
4.6% 3/9/26	14,000	14,125
5.3% 5/6/44	17,000	18,084
5.5% 9/13/25	18,000	19,173
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	19,920
JPMorgan Chase & Co.:
2.95% 10/1/26	16,000	14,973
3.797% 7/23/24 (b)	12,000	12,041
3.875% 9/10/24	23,000	22,850
4.125% 12/15/26	15,000	14,975
4.35% 8/15/21	4,000	4,120
4.625% 5/10/21	4,000	4,141
Regions Financial Corp. 3.2% 2/8/21	7,000	6,973
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	100,305
6% 12/19/23	35,000	36,494
6.1% 6/10/23	13,000	13,578
6.125% 12/15/22	29,000	30,417
		380,058
Capital Markets - 0.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,108
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	3,967
3.75% 12/1/25	7,000	7,041
Lazard Group LLC 4.25% 11/14/20	8,000	8,146
Moody's Corp.:
3.25% 1/15/28	5,000	4,743
4.875% 2/15/24	4,000	4,203
Morgan Stanley:
3.125% 1/23/23	20,000	19,655
3.625% 1/20/27	70,000	67,372
3.7% 10/23/24	18,000	17,844
5% 11/24/25	13,000	13,514
		152,593
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	24,979
Discover Financial Services 3.95% 11/6/24	7,000	6,861
Synchrony Financial:
3% 8/15/19	4,000	3,993
3.75% 8/15/21	6,000	5,987
3.95% 12/1/27	8,000	7,289
4.25% 8/15/24	6,000	5,817
		54,926
Diversified Financial Services - 0.0%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	2,000	1,994
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	5,860
Voya Financial, Inc. 3.125% 7/15/24	5,000	4,756
		12,610
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,110
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,110
Prudential Financial, Inc. 4.5% 11/16/21	100,000	103,461
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	2,997
Unum Group 5.75% 8/15/42	5,000	5,333
		125,011

TOTAL FINANCIALS		725,198

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
CVS Health Corp.:
4.1% 3/25/25	15,000	15,017
4.3% 3/25/28	17,000	16,872
4.78% 3/25/38	8,000	7,958
5.05% 3/25/48	11,000	11,148
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	2,000	2,006
4.272% 8/28/23 (a)	6,000	6,025
4.9% 8/28/28 (a)	2,000	2,015
WellPoint, Inc. 3.3% 1/15/23	21,000	20,804
		81,845
Pharmaceuticals - 0.1%
Mylan NV:
2.5% 6/7/19	5,000	4,977
3.15% 6/15/21	12,000	11,822
3.95% 6/15/26	9,000	8,535
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	8,000	7,480
Zoetis, Inc. 3.25% 2/1/23	4,000	3,950
		36,764

TOTAL HEALTH CARE		118,609

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	2,000	1,907
3.375% 6/1/21	6,000	5,964
3.75% 2/1/22	11,000	11,032
3.875% 4/1/21	7,000	7,047
4.25% 9/15/24	9,000	9,023
		34,973
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	10,000	10,297
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,985
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,984
Camden Property Trust:
2.95% 12/15/22	4,000	3,905
4.25% 1/15/24	8,000	8,162
Corporate Office Properties LP 5% 7/1/25	7,000	7,187
DDR Corp.:
3.625% 2/1/25	6,000	5,744
4.25% 2/1/26	4,000	3,948
Duke Realty LP:
3.25% 6/30/26	2,000	1,887
3.625% 4/15/23	5,000	4,976
3.875% 10/15/22	8,000	8,110
Equity One, Inc. 3.75% 11/15/22	20,000	19,976
Government Properties Income Trust 3.75% 8/15/19	10,000	10,052
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,921
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	3,959
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	13,996
4.5% 1/15/25	6,000	5,939
4.75% 1/15/28	13,000	12,798
4.95% 4/1/24	3,000	3,066
5.25% 1/15/26	10,000	10,224
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,896
5% 12/15/23	2,000	2,011
Ventas Realty LP:
3.125% 6/15/23	3,000	2,920
4% 3/1/28	4,000	3,915
4.125% 1/15/26	3,000	2,980
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,978
WP Carey, Inc.:
4% 2/1/25	13,000	12,773
4.6% 4/1/24	20,000	20,304
		183,596
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,000	13,966
3.95% 11/15/27	7,000	6,697
4.1% 10/1/24	10,000	9,904
CBRE Group, Inc. 4.875% 3/1/26	20,000	20,771
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,083
Essex Portfolio LP 3.875% 5/1/24	7,000	6,984
Liberty Property LP:
3.25% 10/1/26	5,000	4,692
3.375% 6/15/23	25,000	24,597
Mack-Cali Realty LP 3.15% 5/15/23	12,000	10,621
Mid-America Apartments LP 4% 11/15/25	3,000	2,988
Tanger Properties LP:
3.125% 9/1/26	6,000	5,446
3.75% 12/1/24	7,000	6,777
3.875% 12/1/23	4,000	3,924
3.875% 7/15/27	16,000	15,147
		139,597

TOTAL REAL ESTATE		323,193

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
3.6% 2/17/23	14,000	13,930
4.45% 4/1/24	2,000	2,048
4.5% 3/9/48	20,000	17,266
5.55% 8/15/41	48,000	47,861
CenturyLink, Inc. 6.15% 9/15/19	2,000	2,045
Verizon Communications, Inc.:
4.522% 9/15/48	6,000	5,632
4.862% 8/21/46	5,000	4,941
5.012% 4/15/49	2,000	2,006
		95,729
UTILITIES - 0.2%
Electric Utilities - 0.1%
FirstEnergy Corp.:
4.25% 3/15/23	30,000	30,593
7.375% 11/15/31	5,000	6,480
IPALCO Enterprises, Inc.:
3.45% 7/15/20	17,000	16,878
3.7% 9/1/24	4,000	3,867
		57,818
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	3,000	2,978
2.7% 6/15/21	3,000	2,926
		5,904
Multi-Utilities - 0.1%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (b)(c)	6,000	5,775
Puget Energy, Inc.:
6% 9/1/21	13,000	13,853
6.5% 12/15/20	4,000	4,261
Sempra Energy 6% 10/15/39	11,000	12,979
		36,868

TOTAL UTILITIES		100,590

TOTAL NONCONVERTIBLE BONDS
(Cost $2,277,406)		2,264,073

U.S. Government and Government Agency Obligations - 5.7%
U.S. Treasury Inflation-Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$149,814	$144,111
1% 2/15/46	106,349	108,550
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	467,544	457,484

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		710,145

U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds 3% 2/15/47	100,000	99,574
U.S. Treasury Notes:
2.125% 7/31/24	209,000	201,440
2.25% 12/31/24	130,000	125,866
2.625% 3/31/25	500,000	494,492
2.75% 6/30/25	1,008,000	1,003,905

TOTAL U.S. TREASURY OBLIGATIONS		1,925,277

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,639,321)		2,635,422

U.S. Government Agency - Mortgage Securities - 3.8%
Fannie Mae - 2.0%
3% 9/1/43 to 9/1/46	216,640	210,469
3.5% 11/1/30 to 5/1/46	286,934	287,408
4% 4/1/42 to 1/1/48	279,276	285,767
4.5% 3/1/41 to 1/1/42	50,451	52,852
5% 6/1/39	73,274	78,116
5.5% 9/1/41	32,060	34,973

TOTAL FANNIE MAE		949,585

Freddie Mac - 1.0%
3% 2/1/43 to 1/1/47	146,697	142,422
3.5% 4/1/43 to 8/1/43	119,900	120,055
4% 2/1/41 to 2/1/48	145,257	148,359
4.5% 3/1/41 to 4/1/41	44,936	47,093

TOTAL FREDDIE MAC		457,929

Ginnie Mae - 0.8%
5% 10/15/33	56,801	60,527
3% 3/20/45	65,589	64,486
3.5% 12/20/41 to 8/20/43	151,527	153,074
4% 11/20/40	33,995	35,107
4.5% 5/20/41	39,059	41,004

TOTAL GINNIE MAE		354,198

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,818,222)		1,761,712

Commercial Mortgage Securities - 0.1%
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(b)
(Cost $17,832)	$17,832	$17,397

Municipal Securities - 0.3%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	15,000	15,338
5.1% 6/1/33	50,000	48,255
Series 2010-1, 6.63% 2/1/35	20,000	21,282
Series 2010-3:
6.725% 4/1/35	5,000	5,365
7.35% 7/1/35	5,000	5,557
Series 2010-5, 6.2% 7/1/21	3,000	3,113
Series 2011, 5.877% 3/1/19	15,000	15,193
Series 2013, 3.6% 12/1/19	5,000	4,989
TOTAL MUNICIPAL SECURITIES
(Cost $120,713)		119,092
	Shares	Value

Fixed-Income Funds - 84.1%
Intermediate-Term Bond Funds - 84.1%
Metropolitan West Total Return Bond Fund Class I	895,895	$9,317,313
PIMCO Total Return Fund Institutional Class	1,121,089	11,199,682
Western Asset Core Bond Fund Class I	1,480,225	18,236,367
TOTAL FIXED-INCOME FUNDS
(Cost $39,701,222)		38,753,362

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.97% (d)	497,555	497,654
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (e)	52	52
TOTAL MONEY MARKET FUNDS
(Cost $497,706)		497,706
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $47,072,422)		46,048,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		18,713
NET ASSETS - 100%		$46,067,477

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,934 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,804
Total	$2,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,264,073	$--	$2,264,073	$--
U.S. Government and Government Agency Obligations	2,635,422	--	2,635,422	--
U.S. Government Agency - Mortgage Securities	1,761,712	--	1,761,712	--
Commercial Mortgage Securities	17,397	--	17,397	--
Municipal Securities	119,092	--	119,092	--
Fixed-Income Funds	38,753,362	38,753,362	--	--
Money Market Funds	497,706	497,706	--	--
Total Investments in Securities:	$46,048,764	$39,251,068	$6,797,696	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $46,574,768)	$45,551,110
Fidelity Central Funds (cost $497,654)	497,654
Total Investment in Securities (cost $47,072,422)		$46,048,764
Cash		20
Receivable for fund shares sold		105,375
Interest receivable		47,215
Distributions receivable from Fidelity Central Funds		763
Prepaid expenses		155
Receivable from investment adviser for expense reductions		221
Other receivables		905
Total assets		46,203,418
Liabilities
Payable for investments purchased	$104,985
Payable for fund shares redeemed	388
Accrued management fee	785
Distribution and service plan fees payable	23
Other affiliated payables	1,976
Audit fees payable	23,223
Other payables and accrued expenses	4,561
Total liabilities		135,941
Net Assets		$46,067,477
Net Assets consist of:
Paid in capital		$47,378,167
Distributions in excess of net investment income		(15,612)
Accumulated undistributed net realized gain (loss) on investments		(271,420)
Net unrealized appreciation (depreciation) on investments		(1,023,658)
Net Assets		$46,067,477
Core Income Multi-Manager:
Net Asset Value, offering price and redemption price per share ($45,842,807 ÷ 4,720,493 shares)		$9.71
Class L:
Net Asset Value, offering price and redemption price per share ($113,004 ÷ 11,634 shares)		$9.71
Class N:
Net Asset Value, offering price and redemption price per share ($111,666 ÷ 11,498 shares)		$9.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$535,056
Interest		120,912
Income from Fidelity Central Funds		2,804
Total income		658,772
Expenses
Management fee	$72,117
Transfer agent fees	2,407
Distribution and service plan fees	138
Accounting fees and expenses	9,330
Custodian fees and expenses	5,254
Independent trustees' fees and expenses	276
Registration fees	30,844
Audit	30,555
Legal	72
Miscellaneous	211
Total expenses before reductions	151,204
Expense reductions	(100,738)
Total expenses after reductions		50,466
Net investment income (loss)		608,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(69,270)
Total net realized gain (loss)		(69,270)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(59,037)
Delayed delivery commitments	11
Total change in net unrealized appreciation (depreciation)		(59,026)
Net gain (loss)		(128,296)
Net increase (decrease) in net assets resulting from operations		$480,010

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$608,306	$944,489
Net realized gain (loss)	(69,270)	(100,248)
Change in net unrealized appreciation (depreciation)	(59,026)	(412,826)
Net increase (decrease) in net assets resulting from operations	480,010	431,415
Distributions to shareholders from net investment income	(559,294)	(980,823)
Distributions to shareholders from net realized gain	(27,302)	(13,174)
Total distributions	(586,596)	(993,997)
Share transactions - net increase (decrease)	2,665,853	1,623,913
Total increase (decrease) in net assets	2,559,267	1,061,331
Net Assets
Beginning of period	43,508,210	42,446,879
End of period	$46,067,477	$43,508,210
Other Information
Distributions in excess of net investment income end of period	$(15,612)	$(64,624)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Income Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$9.85	$9.75	$10.02	$9.84	$10.09
Income from Investment Operations
Net investment income (loss)B	.131	.206	.218	.256	.285	.248
Net realized and unrealized gain (loss)	(.034)	(.099)	.130	(.262)	.184	(.222)
Total from investment operations	.097	.107	.348	(.006)	.469	.026
Distributions from net investment income	(.121)	(.214)	(.221)	(.254)	(.286)	(.243)
Distributions from net realized gain	(.006)	(.003)	(.027)	(.010)	(.003)	(.033)
Total distributions	(.127)	(.217)	(.248)	(.264)	(.289)	(.276)
Net asset value, end of period	$9.71	$9.74	$9.85	$9.75	$10.02	$9.84
Total ReturnC,D	1.00%	1.07%	3.58%	(.04)%	4.83%	.29%
Ratios to Average Net AssetsE
Expenses before reductions	.67%F	.66%	.69%	.65%	.65%	.68%
Expenses net of fee waivers, if any	.22%F	.23%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.22%F	.23%	.23%	.23%	.23%	.23%
Net investment income (loss)	2.68%F	2.07%	2.19%	2.61%	2.87%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$45,843	$43,286	$39,287	$41,445	$40,564	$42,471
Portfolio turnover rateG	26%F	40%	41%	74%	115%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Income Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$9.86	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.131	.205	.218	.256	.285	.073
Net realized and unrealized gain (loss)	(.034)	(.108)	.139	(.272)	.194	.118
Total from investment operations	.097	.097	.357	(.016)	.479	.191
Distributions from net investment income	(.121)	(.214)	(.220)	(.254)	(.286)	(.068)
Distributions from net realized gain	(.006)	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.127)	(.217)	(.247)	(.264)	(.289)	(.071)
Net asset value, end of period	$9.71	$9.74	$9.86	$9.75	$10.03	$9.84
Total ReturnD,E	1.00%	.96%	3.68%	(.14)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.66%G	.66%	.69%	.65%	.65%	.82%G
Expenses net of fee waivers, if any	.22%G	.23%	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.22%G	.23%	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.68%G	2.07%	2.19%	2.60%	2.87%	2.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$113	$112	$111	$107	$107	$102
Portfolio turnover rateH	26%G	40%	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Income Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$9.85	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.119	.181	.193	.231	.261	.066
Net realized and unrealized gain (loss)	(.035)	(.099)	.130	(.271)	.193	.118
Total from investment operations	.084	.082	.323	(.040)	.454	.184
Distributions from net investment income	(.108)	(.189)	(.196)	(.230)	(.261)	(.061)
Distributions from net realized gain	(.006)	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.114)	(.192)	(.223)	(.240)	(.264)	(.064)
Net asset value, end of period	$9.71	$9.74	$9.85	$9.75	$10.03	$9.84
Total ReturnD,E	.87%	.81%	3.32%	(.39)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.91%G	.91%	.94%	.90%	.90%	1.07%G
Expenses net of fee waivers, if any	.47%G	.48%	.48%	.48%	.48%	.48%G
Expenses net of all reductions	.47%G	.48%	.48%	.48%	.48%	.48%G
Net investment income (loss)	2.44%G	1.82%	1.95%	2.35%	2.62%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$111	$110	$106	$107	$102
Portfolio turnover rateH	26%G	40%	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $905 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$201,288
Gross unrealized depreciation	(1,355,840)
Net unrealized appreciation (depreciation)	$(1,154,552)
Tax cost	$47,203,316

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(30,859)
Long-term	(2,504)
Total capital loss carryforward	$(33,363)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $4,683,830 and $2,036,139, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

PGIM, Inc. has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, PGIM, Inc. has not been allocated any portion of the Fund's assets. PGIM, Inc. in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$138	$138

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Income Multi-Manager	$2,397.01
Class L	5.01
Class N	5.01
	$2,407

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FIMM, an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $62 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2019. During the period, this waiver reduced the Fund's management fee by $67,446.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example sub-advisory fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$33,111
Class L	.20%	82
Class N	.45%	81

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $18.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Core Income Multi-Manager	$556,665	$920,146
Class F	–	56,126
Class L	1,392	2,425
Class N	1,237	2,126
Total	$559,294	$980,823
From net realized gain
Core Income Multi-Manager	$27,165	$12,112
Class F	–	995
Class L	69	34
Class N	68	33
Total	$27,302	$13,174

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Core Income Multi-Manager
Shares sold	468,333	1,128,988	$4,538,586	$11,200,787
Reinvestment of distributions	60,145	93,918	583,673	931,603
Shares redeemed	(253,379)	(764,499)	(2,459,172)	(7,534,353)
Net increase (decrease)	275,099	458,407	$2,663,087	$4,598,037
Class F
Shares sold	–	222,194	$–	$2,209,667
Reinvestment of distributions	–	5,729	–	56,968
Shares redeemed	–	(526,149)	–	(5,245,377)
Net increase (decrease)	–	(298,226)	$–	$(2,978,742)
Class L
Reinvestment of distributions	151	248	1,461	2,459
Net increase (decrease)	151	248	$1,461	$2,459
Class N
Reinvestment of distributions	135	218	1,305	2,159
Net increase (decrease)	135	218	$1,305	$2,159

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Core Income Multi-Manager	.22%
Actual		$1,000.00	$1,010.00	$1.11
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Class L	.22%
Actual		$1,000.00	$1,010.00	$1.11
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Class N	.47%
Actual		$1,000.00	$1,008.70	$2.38
Hypothetical-C		$1,000.00	$1,022.84	$2.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ACF-SANN-1018
1.941273.106

Strategic Advisers® Core Income Multi-Manager Fund Class L and Class N Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Western Asset Core Plus Bond Fund	39.6
PIMCO Short-Term Fund	24.3
Metropolitan West Funds	20.2
U.S. Treasury Obligations	5.7
Fannie Mae	2.0
Freddie Mac	1.0
Ginnie Mae	0.8
Royal Bank of Scotland Group PLC	0.4
Illinois Gen. Oblig.	0.4
Morgan Stanley	0.4
94.8

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Corporate Bonds	4.9%
U.S. Government and U.S. Government Agency Obligations	9.5%
CMOs and Other Mortgage Related Securities	0.1%
Municipal Securities	0.3%
Intermediate-Term Bond Funds	84.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
General Motors Co. 3.5% 10/2/18	$20,000	$20,015
General Motors Financial Co., Inc.:
3.5% 7/10/19	10,000	10,053
4.25% 5/15/23	10,000	10,036
		40,104
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	2,000	1,989
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	13,000	13,260
4.908% 7/23/25	16,000	16,315
5.375% 5/1/47	11,000	10,260
6.484% 10/23/45	4,000	4,264
NBCUniversal, Inc. 5.15% 4/30/20	100,000	103,415
Time Warner Cable, Inc.:
5.5% 9/1/41	10,000	9,607
5.875% 11/15/40	13,000	12,989
6.55% 5/1/37	18,000	19,437
7.3% 7/1/38	17,000	19,752
8.25% 4/1/19	17,000	17,507
		226,806

TOTAL CONSUMER DISCRETIONARY		268,899

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	19,767
3.3% 2/1/23	20,000	19,843
3.65% 2/1/26	20,000	19,565
4.7% 2/1/36	23,000	23,315
4.9% 2/1/46	26,000	26,423
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	7,000	6,868
		115,781
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	6,981
Tobacco - 0.0%
Reynolds American, Inc.:
4% 6/12/22	3,000	3,036
5.7% 8/15/35	3,000	3,236
6.15% 9/15/43	4,000	4,468
		10,740

TOTAL CONSUMER STAPLES		133,502

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Amerada Hess Corp. 7.875% 10/1/29	5,000	6,087
Anadarko Finance Co. 7.5% 5/1/31	14,000	17,526
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,155
5.55% 3/15/26	10,000	10,746
6.6% 3/15/46	10,000	12,035
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,000	6,752
Cenovus Energy, Inc. 4.25% 4/15/27	12,000	11,591
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	12,000	11,963
4.5% 6/1/25	3,000	3,029
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	101,500
DCP Midstream Operating LP:
2.7% 4/1/19	4,000	3,975
3.875% 3/15/23	20,000	19,500
5.6% 4/1/44	10,000	9,600
El Paso Corp. 6.5% 9/15/20	20,000	21,191
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	3,000	2,986
3.9% 5/15/24 (b)	3,000	2,900
Enbridge, Inc.:
4.25% 12/1/26	4,000	4,018
5.5% 12/1/46	5,000	5,607
Energy Transfer Partners LP:
4.2% 9/15/23	2,000	2,023
4.95% 6/15/28	5,000	5,101
5.8% 6/15/38	3,000	3,101
6% 6/15/48	2,000	2,123
MPLX LP 4.875% 12/1/24	3,000	3,115
Petroleos Mexicanos:
4.625% 9/21/23	20,000	19,656
5.375% 3/13/22	10,000	10,220
6.375% 2/4/21	25,000	26,125
6.5% 3/13/27	10,000	10,124
6.5% 6/2/41	35,000	32,048
6.75% 9/21/47	10,000	9,257
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	9,907
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,970
4.55% 6/24/24	38,000	38,784
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,003
4.75% 8/15/28	2,000	1,990
5.375% 6/1/21	7,000	7,254
Williams Partners LP:
4% 11/15/21	2,000	2,026
4.3% 3/4/24	8,000	8,095
		453,083
FINANCIALS - 1.6%
Banks - 0.8%
Bank of America Corp.:
3.419% 12/20/28 (b)	18,000	16,962
3.5% 4/19/26	10,000	9,735
4.1% 7/24/23	5,000	5,125
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,043
4.4% 6/10/25	12,000	12,024
4.6% 3/9/26	14,000	14,125
5.3% 5/6/44	17,000	18,084
5.5% 9/13/25	18,000	19,173
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	19,920
JPMorgan Chase & Co.:
2.95% 10/1/26	16,000	14,973
3.797% 7/23/24 (b)	12,000	12,041
3.875% 9/10/24	23,000	22,850
4.125% 12/15/26	15,000	14,975
4.35% 8/15/21	4,000	4,120
4.625% 5/10/21	4,000	4,141
Regions Financial Corp. 3.2% 2/8/21	7,000	6,973
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	100,305
6% 12/19/23	35,000	36,494
6.1% 6/10/23	13,000	13,578
6.125% 12/15/22	29,000	30,417
		380,058
Capital Markets - 0.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,108
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	3,967
3.75% 12/1/25	7,000	7,041
Lazard Group LLC 4.25% 11/14/20	8,000	8,146
Moody's Corp.:
3.25% 1/15/28	5,000	4,743
4.875% 2/15/24	4,000	4,203
Morgan Stanley:
3.125% 1/23/23	20,000	19,655
3.625% 1/20/27	70,000	67,372
3.7% 10/23/24	18,000	17,844
5% 11/24/25	13,000	13,514
		152,593
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	24,979
Discover Financial Services 3.95% 11/6/24	7,000	6,861
Synchrony Financial:
3% 8/15/19	4,000	3,993
3.75% 8/15/21	6,000	5,987
3.95% 12/1/27	8,000	7,289
4.25% 8/15/24	6,000	5,817
		54,926
Diversified Financial Services - 0.0%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	2,000	1,994
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	5,860
Voya Financial, Inc. 3.125% 7/15/24	5,000	4,756
		12,610
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,110
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,110
Prudential Financial, Inc. 4.5% 11/16/21	100,000	103,461
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	2,997
Unum Group 5.75% 8/15/42	5,000	5,333
		125,011

TOTAL FINANCIALS		725,198

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
CVS Health Corp.:
4.1% 3/25/25	15,000	15,017
4.3% 3/25/28	17,000	16,872
4.78% 3/25/38	8,000	7,958
5.05% 3/25/48	11,000	11,148
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	2,000	2,006
4.272% 8/28/23 (a)	6,000	6,025
4.9% 8/28/28 (a)	2,000	2,015
WellPoint, Inc. 3.3% 1/15/23	21,000	20,804
		81,845
Pharmaceuticals - 0.1%
Mylan NV:
2.5% 6/7/19	5,000	4,977
3.15% 6/15/21	12,000	11,822
3.95% 6/15/26	9,000	8,535
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	8,000	7,480
Zoetis, Inc. 3.25% 2/1/23	4,000	3,950
		36,764

TOTAL HEALTH CARE		118,609

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	2,000	1,907
3.375% 6/1/21	6,000	5,964
3.75% 2/1/22	11,000	11,032
3.875% 4/1/21	7,000	7,047
4.25% 9/15/24	9,000	9,023
		34,973
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	10,000	10,297
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,985
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,984
Camden Property Trust:
2.95% 12/15/22	4,000	3,905
4.25% 1/15/24	8,000	8,162
Corporate Office Properties LP 5% 7/1/25	7,000	7,187
DDR Corp.:
3.625% 2/1/25	6,000	5,744
4.25% 2/1/26	4,000	3,948
Duke Realty LP:
3.25% 6/30/26	2,000	1,887
3.625% 4/15/23	5,000	4,976
3.875% 10/15/22	8,000	8,110
Equity One, Inc. 3.75% 11/15/22	20,000	19,976
Government Properties Income Trust 3.75% 8/15/19	10,000	10,052
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,921
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	3,959
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	13,996
4.5% 1/15/25	6,000	5,939
4.75% 1/15/28	13,000	12,798
4.95% 4/1/24	3,000	3,066
5.25% 1/15/26	10,000	10,224
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,896
5% 12/15/23	2,000	2,011
Ventas Realty LP:
3.125% 6/15/23	3,000	2,920
4% 3/1/28	4,000	3,915
4.125% 1/15/26	3,000	2,980
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,978
WP Carey, Inc.:
4% 2/1/25	13,000	12,773
4.6% 4/1/24	20,000	20,304
		183,596
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,000	13,966
3.95% 11/15/27	7,000	6,697
4.1% 10/1/24	10,000	9,904
CBRE Group, Inc. 4.875% 3/1/26	20,000	20,771
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,083
Essex Portfolio LP 3.875% 5/1/24	7,000	6,984
Liberty Property LP:
3.25% 10/1/26	5,000	4,692
3.375% 6/15/23	25,000	24,597
Mack-Cali Realty LP 3.15% 5/15/23	12,000	10,621
Mid-America Apartments LP 4% 11/15/25	3,000	2,988
Tanger Properties LP:
3.125% 9/1/26	6,000	5,446
3.75% 12/1/24	7,000	6,777
3.875% 12/1/23	4,000	3,924
3.875% 7/15/27	16,000	15,147
		139,597

TOTAL REAL ESTATE		323,193

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
3.6% 2/17/23	14,000	13,930
4.45% 4/1/24	2,000	2,048
4.5% 3/9/48	20,000	17,266
5.55% 8/15/41	48,000	47,861
CenturyLink, Inc. 6.15% 9/15/19	2,000	2,045
Verizon Communications, Inc.:
4.522% 9/15/48	6,000	5,632
4.862% 8/21/46	5,000	4,941
5.012% 4/15/49	2,000	2,006
		95,729
UTILITIES - 0.2%
Electric Utilities - 0.1%
FirstEnergy Corp.:
4.25% 3/15/23	30,000	30,593
7.375% 11/15/31	5,000	6,480
IPALCO Enterprises, Inc.:
3.45% 7/15/20	17,000	16,878
3.7% 9/1/24	4,000	3,867
		57,818
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	3,000	2,978
2.7% 6/15/21	3,000	2,926
		5,904
Multi-Utilities - 0.1%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (b)(c)	6,000	5,775
Puget Energy, Inc.:
6% 9/1/21	13,000	13,853
6.5% 12/15/20	4,000	4,261
Sempra Energy 6% 10/15/39	11,000	12,979
		36,868

TOTAL UTILITIES		100,590

TOTAL NONCONVERTIBLE BONDS
(Cost $2,277,406)		2,264,073

U.S. Government and Government Agency Obligations - 5.7%
U.S. Treasury Inflation-Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$149,814	$144,111
1% 2/15/46	106,349	108,550
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	467,544	457,484

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		710,145

U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds 3% 2/15/47	100,000	99,574
U.S. Treasury Notes:
2.125% 7/31/24	209,000	201,440
2.25% 12/31/24	130,000	125,866
2.625% 3/31/25	500,000	494,492
2.75% 6/30/25	1,008,000	1,003,905

TOTAL U.S. TREASURY OBLIGATIONS		1,925,277

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,639,321)		2,635,422

U.S. Government Agency - Mortgage Securities - 3.8%
Fannie Mae - 2.0%
3% 9/1/43 to 9/1/46	216,640	210,469
3.5% 11/1/30 to 5/1/46	286,934	287,408
4% 4/1/42 to 1/1/48	279,276	285,767
4.5% 3/1/41 to 1/1/42	50,451	52,852
5% 6/1/39	73,274	78,116
5.5% 9/1/41	32,060	34,973

TOTAL FANNIE MAE		949,585

Freddie Mac - 1.0%
3% 2/1/43 to 1/1/47	146,697	142,422
3.5% 4/1/43 to 8/1/43	119,900	120,055
4% 2/1/41 to 2/1/48	145,257	148,359
4.5% 3/1/41 to 4/1/41	44,936	47,093

TOTAL FREDDIE MAC		457,929

Ginnie Mae - 0.8%
5% 10/15/33	56,801	60,527
3% 3/20/45	65,589	64,486
3.5% 12/20/41 to 8/20/43	151,527	153,074
4% 11/20/40	33,995	35,107
4.5% 5/20/41	39,059	41,004

TOTAL GINNIE MAE		354,198

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,818,222)		1,761,712

Commercial Mortgage Securities - 0.1%
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(b)
(Cost $17,832)	$17,832	$17,397

Municipal Securities - 0.3%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	15,000	15,338
5.1% 6/1/33	50,000	48,255
Series 2010-1, 6.63% 2/1/35	20,000	21,282
Series 2010-3:
6.725% 4/1/35	5,000	5,365
7.35% 7/1/35	5,000	5,557
Series 2010-5, 6.2% 7/1/21	3,000	3,113
Series 2011, 5.877% 3/1/19	15,000	15,193
Series 2013, 3.6% 12/1/19	5,000	4,989
TOTAL MUNICIPAL SECURITIES
(Cost $120,713)		119,092
	Shares	Value

Fixed-Income Funds - 84.1%
Intermediate-Term Bond Funds - 84.1%
Metropolitan West Total Return Bond Fund Class I	895,895	$9,317,313
PIMCO Total Return Fund Institutional Class	1,121,089	11,199,682
Western Asset Core Bond Fund Class I	1,480,225	18,236,367
TOTAL FIXED-INCOME FUNDS
(Cost $39,701,222)		38,753,362

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.97% (d)	497,555	497,654
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (e)	52	52
TOTAL MONEY MARKET FUNDS
(Cost $497,706)		497,706
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $47,072,422)		46,048,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		18,713
NET ASSETS - 100%		$46,067,477

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,934 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,804
Total	$2,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,264,073	$--	$2,264,073	$--
U.S. Government and Government Agency Obligations	2,635,422	--	2,635,422	--
U.S. Government Agency - Mortgage Securities	1,761,712	--	1,761,712	--
Commercial Mortgage Securities	17,397	--	17,397	--
Municipal Securities	119,092	--	119,092	--
Fixed-Income Funds	38,753,362	38,753,362	--	--
Money Market Funds	497,706	497,706	--	--
Total Investments in Securities:	$46,048,764	$39,251,068	$6,797,696	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $46,574,768)	$45,551,110
Fidelity Central Funds (cost $497,654)	497,654
Total Investment in Securities (cost $47,072,422)		$46,048,764
Cash		20
Receivable for fund shares sold		105,375
Interest receivable		47,215
Distributions receivable from Fidelity Central Funds		763
Prepaid expenses		155
Receivable from investment adviser for expense reductions		221
Other receivables		905
Total assets		46,203,418
Liabilities
Payable for investments purchased	$104,985
Payable for fund shares redeemed	388
Accrued management fee	785
Distribution and service plan fees payable	23
Other affiliated payables	1,976
Audit fees payable	23,223
Other payables and accrued expenses	4,561
Total liabilities		135,941
Net Assets		$46,067,477
Net Assets consist of:
Paid in capital		$47,378,167
Distributions in excess of net investment income		(15,612)
Accumulated undistributed net realized gain (loss) on investments		(271,420)
Net unrealized appreciation (depreciation) on investments		(1,023,658)
Net Assets		$46,067,477
Core Income Multi-Manager:
Net Asset Value, offering price and redemption price per share ($45,842,807 ÷ 4,720,493 shares)		$9.71
Class L:
Net Asset Value, offering price and redemption price per share ($113,004 ÷ 11,634 shares)		$9.71
Class N:
Net Asset Value, offering price and redemption price per share ($111,666 ÷ 11,498 shares)		$9.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$535,056
Interest		120,912
Income from Fidelity Central Funds		2,804
Total income		658,772
Expenses
Management fee	$72,117
Transfer agent fees	2,407
Distribution and service plan fees	138
Accounting fees and expenses	9,330
Custodian fees and expenses	5,254
Independent trustees' fees and expenses	276
Registration fees	30,844
Audit	30,555
Legal	72
Miscellaneous	211
Total expenses before reductions	151,204
Expense reductions	(100,738)
Total expenses after reductions		50,466
Net investment income (loss)		608,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(69,270)
Total net realized gain (loss)		(69,270)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(59,037)
Delayed delivery commitments	11
Total change in net unrealized appreciation (depreciation)		(59,026)
Net gain (loss)		(128,296)
Net increase (decrease) in net assets resulting from operations		$480,010

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$608,306	$944,489
Net realized gain (loss)	(69,270)	(100,248)
Change in net unrealized appreciation (depreciation)	(59,026)	(412,826)
Net increase (decrease) in net assets resulting from operations	480,010	431,415
Distributions to shareholders from net investment income	(559,294)	(980,823)
Distributions to shareholders from net realized gain	(27,302)	(13,174)
Total distributions	(586,596)	(993,997)
Share transactions - net increase (decrease)	2,665,853	1,623,913
Total increase (decrease) in net assets	2,559,267	1,061,331
Net Assets
Beginning of period	43,508,210	42,446,879
End of period	$46,067,477	$43,508,210
Other Information
Distributions in excess of net investment income end of period	$(15,612)	$(64,624)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Income Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$9.85	$9.75	$10.02	$9.84	$10.09
Income from Investment Operations
Net investment income (loss)B	.131	.206	.218	.256	.285	.248
Net realized and unrealized gain (loss)	(.034)	(.099)	.130	(.262)	.184	(.222)
Total from investment operations	.097	.107	.348	(.006)	.469	.026
Distributions from net investment income	(.121)	(.214)	(.221)	(.254)	(.286)	(.243)
Distributions from net realized gain	(.006)	(.003)	(.027)	(.010)	(.003)	(.033)
Total distributions	(.127)	(.217)	(.248)	(.264)	(.289)	(.276)
Net asset value, end of period	$9.71	$9.74	$9.85	$9.75	$10.02	$9.84
Total ReturnC,D	1.00%	1.07%	3.58%	(.04)%	4.83%	.29%
Ratios to Average Net AssetsE
Expenses before reductions	.67%F	.66%	.69%	.65%	.65%	.68%
Expenses net of fee waivers, if any	.22%F	.23%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.22%F	.23%	.23%	.23%	.23%	.23%
Net investment income (loss)	2.68%F	2.07%	2.19%	2.61%	2.87%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$45,843	$43,286	$39,287	$41,445	$40,564	$42,471
Portfolio turnover rateG	26%F	40%	41%	74%	115%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Income Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$9.86	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.131	.205	.218	.256	.285	.073
Net realized and unrealized gain (loss)	(.034)	(.108)	.139	(.272)	.194	.118
Total from investment operations	.097	.097	.357	(.016)	.479	.191
Distributions from net investment income	(.121)	(.214)	(.220)	(.254)	(.286)	(.068)
Distributions from net realized gain	(.006)	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.127)	(.217)	(.247)	(.264)	(.289)	(.071)
Net asset value, end of period	$9.71	$9.74	$9.86	$9.75	$10.03	$9.84
Total ReturnD,E	1.00%	.96%	3.68%	(.14)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.66%G	.66%	.69%	.65%	.65%	.82%G
Expenses net of fee waivers, if any	.22%G	.23%	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.22%G	.23%	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.68%G	2.07%	2.19%	2.60%	2.87%	2.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$113	$112	$111	$107	$107	$102
Portfolio turnover rateH	26%G	40%	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Income Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$9.85	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.119	.181	.193	.231	.261	.066
Net realized and unrealized gain (loss)	(.035)	(.099)	.130	(.271)	.193	.118
Total from investment operations	.084	.082	.323	(.040)	.454	.184
Distributions from net investment income	(.108)	(.189)	(.196)	(.230)	(.261)	(.061)
Distributions from net realized gain	(.006)	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.114)	(.192)	(.223)	(.240)	(.264)	(.064)
Net asset value, end of period	$9.71	$9.74	$9.85	$9.75	$10.03	$9.84
Total ReturnD,E	.87%	.81%	3.32%	(.39)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.91%G	.91%	.94%	.90%	.90%	1.07%G
Expenses net of fee waivers, if any	.47%G	.48%	.48%	.48%	.48%	.48%G
Expenses net of all reductions	.47%G	.48%	.48%	.48%	.48%	.48%G
Net investment income (loss)	2.44%G	1.82%	1.95%	2.35%	2.62%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$112	$111	$110	$106	$107	$102
Portfolio turnover rateH	26%G	40%	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $905 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$201,288
Gross unrealized depreciation	(1,355,840)
Net unrealized appreciation (depreciation)	$(1,154,552)
Tax cost	$47,203,316

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(30,859)
Long-term	(2,504)
Total capital loss carryforward	$(33,363)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $4,683,830 and $2,036,139, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

PGIM, Inc. has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, PGIM, Inc. has not been allocated any portion of the Fund's assets. PGIM, Inc. in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$138	$138

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Income Multi-Manager	$2,397.01
Class L	5.01
Class N	5.01
	$2,407

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FIMM, an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $62 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2019. During the period, this waiver reduced the Fund's management fee by $67,446.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example sub-advisory fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$33,111
Class L	.20%	82
Class N	.45%	81

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $18.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Core Income Multi-Manager	$556,665	$920,146
Class F	–	56,126
Class L	1,392	2,425
Class N	1,237	2,126
Total	$559,294	$980,823
From net realized gain
Core Income Multi-Manager	$27,165	$12,112
Class F	–	995
Class L	69	34
Class N	68	33
Total	$27,302	$13,174

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Core Income Multi-Manager
Shares sold	468,333	1,128,988	$4,538,586	$11,200,787
Reinvestment of distributions	60,145	93,918	583,673	931,603
Shares redeemed	(253,379)	(764,499)	(2,459,172)	(7,534,353)
Net increase (decrease)	275,099	458,407	$2,663,087	$4,598,037
Class F
Shares sold	–	222,194	$–	$2,209,667
Reinvestment of distributions	–	5,729	–	56,968
Shares redeemed	–	(526,149)	–	(5,245,377)
Net increase (decrease)	–	(298,226)	$–	$(2,978,742)
Class L
Reinvestment of distributions	151	248	1,461	2,459
Net increase (decrease)	151	248	$1,461	$2,459
Class N
Reinvestment of distributions	135	218	1,305	2,159
Net increase (decrease)	135	218	$1,305	$2,159

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Core Income Multi-Manager	.22%
Actual		$1,000.00	$1,010.00	$1.11
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Class L	.22%
Actual		$1,000.00	$1,010.00	$1.11
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Class N	.47%
Actual		$1,000.00	$1,008.70	$2.38
Hypothetical-C		$1,000.00	$1,022.84	$2.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ACF-L-ACF-N-SANN-1018
1.9585974.104

Strategic Advisers® Emerging Markets Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity Emerging Markets Fund	7.4
iShares MSCI Emerging Markets Index ETF	6.6
iShares MSCI China ETF	5.3
iShares MSCI Emerging Markets Mini Volume ETF	4.1
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	3.1
Samsung Electronics Co. Ltd.	2.8
Oppenheimer Developing Markets Fund Class I	2.5
Tencent Holdings Ltd.	2.4
SPDR S&P China ETF	2.3
iShares MSCI South Korea Index ETF	2.1
38.6

Top Five Market Sectors as of August 31, 2018

(stocks only)	% of fund's net assets
Information Technology	15.6
Financials	12.5
Consumer Discretionary	4.4
Energy	3.7
Consumer Staples	3.6

Geographic Diversification (% of fund's net assets)

As of August 31, 2018
United States of America*	51.8%
Cayman Islands	7.9%
Korea (South)	7.3%
China	5.5%
Taiwan	5.0%
India	4.9%
Brazil	3.5%
South Africa	2.8%
Thailand	1.5%
Other	9.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Common Stocks	47.0%
Preferred Stocks	1.5%
Diversifed Emerging Markets Funds	34.8%
Foreign Large Value Funds	0.9%
Other	7.6%
Short-Term Investments and Net Other Assets (Liabilities)	8.2%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 47.0%
	Shares	Value
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
Fuyao Glass Industries Group Co. Ltd.	2,497,437	$9,292,959
Huayu Automotive Systems Co. Ltd. Class A	177,100	529,628
MAHLE Metal Leve SA	11,100	68,757
Motherson Sumi Systems Ltd. (a)	1,208,060	5,173,876
Tianneng Power International Ltd.	1,636,000	2,032,298
Xinyi Glass Holdings Ltd.	1,058,000	1,321,026
Yoo Sung Enterprise	12,785	36,394
		18,454,938
Automobiles - 1.0%
Bajaj Auto Ltd.	164,984	6,377,809
Chongqing Changan Automobile Co. Ltd.:
(B Shares)	1,839,007	1,612,023
Class A	444,263	454,571
Dongfeng Motor Group Co. Ltd. (H Shares)	1,216,000	1,358,728
Ford Otomotiv Sanayi A/S	18,395	187,558
Geely Automobile Holdings Ltd.	5,426,000	11,531,222
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,370,000	1,487,167
Hero Motocorp Ltd.	165,906	7,602,633
Hyundai Motor Co.	21,290	2,386,001
Kia Motors Corp.	208,939	6,003,887
Maruti Suzuki India Ltd.	22,078	2,828,397
PT Astra International Tbk	8,026,500	3,950,586
Tofas Turk Otomobil Fabrikasi A/S	812,723	2,834,418
		48,615,000
Diversified Consumer Services - 0.3%
Estacio Participacoes SA	106,400	588,804
New Oriental Education & Technology Group, Inc. sponsored ADR	107,653	8,461,526
TAL Education Group ADR (a)	28,446	842,002
Visang Education, Inc.	9,614	71,284
ZTO Express (Cayman), Inc. sponsored ADR	209,000	3,858,140
		13,821,756
Hotels, Restaurants & Leisure - 0.2%
Bloomberry Resorts Corp.	1,473,700	263,124
China International Travel Service Corp. Ltd. (A Shares)	53,338	494,693
Genting Bhd	334,300	701,221
Sands China Ltd.	2,090,722	10,202,217
		11,661,255
Household Durables - 0.9%
Coway Co. Ltd.	62,635	5,132,728
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	358,200	2,042,288
Haier Electronics Group Co. Ltd.	3,844,349	10,016,491
Hisense Electric Co. Ltd.	57,313	83,476
Kang Yong Electric PCL NVDR	5,000	61,717
LG Electronics, Inc.	146,332	10,075,937
Midea Group Co. Ltd. Class A	2,043,748	12,445,278
Zhejiang Supor Cookware Co. Ltd.	361,360	2,643,220
		42,501,135
Internet & Direct Marketing Retail - 0.2%
Ctrip.com International Ltd. ADR (a)	104,800	4,102,920
JD.com, Inc. sponsored ADR (a)	218,070	6,825,591
		10,928,511
Leisure Products - 0.0%
Advanced International Multitech Co. Ltd.	28,000	33,783
Media - 0.6%
Hyundai HCN	146,658	537,792
Naspers Ltd. Class N	112,591	25,021,865
Smiles Fidelidade SA	107,700	1,372,593
YeaRimDang Publishing Co. Ltd. (a)	7,300	57,792
		26,990,042
Multiline Retail - 0.4%
Chongqing Department Store Co. Ltd.	112,800	473,887
Dashang Group Co. Ltd. Class A	65,353	273,982
Future Retail Ltd.	507,200	3,977,311
Lojas Renner SA	1,094,390	7,598,475
Magazine Luiza SA	117,300	3,751,031
S.A.C.I. Falabella	364,483	2,900,892
Wangfujing Group Co. Ltd.	282,581	665,967
		19,641,545
Specialty Retail - 0.3%
E-Life Mall Corp. Ltd.	18,000	38,329
Foschini Ltd.	212,125	2,520,238
Lewis Group Ltd.	11,913	22,942
Mr Price Group Ltd.	64,119	983,231
Padini Holdings Bhd	205,200	298,600
Petrobras Distribuidora SA	946,300	4,595,471
SSI Group, Inc.	417,000	17,074
Zhongsheng Group Holdings Ltd. Class H	2,213,500	4,856,375
		13,332,260
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	59,600	579,012
CECEP COSTIN New Materials Group Ltd. (a)(b)	741,000	28,323
China Tower Corp. Ltd. Class H	15,760,000	2,409,556
F&F Co. Ltd.	1,001	90,196
Fila Korea Ltd.	3,601	134,792
Grendene SA	145,500	255,771
Guararapes Confeccoes SA	3,000	77,374
LG Fashion Corp.	7,144	170,056
LPP SA	389	966,020
Weiqiao Textile Co. Ltd. (H Shares)	426,500	154,325
		4,865,425

TOTAL CONSUMER DISCRETIONARY		210,845,650

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Ambev SA	771,500	3,570,444
Anheuser-Busch InBev SA NV	21,221	1,978,709
Beijing Shunxin Agriculture Co. Ltd.	128,415	795,885
China Resources Beer Holdings Co. Ltd.	428,000	1,821,335
Compania Cervecerias Unidas SA sponsored ADR	11,233	296,551
Fomento Economico Mexicano S.A.B. de CV:
unit	240,800	2,302,852
sponsored ADR	99,239	9,515,035
Kweichow Moutai Co. Ltd. (A Shares)	58,678	5,662,000
Pepsi-Cola Products Philippines, Inc.	677,100	26,078
		25,968,889
Food & Staples Retailing - 1.2%
Bidcorp Ltd.	90,759	1,936,789
Bim Birlesik Magazalar A/S JSC	441,733	4,910,985
C.P. ALL PCL (For. Reg.)	5,349,000	11,031,393
Clicks Group Ltd.	96,249	1,329,605
Drogasil SA	468,434	8,855,520
Grupo Comercial Chedraui S.A.B. de CV	11,504	27,301
Magnit OJSC GDR (Reg. S)	37,501	553,890
President Chain Store Corp.	370,000	4,041,936
Shoprite Holdings Ltd.	475,630	6,602,825
Wal-Mart de Mexico SA de CV Series V	3,867,700	10,707,143
X5 Retail Group NV GDR (Reg. S)	296,307	6,773,578
		56,770,965
Food Products - 1.1%
Astral Foods Ltd.	15,448	272,135
Charoen Pokphand Foods PCL (For. Reg.)	1,808,500	1,422,819
China Mengniu Dairy Co. Ltd.	5,866,496	16,929,592
COFCO Tunhe Sugar Co. Ltd. Class A	629,800	710,789
Gruma S.A.B. de CV Series B	988,819	12,527,637
Industrias Bachoco SA de CV Series B	36,288	175,521
JBS SA	1,769,500	4,083,695
M. Dias Branco SA	88,800	922,425
Orion Corp./Republic of Korea	19,427	1,863,693
PT Charoen Pokphand Indonesia Tbk	252,300	85,299
PT Indofood Sukses Makmur Tbk	1,861,300	805,552
PT Japfa Comfeed Indonesia Tbk	294,500	43,985
SLC Agricola SA	19,500	315,976
Tiger Brands Ltd.	321,911	6,271,076
Tingyi (Cayman Islands) Holding Corp.	226,000	403,697
Unified-President Enterprises Corp.	1,292,000	3,269,393
Universal Robina Corp.	1,199,000	3,127,095
Venky's India Ltd. (a)	10,925	426,337
		53,656,716
Personal Products - 0.5%
AMOREPACIFIC Corp.	8,509	2,006,408
AMOREPACIFIC Group, Inc.	11,372	982,876
Hengan International Group Co. Ltd.	591,000	5,319,847
LG Household & Health Care Ltd.	11,152	12,648,185
TCI Co. Ltd.	73,688	1,345,636
		22,302,952
Tobacco - 0.3%
ITC Ltd.	3,097,326	13,952,253
PT Gudang Garam Tbk	223,300	1,106,646
		15,058,899

TOTAL CONSUMER STAPLES		173,758,421

ENERGY - 3.6%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	3,866,000	3,428,235
Ezion Holdings Ltd. warrants 4/6/23 (a)	5,020,014	37
Tenaris SA sponsored ADR	59,800	2,005,692
		5,433,964
Oil, Gas & Consumable Fuels - 3.5%
Bangchak Petroleum PCL:
(For. Reg.)	520,100	572,062
NVDR	570,600	627,608
Banpu PCL NVDR unit	434,700	269,612
Bharat Petroleum Corp. Ltd.	1,602,713	8,173,261
China Petroleum & Chemical Corp. (H Shares)	14,254,000	14,342,184
China Shenhua Energy Co. Ltd. (H Shares)	15,000	33,445
CNOOC Ltd.	6,369,000	11,300,974
Cosan Ltd. Class A	7,848	51,875
Dana Gas PJSC (a)	1,091,588	329,870
Ecopetrol SA ADR (c)	267,798	6,052,235
Esso Thailand PCL unit	140,900	68,018
Exxaro Resources Ltd.	168,855	1,710,382
Formosa Petrochemical Corp.	137,000	562,904
Gazprom OAO sponsored ADR (Reg. S)	721,356	3,181,180
Grupa Lotos SA	11,091	209,151
Hindustan Petroleum Corp. Ltd.	1,092,568	3,905,271
Indian Oil Corp. Ltd.	1,402,255	3,071,907
IRPC PCL NVDR	14,815,200	3,145,910
Lukoil PJSC	33,827	2,355,830
Lukoil PJSC sponsored ADR	175,435	12,105,015
NOVATEK OAO GDR (Reg. S)	12,317	2,056,939
Oil & Natural Gas Corp. Ltd.	1,312,565	3,328,320
PetroChina Co. Ltd. (H Shares)	2,874,000	2,113,149
Petroleo Brasileiro SA - Petrobras (ON)	491,900	2,666,557
Petronet LNG Ltd.	699,493	2,443,620
Polish Oil & Gas Co. SA	698,567	1,096,841
Polski Koncern Naftowy Orlen SA	324,677	8,605,031
PT Adaro Energy Tbk	25,186,000	3,188,859
PT Harum Energy Tbk	1,111,200	193,121
PT Indo Tambangraya Megah Tbk	395,800	760,430
PT Tambang Batubara Bukit Asam Tbk	2,159,400	593,725
PT United Tractors Tbk	2,498,300	5,834,455
PTT Exploration and Production PCL NVDR	1,256,000	5,468,378
PTT PCL:
(For. Reg.)	4,821,100	7,733,203
NVDR	5,193,000	8,329,743
QGEP Participacoes SA	57,600	172,527
Reliance Industries Ltd.	1,110,398	19,417,304
Shell Refining Co. (F.O.M.) Bhd	51,400	92,932
SK Energy Co. Ltd.	62,782	10,863,691
Star Petroleum Refining PCL	5,904,600	2,688,009
Star Petroleum Refining PCL unit	2,932,400	1,334,945
Susco Public Co. Ltd. unit	267,500	26,153
Tatneft PAO sponsored ADR	19,254	1,333,147
Thai Oil PCL:
(For. Reg.)	784,800	2,020,147
NVDR	732,400	1,885,264
Tupras Turkiye Petrol Rafinerileri A/S	116,190	2,088,030
		168,403,214

TOTAL ENERGY		173,837,178

FINANCIALS - 11.5%
Banks - 8.1%
Agricultural Bank of China Ltd. (H Shares)	17,245,000	8,349,228
Akbank T.A.S.	361,132	316,792
Albaraka Turk Katilim Bankasi A/S	731,138	140,299
Alpha Bank AE (a)	3,913,561	7,186,498
Axis Bank Ltd. (a)	1,302,667	11,911,225
Banco ABC Brasil SA (a)	23,925	85,818
Banco do Brasil SA	475,600	3,514,660
Banco Santander Chile sponsored ADR	167,100	5,113,260
Banco Santander Mexico SA sponsored ADR	30,089	236,199
Bancolombia SA sponsored ADR	72,300	3,134,928
Bangkok Bank PCL NVDR	118,800	744,088
Bank of Chengdu Co. Ltd. Class A	341,400	445,772
Bank of China Ltd. (H Shares)	54,755,000	24,604,562
Bank of Shanghai Co. Ltd. Class A	210,600	360,993
Barclays Africa Group Ltd.	735,905	8,140,276
BDO Unibank, Inc.	595,670	1,448,874
Bumiputra-Commerce Holdings Bhd	1,821,000	2,698,598
Capitec Bank Holdings Ltd.	74,918	5,112,217
China Construction Bank Corp. (H Shares)	55,037,000	48,473,085
Chinatrust Financial Holding Co. Ltd.	10,902,058	7,679,008
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	18,324
Credicorp Ltd. (United States)	57,845	12,611,367
Dubai Islamic Bank Pakistan Ltd. (a)	358,151	499,226
E.SUN Financial Holdings Co. Ltd.	6,116,031	4,507,347
Emirates NBD Bank PJSC (a)	32,838	84,483
Grupo Aval Acciones y Valores SA ADR	185,400	1,466,514
Grupo Financiero Banorte S.A.B. de CV Series O	2,203,100	15,089,971
Grupo Financiero Inbursa S.A.B. de CV Series O	320,573	509,420
Hana Financial Group, Inc.	271,748	10,403,493
HDFC Bank Ltd.	359,541	10,494,124
Hong Leong Credit Bhd	13,700	65,408
ICICI Bank Ltd. sponsored ADR (a)	1,622,667	15,626,283
Industrial & Commercial Bank of China Ltd. (H Shares)	36,822,000	27,116,568
Industrial Bank of Korea	8,418	112,455
Kasikornbank PCL (For. Reg.)	1,009,800	6,540,715
KB Financial Group, Inc.	309,793	14,295,073
Kiatnakin Bank PCL (For. Reg.)	679,500	1,603,769
Krung Thai Bank PCL:
(For. Reg.)	985,300	584,015
NVDR	6,107,300	3,619,970
Malayan Banking Bhd	3,205,600	7,769,260
National Bank of Abu Dhabi PJSC	4,608,075	18,567,036
Nedbank Group Ltd.	83,732	1,583,928
OTP Bank PLC	465,161	17,124,545
PT Bank Bukopin Tbk (a)	4,000	110
PT Bank Central Asia Tbk	4,019,300	6,767,050
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	4,311,022
PT Bank Rakyat Indonesia Tbk	29,373,200	6,341,261
PT Bank Tabungan Negara Tbk	4,329,600	808,310
Public Bank Bhd	936,300	5,723,289
Qatar Islamic Bank (a)	8,478	325,987
Qatar National Bank SAQ (a)	4,462	218,137
Sberbank of Russia	2,096,520	5,635,398
Sberbank of Russia sponsored ADR	2,102,883	22,826,795
Standard Bank Group Ltd.	597,291	7,573,951
Thanachart Capital PCL:
(For. Reg.)	1,720,600	2,825,611
NVDR	727,900	1,195,375
The Shanghai Commercial & Savings Bank Ltd.	52,564	62,015
TISCO Financial Group PCL	742,200	1,859,468
TISCO Financial Group PCL NVDR	258,400	647,382
Turkiye Garanti Bankasi A/S	4,182,752	3,790,225
Turkiye Halk Bankasi A/S	1,272,150	1,189,577
Turkiye Is Bankasi A/S Series C	2,259,512	1,373,009
Turkiye Vakiflar Bankasi TAO	3,727,821	1,964,342
Union National Bank (a)	84,437	84,135
Woori Bank	268,632	3,925,819
Yes Bank Ltd.	1,105,938	5,350,182
		394,788,124
Capital Markets - 0.1%
BM&F BOVESPA SA	41,800	223,311
Yuanta Financial Holding Co. Ltd.	5,039,000	2,555,157
		2,778,468
Consumer Finance - 0.2%
Shriram Transport Finance Co. Ltd.	438,681	8,252,800
Diversified Financial Services - 0.6%
Alexander Forbes Group Holdings Ltd.	157,668	56,758
FirstRand Ltd.	4,091,819	19,686,397
Fubon Financial Holding Co. Ltd.	4,391,000	7,288,264
GT Capital Holdings, Inc.	71,723	1,174,655
		28,206,074
Insurance - 2.0%
AIA Group Ltd.	1,520,600	13,116,053
BB Seguridade Participacoes SA	1,072,422	6,445,432
Cathay Financial Holding Co. Ltd.	156,000	267,580
China Life Insurance Co. Ltd. (H Shares)	2,738,000	6,201,056
China Pacific Insurance (Group) Co. Ltd. (H Shares)	827,400	3,083,478
Discovery Ltd.	228,116	2,719,851
Hyundai Fire & Marine Insurance Co. Ltd.	165,855	5,531,672
Liberty Holdings Ltd.	555,568	4,401,066
MMI Holdings Ltd.	1,926,180	2,247,975
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,709,500	26,098,194
Porto Seguro SA	307,748	4,146,525
Powszechny Zaklad Ubezpieczen SA	810,648	9,767,054
Sanlam Ltd.	2,755,727	14,878,488
Shin Kong Financial Holding Co. Ltd.	729,000	288,833
		99,193,257
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. Ltd.	636,290	17,348,435
LIC Housing Finance Ltd.	958,523	7,031,824
		24,380,259

TOTAL FINANCIALS		557,598,982

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	108,700	187,801
Health Care Providers & Services - 0.1%
Fleury SA	52,500	331,259
Odontoprev SA	134,700	433,225
Qualicorp SA	34,400	133,104
Selcuk Ecza Deposu Tic A/S	122,624	58,079
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	813,000	2,133,817
Sinopharm Group Co. Ltd. (H Shares)	485,200	2,414,023
		5,503,507
Pharmaceuticals - 0.6%
Aspen Pharmacare Holdings Ltd.	105,194	2,086,127
China Resources Double Crane Pharmaceutical Co. Ltd.	188,520	441,255
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	71,100	273,930
CSPC Pharmaceutical Group Ltd.	3,582,000	9,036,292
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (H Shares)	74,000	272,477
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	544,847	5,275,800
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	23,395	35,616
PT Kalbe Farma Tbk	35,808,056	3,269,643
Renhe Pharmacy Co. Ltd. Class A	612,147	641,583
Shanghai Modern Pharmaceutical Co. Ltd. Class A	97,200	141,855
Sichuan Kelun Pharmaceutical Co. Ltd.	22,500	92,681
Sino Biopharmaceutical Ltd.	415,500	526,207
Sun Pharmaceutical Industries Ltd.	627,735	5,771,661
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	752,600	1,909,179
		29,774,306

TOTAL HEALTH CARE		35,465,614

INDUSTRIALS - 1.8%
Airlines - 0.3%
Air Arabia PJSC (a)	1,523,800	418,997
AirAsia Group BHD	2,434,100	2,037,548
AirAsia X Bhd (a)	630,800	51,422
Azul SA sponsored ADR (a)	265,400	4,464,028
Cebu Air, Inc.	213,632	287,572
China Southern Airlines Ltd. (H Shares)	1,128,000	745,892
Copa Holdings SA Class A	20,330	1,625,180
Pegasus Hava Tasimaciligi A/S (a)	45,356	164,675
Thai Airways International PCL NVDR (a)	83,500	33,420
Turk Hava Yollari AO (a)	1,949,931	4,834,589
		14,663,323
Building Products - 0.0%
Trakya Cam Sanayii A/S	390,782	257,101
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	1,350,000	1,136,933
China Everbright International Ltd. rights 9/13/18 (a)	500,000	38,860
		1,175,793
Construction & Engineering - 0.3%
China Communications Construction Co. Ltd. (H Shares)	2,614,000	2,594,434
China National Chemical Engineering Co. Ltd. Class A	482,992	470,160
China Railway Construction Corp. Ltd. (H Shares)	1,377,000	1,664,944
China Railway Group Ltd. (H Shares)	1,586,000	1,370,037
Gamuda Bhd	2,227,900	2,005,896
Orascom Construction Ltd.	14,699	121,599
Tekfen Holding A/S	1,024,086	3,191,008
Wilson Bayly Holmes-Ovcon Ltd.	4,310	43,936
		11,462,014
Electrical Equipment - 0.1%
BizLink Holding, Inc.	584,463	3,039,909
DONGYANG E&P, Inc.	21,665	193,465
LS Cable Ltd.	9,264	558,152
Walsin Lihwa Corp.	343,000	242,715
		4,034,241
Industrial Conglomerates - 0.4%
Alfa SA de CV Series A	1,501,500	1,974,991
AntarChile SA Class A	2,925	45,916
CITIC Pacific Ltd.	1,152,000	1,638,009
CJ Corp.	6,147	727,482
Dubai Investments Ltd. (a)	1,397,012	756,858
Fosun International Ltd.	1,311,000	2,371,868
Hanwha Corp.	83,466	2,383,439
Hong Leong Industries Bhd	11,800	32,964
Hyosung Corp.	1,214	49,959
Koc Holding A/S	447,499	1,020,915
LG Corp.	44,404	2,846,512
Mannai Corp. (a)	8,644	124,520
San Miguel Corp.	213,760	675,400
SK C&C Co. Ltd.	1,450	341,908
SM Investments Corp.	311,930	5,633,548
Turk Sise ve Cam Fabrikalari A/S	132,920	124,697
		20,748,986
Machinery - 0.1%
Lonking Holdings Ltd.	1,283,000	441,357
Sany Heavy Industry Co. Ltd. Class A	380,600	501,413
Sinotruk Hong Kong Ltd.	1,032,500	1,541,761
Weichai Power Co. Ltd. (H Shares)	1,761,000	1,866,733
XCMG Construction Machinery Co. Ltd. Class A	604,000	361,613
		4,712,877
Marine - 0.0%
Costamare, Inc.	24,855	174,731
Qatar Navigation QPSC (a)	2,362	42,401
		217,132
Road & Rail - 0.1%
Daqin Railway Co. Ltd. (A Shares)	270,000	341,082
Globaltrans Investment PLC GDR (Reg. S)	95,573	1,051,303
Localiza Rent A Car SA	531,200	2,807,870
		4,200,255
Trading Companies & Distributors - 0.0%
Barloworld Ltd.	147,080	1,251,106
Transportation Infrastructure - 0.5%
Adani Ports & Special Economic Zone Ltd.	693,228	3,740,727
Airports of Thailand PCL (For. Reg.)	1,342,400	2,737,709
DP World Ltd.	358,448	7,670,787
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	9,543	1,790,171
Malaysia Airports Holdings Bhd	251,100	571,307
Shanghai International Airport Co. Ltd. (A Shares)	480,674	3,861,434
Shenzhen Expressway Co. (H Shares)	2,780,000	2,695,436
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	973,146
		24,040,717

TOTAL INDUSTRIALS		86,763,545

INFORMATION TECHNOLOGY - 15.4%
Electronic Equipment & Components - 1.7%
AAC Technology Holdings, Inc.	207,000	2,294,505
AU Optronics Corp.	995,000	432,291
Cheng Uei Precision Industries Co. Ltd.	57,000	52,138
Compeq Manufacturing Co. Ltd.	988,000	947,212
Coretronic Corp.	87,400	164,449
Enel Chile SA sponsored ADR	176,677	860,417
Erajaya Swasembada Tbk PT	1,133,600	206,249
FLEXium Interconnect, Inc.	311,000	1,004,011
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	858,403	3,951,808
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,399,533	19,424,196
Innolux Corp.	4,751,039	1,773,932
INTOPS Co. Ltd.	37,928	315,228
Kingboard Chemical Holdings Ltd.	781,500	2,778,003
Largan Precision Co. Ltd.	152,000	23,320,942
Lens Technology Co. Ltd. Class A	1,687,259	2,906,981
LG Display Co. Ltd.	256,540	4,881,027
Pinnacle Technology Holdings Ltd.	11,198	13,861
Samsung Electro-Mechanics Co. Ltd.	27,193	3,925,256
Samsung SDI Co. Ltd.	24,033	5,085,164
Sunny Optical Technology Group Co. Ltd.	532,000	6,761,204
Synnex Technology International Corp.	371,000	497,231
WPG Holding Co. Ltd.	654,000	829,603
Yageo Corp.	111,000	2,526,511
		84,952,219
Internet Software & Services - 5.8%
58.com, Inc. ADR (a)	108,231	8,234,214
Alibaba Group Holding Ltd. sponsored ADR (a)	398,635	69,765,111
Autohome, Inc. ADR Class A	68,832	5,686,212
Baidu.com, Inc. sponsored ADR (a)	117,361	26,579,919
Cafe24 Corp. (a)	23,753	3,445,735
Danawa Co. Ltd.	7,604	145,895
Mail.Ru Group Ltd. GDR (Reg. S) (a)	296,329	6,371,074
MercadoLibre, Inc.	12,400	4,245,884
Mix Telematics Ltd. sponsored ADR	9,381	157,038
Momo, Inc. ADR (a)	134,668	6,233,782
NAVER Corp.	6,757	4,555,717
NetEase, Inc. ADR	34,258	6,773,149
Tencent Holdings Ltd.	2,658,789	114,293,820
Weibo Corp. sponsored ADR (a)(c)	42,582	3,267,743
Yandex NV Series A (a)	344,426	11,066,407
YY, Inc. ADR (a)	127,091	9,713,565
		280,535,265
IT Services - 1.0%
CSU Cardsystem SA	20,600	34,392
HCL Technologies Ltd.	707,525	10,427,287
Hexaware Technologies Ltd.	599,191	3,702,908
Infosys Ltd.	279,491	5,674,879
Infosys Ltd. sponsored ADR	661,890	13,747,455
Luxoft Holding, Inc. (a)	27,422	1,277,865
MindTree Consulting Ltd.	167,100	2,623,285
Mphasis BFL Ltd.	114,379	2,029,682
QIWI PLC Class B sponsored ADR	11,447	162,547
Samsung SDS Co. Ltd.	743	161,542
Sonata Software Ltd.	11,423	56,886
Tata Consultancy Services Ltd.	246,629	7,219,121
WNS Holdings Ltd. sponsored ADR (a)	26,263	1,361,211
		48,479,060
Semiconductors & Semiconductor Equipment - 3.4%
Ardentec Corp.	127,000	157,994
Chipbond Technology Corp.	299,000	685,440
Dongbu HiTek Co. Ltd.	42,986	707,209
Flat Glass Group Co. Ltd.	150,000	23,698
GlobalWafers Co. Ltd.	35,000	447,401
Holtek Semiconductor, Inc.	45,000	124,144
Lite-On Semiconductor Corp.	49,000	56,005
Machvision, Inc. (a)	23,000	363,008
Malaysian Pacific Industries BHD	39,100	117,029
Nanya Technology Corp.	200,000	454,575
Novatek Microelectronics Corp.	34,000	166,862
Phison Electronics Corp.	361,000	2,990,087
Powertech Technology, Inc.	659,000	1,957,702
Radiant Opto-Electronics Corp.	250,000	550,284
Seoul Semiconductor Co. Ltd.	16,303	257,987
Silicon Works Co. Ltd.	1,757	72,935
Sino-American Silicon Products, Inc.	940,000	2,697,450
SK Hynix, Inc.	530,204	39,455,362
Taiwan Semiconductor Manufacturing Co. Ltd.	10,243,000	85,960,067
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	285,810	12,461,316
Toptec Co. Ltd.	1,009	17,007
Unisem (M) Bhd	561,700	395,015
United Microelectronics Corp.	14,732,000	8,364,079
United Microelectronics Corp. sponsored ADR	353,437	986,089
Vanguard International Semiconductor Corp.	1,319,000	3,204,379
		162,673,124
Software - 0.2%
Asseco Poland SA	8,989	111,311
CD Projekt RED SA (a)	163,928	9,110,305
NCSOFT Corp.	887	308,163
NIIT Technologies Ltd. (a)	21,245	420,891
Nucleus Software Exports Ltd.	34,593	222,549
Oracle Finance Services Software Ltd. (a)	3,930	230,260
Totvs SA	11,800	77,178
		10,480,657
Technology Hardware, Storage & Peripherals - 3.3%
ASUSTeK Computer, Inc.	139,000	1,185,303
Catcher Technology Co. Ltd.	870,000	10,681,374
Compal Electronics, Inc.	2,645,000	1,660,349
Giga-Byte Technology Co. Ltd.	254,000	434,018
Inventec Corp.	1,947,000	1,749,164
Lite-On Technology Corp.	919,000	1,107,319
Micro-Star International Co. Ltd.	452,000	1,569,752
Pegatron Corp.	3,013,000	6,504,291
Samsung Electronics Co. Ltd.	3,075,642	133,602,474
Sunrex Technology Corp.	88,648	46,686
TPV Technology Ltd.	398,000	40,567
Wiwynn Corp.	26,326	303,042
		158,884,339

TOTAL INFORMATION TECHNOLOGY		746,004,664

MATERIALS - 3.0%
Chemicals - 0.7%
China Sanjiang Fine Chemicals Ltd.	424,000	135,594
Formosa Plastics Corp.	838,000	3,074,252
Hanwha Chemical Corp.	20,419	370,719
Indorama Ventures PCL:
unit	341,000	625,115
(For. Reg.)	997,900	1,829,331
Jiangsu Yangnong Chemical Co. Ltd. Class A	26,100	199,050
Kolon Industries, Inc.	28,369	1,724,482
LG Chemical Ltd.	35,556	11,667,530
Lotte Chemical Corp.	14,538	4,118,857
Petronas Chemicals Group Bhd	561,500	1,292,564
PTT Global Chemical PCL NVDR	1,312,000	3,276,994
Rain Industries Ltd.	29,391	78,377
Sasol Ltd.	68,308	2,675,579
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	414,000	243,165
Taekwang Industrial Co. Ltd.	168	242,505
		31,554,114
Construction Materials - 0.5%
Anhui Conch Cement Co. Ltd.:
(H Shares)	1,846,000	11,242,402
Class A	245,300	1,333,234
Asia Cement (China) Holdings Corp.	204,000	217,808
CEMEX S.A.B. de CV sponsored ADR (a)	328,268	2,327,420
China Resources Cement Holdings Ltd.	3,422,000	3,993,696
Jiangxi Wannianqing Cement Co. Ltd. Class A	255,700	467,869
Loma Negra Compania Industrial Argentina SA ADR (a)	89,694	677,190
Magnesita Refratarios SA	4,800	83,671
Siam Cement PCL NVDR unit	229,800	3,173,529
		23,516,819
Containers & Packaging - 0.0%
Anadolu Cam Sanayii A/S	560,600	279,182
Bio Pappel S.A.B. de CV (a)	24,738	26,130
Nampak Ltd. (a)	59,195	63,485
Polyplex Thailand PCL unit	70,900	35,526
		404,323
Metals & Mining - 1.5%
Alrosa Co. Ltd.	1,875,600	2,817,551
Anglo American Platinum Ltd.	33,710	986,410
Ann Joo Resources Bhd	500	235
Baoshan Iron & Steel Co. Ltd.	159,300	183,749
CAP SA	102,615	922,086
Dongkuk Steel Mill Co. Ltd.	111,204	933,214
Eregli Demir ve Celik Fabrikalari T.A.S.	749,153	1,350,853
Fresnillo PLC	161,639	1,880,144
Grupo Mexico SA de CV Series B	436,400	1,279,603
Hindalco Industries Ltd.	174,089	583,402
Iskenderun Demir ve Celik A/S	102,420	120,573
Jastrzebska Spolka Weglowa SA (a)	52,703	1,094,810
KISCO Corp.	7,455	43,178
Kumba Iron Ore Ltd.	86,802	1,565,862
Lion Industries Corp. Bhd (a)	366,800	84,794
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)	18,073	172,055
Merafe Resources Ltd.	291,074	29,910
MMC Norilsk Nickel PJSC sponsored ADR	8,733	144,618
MMG Ltd. (a)	5,864,000	2,936,203
Novolipetsk Steel OJSC GDR (Reg. S)	30,919	749,477
Padaeng Industry PCL unit	205,300	89,697
POSCO	48,294	14,063,288
POSCO sponsored ADR	42,727	3,098,135
Sarda Energy & Minerals Ltd. (a)	21,956	130,938
Severstal PAO GDR (Reg. S)	8,036	129,380
Sheng Yu Steel Co. Ltd.	45,000	31,623
Southern Copper Corp.	172,971	7,548,454
Ternium SA sponsored ADR	171,420	4,834,044
Vale SA sponsored ADR	1,993,317	26,311,784
		74,116,070
Paper & Forest Products - 0.3%
Mondi Ltd.	92,264	2,575,481
Nine Dragons Paper (Holdings) Ltd.	5,022,000	5,694,639
PT Indah Kiat Pulp & Paper Tbk	597,800	775,151
Sappi Ltd.	425,622	2,907,669
Shanying International Holdings Co. Ltd. Class A	520,929	283,665
Suzano Papel e Celulose SA	323,500	3,757,527
West Coast Paper Mills Ltd.	63,671	305,779
		16,299,911

TOTAL MATERIALS		145,891,237

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Prologis Property Mexico SA	93,898	184,992
Redefine Properties Ltd.	1,633,005	1,150,160
		1,335,152
Real Estate Management & Development - 1.0%
Advancetek Enterprise Co. Ltd.	36,000	20,074
Agile Property Holdings Ltd.	3,928,000	6,415,921
Aldar Properties PJSC	1,030,200	541,303
Asian Property Development PCL NVDR	806,600	231,654
Ayala Land, Inc.	8,737,000	7,268,923
Barwa Real Estate Co. (a)	17,399	172,079
BR Malls Participacoes SA	486,666	1,093,269
Central China Real Estate Ltd.	174,000	72,715
Country Garden Holdings Co. Ltd.	6,329,000	9,418,407
Country Garden Services Holdings Co. Ltd. (a)	585,977	1,003,412
Damac Properties Dubai Co. PJSC (a)	1,012,513	578,870
Emaar Malls Group PJSC (a)	1,917,696	1,044,170
Emaar Misr for Development SAE (a)	1,133,514	286,080
Greenland Holdings Corp. Ltd. Class A	1,010,600	952,684
Greenland Hong Kong Holdings Ltd.	149,000	49,738
Guangzhou R&F Properties Co. Ltd. (H Shares)	826,800	1,668,611
K Wah International Holdings Ltd.	846,000	465,644
KSL Holdings Bhd (a)	105,100	21,739
KWG Property Holding Ltd.	1,263,000	1,350,097
Logan Property Holdings Co. Ltd.	124,000	154,827
Longfor Properties Co. Ltd.	1,622,500	4,506,514
Multiplan Empreendimentos Imobiliarios SA	239,700	1,096,367
Poly Property Group Co. Ltd.	1,423,000	542,095
Powerlong Real Estate Holding Ltd.	438,000	223,778
Quality Houses PCL NVDR	1,428,100	150,969
Risesun Real Estate Development Co. Ltd. Class A	911,031	1,082,862
Road King Infrastructure Ltd.	341,000	578,706
Sansiri PCL:
(For. Reg.)	16,852,400	828,975
NVDR	8,999,000	442,664
Shanghai Shimao Co. Ltd. Class A	746,800	466,784
Shimao Property Holdings Ltd.	771,000	2,298,634
Shui On Land Ltd.	360,500	85,891
Sino-Ocean Group Holding Ltd.	664,000	337,552
United Development Co. (a)	240,287	917,327
		46,369,335

TOTAL REAL ESTATE		47,704,487

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
China Communications Services Corp. Ltd. (H Shares)	1,380,000	1,142,857
China Telecom Corp. Ltd. (H Shares)	13,872,000	6,521,762
China Unicom Ltd.	4,694,000	5,474,456
KT Corp.	54,291	1,406,670
LG Telecom Ltd.	434,929	6,122,136
Oi SA (a)	222,400	151,248
PT Telekomunikasi Indonesia Tbk:
Series B	38,019,100	9,030,419
sponsored ADR	10,143	240,085
Qatar Telecom (Qtel) Q.S.C. (a)	6,211	124,868
Telecom Egypt SAE	297,066	229,922
Telkom SA Ltd.	405,832	1,388,860
True Corp. PCL unit	1,343,500	275,021
		32,108,304
Wireless Telecommunication Services - 0.5%
China Mobile Ltd.	238,500	2,242,561
China Mobile Ltd. sponsored ADR	51,644	2,478,396
China United Network Communications Ltd. Class A	2,282,179	1,874,116
Mobile TeleSystems OJSC sponsored ADR	246,408	1,909,662
MTN Group Ltd.	1,216,958	7,369,656
SK Telecom Co. Ltd.	17,962	4,220,836
SK Telecom Co. Ltd. sponsored ADR	31,376	816,090
TIM Participacoes SA	123,900	373,851
Turkcell Iletisim Hizmet A/S	784,952	1,267,170
		22,552,338

TOTAL TELECOMMUNICATION SERVICES		54,660,642

UTILITIES - 0.9%
Electric Utilities - 0.5%
Adani Transmissions Ltd. (a)	444	1,431
Centrais Eletricas Brasileiras SA (Electrobras) (a)	46,200	179,442
Ceske Energeticke Zavody A/S	48,974	1,241,308
EDP Energias do Brasil SA	638,400	2,101,825
Energa SA	19,990	45,301
Enersis SA sponsored	113,466	841,918
Equatorial Energia SA	99,200	1,388,230
Korea Electric Power Corp.	62,038	1,696,883
Polska Grupa Energetyczna SA (a)	449,937	1,092,463
Power Grid Corp. of India Ltd.	732,166	2,077,761
Tauron Polska Energia SA (a)	190,211	102,631
Tenaga Nasional Bhd	3,990,200	15,224,805
		25,993,998
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd.	271,500	1,302,370
Daesung Energy Co. Ltd.	20,047	104,786
GAIL India Ltd.	672,680	3,526,111
Indraprastha Gas Ltd.	1,123,780	4,596,095
Samchully Co. Ltd.	279	26,390
		9,555,752
Independent Power and Renewable Electricity Producers - 0.2%
Benpres Holdings Corp.	124,600	10,949
Central Puerto SA sponsored ADR (c)	356,200	3,334,032
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,956,000	1,647,289
Huaneng Renewables Corp. Ltd. (H Shares)	4,442,000	1,420,534
NTPC Ltd.	565,102	1,364,904
		7,777,708

TOTAL UTILITIES		43,327,458

TOTAL COMMON STOCKS
(Cost $1,933,679,235)		2,275,857,878

Nonconvertible Preferred Stocks - 1.5%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	112,700	532,912
sponsored ADR	399,200	4,339,304
		4,872,216
FINANCIALS - 1.0%
Banks - 1.0%
Banco ABC Brasil SA	632,647	2,291,017
Banco Bradesco SA (PN)	1,324,287	9,227,189
Banco do Estado Rio Grande do Sul SA	53,100	190,988
Chinatrust Financial Holding Co. Ltd. 0.00	152,957	309,745
Itau Unibanco Holding SA	3,177,891	32,979,660
Itausa-Investimentos Itau SA (PN)	2,529,100	5,954,695
		50,953,294
INDUSTRIALS - 0.0%
Machinery - 0.0%
Randon Participacoes SA (PN)	77,600	125,361
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	266,137	9,472,851
MATERIALS - 0.1%
Chemicals - 0.1%
Braskem SA (PN-A)	184,900	2,687,862
Metals & Mining - 0.0%
Metalurgica Gerdau SA (PN)	346,000	667,688

TOTAL MATERIALS		3,355,550

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	215,700	2,119,347
Telefonica Brasil SA sponsored ADR	9,300	91,977
		2,211,324
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR	137,322	2,065,323

TOTAL TELECOMMUNICATION SERVICES		4,276,647

UTILITIES - 0.0%
Gas Utilities - 0.0%
Companhia de Gas de Sao Paulo	25,600	328,964
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	128,184	770,386

TOTAL UTILITIES		1,099,350

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $71,213,776)		74,155,269

Equity Funds - 43.3%
Diversified Emerging Markets Funds - 42.4%
Aberdeen Emerging Markets Fund Institutional Service Class	5,606,033	80,838,995
Brandes Emerging Markets Value Fund Class A	10,715,877	89,691,891
Fidelity Emerging Markets Fund (d)	11,861,416	357,028,606
GMO Emerging Markets Fund Class IV	2,769,610	88,932,164
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	7,172,352	148,826,304
iShares MSCI China ETF	4,186,975	254,316,862
iShares MSCI Emerging Markets Index ETF	7,373,401	318,309,721
iShares MSCI Emerging Markets Mini Volume ETF	3,347,330	198,028,043
iShares MSCI India ETF	572,000	20,408,960
iShares MSCI South Korea Index ETF	1,499,595	100,952,735
Lazard Emerging Markets Equity Portfolio Institutional Class	2,531,421	43,413,872
Matthews Pacific Tiger Fund Investor Class	118	3,523
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class I	2,093,253	36,297,014
Oppenheimer Developing Markets Fund Class I	2,925,581	121,470,125
Oppenheimer Emerging Markets Innovators Fund Class I	4,679,444	49,321,344
SPDR S&P China ETF	1,151,550	113,151,303
Wasatch Frontier Emerging Small Countries Fund (a)	3,336,524	8,508,136
WisdomTree India Earnings ETF (c)	807,300	21,659,859
Xtrackers Harvest CSI 300 China ETF Class A (c)	72,900	1,803,546

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,052,963,003

Foreign Large Value Funds - 0.9%
Matthews Korea Fund Investor Class	6,983,487	41,132,741
TOTAL EQUITY FUNDS
(Cost $1,878,329,463)		2,094,095,744
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.09% 9/6/18 to 11/29/18 (e)
(Cost $16,501,985)	$16,535,000	16,504,309
	Shares

Money Market Funds - 7.8%
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	9,533,566	9,534,519
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (h)	367,825,340	367,825,340
TOTAL MONEY MARKET FUNDS
(Cost $377,359,859)		377,359,859
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,277,084,318)		4,837,973,059
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,760,323
NET ASSETS - 100%		$4,841,733,382

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6,300	Sept. 2018	$332,293,500	$(9,146,332)	$(9,146,332)

The notional amount of futures purchased as a percentage of Net Assets is 6.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $388,232,653.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,104,660.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$261,612
Total	$261,612

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$398,107,307	$--	$3,699,844	$--	$881,855	$(38,260,712)	$357,028,606
Total	$398,107,307	$--	$3,699,844	$--	$881,855	$(38,260,712)	$357,028,606

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$210,845,650	$210,817,327	$--	$28,323
Consumer Staples	173,758,421	171,779,712	1,978,709	--
Energy	178,709,394	150,953,050	27,756,344	--
Financials	608,552,276	498,848,978	109,703,298	--
Health Care	35,465,614	35,465,614	--	--
Industrials	86,888,906	86,850,046	38,860	--
Information Technology	755,477,515	535,871,352	219,606,163	--
Materials	149,246,787	132,507,920	16,738,867	--
Real Estate	47,704,487	47,704,487	--	--
Telecommunication Services	58,937,289	38,804,908	20,132,381	--
Utilities	44,426,808	42,729,925	1,696,883	--
Equity Funds	2,094,095,744	2,094,095,744	--	--
Other Short-Term Investments	16,504,309	--	16,504,309	--
Money Market Funds	377,359,859	377,359,859	--	--
Total Investments in Securities:	$4,837,973,059	$4,423,788,922	$414,155,814	$28,323
Derivative Instruments:
Liabilities
Futures Contracts	$(9,146,332)	$(9,146,332)	$--	$--
Total Liabilities	$(9,146,332)	$(9,146,332)	$--	$--
Total Derivative Instruments:	$(9,146,332)	$(9,146,332)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$1,290,527,079

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(9,146,332)
Total Equity Risk	0	(9,146,332)
Total Value of Derivatives	$0	$(9,146,332)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of the direct investments by country of issue, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	51.8%
Cayman Islands	7.9%
Korea (South)	7.3%
China	5.5%
Taiwan	5.0%
India	4.9%
Brazil	3.5%
South Africa	2.8%
Thailand	1.5%
Mexico	1.2%
Hong Kong	1.2%
Russia	1.2%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,342,651) — See accompanying schedule: Unaffiliated issuers (cost $3,979,706,425)	$4,471,409,934
Fidelity Central Funds (cost $9,534,519)	9,534,519
Other affiliated issuers (cost $287,843,374)	357,028,606
Total Investment in Securities (cost $4,277,084,318)		$4,837,973,059
Foreign currency held at value (cost $4,089,495)		4,089,694
Receivable for investments sold		10,989,273
Receivable for fund shares sold		1,549,456
Dividends receivable		3,966,466
Interest receivable		574,903
Distributions receivable from Fidelity Central Funds		24,005
Receivable for daily variation margin on futures contracts		1,947,140
Prepaid expenses		17,530
Other receivables		95,215
Total assets		4,861,226,741
Liabilities
Payable to custodian bank	$2,647,879
Payable for investments purchased	2,028,978
Payable for fund shares redeemed	1,646,001
Accrued management fee	1,159,288
Other affiliated payables	130,000
Other payables and accrued expenses	2,367,613
Collateral on securities loaned	9,513,600
Total liabilities		19,493,359
Net Assets		$4,841,733,382
Net Assets consist of:
Paid in capital		$4,411,376,914
Undistributed net investment income		41,193,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(160,508,330)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		549,670,951
Net Assets, for 467,140,016 shares outstanding		$4,841,733,382
Net Asset Value, offering price and redemption price per share ($4,841,733,382 ÷ 467,140,016 shares)		$10.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$53,940,163
Interest		3,540,883
Income from Fidelity Central Funds		261,612
Income before foreign taxes withheld		57,742,658
Less foreign taxes withheld		(5,462,210)
Total income		52,280,448
Expenses
Management fee	$13,550,806
Transfer agent fees	2,483,031
Accounting and security lending fees	806,632
Custodian fees and expenses	509,125
Independent trustees' fees and expenses	31,728
Registration fees	58,796
Audit	42,405
Legal	8,187
Miscellaneous	27,141
Total expenses before reductions	17,517,851
Expense reductions	(6,499,377)
Total expenses after reductions		11,018,474
Net investment income (loss)		41,261,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,494,922
Fidelity Central Funds	6,646
Other affiliated issuers	881,855
Foreign currency transactions	(1,554,173)
Futures contracts	(39,928,190)
Total net realized gain (loss)		2,901,060
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $455,450)	(638,962,738)
Affiliated issuers	(38,260,712)
Assets and liabilities in foreign currencies	(67,934)
Futures contracts	(13,248,450)
Total change in net unrealized appreciation (depreciation)		(690,539,834)
Net gain (loss)		(687,638,774)
Net increase (decrease) in net assets resulting from operations		$(646,376,800)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,261,974	$67,857,757
Net realized gain (loss)	2,901,060	190,482,307
Change in net unrealized appreciation (depreciation)	(690,539,834)	1,052,691,017
Net increase (decrease) in net assets resulting from operations	(646,376,800)	1,311,031,081
Distributions to shareholders from net investment income	–	(65,118,609)
Distributions to shareholders from net realized gain	–	(1,796,375)
Total distributions	–	(66,914,984)
Share transactions
Proceeds from sales of shares	746,736,225	545,127,857
Reinvestment of distributions	–	66,752,785
Cost of shares redeemed	(329,005,427)	(1,385,060,400)
Net increase (decrease) in net assets resulting from share transactions	417,730,798	(773,179,758)
Total increase (decrease) in net assets	(228,646,002)	470,936,339
Net Assets
Beginning of period	5,070,379,384	4,599,443,045
End of period	$4,841,733,382	$5,070,379,384
Other Information
Undistributed net investment income end of period	$41,193,847	$–
Distributions in excess of net investment income end of period	$–	$(68,127)
Shares
Sold	65,148,650	51,183,220
Issued in reinvestment of distributions	–	5,845,253
Redeemed	(29,498,604)	(128,936,360)
Net increase (decrease)	35,650,046	(71,907,887)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Emerging Markets Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$9.14	$7.15	$9.47	$9.16	$9.98
Income from Investment Operations
Net investment income (loss)B	.09	.14	.10	.10	.14	.12
Net realized and unrealized gain (loss)	(1.48)	2.62	1.99	(2.32)	.32	(.81)
Total from investment operations	(1.39)	2.76	2.09	(2.22)	.46	(.69)
Distributions from net investment income	–	(.15)	(.10)	(.10)	(.15)	(.13)
Distributions from net realized gain	–	–C	(.01)	–	–	–
Total distributions	–	(.15)	(.10)D	(.10)	(.15)	(.13)
Net asset value, end of period	$10.36	$11.75	$9.14	$7.15	$9.47	$9.16
Total ReturnE,F	(11.83)%	30.23%	29.40%	(23.49)%	5.04%	(6.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.70%	.60%	.50%	.46%	.46%
Expenses net of fee waivers, if any	.44%I	.45%	.35%	.25%	.21%	.21%
Expenses net of all reductions	.43%I	.45%	.35%	.24%	.21%	.21%
Net investment income (loss)	1.62%I	1.36%	1.23%	1.25%	1.45%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$4,841,733	$5,070,379	$4,599,443	$4,265,092	$1,561,538	$1,480,632
Portfolio turnover rateJ	63%I	31%	23%	41%	13%	21%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $77,592 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$729,090,005
Gross unrealized depreciation	(169,301,031)
Net unrealized appreciation (depreciation)	$559,788,974
Tax cost	$4,287,330,417

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(91,457,796)
Long-term	(60,908,635)
Total capital loss carryforward	$(152,366,431)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares and in-kind transactions), other than short-term securities, aggregated $1,615,814,640 and $1,459,573,121, respectively.

Exchanges In-Kind. During the period, the Fund redeemed 30,747,979 shares of Causeway Emerging Markets Fund - Investor Class in exchange for cash and investments with a value of $409,716,815. The net realized gains of $54,053,566 on the Fund's redemptions of Causeway Emerging Markets Fund - Investor Class shares are included in "Net realized gain (loss) on Investment securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized net gains on the exchanges for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund redeemed 9,912,611 shares of T. Rowe Price Emerging Markets Stock Fund Class I in exchange for cash and investments with a value of $354,177,574. The Fund had a net realized gains of $25,181,576 on the Fund's redemptions of T. Rowe Price Emerging Markets Stock Fund Class I shares. The Fund recognized net gains on the exchanges for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), M&G Investments Management Limited (through July 27, 2018), Somerset Capital Management LLP and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIL Investment Advisors (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2018, the Board approved the appointment of Schroder Investment Management North America Inc. as an additional sub-adviser for the Fund. In addition, during September 2018, the agreement with M&G Investments Management Limited was not renewed.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,412 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,261 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $261,612.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $6,382,867.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $115,710 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $800.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.44%	$1,000.00	$881.70	$2.09-C
Hypothetical-D		$1,000.00	$1,022.99	$2.24-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C If fees and changes to the Fund's expense contract and/ or expense cap, effective July 1, 2018, had been in effect for the entire current period, the restated annualized expense ratio would have been .34% and the expenses paid in the actual and hypothetical examples above would have been $1.61 and $1.73, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund

On June 7, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a sub-advisory agreement (the Sub-Advisory Agreement) with Causeway Capital Management LLC (Causeway) for the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule, which was amended to add a new investment mandate. The Amended Sub-Advisory Agreement also reflects a name change from Strategic Advisers, Inc. to Strategic Advisers LLC.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers LLC (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by Causeway from its oversight of Causeway as a sub-adviser on other Strategic Advisers funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other funds will also provide services to the fund. The Board considered the staffing within Causeway, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Causeway's portfolio manager compensation program with respect to the investment personnel who will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that Causeway will utilize a different investment mandate to manage the fund than it currently uses on behalf of other Strategic Advisers funds and reviewed the general qualifications and capabilities of its investment staff who will provide services to the fund, its use of technology, and its approach to managing and compensating its investment personnel. The Board noted that Causeway's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Causeway's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality, and cost of advisory services to be performed by Causeway under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Causeway and the portfolio managers in managing accounts under a similar investment mandate. The Board noted that it is familiar with Causeway's performance as a sub-adviser on behalf of other Strategic Advisers funds.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Causeway and the projected change in the fund's total operating expenses as a result of hiring Causeway.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.20% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2020. The Board also considered that the fund's total net expenses after allocating assets to the Causeway are expected to continue to rank below the median expense ratio of its competitive peer group.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting and that it will consider the potential for such benefits at its September 2018 meeting. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Causeway will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Emerging Markets Fund of Funds Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
Causeway Emerging Markets Fund - Investor Class	19.6
Acadian Emerging Markets Portfolio Institutional Class	16.9
T. Rowe Price Emerging Markets Stock Fund Class I	16.1
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	14.1
Lazard Emerging Markets Equity Portfolio Institutional Class	10.8
Oppenheimer Developing Markets Fund Class Y	10.6
Fidelity Emerging Markets Fund	10.1
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class A	1.7
99.9

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Diversifed Emerging Markets Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Diversified Emerging Markets Funds - 99.9%
Acadian Emerging Markets Portfolio Institutional Class	111,503	$2,206,638
Causeway Emerging Markets Fund - Investor Class	196,588	2,555,639
Fidelity Emerging Markets Fund (a)	44,022	1,325,064
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	88,941	1,845,529
Lazard Emerging Markets Equity Portfolio Institutional Class	82,496	1,414,809
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class A	12,979	223,492
Oppenheimer Developing Markets Fund Class Y	33,493	1,389,310
T. Rowe Price Emerging Markets Stock Fund Class I	50,994	2,102,465
TOTAL EQUITY FUNDS
(Cost $10,466,315)		13,062,946

Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (b)
(Cost $33,017)	33,017	33,017
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,499,332)		13,095,963
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,460)
NET ASSETS - 100%		$13,081,503

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$1,510,501	$54,069	$97,896	$--	$10,535	$(152,145)	$1,325,064
Total	$1,510,501	$54,069	$97,896	$--	$10,535	$(152,145)	$1,325,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,486,874)	$11,770,899
Affiliated issuers (cost $1,012,458)	1,325,064
Total Investment in Securities (cost $10,499,332)		$13,095,963
Receivable for investments sold		73,540
Receivable for fund shares sold		10,204
Interest receivable		48
Prepaid expenses		56
Receivable from investment adviser for expense reductions		3,116
Other receivables		254
Total assets		13,183,181
Liabilities
Payable for fund shares redeemed	$83,744
Distribution and service plan fees payable	24
Other affiliated payables	138
Audit fees payable	13,906
Other payables and accrued expenses	3,866
Total liabilities		101,678
Net Assets		$13,081,503
Net Assets consist of:
Paid in capital		$11,674,753
Distributions in excess of net investment income		(3,348)
Accumulated undistributed net realized gain (loss) on investments		(1,186,533)
Net unrealized appreciation (depreciation) on investments		2,596,631
Net Assets		$13,081,503
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($12,808,073 ÷ 1,173,282 shares)		$10.92
Class L:
Net Asset Value, offering price and redemption price per share ($159,424 ÷ 14,596 shares)		$10.92
Class N:
Net Asset Value, offering price and redemption price per share ($114,006 ÷ 10,466 shares)		$10.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$6,699
Interest		276
Total income		6,975
Expenses
Management fee	$21,551
Transfer agent fees	138
Distribution and service plan fees	153
Accounting fees and expenses	897
Custodian fees and expenses	5,408
Independent trustees' fees and expenses	92
Registration fees	27,835
Audit	17,891
Legal	25
Miscellaneous	68
Total expenses before reductions	74,058
Expense reductions	(66,615)
Total expenses after reductions		7,443
Net investment income (loss)		(468)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,982)
Affiliated issuers	10,535
Total net realized gain (loss)		(8,447)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,709,587)
Affiliated issuers	(152,145)
Total change in net unrealized appreciation (depreciation)		(1,861,732)
Net gain (loss)		(1,870,179)
Net increase (decrease) in net assets resulting from operations		$(1,870,647)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(468)	$147,697
Net realized gain (loss)	(8,447)	433,033
Change in net unrealized appreciation (depreciation)	(1,861,732)	3,494,364
Net increase (decrease) in net assets resulting from operations	(1,870,647)	4,075,094
Distributions to shareholders from net investment income	–	(151,093)
Share transactions - net increase (decrease)	(431,520)	(2,380,348)
Redemption fees	–	833
Total increase (decrease) in net assets	(2,302,167)	1,544,486
Net Assets
Beginning of period	15,383,670	13,839,184
End of period	$13,081,503	$15,383,670
Other Information
Distributions in excess of net investment income end of period	$(3,348)	$(2,880)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Emerging Markets Fund of Funds

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$9.61	$7.52	$10.04	$9.75	$10.53
Income from Investment Operations
Net investment income (loss)B	–C	.11	.10	.10	.13	.13
Net realized and unrealized gain (loss)	(1.52)	2.84	2.08	(2.47)	.34	(.78)
Total from investment operations	(1.52)	2.95	2.18	(2.37)	.47	(.65)
Distributions from net investment income	–	(.12)	(.09)	(.12)	(.15)	(.11)
Distributions from net realized gain	–	–	–	(.03)	(.04)	(.03)
Total distributions	–	(.12)	(.09)	(.15)	(.18)D	(.13)E
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.92	$12.44	$9.61	$7.52	$10.04	$9.75
Total ReturnF,G	(12.22)%	30.75%	29.08%	(23.79)%	4.86%	(6.18)%
Ratios to Average Net AssetsH
Expenses before reductions	1.03%I	.89%	1.10%	1.09%	1.07%	1.25%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.09%	.09%	.10%	.10%
Net investment income (loss)	- %I,J	.94%	1.08%	1.14%	1.29%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$12,808	$15,086	$11,425	$8,485	$10,979	$9,832
Portfolio turnover rateK	8%I	23%	49%	61%	11%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$9.61	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	–D	.11	.10	.10	.13	.11
Net realized and unrealized gain (loss)	(1.53)	2.85	2.08	(2.48)	.35	(.36)
Total from investment operations	(1.53)	2.96	2.18	(2.38)	.48	(.25)
Distributions from net investment income	–	(.12)	(.09)	(.12)	(.15)	(.11)
Distributions from net realized gain	–	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.12)	(.09)	(.15)	(.18)E	(.13)
Redemption fees added to paid in capitalC	–	–D	–D	–D	–D	–D
Net asset value, end of period	$10.92	$12.45	$9.61	$7.52	$10.05	$9.75
Total ReturnF,G	(12.29)%	30.85%	29.08%	(23.87)%	4.97%	(2.56)%
Ratios to Average Net AssetsH
Expenses before reductions	1.01%I	.89%	1.10%	1.08%	1.07%	1.79%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.09%	.09%	.10%	.10%I
Net investment income (loss)	–%I,J	.94%	1.08%	1.15%	1.29%	3.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$159	$168	$131	$103	$102	$97
Portfolio turnover rateK	8%I	23%	49%	61%	11%	10%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$9.60	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	(.01)	.08	.07	.08	.11	.10
Net realized and unrealized gain (loss)	(1.53)	2.85	2.08	(2.48)	.34	(.36)
Total from investment operations	(1.54)	2.93	2.15	(2.40)	.45	(.26)
Distributions from net investment income	–	(.10)	(.07)	(.10)	(.12)	(.10)
Distributions from net realized gain	–	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.10)	(.07)	(.13)	(.15)D	(.12)
Redemption fees added to paid in capitalC	–	–E	–E	–E	–E	–E
Net asset value, end of period	$10.89	$12.43	$9.60	$7.52	$10.05	$9.75
Total ReturnF,G	(12.39)%	30.53%	28.68%	(24.04)%	4.69%	(2.59)%
Ratios to Average Net AssetsH
Expenses before reductions	1.27%I	1.14%	1.35%	1.33%	1.32%	2.05%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.35%	.34%	.35%	.35%I
Net investment income (loss)	(.25)%I	.69%	.83%	.89%	1.04%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$114	$130	$100	$77	$102	$97
Portfolio turnover rateJ	8%I	23%	49%	61%	11%	10%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Emerging Markets, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $254 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,580,050
Gross unrealized depreciation	(76,392)
Net unrealized appreciation (depreciation)	$2,503,658
Tax cost	$10,592,305

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(698,216)
Long-term	(373,913)
Total capital loss carryforward	$(1,072,129)

The Fund elected to defer to its next fiscal year approximately $2,628 of ordinary losses recognized during the period January 1, 2018 to February 28, 2018.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $557,329 and $996,907, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIL Investment Advisors, M&G Investments Management Limited, Somerset Capital Management LLP, T. Rowe Price Associates, Inc. and FIAM LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2018, the Board approved the appointment of Schroder Investment Management North America Inc. as an additional sub-adviser for the Fund. In addition, during September 2018, the agreement with M&G Investments Management Limited was not renewed.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$153	$153

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Emerging Markets	$136	-
Class L	1	–
Class N	1	–
	$138

 (a) Annualized

 (b) Amount represents less than 0.005%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2019. During the period, this waiver reduced the Fund's management fee by $21,551.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example sub-advisory fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$44,187
Class L	.10%	492
Class N	.35%	381

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Emerging Markets	$–	$148,445
Class L	–	1,629
Class N	–	1,019
Total	$–	$151,093

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Emerging Markets
Shares sold	66,738	307,671	$800,221	$3,558,072
Reinvestment of distributions	–	12,282	–	148,445
Shares redeemed	(106,008)	(296,641)	(1,244,206)	(3,409,870)
Net increase (decrease)	(39,270)	23,312	$(443,985)	$296,647
Class F
Shares sold	–	94,959	$–	$1,035,676
Shares redeemed	–	(322,358)	–	(3,712,362)
Net increase (decrease)	–	(227,399)	$–	$(2,676,686)
Class L
Shares sold	1,415	126	$16,125	$1,411
Reinvestment of distributions	–	135	–	1,629
Shares redeemed	(301)	(366)	(3,660)	(4,368)
Net increase (decrease)	1,114	(105)	$12,465	$(1,328)
Class N
Reinvestment of distributions	–	84	–	1,019
Net increase (decrease)	–	84	$–	$1,019

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 60% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Emerging Markets	.10%
Actual		$1,000.00	$877.80	$.47
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$877.10	$.47
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$876.10	$1.66
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 7, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a sub-advisory agreement (the Sub-Advisory Agreement) with Causeway Capital Management LLC (Causeway) for the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule, which was amended to add a new investment mandate. The Amended Sub-Advisory Agreement also reflects a name change from Strategic Advisers, Inc. to Strategic Advisers LLC.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers LLC (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by Causeway from its oversight of Causeway as a sub-adviser on other Strategic Advisers funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other funds will also provide services to the fund. The Board considered the staffing within Causeway, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Causeway's portfolio manager compensation program with respect to the investment personnel who will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that Causeway will utilize a different investment mandate to manage the fund than it currently uses on behalf of other Strategic Advisers funds and reviewed the general qualifications and capabilities of its investment staff who will provide services to the fund, its use of technology, and its approach to managing and compensating its investment personnel. The Board noted that Causeway's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Causeway's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality, and cost of advisory services to be performed by Causeway under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Causeway and the portfolio managers in managing accounts under a similar investment mandate. The Board noted that it is familiar with Causeway's performance as a sub-adviser on behalf of other Strategic Advisers funds.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Causeway and the projected change in the fund's total operating expenses as a result of hiring Causeway.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2019. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2019. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Sub-Advisory Agreement because Strategic Advisers does not expect to allocate any assets of the fund to Causeway at this time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting and that it will consider the potential for such benefits at its September 2018 meeting. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Causeway will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

RMF-SANN-1018
1.938036.106

Strategic Advisers® Emerging Markets Fund of Funds Class L and Class N Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
Causeway Emerging Markets Fund - Investor Class	19.6
Acadian Emerging Markets Portfolio Institutional Class	16.9
T. Rowe Price Emerging Markets Stock Fund Class I	16.1
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	14.1
Lazard Emerging Markets Equity Portfolio Institutional Class	10.8
Oppenheimer Developing Markets Fund Class Y	10.6
Fidelity Emerging Markets Fund	10.1
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class A	1.7
99.9

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Diversifed Emerging Markets Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Diversified Emerging Markets Funds - 99.9%
Acadian Emerging Markets Portfolio Institutional Class	111,503	$2,206,638
Causeway Emerging Markets Fund - Investor Class	196,588	2,555,639
Fidelity Emerging Markets Fund (a)	44,022	1,325,064
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	88,941	1,845,529
Lazard Emerging Markets Equity Portfolio Institutional Class	82,496	1,414,809
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class A	12,979	223,492
Oppenheimer Developing Markets Fund Class Y	33,493	1,389,310
T. Rowe Price Emerging Markets Stock Fund Class I	50,994	2,102,465
TOTAL EQUITY FUNDS
(Cost $10,466,315)		13,062,946

Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (b)
(Cost $33,017)	33,017	33,017
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,499,332)		13,095,963
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,460)
NET ASSETS - 100%		$13,081,503

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$1,510,501	$54,069	$97,896	$--	$10,535	$(152,145)	$1,325,064
Total	$1,510,501	$54,069	$97,896	$--	$10,535	$(152,145)	$1,325,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,486,874)	$11,770,899
Affiliated issuers (cost $1,012,458)	1,325,064
Total Investment in Securities (cost $10,499,332)		$13,095,963
Receivable for investments sold		73,540
Receivable for fund shares sold		10,204
Interest receivable		48
Prepaid expenses		56
Receivable from investment adviser for expense reductions		3,116
Other receivables		254
Total assets		13,183,181
Liabilities
Payable for fund shares redeemed	$83,744
Distribution and service plan fees payable	24
Other affiliated payables	138
Audit fees payable	13,906
Other payables and accrued expenses	3,866
Total liabilities		101,678
Net Assets		$13,081,503
Net Assets consist of:
Paid in capital		$11,674,753
Distributions in excess of net investment income		(3,348)
Accumulated undistributed net realized gain (loss) on investments		(1,186,533)
Net unrealized appreciation (depreciation) on investments		2,596,631
Net Assets		$13,081,503
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($12,808,073 ÷ 1,173,282 shares)		$10.92
Class L:
Net Asset Value, offering price and redemption price per share ($159,424 ÷ 14,596 shares)		$10.92
Class N:
Net Asset Value, offering price and redemption price per share ($114,006 ÷ 10,466 shares)		$10.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$6,699
Interest		276
Total income		6,975
Expenses
Management fee	$21,551
Transfer agent fees	138
Distribution and service plan fees	153
Accounting fees and expenses	897
Custodian fees and expenses	5,408
Independent trustees' fees and expenses	92
Registration fees	27,835
Audit	17,891
Legal	25
Miscellaneous	68
Total expenses before reductions	74,058
Expense reductions	(66,615)
Total expenses after reductions		7,443
Net investment income (loss)		(468)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,982)
Affiliated issuers	10,535
Total net realized gain (loss)		(8,447)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,709,587)
Affiliated issuers	(152,145)
Total change in net unrealized appreciation (depreciation)		(1,861,732)
Net gain (loss)		(1,870,179)
Net increase (decrease) in net assets resulting from operations		$(1,870,647)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(468)	$147,697
Net realized gain (loss)	(8,447)	433,033
Change in net unrealized appreciation (depreciation)	(1,861,732)	3,494,364
Net increase (decrease) in net assets resulting from operations	(1,870,647)	4,075,094
Distributions to shareholders from net investment income	–	(151,093)
Share transactions - net increase (decrease)	(431,520)	(2,380,348)
Redemption fees	–	833
Total increase (decrease) in net assets	(2,302,167)	1,544,486
Net Assets
Beginning of period	15,383,670	13,839,184
End of period	$13,081,503	$15,383,670
Other Information
Distributions in excess of net investment income end of period	$(3,348)	$(2,880)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Emerging Markets Fund of Funds

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$9.61	$7.52	$10.04	$9.75	$10.53
Income from Investment Operations
Net investment income (loss)B	–C	.11	.10	.10	.13	.13
Net realized and unrealized gain (loss)	(1.52)	2.84	2.08	(2.47)	.34	(.78)
Total from investment operations	(1.52)	2.95	2.18	(2.37)	.47	(.65)
Distributions from net investment income	–	(.12)	(.09)	(.12)	(.15)	(.11)
Distributions from net realized gain	–	–	–	(.03)	(.04)	(.03)
Total distributions	–	(.12)	(.09)	(.15)	(.18)D	(.13)E
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.92	$12.44	$9.61	$7.52	$10.04	$9.75
Total ReturnF,G	(12.22)%	30.75%	29.08%	(23.79)%	4.86%	(6.18)%
Ratios to Average Net AssetsH
Expenses before reductions	1.03%I	.89%	1.10%	1.09%	1.07%	1.25%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.09%	.09%	.10%	.10%
Net investment income (loss)	- %I,J	.94%	1.08%	1.14%	1.29%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$12,808	$15,086	$11,425	$8,485	$10,979	$9,832
Portfolio turnover rateK	8%I	23%	49%	61%	11%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$9.61	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	–D	.11	.10	.10	.13	.11
Net realized and unrealized gain (loss)	(1.53)	2.85	2.08	(2.48)	.35	(.36)
Total from investment operations	(1.53)	2.96	2.18	(2.38)	.48	(.25)
Distributions from net investment income	–	(.12)	(.09)	(.12)	(.15)	(.11)
Distributions from net realized gain	–	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.12)	(.09)	(.15)	(.18)E	(.13)
Redemption fees added to paid in capitalC	–	–D	–D	–D	–D	–D
Net asset value, end of period	$10.92	$12.45	$9.61	$7.52	$10.05	$9.75
Total ReturnF,G	(12.29)%	30.85%	29.08%	(23.87)%	4.97%	(2.56)%
Ratios to Average Net AssetsH
Expenses before reductions	1.01%I	.89%	1.10%	1.08%	1.07%	1.79%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.09%	.09%	.10%	.10%I
Net investment income (loss)	–%I,J	.94%	1.08%	1.15%	1.29%	3.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$159	$168	$131	$103	$102	$97
Portfolio turnover rateK	8%I	23%	49%	61%	11%	10%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$9.60	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	(.01)	.08	.07	.08	.11	.10
Net realized and unrealized gain (loss)	(1.53)	2.85	2.08	(2.48)	.34	(.36)
Total from investment operations	(1.54)	2.93	2.15	(2.40)	.45	(.26)
Distributions from net investment income	–	(.10)	(.07)	(.10)	(.12)	(.10)
Distributions from net realized gain	–	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.10)	(.07)	(.13)	(.15)D	(.12)
Redemption fees added to paid in capitalC	–	–E	–E	–E	–E	–E
Net asset value, end of period	$10.89	$12.43	$9.60	$7.52	$10.05	$9.75
Total ReturnF,G	(12.39)%	30.53%	28.68%	(24.04)%	4.69%	(2.59)%
Ratios to Average Net AssetsH
Expenses before reductions	1.27%I	1.14%	1.35%	1.33%	1.32%	2.05%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.35%	.34%	.35%	.35%I
Net investment income (loss)	(.25)%I	.69%	.83%	.89%	1.04%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$114	$130	$100	$77	$102	$97
Portfolio turnover rateJ	8%I	23%	49%	61%	11%	10%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Emerging Markets, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $254 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,580,050
Gross unrealized depreciation	(76,392)
Net unrealized appreciation (depreciation)	$2,503,658
Tax cost	$10,592,305

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(698,216)
Long-term	(373,913)
Total capital loss carryforward	$(1,072,129)

The Fund elected to defer to its next fiscal year approximately $2,628 of ordinary losses recognized during the period January 1, 2018 to February 28, 2018.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $557,329 and $996,907, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIL Investment Advisors, M&G Investments Management Limited, Somerset Capital Management LLP, T. Rowe Price Associates, Inc. and FIAM LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2018, the Board approved the appointment of Schroder Investment Management North America Inc. as an additional sub-adviser for the Fund. In addition, during September 2018, the agreement with M&G Investments Management Limited was not renewed.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$153	$153

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Emerging Markets	$136	-
Class L	1	–
Class N	1	–
	$138

 (a) Annualized

 (b) Amount represents less than 0.005%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2019. During the period, this waiver reduced the Fund's management fee by $21,551.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example sub-advisory fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$44,187
Class L	.10%	492
Class N	.35%	381

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Emerging Markets	$–	$148,445
Class L	–	1,629
Class N	–	1,019
Total	$–	$151,093

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Emerging Markets
Shares sold	66,738	307,671	$800,221	$3,558,072
Reinvestment of distributions	–	12,282	–	148,445
Shares redeemed	(106,008)	(296,641)	(1,244,206)	(3,409,870)
Net increase (decrease)	(39,270)	23,312	$(443,985)	$296,647
Class F
Shares sold	–	94,959	$–	$1,035,676
Shares redeemed	–	(322,358)	–	(3,712,362)
Net increase (decrease)	–	(227,399)	$–	$(2,676,686)
Class L
Shares sold	1,415	126	$16,125	$1,411
Reinvestment of distributions	–	135	–	1,629
Shares redeemed	(301)	(366)	(3,660)	(4,368)
Net increase (decrease)	1,114	(105)	$12,465	$(1,328)
Class N
Reinvestment of distributions	–	84	–	1,019
Net increase (decrease)	–	84	$–	$1,019

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 60% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Emerging Markets	.10%
Actual		$1,000.00	$877.80	$.47
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$877.10	$.47
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$876.10	$1.66
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 7, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a sub-advisory agreement (the Sub-Advisory Agreement) with Causeway Capital Management LLC (Causeway) for the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule, which was amended to add a new investment mandate. The Amended Sub-Advisory Agreement also reflects a name change from Strategic Advisers, Inc. to Strategic Advisers LLC.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers LLC (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by Causeway from its oversight of Causeway as a sub-adviser on other Strategic Advisers funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other funds will also provide services to the fund. The Board considered the staffing within Causeway, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Causeway's portfolio manager compensation program with respect to the investment personnel who will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that Causeway will utilize a different investment mandate to manage the fund than it currently uses on behalf of other Strategic Advisers funds and reviewed the general qualifications and capabilities of its investment staff who will provide services to the fund, its use of technology, and its approach to managing and compensating its investment personnel. The Board noted that Causeway's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Causeway's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality, and cost of advisory services to be performed by Causeway under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of Causeway and the portfolio managers in managing accounts under a similar investment mandate. The Board noted that it is familiar with Causeway's performance as a sub-adviser on behalf of other Strategic Advisers funds.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Causeway and the projected change in the fund's total operating expenses as a result of hiring Causeway.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2019. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2019. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Sub-Advisory Agreement because Strategic Advisers does not expect to allocate any assets of the fund to Causeway at this time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting and that it will consider the potential for such benefits at its September 2018 meeting. With respect to the Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the hiring of Causeway will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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RMF-L-RMF-N-SANN-1018
1.9585959.104

Strategic Advisers® Income Opportunities Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity Capital & Income Fund	16.0
Hotchkis & Wiley High Yield Fund Class A	12.6
Artisan High Income Fund Investor Shares	11.1
T. Rowe Price High Yield Fund Advisor Class	9.7
MainStay High Yield Corporate Bond Fund Class A	8.2
Prudential High Yield Fund	7.1
Fidelity Advisor High Income Advantage Fund Class I	5.7
BlackRock High Yield Bond Portfolio Institutional Class	5.3
Eaton Vance Income Fund of Boston Class A	4.0
Fidelity High Income Fund	2.5
82.2

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Corporate Bonds	15.3%
High Yield Fixed-Income Funds	82.9%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.3%
	Principal Amount	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24	$1,500,000	$1,316,630
3.375% 8/15/26	800,000	752,482
		2,069,112
Nonconvertible Bonds - 15.2%
CONSUMER DISCRETIONARY - 3.6%
Diversified Consumer Services - 0.1%
Frontdoor, Inc. 6.75% 8/15/26 (a)	460,000	470,925
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,225,000	1,321,469
Service Corp. International 4.625% 12/15/27	1,080,000	1,036,800
		2,829,194
Hotels, Restaurants & Leisure - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	780,000	744,900
5% 10/15/25 (a)	1,410,000	1,360,650
Aramark Services, Inc.:
4.75% 6/1/26	5,480,000	5,397,800
5% 2/1/28 (a)	915,000	896,700
Eldorado Resorts, Inc. 6% 4/1/25	1,075,000	1,092,469
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,325,000	1,378,000
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,695,000	2,738,794
Hilton Escrow Issuer LLC 4.25% 9/1/24	670,000	651,575
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	646,813
4.875% 4/1/27	390,000	383,663
MCE Finance Ltd. 4.875% 6/6/25 (a)	215,000	203,952
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	6,050,000	5,762,625
4.5% 1/15/28	1,640,000	1,511,916
Scientific Games Corp. 5% 10/15/25 (a)	1,720,000	1,634,000
Stars Group Holdings BV 7% 7/15/26 (a)	2,020,000	2,100,800
Station Casinos LLC 5% 10/1/25 (a)	1,145,000	1,106,356
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	2,500,000	2,540,000
7.25% 11/30/21 (a)	3,000,000	3,075,000
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,340,000	1,329,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,260,000	1,178,100
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	395,000	376,238
5.5% 10/1/27 (a)	1,710,000	1,615,950
		37,726,251
Household Durables - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	5,000,000	4,981,250
Internet & Direct Marketing Retail - 0.2%
Netflix, Inc.:
4.375% 11/15/26	3,515,000	3,321,675
4.875% 4/15/28 (a)	1,250,000	1,184,375
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,565,000	1,568,913
6.375% 5/15/25	1,000,000	1,045,000
		7,119,963
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (a)	1,390,000	1,361,422
Media - 1.9%
Altice SA:
7.625% 2/15/25 (a)	600,000	554,574
7.75% 5/15/22 (a)	1,170,000	1,127,588
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	3,000,000	3,018,750
5.5% 5/15/26 (a)	1,380,000	1,355,850
7.75% 7/15/25 (a)	1,555,000	1,654,131
Cablevision Systems Corp. 5.875% 9/15/22	835,000	849,613
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,215,000	3,066,306
5% 2/1/28 (a)	3,825,000	3,582,227
5.125% 2/15/23	4,000,000	4,005,000
5.125% 5/1/23 (a)	2,195,000	2,195,000
5.125% 5/1/27 (a)	2,805,000	2,675,269
5.5% 5/1/26 (a)	5,360,000	5,293,000
CSC Holdings LLC:
5.25% 6/1/24	1,115,000	1,081,550
5.375% 2/1/28 (a)	765,000	733,214
5.5% 4/15/27 (a)	2,650,000	2,580,438
DISH DBS Corp.:
5.875% 11/15/24	2,840,000	2,470,800
6.75% 6/1/21	1,120,000	1,136,800
7.75% 7/1/26	1,060,000	956,650
E.W. Scripps Co. 5.125% 5/15/25 (a)	830,000	792,650
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,695,000	3,311,644
Nielsen Co. S.a.r.l. (Luxembourg):
5% 2/1/25 (a)	155,000	150,350
5.5% 10/1/21 (a)	225,000	225,281
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,150,000	1,116,708
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,625,000	1,594,450
5% 8/1/27 (a)	1,060,000	1,024,214
5.375% 4/15/25 (a)	2,165,000	2,197,475
6% 7/15/24 (a)	1,700,000	1,766,470
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,970,000	2,918,025
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	2,000,000	1,867,500
6% 1/15/27 (a)	2,000,000	1,815,000
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,720,000	1,620,034
		58,736,561
TOTAL CONSUMER DISCRETIONARY		112,754,641
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,450,000	2,419,375
Food Products - 0.4%
CF Industries Holdings, Inc. 5.15% 3/15/34	75,000	70,688
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	4,350,000	4,186,875
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	330,000	324,225
4.875% 11/1/26 (a)	5,000,000	4,925,000
Post Holdings, Inc.:
5% 8/15/26 (a)	865,000	830,400
5.625% 1/15/28 (a)	865,000	835,806
5.75% 3/1/27 (a)	720,000	711,000
		11,883,994
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (a)	1,210,000	1,138,156
Prestige Brands, Inc. 6.375% 3/1/24 (a)	500,000	504,525
		1,642,681
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	3,795,000	3,633,713
TOTAL CONSUMER STAPLES		19,579,763
ENERGY - 2.9%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	775,000	790,500
Ensco PLC:
4.5% 10/1/24	3,415,000	2,834,450
5.2% 3/15/25	2,500,000	2,090,625
7.75% 2/1/26	590,000	563,450
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	1,345,000	1,341,638
FTS International, Inc. 6.25% 5/1/22	70,000	68,688
Jonah Energy LLC 7.25% 10/15/25 (a)	735,000	573,300
Nabors Industries, Inc.:
5.5% 1/15/23	355,000	353,903
5.75% 2/1/25 (a)	1,420,000	1,365,834
Noble Holding International Ltd.:
5.25% 3/15/42	510,000	354,450
6.2% 8/1/40	2,000,000	1,480,000
7.75% 1/15/24	390,000	381,225
7.875% 2/1/26 (a)	515,000	527,875
7.95% 4/1/25 (b)	745,000	707,750
Precision Drilling Corp.:
5.25% 11/15/24	345,000	328,613
7.125% 1/15/26 (a)	430,000	442,363
7.75% 12/15/23	510,000	539,325
Summit Midstream Holdings LLC 5.75% 4/15/25	1,650,000	1,592,250
Weatherford International Ltd.:
5.95% 4/15/42	150,000	105,375
6.5% 8/1/36	440,000	326,700
9.875% 2/15/24	360,000	340,200
Weatherford International, Inc. 9.875% 3/1/25 (a)	3,790,000	3,553,125
		20,661,639
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp.:
5% 3/1/25	1,110,000	1,118,325
5.125% 12/1/22	780,000	787,800
California Resources Corp. 8% 12/15/22 (a)	2,920,000	2,617,050
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,080,000	1,098,900
5.875% 3/31/25	2,230,000	2,369,375
7% 6/30/24	3,345,000	3,700,406
Cheniere Energy Partners LP 5.25% 10/1/25	4,235,000	4,235,000
Chesapeake Energy Corp.:
4.875% 4/15/22	2,000,000	1,930,000
5.75% 3/15/23	1,985,000	1,925,450
8% 12/15/22 (a)	430,000	452,038
8% 1/15/25	1,660,000	1,695,275
8% 6/15/27	875,000	885,938
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,797,000	1,810,478
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(c)	3,140,000	3,140,962
6.5% 5/15/26 (a)	1,100,000	1,108,250
6.875% 6/15/25 (a)	990,000	1,021,433
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	900,000	919,125
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,605,000	2,657,100
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	920,000	846,400
DCP Midstream Operating LP 5.375% 7/15/25	1,510,000	1,547,750
Denbury Resources, Inc.:
4.625% 7/15/23	70,000	60,200
5.5% 5/1/22	700,000	631,750
6.375% 8/15/21	225,000	215,859
9.25% 3/31/22 (a)	4,070,000	4,349,813
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	230,000	229,425
5.75% 1/30/28 (a)	230,000	229,425
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	2,780,000	2,786,950
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	1,065,000	997,106
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	3,000,000	2,977,500
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,655,000	2,674,913
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	256,056
5.75% 10/1/25 (a)	1,000,000	992,500
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,250,000	1,206,250
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,235,000	1,238,088
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	170,000	168,725
5.375% 1/15/25 (a)	1,290,000	1,299,546
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,945,000	3,007,581
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	1,880,000	1,818,900
SemGroup Corp.:
6.375% 3/15/25	515,000	503,413
7.25% 3/15/26	905,000	900,475
Southwestern Energy Co.:
4.1% 3/15/22	850,000	828,750
7.75% 10/1/27	980,000	1,036,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	1,385,000	1,345,181
5.125% 2/1/25	2,000,000	2,010,000
5.375% 2/1/27	3,000,000	2,985,000
		70,616,811
TOTAL ENERGY		91,278,450
FINANCIALS - 1.3%
Capital Markets - 0.1%
MSCI, Inc. 4.75% 8/1/26 (a)	3,775,000	3,746,688
Consumer Finance - 0.4%
Ally Financial, Inc.:
5.75% 11/20/25	6,555,000	6,792,619
8% 11/1/31	1,850,000	2,261,625
Navient Corp. 6.5% 6/15/22	770,000	786,940
SLM Corp.:
5.5% 1/25/23	1,240,000	1,226,038
7.25% 1/25/22	765,000	808,988
		11,876,210
Diversified Financial Services - 0.7%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	230,000	193,775
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	3,200,000	3,060,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,795,000	2,842,627
6% 8/1/20	2,500,000	2,543,000
6.25% 2/1/22	3,690,000	3,791,106
6.375% 12/15/25	1,080,000	1,093,500
6.75% 2/1/24	1,975,000	2,039,188
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	490,000	458,150
6.875% 2/15/23 (a)	190,000	183,350
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,000,000	2,195,000
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,335,000	1,298,288
		19,697,984
Insurance - 0.0%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,595,000	1,680,731
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	515,000	489,250
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	765,000	819,545
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,080,000	989,550
		1,809,095
TOTAL FINANCIALS		39,299,958
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.:
4.375% 10/15/25 (a)	980,000	943,250
4.625% 2/1/28 (a)	185,000	173,438
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	1,715,000	1,682,844
Teleflex, Inc.:
4.625% 11/15/27	625,000	594,863
4.875% 6/1/26	2,750,000	2,708,750
		6,103,145
Health Care Providers & Services - 0.8%
Community Health Systems, Inc.:
5.125% 8/1/21	1,315,000	1,268,975
6.25% 3/31/23	5,375,000	5,106,250
6.875% 2/1/22	1,593,000	812,430
8.125% 6/30/24 (a)	177,000	145,583
8.625% 1/15/24 (a)	415,000	432,638
HCA Holdings, Inc.:
4.5% 2/15/27	1,925,000	1,905,750
5% 3/15/24	3,000,000	3,067,500
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	3,037,500
Tenet Healthcare Corp.:
4.625% 7/15/24	675,000	661,183
5.125% 5/1/25	915,000	909,281
6.75% 6/15/23	950,000	950,000
8.125% 4/1/22	5,705,000	6,025,906
Wellcare Health Plans, Inc.:
5.25% 4/1/25	895,000	915,138
5.375% 8/15/26 (a)	345,000	355,350
		25,593,484
Pharmaceuticals - 0.3%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,355,000	1,292,331
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	780,000	778,050
5.625% 12/1/21 (a)	2,795,000	2,767,050
5.875% 5/15/23 (a)	775,000	740,900
6.125% 4/15/25 (a)	785,000	730,050
7% 3/15/24 (a)	2,500,000	2,637,500
		8,945,881
TOTAL HEALTH CARE		40,642,510
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.5%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	2,530,000	2,536,325
Bombardier, Inc.:
6.125% 1/15/23 (a)	3,450,000	3,475,875
7.5% 12/1/24 (a)	2,040,000	2,147,100
7.5% 3/15/25 (a)	780,000	805,350
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,640,000	1,656,400
TransDigm, Inc.:
6% 7/15/22	1,470,000	1,484,700
6.375% 6/15/26	1,470,000	1,485,619
6.5% 5/15/25	1,805,000	1,836,588
		15,427,957
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	355,000	365,650
Commercial Services & Supplies - 0.3%
APX Group, Inc.:
7.625% 9/1/23	765,000	689,456
8.75% 12/1/20	2,705,000	2,705,000
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,030,000	1,058,325
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,795,500
Multi-Color Corp. 4.875% 11/1/25 (a)	1,250,000	1,165,625
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,105,000	900,575
Tervita Escrow Corp. 7.625% 12/1/21 (a)	240,000	248,700
		8,563,181
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27	1,825,000	1,793,063
AECOM Technology Corp. 5.875% 10/15/24	1,905,000	2,033,378
		3,826,441
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (a)	715,000	713,213
Machinery - 0.0%
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	1,500,000	1,545,000
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,240,000	2,786,400
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	410,000	340,300
11.25% 8/15/22 (a)	850,000	807,500
		3,934,200
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (a)	930,000	943,020
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
4.125% 5/1/24	515,000	511,344
5% 4/1/23	1,245,000	1,292,808
Avantor, Inc. 6% 10/1/24 (a)	780,000	791,700
FLY Leasing Ltd.:
5.25% 10/15/24	590,000	563,450
6.375% 10/15/21	1,500,000	1,550,625
		4,709,927
TOTAL INDUSTRIALS		40,028,589
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	990,000	985,050
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	354,375
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC 3.875% 9/1/22 (a)	660,000	654,225
Qorvo, Inc. 5.5% 7/15/26 (a)	1,105,000	1,110,525
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,000,000	1,051,250
		2,816,000
Software - 0.4%
CDK Global, Inc.:
4.875% 6/1/27	485,000	476,513
5.875% 6/15/26	985,000	1,011,240
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	455,000	474,338
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,365,000	2,382,738
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	190,000	190,000
5.625% 12/15/26	1,085,000	1,080,931
Open Text Corp. 5.875% 6/1/26 (a)	3,330,000	3,438,225
Symantec Corp. 5% 4/15/25 (a)	1,690,000	1,675,001
		10,728,986
TOTAL INFORMATION TECHNOLOGY		14,884,411
MATERIALS - 1.7%
Chemicals - 0.6%
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	1,360,000	1,402,500
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	2,020,000	1,974,550
5.25% 6/1/27 (a)	390,000	370,500
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,235,000	1,148,550
OCI NV 6.625% 4/15/23 (a)	2,620,000	2,711,700
Olin Corp.:
5% 2/1/30	445,000	424,975
5.125% 9/15/27	1,495,000	1,480,050
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	1,390,000	1,379,575
The Chemours Co. LLC 5.375% 5/15/27	1,380,000	1,355,850
TPC Group, Inc. 8.75% 12/15/20 (a)	2,940,000	2,940,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,240,000	1,216,750
Tronox Finance PLC 5.75% 10/1/25 (a)	245,000	235,813
Tronox, Inc. 6.5% 4/15/26 (a)	1,755,000	1,719,900
Valvoline, Inc. 4.375% 8/15/25	1,025,000	978,875
		19,339,588
Containers & Packaging - 0.5%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	1,641,740	1,637,636
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	795,000	784,069
4.625% 5/15/23 (a)	6,500,000	6,443,125
6% 2/15/25 (a)	1,480,000	1,446,700
7.25% 5/15/24 (a)	1,500,000	1,576,875
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	980,000	940,800
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,120,000	1,945,100
OI European Group BV 4% 3/15/23 (a)	1,445,000	1,370,944
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,000,000	1,975,000
Silgan Holdings, Inc. 4.75% 3/15/25	695,000	665,463
		18,785,712
Metals & Mining - 0.6%
Commercial Metals Co. 5.375% 7/15/27	1,740,000	1,618,200
Constellium NV 5.875% 2/15/26 (a)	820,000	803,600
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	900,000	846,000
6.875% 3/1/26 (a)	915,000	852,094
7.25% 5/15/22 (a)	565,000	552,641
7.25% 4/1/23 (a)	2,395,000	2,341,113
7.5% 4/1/25 (a)	870,000	837,375
FMG Resources (August 2006) Pty Ltd.:
5.125% 3/15/23 (a)	560,000	547,400
5.125% 5/15/24 (a)	1,030,000	996,525
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,480,000	1,428,200
3.875% 3/15/23	1,645,000	1,583,313
4.55% 11/14/24	6,000,000	5,775,000
		18,181,461
TOTAL MATERIALS		56,306,761
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,170,000	1,140,750
Equinix, Inc. 5.375% 4/1/23	1,885,000	1,925,056
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	595,000	583,100
5.25% 8/1/26	1,035,000	1,035,000
5.5% 5/1/24	1,500,000	1,518,750
		6,202,656
Real Estate Management & Development - 0.1%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,345,000	2,315,688
TOTAL REAL ESTATE		8,518,344
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Altice Financing SA 7.5% 5/15/26 (a)	2,330,000	2,225,150
Altice Finco SA 7.625% 2/15/25 (a)	1,595,000	1,403,600
Frontier Communications Corp.:
10.5% 9/15/22	1,005,000	884,400
11% 9/15/25	1,700,000	1,300,500
Level 3 Communications, Inc. 5.75% 12/1/22	1,250,000	1,259,375
Level 3 Financing, Inc.:
5.125% 5/1/23	1,600,000	1,596,544
5.25% 3/15/26	590,000	578,259
5.375% 1/15/24	675,000	675,000
5.375% 5/1/25	715,000	706,063
Qwest Corp. 6.75% 12/1/21	670,000	717,768
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,460,000	1,520,225
SFR Group SA:
6.25% 5/15/24 (a)	1,370,000	1,352,875
8.125% 2/1/27 (a)	1,510,000	1,532,650
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,600,000	2,431,000
U.S. West Communications 7.25% 9/15/25	735,000	786,516
		18,969,925
Wireless Telecommunication Services - 0.6%
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	2,040,000	2,147,100
9.5% 9/30/22 (a)	1,000,000	1,160,000
Sprint Communications, Inc. 6% 11/15/22	4,005,000	4,053,821
Sprint Corp.:
7.25% 9/15/21	270,000	283,079
7.875% 9/15/23	5,470,000	5,887,088
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,060,000	1,010,975
5.125% 4/15/25	995,000	1,002,920
6.375% 3/1/25	2,500,000	2,600,000
		18,144,983
TOTAL TELECOMMUNICATION SERVICES		37,114,908
UTILITIES - 0.6%
Electric Utilities - 0.2%
DPL, Inc. 6.75% 10/1/19	245,000	252,350
InterGen NV 7% 6/30/23 (a)	1,275,000	1,266,075
NRG Yield Operating LLC 5% 9/15/26	885,000	847,388
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,764,901	1,939,185
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	740,000	753,172
		5,058,170
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc.:
5.875% 6/1/23	865,000	889,869
7.625% 11/1/24	1,009,000	1,084,675
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,365,000	1,330,875
4.5% 9/15/27 (a)	250,000	237,500
NRG Energy, Inc.:
5.75% 1/15/28 (a)	600,000	606,000
6.625% 1/15/27	1,910,000	1,998,338
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	275,000	268,125
5% 1/31/28 (a)	280,000	262,150
The AES Corp.:
4.5% 3/15/23	755,000	756,888
4.875% 5/15/23	3,000,000	3,037,500
5.125% 9/1/27	1,150,000	1,161,500
6% 5/15/26	2,000,000	2,115,000
		13,748,420
Multi-Utilities - 0.0%
Wind Tre SpA 5% 1/20/26 (a)	1,860,000	1,662,896
TOTAL UTILITIES		20,469,486

TOTAL NONCONVERTIBLE BONDS		480,877,821

TOTAL CORPORATE BONDS
(Cost $484,567,287)		482,946,933

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.08% 10/20/24 (b)(c)	1,353,200	1,351,509
3 month U.S. LIBOR + 7.000% 9.07% 10/20/25 (b)(c)	455,000	460,119
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 8/14/24 (b)(c)	452,952	451,575
		2,263,203
Media - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.31% 8/19/23 (b)(c)	1,478,825	1,438,897

TOTAL CONSUMER DISCRETIONARY		3,702,100

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8159% 12/31/22 (b)(c)	475,000	481,531
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5957% 6/21/24 (b)(c)	1,475,100	1,481,856
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/1/24 (b)(c)	409,813	407,251
Software - 0.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 6/13/25 (b)(c)	55,000	53,900
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 6/13/24 (b)(c)	244,672	243,383
		297,283

TOTAL INFORMATION TECHNOLOGY		704,534

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.317% 2/22/24 (b)(c)	1,030,000	1,030,999
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/2/26 (b)(c)	855,000	854,820
Securus Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5759% 11/1/24 (b)(c)	1,482,550	1,480,697
		3,366,516
TOTAL BANK LOAN OBLIGATIONS
(Cost $9,709,848)		9,736,537
	Shares	Value

Fixed-Income Funds - 82.9%
High Yield Fixed-Income Funds - 82.9%
Artisan High Income Fund Investor Shares	35,462,355	349,658,818
BlackRock High Yield Bond Portfolio Institutional Class	21,824,038	167,390,369
Eaton Vance Income Fund of Boston Class A	22,752,661	127,414,903
Fidelity Advisor High Income Advantage Fund Class I (d)	16,836,752	180,321,614
Fidelity Capital & Income Fund (d)	49,758,268	504,051,233
Fidelity High Income Fund (d)	8,752,224	77,632,223
Hotchkis & Wiley High Yield Fund Class A	33,395,231	397,069,297
Janus Henderson High-Yield Fund T Shares	2,772,944	22,876,787
MainStay High Yield Corporate Bond Fund Class A	46,042,876	259,681,823
Prudential High Yield Fund	40,816,707	222,451,051
T. Rowe Price High Yield Fund Advisor Class	46,977,872	305,825,948
TOTAL FIXED-INCOME FUNDS
(Cost $2,497,438,835)		2,614,374,066
	Principal Amount	Value

Preferred Securities - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (b)(e)	2,055,000	2,066,787
Energy Transfer Partners LP 6.25% (b)(e)	815,000	790,866
		2,857,653
FINANCIALS - 0.7%
Banks - 0.7%
Bank of America Corp.:
5.2% (b)(e)	1,200,000	1,202,965
6.25% (b)(e)	6,000,000	6,513,424
Barclays Bank PLC 7.625% 11/21/22	2,300,000	2,543,171
BNP Paribas SA 7% (a)(b)(e)	275,000	275,837
Citigroup, Inc.:
5.95% (b)(e)	510,000	528,398
5.95% (b)(e)	5,000,000	5,185,618
Credit Agricole SA 6.625% (a)(b)(e)	1,720,000	1,757,300
Royal Bank of Scotland Group PLC:
7.5% (b)(e)	725,000	752,354
8.625% (b)(e)	2,000,000	2,170,331
		20,929,398
TOTAL PREFERRED SECURITIES
(Cost $23,075,604)		23,787,051
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.97% (f)	13,221,542	13,224,186
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (g)	1,312	1,312
TOTAL MONEY MARKET FUNDS
(Cost $13,225,498)		13,225,498
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $3,028,017,072)		3,144,070,085
NET OTHER ASSETS (LIABILITIES) - 0.3%		10,343,824
NET ASSETS - 100%		$3,154,413,909

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $263,969,537 or 8.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated Fund

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$125,721
Total	$125,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$155,353,011	$22,457,791	$--	$3,685,722	$--	$2,510,812	$180,321,614
Fidelity Capital & Income Fund	507,022,434	43,974,152	39,522,043	17,966,679	(779,409)	(6,643,901)	504,051,233
Fidelity High Income Fund	75,795,352	1,996,815	--	1,996,817	--	(159,944)	77,632,223
Total	$738,170,797	$68,428,758	$39,522,043	$23,649,218	$(779,409)	$(4,293,033)	$762,005,070

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$482,946,933	$--	$482,946,933	$--
Bank Loan Obligations	9,736,537	--	9,736,537	--
Fixed-Income Funds	2,614,374,066	2,614,374,066	--	--
Preferred Securities	23,787,051	--	23,787,051	--
Money Market Funds	13,225,498	13,225,498	--	--
Total Investments in Securities:	$3,144,070,085	$2,627,599,564	$516,470,521	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,371,316,573)	$2,368,840,829
Fidelity Central Funds (cost $13,224,186)	13,224,186
Other affiliated issuers (cost $643,476,313)	762,005,070
Total Investment in Securities (cost $3,028,017,072)		$3,144,070,085
Cash		55,297
Receivable for investments sold		5,160,087
Receivable for fund shares sold		1,252,588
Dividends receivable		1,599,253
Interest receivable		8,075,876
Distributions receivable from Fidelity Central Funds		10,953
Prepaid expenses		10,392
Other receivables		79,501
Total assets		3,160,314,032
Liabilities
Payable for fund shares redeemed	$1,294,524
Distributions payable	4,282,025
Accrued management fee	136,839
Other affiliated payables	83,506
Other payables and accrued expenses	103,229
Total liabilities		5,900,123
Net Assets		$3,154,413,909
Net Assets consist of:
Paid in capital		$3,188,253,219
Distributions in excess of net investment income		(733,405)
Accumulated undistributed net realized gain (loss) on investments		(149,158,918)
Net unrealized appreciation (depreciation) on investments		116,053,013
Net Assets, for 332,487,398 shares outstanding		$3,154,413,909
Net Asset Value, offering price and redemption price per share ($3,154,413,909 ÷ 332,487,398 shares)		$9.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$53,597,104
Affiliated issuers		15,572,195
Interest		14,486,257
Income from Fidelity Central Funds		125,721
Total income		83,781,277
Expenses
Management fee	$4,703,413
Transfer agent fees	420,813
Accounting fees and expenses	496,999
Custodian fees and expenses	12,710
Independent trustees' fees and expenses	19,037
Registration fees	49,101
Audit	19,289
Legal	4,863
Miscellaneous	16,900
Total expenses before reductions	5,743,125
Expense reductions	(3,894,379)
Total expenses after reductions		1,848,746
Net investment income (loss)		81,932,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,419,624)
Fidelity Central Funds	317
Other affiliated issuers	(779,409)
Capital gain distributions from underlying funds:
Affiliated issuers	8,077,023
Total net realized gain (loss)		(34,121,693)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	18,575,731
Affiliated issuers	(4,293,033)
Total change in net unrealized appreciation (depreciation)		14,282,698
Net gain (loss)		(19,838,995)
Net increase (decrease) in net assets resulting from operations		$62,093,536

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,932,531	$157,782,749
Net realized gain (loss)	(34,121,693)	15,064,862
Change in net unrealized appreciation (depreciation)	14,282,698	(28,861,386)
Net increase (decrease) in net assets resulting from operations	62,093,536	143,986,225
Distributions to shareholders from net investment income	(73,012,069)	(154,409,359)
Distributions to shareholders from net realized gain	(3,892,992)	–
Total distributions	(76,905,061)	(154,409,359)
Share transactions
Proceeds from sales of shares	354,992,313	823,784,503
Reinvestment of distributions	51,793,546	119,240,744
Cost of shares redeemed	(284,995,804)	(1,203,237,841)
Net increase (decrease) in net assets resulting from share transactions	121,790,055	(260,212,594)
Total increase (decrease) in net assets	106,978,530	(270,635,728)
Net Assets
Beginning of period	3,047,435,379	3,318,071,107
End of period	$3,154,413,909	$3,047,435,379
Other Information
Distributions in excess of net investment income end of period	$(733,405)	$(9,653,867)
Shares
Sold	37,552,432	85,838,165
Issued in reinvestment of distributions	5,492,329	12,409,365
Redeemed	(30,198,361)	(125,299,114)
Net increase (decrease)	12,846,400	(27,051,584)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Income Opportunities Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$9.57	$8.48	$9.94	$10.45	$10.21
Income from Investment Operations
Net investment income (loss)B	.249	.489	.493	.518	.551	.579
Net realized and unrealized gain (loss)	(.055)	(.050)	1.091	(1.300)	(.369)	.297
Total from investment operations	.194	.439	1.584	(.782)	.182	.876
Distributions from net investment income	(.222)	(.479)	(.494)	(.537)C	(.552)	(.569)
Distributions from net realized gain	(.012)	–	–	(.118)C	(.140)	(.067)
Tax return of capital	–	–	–	(.023)	–	–
Total distributions	(.234)	(.479)	(.494)	(.678)	(.692)	(.636)
Net asset value, end of period	$9.49	$9.53	$9.57	$8.48	$9.94	$10.45
Total ReturnD,E	2.07%	4.66%	19.08%	(8.26)%	1.82%	8.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.38%	.29%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.12%H	.13%	.04%	.01%	.01%	.02%
Expenses net of all reductions	.12%H	.13%	.04%	.01%	.01%	.02%
Net investment income (loss)	5.22%H	5.09%	5.40%	5.56%	5.40%	5.66%
Supplemental Data
Net assets, end of period (000 omitted)	$3,154,414	$3,047,435	$3,318,071	$3,813,523	$4,225,162	$4,442,944
Portfolio turnover rateI	18%H	33%	38%	10%	16%	12%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $79,501 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$161,599,578
Gross unrealized depreciation	(46,080,251)
Net unrealized appreciation (depreciation)	$115,519,327
Tax cost	$3,028,550,758

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,936,951)
Long-term	(107,921,300)
Total capital loss carryforward	$(111,858,251)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $409,731,550 and $276,512,955, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018, transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018, FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .03% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,259 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $3,891,189.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,190.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor High Income Advantage Fund	10%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.12%	$1,000.00	$1,020.70	$.61-C
Hypothetical-D		$1,000.00	$1,024.60	$.61-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C If fees and changes to the Fund's expense contract and/ or expense cap, effective July 1, 2018, had been in effect for the entire current period, the restated annualized expense ratio would have been .09% and the expenses paid in the actual and hypothetical examples above would have been $.46 and $.46, respectively.

 D 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SRQ-SANN-1018
1.912883.108

Strategic Advisers® Income Opportunities Fund of Funds Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2018

% of fund's net assets
T. Rowe Price High Yield Fund Advisor Class	25.3
BlackRock High Yield Bond Portfolio Institutional Class	21.3
Hotchkis & Wiley High Yield Fund Class I	21.1
MainStay High Yield Corporate Bond Fund Class I	20.7
Fidelity Capital & Income Fund	11.6
100.0

Asset Allocation (% of fund's net assets)

As of August 31, 2018
High Yield Fixed-Income Funds	100.0%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Institutional Class	330,964	$2,538,493
Fidelity Capital & Income Fund (a)	136,007	1,377,747
Hotchkis & Wiley High Yield Fund Class I	209,854	2,511,947
MainStay High Yield Corporate Bond Fund Class I	437,569	2,467,892
T. Rowe Price High Yield Fund Advisor Class	463,857	3,019,708

TOTAL FIXED-INCOME FUNDS		11,915,787

TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,796,582)		11,915,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,387
NET ASSETS - 100%		$11,918,174

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$1,349,255	$46,891	$--	$46,891	$--	$(18,399)	$1,377,747
Total	$1,349,255	$46,891	$--	$46,891	$--	$(18,399)	$1,377,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,468,682)	$10,538,040
Affiliated issuers (cost $1,327,900)	1,377,747
Total Investment in Securities (cost $11,796,582)		$11,915,787
Cash		7
Receivable for investments sold		6,669
Receivable for fund shares sold		4,649
Dividends receivable		15,925
Prepaid expenses		33
Receivable from investment adviser for expense reductions		2,947
Other receivables		151
Total assets		11,946,168
Liabilities
Payable for fund shares redeemed	$11,317
Distribution and service plan fees payable	24
Other affiliated payables	115
Custody fees payable	2,472
Audit fees payable	13,738
Other payables and accrued expenses	328
Total liabilities		27,994
Net Assets		$11,918,174
Net Assets consist of:
Paid in capital		$12,424,949
Undistributed net investment income		19,307
Accumulated undistributed net realized gain (loss) on investments		(645,287)
Net unrealized appreciation (depreciation) on investments		119,205
Net Assets		$11,918,174
Income Opportunities:
Net Asset Value, offering price and redemption price per share ($11,678,809 ÷ 1,170,305 shares)		$9.98
Class L:
Net Asset Value, offering price and redemption price per share ($121,639 ÷ 12,190 shares)		$9.98
Class N:
Net Asset Value, offering price and redemption price per share ($117,726 ÷ 11,800 shares)		$9.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$260,479
Affiliated issuers		26,197
Total income		286,676
Expenses
Management fee	$15,254
Transfer agent fees	142
Distribution and service plan fees	145
Accounting fees and expenses	635
Custodian fees and expenses	3,677
Independent trustees' fees and expenses	61
Registration fees	30,301
Audit	17,723
Legal	16
Miscellaneous	41
Total expenses before reductions	67,995
Expense reductions	(62,646)
Total expenses after reductions		5,349
Net investment income (loss)		281,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,754)
Capital gain distributions from underlying funds:
Affiliated issuers	20,694
Total net realized gain (loss)		16,940
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(99,262)
Affiliated issuers	(18,399)
Total change in net unrealized appreciation (depreciation)		(117,661)
Net gain (loss)		(100,721)
Net increase (decrease) in net assets resulting from operations		$180,606

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$281,327	$519,908
Net realized gain (loss)	16,940	(11,071)
Change in net unrealized appreciation (depreciation)	(117,661)	(54,019)
Net increase (decrease) in net assets resulting from operations	180,606	454,818
Distributions to shareholders from net investment income	(261,678)	(524,868)
Distributions to shareholders from net realized gain	(3,972)	(2,609)
Total distributions	(265,650)	(527,477)
Share transactions - net increase (decrease)	2,398,774	1,063,370
Redemption fees	–	1,149
Total increase (decrease) in net assets	2,313,730	991,860
Net Assets
Beginning of period	9,604,444	8,612,584
End of period	$11,918,174	$9,604,444
Other Information
Undistributed net investment income end of period	$19,307	$–
Distributions in excess of net investment income end of period	$–	$(342)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Income Opportunities Fund of Funds

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.16	$8.98	$10.42	$10.88	$10.60
Income from Investment Operations
Net investment income (loss)B	.275	.537	.559	.562	.585	.616
Net realized and unrealized gain (loss)	(.104)	(.083)	1.192	(1.339)	(.382)	.296
Total from investment operations	.171	.454	1.751	(.777)	.203	.912
Distributions from net investment income	(.257)	(.542)	(.560)	(.553)	(.586)	(.610)
Distributions from net realized gain	(.004)	(.003)	(.013)	(.108)	(.079)	(.031)
Total distributions	(.261)	(.545)	(.573)	(.661)	(.665)	(.641)
Redemption fees added to paid in capitalB	–	.001	.002	(.002)	.002	.009
Net asset value, end of period	$9.98	$10.07	$10.16	$8.98	$10.42	$10.88
Total ReturnC,D	1.74%	4.57%	19.97%	(7.83)%	1.95%	9.02%
Ratios to Average Net AssetsE
Expenses before reductions	1.32%F	1.23%	1.74%	1.50%	1.53%	4.32%
Expenses net of fee waivers, if any	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	5.49%F	5.29%	5.74%	5.73%	5.50%	5.83%
Supplemental Data
Net assets, end of period (000 omitted)	$11,679	$9,369	$8,010	$5,632	$6,515	$5,358
Portfolio turnover rateG	25%F	42%	37%	65%	39%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Income Opportunities Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.276	.537	.558	.561	.585	.186
Net realized and unrealized gain (loss)	(.104)	(.083)	1.193	(1.328)	(.392)	.278
Total from investment operations	.172	.454	1.751	(.767)	.193	.464
Distributions from net investment income	(.258)	(.542)	(.560)	(.553)	(.586)	(.180)
Distributions from net realized gain	(.004)	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.262)	(.545)	(.573)	(.661)	(.665)	(.207)
Redemption fees added to paid in capitalC	–	.001	.002	(.002)	.002	.003
Net asset value, end of period	$9.98	$10.07	$10.16	$8.98	$10.41	$10.88
Total ReturnD,E	1.74%	4.57%	19.96%	(7.74)%	1.85%	4.44%
Ratios to Average Net AssetsF
Expenses before reductions	1.34%G	1.24%	1.75%	1.50%	1.54%	3.35%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%	.10%	.10%G
Net investment income (loss)	5.49%G	5.30%	5.74%	5.73%	5.50%	5.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$122	$120	$118	$98	$106	$104
Portfolio turnover rateH	25%G	42%	37%	65%	39%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Income Opportunities Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.263	.512	.534	.537	.559	.178
Net realized and unrealized gain (loss)	(.104)	(.083)	1.192	(1.329)	(.392)	.279
Total from investment operations	.159	.429	1.726	(.792)	.167	.457
Distributions from net investment income	(.245)	(.517)	(.535)	(.528)	(.560)	(.173)
Distributions from net realized gain	(.004)	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.249)	(.520)	(.548)	(.636)	(.639)	(.200)
Redemption fees added to paid in capitalC	–	.001	.002	(.002)	.002	.003
Net asset value, end of period	$9.98	$10.07	$10.16	$8.98	$10.41	$10.88
Total ReturnD,E	1.62%	4.31%	19.66%	(7.97)%	1.60%	4.37%
Ratios to Average Net AssetsF
Expenses before reductions	1.58%G	1.49%	2.00%	1.75%	1.78%	3.61%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.35%G
Net investment income (loss)	5.24%G	5.05%	5.49%	5.48%	5.25%	5.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$118	$116	$117	$98	$106	$104
Portfolio turnover rateH	25%G	42%	37%	65%	39%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $151 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$300,192
Gross unrealized depreciation	(205,440)
Net unrealized appreciation (depreciation)	$94,752
Tax cost	$11,821,035

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(51,631)
Long-term	(575,685)
Total capital loss carryforward	$(627,316)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $3,704,558 and $1,292,683, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (FIAM) (an affiliate of the investment adviser) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$145	$145

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Income Opportunities	$139	–
Class L	2	–
Class N	1	–
	$142

 (a) Annualized

 (b) Amount less than .005%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2019. During the period, this waiver reduced the Fund's management fee by $15,254.

The investment adviser has also contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example sub-advisory fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$46,280
Class L	.10%	566
Class N	.35%	546

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Income Opportunities	$255,731	$495,297
Class F	–	17,027
Class L	3,095	6,461
Class N	2,852	6,083
Total	$261,678	$524,868
From net realized gain
Income Opportunities	$3,878	$2,428
Class F	–	111
Class L	48	35
Class N	46	35
Total	$3,972	$2,609

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Income Opportunities
Shares sold	396,100	623,310	$3,946,205	$6,325,763
Reinvestment of distributions	26,106	49,021	259,562	497,670
Shares redeemed	(181,998)	(530,834)	(1,813,034)	(5,394,780)
Net increase (decrease)	240,208	141,497	$2,392,733	$1,428,653
Class F
Shares sold	–	19,042	$–	$193,069
Reinvestment of distributions	–	1,621	–	16,454
Shares redeemed	–	(56,895)	–	(577,996)
Net increase (decrease)	–	(36,232)	$–	$(368,473)
Class L
Shares sold	–	253	$–	$2,575
Reinvestment of distributions	316	640	3,143	6,496
Shares redeemed	–	(606)	–	(6,093)
Net increase (decrease)	316	287	$3,143	$2,978
Class N
Reinvestment of distributions	292	603	2,898	6,118
Shares redeemed	–	(587)	–	(5,906)
Net increase (decrease)	292	16	$2,898	$212

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Income Opportunities	.10%
Actual		$1,000.00	$1,017.40	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,017.40	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,016.20	$1.78
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ODF-SANN-1018
1.941262.106

Strategic Advisers® Income Opportunities Fund of Funds Class L and Class N Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2018

% of fund's net assets
T. Rowe Price High Yield Fund Advisor Class	25.3
BlackRock High Yield Bond Portfolio Institutional Class	21.3
Hotchkis & Wiley High Yield Fund Class I	21.1
MainStay High Yield Corporate Bond Fund Class I	20.7
Fidelity Capital & Income Fund	11.6
100.0

Asset Allocation (% of fund's net assets)

As of August 31, 2018
High Yield Fixed-Income Funds	100.0%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Institutional Class	330,964	$2,538,493
Fidelity Capital & Income Fund (a)	136,007	1,377,747
Hotchkis & Wiley High Yield Fund Class I	209,854	2,511,947
MainStay High Yield Corporate Bond Fund Class I	437,569	2,467,892
T. Rowe Price High Yield Fund Advisor Class	463,857	3,019,708

TOTAL FIXED-INCOME FUNDS		11,915,787

TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,796,582)		11,915,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,387
NET ASSETS - 100%		$11,918,174

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$1,349,255	$46,891	$--	$46,891	$--	$(18,399)	$1,377,747
Total	$1,349,255	$46,891	$--	$46,891	$--	$(18,399)	$1,377,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,468,682)	$10,538,040
Affiliated issuers (cost $1,327,900)	1,377,747
Total Investment in Securities (cost $11,796,582)		$11,915,787
Cash		7
Receivable for investments sold		6,669
Receivable for fund shares sold		4,649
Dividends receivable		15,925
Prepaid expenses		33
Receivable from investment adviser for expense reductions		2,947
Other receivables		151
Total assets		11,946,168
Liabilities
Payable for fund shares redeemed	$11,317
Distribution and service plan fees payable	24
Other affiliated payables	115
Custody fees payable	2,472
Audit fees payable	13,738
Other payables and accrued expenses	328
Total liabilities		27,994
Net Assets		$11,918,174
Net Assets consist of:
Paid in capital		$12,424,949
Undistributed net investment income		19,307
Accumulated undistributed net realized gain (loss) on investments		(645,287)
Net unrealized appreciation (depreciation) on investments		119,205
Net Assets		$11,918,174
Income Opportunities:
Net Asset Value, offering price and redemption price per share ($11,678,809 ÷ 1,170,305 shares)		$9.98
Class L:
Net Asset Value, offering price and redemption price per share ($121,639 ÷ 12,190 shares)		$9.98
Class N:
Net Asset Value, offering price and redemption price per share ($117,726 ÷ 11,800 shares)		$9.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$260,479
Affiliated issuers		26,197
Total income		286,676
Expenses
Management fee	$15,254
Transfer agent fees	142
Distribution and service plan fees	145
Accounting fees and expenses	635
Custodian fees and expenses	3,677
Independent trustees' fees and expenses	61
Registration fees	30,301
Audit	17,723
Legal	16
Miscellaneous	41
Total expenses before reductions	67,995
Expense reductions	(62,646)
Total expenses after reductions		5,349
Net investment income (loss)		281,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,754)
Capital gain distributions from underlying funds:
Affiliated issuers	20,694
Total net realized gain (loss)		16,940
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(99,262)
Affiliated issuers	(18,399)
Total change in net unrealized appreciation (depreciation)		(117,661)
Net gain (loss)		(100,721)
Net increase (decrease) in net assets resulting from operations		$180,606

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$281,327	$519,908
Net realized gain (loss)	16,940	(11,071)
Change in net unrealized appreciation (depreciation)	(117,661)	(54,019)
Net increase (decrease) in net assets resulting from operations	180,606	454,818
Distributions to shareholders from net investment income	(261,678)	(524,868)
Distributions to shareholders from net realized gain	(3,972)	(2,609)
Total distributions	(265,650)	(527,477)
Share transactions - net increase (decrease)	2,398,774	1,063,370
Redemption fees	–	1,149
Total increase (decrease) in net assets	2,313,730	991,860
Net Assets
Beginning of period	9,604,444	8,612,584
End of period	$11,918,174	$9,604,444
Other Information
Undistributed net investment income end of period	$19,307	$–
Distributions in excess of net investment income end of period	$–	$(342)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Income Opportunities Fund of Funds

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.16	$8.98	$10.42	$10.88	$10.60
Income from Investment Operations
Net investment income (loss)B	.275	.537	.559	.562	.585	.616
Net realized and unrealized gain (loss)	(.104)	(.083)	1.192	(1.339)	(.382)	.296
Total from investment operations	.171	.454	1.751	(.777)	.203	.912
Distributions from net investment income	(.257)	(.542)	(.560)	(.553)	(.586)	(.610)
Distributions from net realized gain	(.004)	(.003)	(.013)	(.108)	(.079)	(.031)
Total distributions	(.261)	(.545)	(.573)	(.661)	(.665)	(.641)
Redemption fees added to paid in capitalB	–	.001	.002	(.002)	.002	.009
Net asset value, end of period	$9.98	$10.07	$10.16	$8.98	$10.42	$10.88
Total ReturnC,D	1.74%	4.57%	19.97%	(7.83)%	1.95%	9.02%
Ratios to Average Net AssetsE
Expenses before reductions	1.32%F	1.23%	1.74%	1.50%	1.53%	4.32%
Expenses net of fee waivers, if any	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	5.49%F	5.29%	5.74%	5.73%	5.50%	5.83%
Supplemental Data
Net assets, end of period (000 omitted)	$11,679	$9,369	$8,010	$5,632	$6,515	$5,358
Portfolio turnover rateG	25%F	42%	37%	65%	39%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Income Opportunities Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.276	.537	.558	.561	.585	.186
Net realized and unrealized gain (loss)	(.104)	(.083)	1.193	(1.328)	(.392)	.278
Total from investment operations	.172	.454	1.751	(.767)	.193	.464
Distributions from net investment income	(.258)	(.542)	(.560)	(.553)	(.586)	(.180)
Distributions from net realized gain	(.004)	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.262)	(.545)	(.573)	(.661)	(.665)	(.207)
Redemption fees added to paid in capitalC	–	.001	.002	(.002)	.002	.003
Net asset value, end of period	$9.98	$10.07	$10.16	$8.98	$10.41	$10.88
Total ReturnD,E	1.74%	4.57%	19.96%	(7.74)%	1.85%	4.44%
Ratios to Average Net AssetsF
Expenses before reductions	1.34%G	1.24%	1.75%	1.50%	1.54%	3.35%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%	.10%	.10%G
Net investment income (loss)	5.49%G	5.30%	5.74%	5.73%	5.50%	5.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$122	$120	$118	$98	$106	$104
Portfolio turnover rateH	25%G	42%	37%	65%	39%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Income Opportunities Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.263	.512	.534	.537	.559	.178
Net realized and unrealized gain (loss)	(.104)	(.083)	1.192	(1.329)	(.392)	.279
Total from investment operations	.159	.429	1.726	(.792)	.167	.457
Distributions from net investment income	(.245)	(.517)	(.535)	(.528)	(.560)	(.173)
Distributions from net realized gain	(.004)	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.249)	(.520)	(.548)	(.636)	(.639)	(.200)
Redemption fees added to paid in capitalC	–	.001	.002	(.002)	.002	.003
Net asset value, end of period	$9.98	$10.07	$10.16	$8.98	$10.41	$10.88
Total ReturnD,E	1.62%	4.31%	19.66%	(7.97)%	1.60%	4.37%
Ratios to Average Net AssetsF
Expenses before reductions	1.58%G	1.49%	2.00%	1.75%	1.78%	3.61%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.35%G
Net investment income (loss)	5.24%G	5.05%	5.49%	5.48%	5.25%	5.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$118	$116	$117	$98	$106	$104
Portfolio turnover rateH	25%G	42%	37%	65%	39%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $151 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$300,192
Gross unrealized depreciation	(205,440)
Net unrealized appreciation (depreciation)	$94,752
Tax cost	$11,821,035

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(51,631)
Long-term	(575,685)
Total capital loss carryforward	$(627,316)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $3,704,558 and $1,292,683, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (FIAM) (an affiliate of the investment adviser) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$145	$145

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Income Opportunities	$139	–
Class L	2	–
Class N	1	–
	$142

 (a) Annualized

 (b) Amount less than .005%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2019. During the period, this waiver reduced the Fund's management fee by $15,254.

The investment adviser has also contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example sub-advisory fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$46,280
Class L	.10%	566
Class N	.35%	546

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Income Opportunities	$255,731	$495,297
Class F	–	17,027
Class L	3,095	6,461
Class N	2,852	6,083
Total	$261,678	$524,868
From net realized gain
Income Opportunities	$3,878	$2,428
Class F	–	111
Class L	48	35
Class N	46	35
Total	$3,972	$2,609

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Income Opportunities
Shares sold	396,100	623,310	$3,946,205	$6,325,763
Reinvestment of distributions	26,106	49,021	259,562	497,670
Shares redeemed	(181,998)	(530,834)	(1,813,034)	(5,394,780)
Net increase (decrease)	240,208	141,497	$2,392,733	$1,428,653
Class F
Shares sold	–	19,042	$–	$193,069
Reinvestment of distributions	–	1,621	–	16,454
Shares redeemed	–	(56,895)	–	(577,996)
Net increase (decrease)	–	(36,232)	$–	$(368,473)
Class L
Shares sold	–	253	$–	$2,575
Reinvestment of distributions	316	640	3,143	6,496
Shares redeemed	–	(606)	–	(6,093)
Net increase (decrease)	316	287	$3,143	$2,978
Class N
Reinvestment of distributions	292	603	2,898	6,118
Shares redeemed	–	(587)	–	(5,906)
Net increase (decrease)	292	16	$2,898	$212

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Income Opportunities	.10%
Actual		$1,000.00	$1,017.40	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,017.40	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,016.20	$1.78
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

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ODF-L-ODF-N-SANN-1018
1.9585965.104

Strategic Advisers® International Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity International Discovery Fund	7.2
iShares MSCI Japan ETF	4.9
T. Rowe Price Overseas Stock Fund I Class	4.7
Fidelity Diversified International Fund	4.3
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	4.1
Artisan International Value Fund Investor Class	4.0
Oakmark International Fund Investor Class	4.0
Fidelity Overseas Fund	3.0
iShares MSCI EAFE Value ETF	2.4
JOHCM International Select Fund Class II Shares	2.4
41.0

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Common Stocks	43.4%
Preferred Stocks	0.8%
Europe Stock Funds	0.7%
Foreign Large Blend Funds	18.5%
Foreign Large Growth Funds	18.5%
Foreign Large Value Funds	4.3%
Foreign Small Mid Growth Funds	0.6%
Foreign Small Mid Blend Funds	0.6%
Foreign Small Mid Value Funds	0.5%
Small Growth Funds	0.1%
Other	6.7%
Sector Funds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.3%
Aisin Seiki Co. Ltd.	6,600	$305,319
Bridgestone Corp.	138,900	5,116,710
Compagnie Plastic Omnium	34,289	1,358,009
Continental AG	14,776	2,710,754
DENSO Corp.	76,300	3,677,315
Faurecia SA	46,494	2,848,426
FCC Co. Ltd.	20,700	641,810
Koito Manufacturing Co. Ltd.	245,600	15,185,600
Michelin CGDE Series B	34,213	4,049,406
Motherson Sumi Systems Ltd. (a)	385,551	1,651,237
Toyota Industries Corp.	169,700	9,606,813
		47,151,399
Automobiles - 0.1%
Ferrari NV	45,266	5,921,541
Honda Motor Co. Ltd. sponsored ADR	108,700	3,220,781
Maruti Suzuki India Ltd.	43,625	5,588,768
Peugeot Citroen SA	108,200	2,976,558
Renault SA	28,990	2,496,841
Subaru Corp.	20,100	597,157
		20,801,646
Distributors - 0.0%
Inchcape PLC	751,600	6,742,930
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	362,069	8,222,605
Carnival PLC	528,746	31,801,431
Compass Group PLC	2,356,191	50,661,931
Crown Ltd.	79,788	814,506
Galaxy Entertainment Group Ltd.	1,097,000	8,120,491
Genting Singapore Ltd.	391,100	304,890
Greggs PLC	144,455	1,990,772
Huazhu Group Ltd. ADR	79,596	2,739,694
InterContinental Hotel Group PLC	54,540	3,362,184
Kindred Group PLC (depositary receipt)	216,583	2,661,950
Paddy Power Betfair PLC	64,872	5,899,847
Sands China Ltd.	97,200	474,312
The Star Entertainment Group Ltd.	209,099	810,232
TUI AG	235,661	4,345,239
TUI AG (GB)	238,387	4,394,788
Whitbread PLC	17,008	1,013,419
Yum China Holdings, Inc.	269,358	10,418,767
		138,037,058
Household Durables - 0.2%
Barratt Developments PLC	523,700	3,679,914
Panasonic Corp.	245,400	2,923,336
Persimmon PLC	139,100	4,387,580
Resurs Holding AB (b)	50,425	368,325
Sony Corp.	304,600	17,320,361
Techtronic Industries Co. Ltd.	1,840,500	11,255,805
		39,935,321
Internet & Direct Marketing Retail - 0.1%
Ctrip.com International Ltd. ADR (a)	103,969	4,070,386
MakeMyTrip Ltd. (a)(c)	75,420	2,387,043
Start Today Co. Ltd.	111,400	3,839,996
		10,297,425
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	46,800	1,815,390
Sega Sammy Holdings, Inc.	310,600	5,009,407
Technogym SpA (b)	135,529	1,349,765
		8,174,562
Media - 0.3%
Informa PLC	414,969	4,101,610
Mediaset Espana Comunicacion SA	528,100	3,860,624
Pearson PLC sponsored ADR	49,566	586,366
Publicis Groupe SA	112,800	7,240,573
Telenet Group Holding NV	4,632	253,238
Vivendi SA	669,685	17,373,479
WPP PLC	653,988	10,846,170
		44,262,060
Multiline Retail - 0.0%
Debenhams PLC (c)	913,233	155,217
Dollarama, Inc.	136,768	5,172,031
Harvey Norman Holdings Ltd. (c)	196,010	507,282
Isetan Mitsukoshi Holdings Ltd.	25,500	288,255
		6,122,785
Specialty Retail - 0.3%
Dufry AG (c)	50,600	6,259,417
Esprit Holdings Ltd. (a)	5,499,400	1,303,250
Hikari Tsushin, Inc.	1,700	321,456
Hotel Shilla Co.	20,090	1,945,309
Inditex SA	18,823	568,805
Kingfisher PLC	518,636	1,843,746
Mr Price Group Ltd.	164,069	2,515,911
Nitori Holdings Co. Ltd.	21,400	3,249,194
Super Retail Group Ltd.	70,310	472,604
USS Co. Ltd.	943,000	17,780,443
Via Varejo SA unit	230,600	956,799
WH Smith PLC	152,420	4,078,565
		41,295,499
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	17,879	4,459,830
Burberry Group PLC	73,064	2,118,025
Compagnie Financiere Richemont SA Series A	511,986	45,208,894
Descente Ltd.	10,600	208,356
ECLAT Textile Co. Ltd.	133,000	1,617,720
Gildan Activewear, Inc. (c)	416,707	12,280,882
Hermes International SCA	7,432	4,832,674
Hugo Boss AG	28,176	2,250,778
Kering SA	31,765	17,255,733
Li Ning Co. Ltd. (a)	1,909,500	2,014,418
lululemon athletica, Inc. (a)	51,014	7,903,599
Luxottica Group SpA	36,858	2,443,761
LVMH Moet Hennessy - Louis Vuitton SA	79,405	27,835,533
Moncler SpA	62,991	2,848,631
Puma AG	4,930	2,701,019
Seiko Holdings Corp.	35,900	1,004,851
Shenzhou International Group Holdings Ltd.	306,000	4,015,671
Swatch Group AG (Bearer) (Reg.)	24,044	1,948,575
Titan Co. Ltd.	146,614	1,841,631
		144,790,581

TOTAL CONSUMER DISCRETIONARY		507,611,266

CONSUMER STAPLES - 5.2%
Beverages - 1.1%
Asahi Group Holdings	255,500	11,541,306
Coca-Cola Amatil Ltd.	165,401	1,116,535
Coca-Cola HBC AG	48,587	1,661,692
Diageo PLC	1,593,745	55,740,461
Diageo PLC sponsored ADR	46,054	6,420,388
Fever-Tree Drinks PLC	67,302	3,248,454
Heineken Holding NV	135,896	12,950,559
Heineken NV (Bearer)	271,454	26,826,782
ITO EN Ltd.	424,300	18,635,442
Pernod Ricard SA	256,152	40,436,667
Royal Unibrew A/S	28,349	2,443,270
Takara Holdings, Inc.	19,700	195,387
Treasury Wine Estates Ltd.	122,279	1,711,537
		182,928,480
Food & Staples Retailing - 0.4%
Bidcorp Ltd.	79,266	1,691,529
Carrefour SA	112,655	2,009,847
Kesko Oyj	22,170	1,291,838
Koninklijke Ahold Delhaize NV	33,052	804,133
Kusuri No Aoki Holdings Co. Ltd.	2,500	182,477
Matsumotokiyoshi Holdings Co. Ltd.	19,800	748,447
Metcash Ltd.	297,973	591,227
Seven & i Holdings Co. Ltd.	320,100	13,036,203
Sundrug Co. Ltd.	312,000	11,204,032
Tesco PLC	5,753,590	18,386,347
Wesfarmers Ltd.	114,405	4,231,544
WM Morrison Supermarkets PLC	589,918	2,013,334
Woolworths Group Ltd.	306,028	6,226,100
		62,417,058
Food Products - 1.5%
Aryzta AG (c)	502,040	4,705,217
Associated British Foods PLC	42,817	1,270,626
Barry Callebaut AG	717	1,278,283
Britannia Industries Ltd.	34,042	3,229,807
China Mengniu Dairy Co. Ltd.	1,789,000	5,162,714
Danone SA	601,622	47,377,673
Kerry Group PLC Class A	212,602	24,245,916
Kikkoman Corp.	19,200	962,506
Lindt & Spruengli AG (participation certificate)	213	1,585,551
M. Dias Branco SA	174,300	1,810,570
Marine Harvest ASA (c)	216,100	4,667,996
Nestle SA (Reg. S)	1,522,639	127,638,477
Nissin Food Holdings Co. Ltd.	69,700	4,447,601
Toyo Suisan Kaisha Ltd.	445,700	16,426,438
WH Group Ltd. (b)	331,000	249,660
Yakult Honsha Co. Ltd.	18,700	1,329,583
		246,388,618
Household Products - 0.6%
Colgate-Palmolive Co.	502,528	33,372,884
PZ Cussons PLC Class L	42,283	131,563
Reckitt Benckiser Group PLC	688,410	58,640,284
Unicharm Corp.	143,600	4,694,044
		96,838,775
Personal Products - 0.9%
Beiersdorf AG	17,971	2,092,242
Fancl Corp.	42,700	2,194,375
Kao Corp.	544,500	42,267,235
Kobayashi Pharmaceutical Co. Ltd.	255,500	18,350,194
Kose Corp.	55,400	10,221,402
L'Oreal SA	183,295	43,977,424
Milbon Co. Ltd.	17,500	795,383
Noevir Holdings Co. Ltd.	5,200	304,671
Pola Orbis Holdings, Inc.	78,900	2,783,620
Shiseido Co. Ltd.	176,800	12,449,673
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	105,971	6,093,479
(NY Reg.)	64,339	3,698,206
Unilever PLC	134,900	7,687,246
		152,915,150
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	1,449,616	70,099,494
Imperial Tobacco Group PLC	417,903	14,866,727
Japan Tobacco, Inc.	799,300	21,020,202
Swedish Match Co. AB	69,743	3,728,463
		109,714,886

TOTAL CONSUMER STAPLES		851,202,967

ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Core Laboratories NV (c)	80,620	9,235,021
TechnipFMC PLC	345,600	10,585,728
Tenaris SA	379,115	6,361,848
TGS Nopec Geophysical Co. ASA	93,481	3,550,342
		29,732,939
Oil, Gas & Consumable Fuels - 2.4%
Aker Bp ASA	21,801	772,094
BP PLC	9,090,551	64,735,307
BP PLC sponsored ADR	256,778	11,010,641
Cairn Energy PLC (a)	2,225,152	6,894,668
Caltex Australia Ltd.	371,319	8,064,295
CNOOC Ltd. sponsored ADR	9,800	1,741,558
Cosmo Energy Holdings Co. Ltd.	6,500	239,560
Enbridge, Inc.	241,704	8,243,866
Encana Corp.	2,273,818	30,108,487
Eni SpA	1,937,810	35,959,973
Eni SpA sponsored ADR	5,530	205,440
Equinor ASA	222,098	5,696,688
Equinor ASA sponsored ADR	550	14,174
Galp Energia SGPS SA Class B	524,809	10,642,236
Gazprom OAO sponsored ADR (Reg. S)	821,429	3,622,502
Idemitsu Kosan Co. Ltd.	9,100	459,464
INPEX Corp.	180,800	1,977,068
Japan Petroleum Exploration Co. Ltd.	7,800	166,095
JX Holdings, Inc.	2,828,600	19,918,069
Lundin Petroleum AB	65,844	2,287,402
Neste Oyj	86,971	7,551,179
Oil Search Ltd. ADR	1,316,252	8,478,432
Origin Energy Ltd. (a)	210,650	1,203,918
Petroleo Brasileiro SA - Petrobras (ON)	745,500	4,041,305
Repsol SA	371,479	7,142,733
Rosneft Oil Co. OJSC GDR (Reg. S)	3,852	24,545
Royal Dutch Shell PLC:
Class A	656,711	21,358,463
Class A sponsored ADR	117,035	7,634,193
Class B sponsored ADR (c)	119,056	8,021,993
Class B (United Kingdom)	1,179,280	39,036,424
Santos Ltd. (a)	41,076	200,210
Showa Shell Sekiyu K.K.	68,900	1,389,658
SK Energy Co. Ltd.	24,051	4,161,744
Snam Rete Gas SpA	655,389	2,689,986
Suncor Energy, Inc.	405,892	16,708,443
Total SA	587,309	36,828,884
Total SA sponsored ADR	74,000	4,642,760
Woodside Petroleum Ltd.	135,551	3,592,894
		387,467,351

TOTAL ENERGY		417,200,290

FINANCIALS - 6.8%
Banks - 3.1%
AIB Group PLC	2,020,524	11,360,746
Akbank T.A.S.	3,633,883	3,187,714
Bankinter SA	642,824	5,718,555
Barclays PLC	22,164,620	50,772,970
Barclays PLC sponsored ADR (c)	86,413	808,826
BNP Paribas SA	828,828	48,661,101
BOC Hong Kong (Holdings) Ltd.	23,500	114,674
CaixaBank SA	3,554,061	15,842,576
Canadian Imperial Bank of Commerce	39,925	3,741,630
Chiba Bank Ltd.	674,500	4,431,509
Concordia Financial Group Ltd.	34,700	166,458
Credicorp Ltd. (United States)	24,819	5,411,038
Danske Bank A/S	69,202	2,036,018
DBS Group Holdings Ltd.	705,200	12,819,016
DNB ASA	343,479	6,995,607
Erste Group Bank AG	333,543	13,267,975
Erste Group Bank AG ADR	3,744	74,861
FinecoBank SpA	400,171	4,768,077
HDFC Bank Ltd.	553,351	16,150,965
HSBC Holdings PLC (United Kingdom)	1,323,600	11,520,569
IndusInd Bank Ltd.	128,455	3,449,226
ING Groep NV (Certificaten Van Aandelen)	1,115,429	15,151,747
Intesa Sanpaolo SpA	7,611,424	18,790,723
Jyske Bank A/S (Reg.)	197,658	10,027,246
KBC Groep NV	451,827	32,096,841
Lloyds Banking Group PLC	23,082,127	17,780,640
Mebuki Financial Group, Inc.	1,115,100	3,954,184
Mediobanca SpA	650,600	6,053,555
Metro Bank PLC (a)(c)	32,569	1,175,518
Mitsubishi UFJ Financial Group, Inc.	3,850,800	23,276,873
North Pacific Bank Ltd.	993,000	3,351,409
PT Bank Central Asia Tbk	5,682,800	9,567,783
Resona Holdings, Inc.	1,738,600	9,856,396
Sberbank of Russia sponsored ADR	171,329	1,859,776
Shinsei Bank Ltd.	177,200	2,720,756
Shizuoka Bank Ltd.	145,500	1,285,942
Sumitomo Mitsui Financial Group, Inc.	879,500	34,576,188
Sumitomo Mitsui Trust Holdings, Inc.	68,500	2,748,555
Svenska Handelsbanken AB (A Shares)	1,342,459	16,278,180
Sydbank A/S	111,500	3,263,991
The Hachijuni Bank Ltd.	662,200	2,956,090
The Toronto-Dominion Bank	310,540	18,715,687
Turkiye Garanti Bankasi A/S	262,725	238,070
Turkiye Is Bankasi A/S Series C	1,670,901	1,015,335
UniCredit SpA	3,126,666	45,126,437
Westpac Banking Corp.	94,668	1,944,285
Yapi ve Kredi Bankasi A/S (a)	272,103	69,619
Yes Bank Ltd.	828,335	4,007,226
		509,189,163
Capital Markets - 1.1%
3i Group PLC	951,647	11,059,449
ASX Ltd.	63,774	3,101,100
Azimut Holding SpA (c)	301,255	4,787,143
Banca Generali SpA	130,198	3,197,854
Close Brothers Group PLC	68,799	1,423,544
Daiwa Securities Group, Inc.	2,254,500	13,521,724
Deutsche Borse AG	82,691	11,411,271
Euronext NV (b)	22,029	1,447,271
Hargreaves Lansdown PLC	58,209	1,660,231
IG Group Holdings PLC	405,054	4,747,196
Intermediate Capital Group PLC	262,640	3,571,841
Julius Baer Group Ltd.	358,464	19,020,600
London Stock Exchange Group PLC	143,494	8,602,157
Macquarie Group Ltd.	84,800	7,888,576
Matsui Securities Co. Ltd.	107,300	1,134,709
Partners Group Holding AG	15,841	12,437,453
Platinum Asset Management Ltd. (c)	125,457	487,934
Thomson Reuters Corp. (c)	267,362	11,890,951
TMX Group Ltd.	154,272	10,343,908
UBS Group AG	3,294,498	51,444,134
		183,179,046
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	612,300	12,536,968
Afterpay Touch Group Ltd. (a)	20,477	266,890
Hitachi Capital Corp.	16,100	447,745
		13,251,603
Diversified Financial Services - 0.4%
Cerved Information Solutions SpA	285,562	2,976,566
Challenger Ltd.	293,700	2,286,656
EXOR NV	48,400	3,144,973
First Pacific Co. Ltd.	4,012,000	1,826,244
Groupe Bruxelles Lambert SA	78,700	8,258,133
Industrivarden AB:
(A Shares)	18,212	399,881
(C Shares)	38,358	819,367
Investor AB:
(A Shares)	28,185	1,272,850
(B Shares)	131,000	5,911,735
KBC Ancora	15,228	769,255
Kinnevik AB (B Shares)	46,916	1,541,097
Nishi-Nippon Financial Holdings, Inc.	43,500	505,432
ORIX Corp.	1,009,700	16,239,167
RMB Holdings Ltd.	496,147	2,846,219
Standard Life PLC	1,706,100	7,009,427
Zenkoku Hosho Co. Ltd.	46,700	1,891,369
		57,698,371
Insurance - 2.1%
AEGON NV	427,661	2,564,441
AEGON NV:
rights (a)(c)(d)	427,661	69,497
(NY Reg.) (c)	564,658	3,359,715
AIA Group Ltd.	4,834,600	41,701,216
Allianz SE	76,684	16,344,569
Aon PLC	102,513	14,921,792
Assicurazioni Generali SpA	189,012	3,147,231
Aviva PLC	6,305,427	39,670,050
AXA SA	343,057	8,645,308
Beazley PLC	350,913	2,704,625
Dai-ichi Mutual Life Insurance Co.	229,600	4,374,613
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,435	13,415,096
Hiscox Ltd.	1,340,064	29,273,943
Insurance Australia Group Ltd.	222,082	1,232,535
Jardine Lloyd Thompson Group PLC	376,006	7,039,110
Manulife Financial Corp.	748,600	13,698,520
MS&AD Insurance Group Holdings, Inc.	558,300	17,159,522
NKSJ Holdings, Inc.	618,700	26,416,279
NN Group NV	157,376	6,746,158
NN Group NV rights (a)(c)(d)	157,376	120,565
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	995,000	9,583,946
Prudential PLC	1,598,559	35,943,127
Societa Cattolica Di Assicurazioni SCRL	75,279	610,787
Sony Financial Holdings, Inc.	58,400	1,164,216
Suncorp Group Ltd.	244,706	2,724,988
Swiss Re Ltd.	78,636	7,071,358
Talanx AG	124,200	4,688,251
Tokio Marine Holdings, Inc.	190,700	8,988,353
Unipol Gruppo SpA	156,166	644,414
Unipolsai SpA	592,740	1,324,444
Vienna Insurance Group AG	6,717	183,068
Zurich Insurance Group AG	61,341	18,682,345
		344,214,082
Thrifts & Mortgage Finance - 0.0%
Genworth Mortgage Insurance Ltd.	216,545	410,980

TOTAL FINANCIALS		1,107,943,245

HEALTH CARE - 5.0%
Biotechnology - 0.2%
3SBio, Inc. (b)	863,500	1,648,062
Abcam PLC	99,970	1,964,829
CSL Ltd.	155,331	25,383,129
Grifols SA ADR	26,171	569,219
HUGEL, Inc. (a)	2,705	1,039,452
Swedish Orphan Biovitrum AB (a)	122,547	3,904,823
Wuxi Biologics (Cayman), Inc. (a)	246,500	2,433,986
		36,943,500
Health Care Equipment & Supplies - 1.2%
Ambu A/S Series B	43,644	1,635,070
Ansell Ltd.	51,143	922,844
ASAHI INTECC Co. Ltd.	99,600	3,796,292
Carl Zeiss Meditec AG	52,550	4,654,103
Cochlear Ltd.	6,869	1,065,697
Coloplast A/S Series B	83,609	8,949,087
Dentsply Sirona, Inc.	187,437	7,482,485
DiaSorin S.p.A.	18,796	2,046,477
Elekta AB (B Shares)	56,124	733,681
Essilor International SA	122,407	17,661,032
Hoya Corp.	127,700	7,467,077
Koninklijke Philips Electronics NV	1,012,125	45,223,927
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	79,280	3,538,266
Mani, Inc.	16,100	703,497
Nihon Kohden Corp.	466,300	13,639,411
Olympus Corp.	22,400	912,249
Smith & Nephew PLC	233,472	4,120,301
Smith & Nephew PLC sponsored ADR	64,234	2,301,504
Sonova Holding AG Class B	13,079	2,481,535
Straumann Holding AG	12,998	10,359,510
Sysmex Corp.	1,500	130,141
Terumo Corp.	796,800	43,959,896
Ypsomed Holding AG (c)	3,149	480,838
		184,264,920
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG & Co. KGaA	22,392	2,266,311
NMC Health PLC	38,442	1,955,648
Orpea	25,483	3,445,999
Sonic Healthcare Ltd.	543,052	10,224,578
Suzuken Co. Ltd.	7,100	322,698
		18,215,234
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	11,165	6,303,634
ICON PLC (a)	40,892	6,093,726
Lonza Group AG	49,305	15,866,112
QIAGEN NV (a)	150,473	5,863,933
QIAGEN NV (Germany) (a)	32,591	1,261,631
		35,389,036
Pharmaceuticals - 3.3%
Allergan PLC	70,500	13,515,555
Astellas Pharma, Inc.	1,069,200	18,126,805
AstraZeneca PLC:
(United Kingdom)	605,477	45,697,658
sponsored ADR	123,209	4,723,833
Bayer AG	513,388	47,911,623
CSPC Pharmaceutical Group Ltd.	1,700,000	4,288,581
Daiichi Sankyo Kabushiki Kaisha	75,800	2,959,413
Dechra Pharmaceuticals PLC	85,287	3,449,794
Eisai Co. Ltd.	22,600	2,046,224
GlaxoSmithKline PLC	901,741	18,262,858
GlaxoSmithKline PLC sponsored ADR	130,800	5,297,400
Ipsen SA	21,868	3,887,450
Merck KGaA	100,300	10,533,973
Mitsubishi Tanabe Pharma Corp.	17,900	298,521
Novartis AG	797,582	66,169,146
Novartis AG sponsored ADR	120,921	10,037,652
Novo Nordisk A/S:
Series B	815,971	40,167,136
Series B sponsored ADR	94,408	4,642,041
Ono Pharmaceutical Co. Ltd.	105,900	2,783,080
Otsuka Holdings Co. Ltd.	47,800	2,241,795
Recordati SpA	92,499	3,239,299
Roche Holding AG:
(participation certificate)	393,053	97,458,933
sponsored ADR	168,921	5,229,794
Rohto Pharmaceutical Co. Ltd.	461,500	14,745,072
Sanofi SA	251,282	21,578,432
Santen Pharmaceutical Co. Ltd.	2,187,800	33,709,960
Shionogi & Co. Ltd.	87,800	5,101,582
Takeda Pharmaceutical Co. Ltd.	1,124,500	46,848,021
Towa Pharmaceutical Co. Ltd.	9,600	668,743
UCB SA	39,660	3,625,744
		539,246,118

TOTAL HEALTH CARE		814,058,808

INDUSTRIALS - 7.2%
Aerospace & Defense - 0.6%
Airbus Group NV	153,300	18,923,466
BAE Systems PLC	863,078	6,791,545
Cobham PLC (a)	12,165,280	19,619,967
Leonardo SpA	159,766	1,789,577
Meggitt PLC	228,972	1,597,651
MTU Aero Engines Holdings AG	51,333	11,255,565
QinetiQ Group PLC	234,119	822,549
Rolls-Royce Holdings PLC	1,775,420	23,132,520
Safran SA	42,888	5,590,546
Senior Engineering Group PLC	325,958	1,344,676
Thales SA	78,616	11,073,615
		101,941,677
Air Freight & Logistics - 0.1%
Deutsche Post AG	337,716	12,281,816
Yamato Holdings Co. Ltd.	314,500	9,352,066
		21,633,882
Airlines - 0.4%
Deutsche Lufthansa AG	88,456	2,309,168
InterGlobe Aviation Ltd. (b)	72,666	950,578
International Consolidated Airlines Group SA CDI	166,956	1,495,237
Japan Airlines Co. Ltd.	1,099,400	39,628,269
Qantas Airways Ltd.	2,211,409	10,222,298
Ryanair Holdings PLC sponsored ADR (a)	122,588	12,488,040
		67,093,590
Building Products - 0.4%
Agc, Inc.	28,600	1,145,441
Belimo Holding AG (Reg.)	230	1,171,060
Compagnie de St. Gobain	63,422	2,734,684
Daikin Industries Ltd.	277,500	35,358,662
Geberit AG (Reg.)	12,221	5,557,923
Kingspan Group PLC (Ireland)	92,643	4,501,430
Nichias Corp.	125,000	1,625,641
Toto Ltd.	313,100	13,244,262
		65,339,103
Commercial Services & Supplies - 0.4%
Brambles Ltd.	3,516,768	27,734,404
Edenred SA	31,180	1,188,189
Pilot Corp.	4,600	262,065
Rentokil Initial PLC	2,119,072	8,928,630
Ritchie Brothers Auctioneers, Inc. (c)	182,049	6,940,182
Secom Co. Ltd.	238,000	19,588,786
Sohgo Security Services Co., Ltd.	127,500	5,611,331
		70,253,587
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	101,364	4,221,578
Balfour Beatty PLC	4,422,824	16,611,312
Taisei Corp.	79,100	3,538,178
VINCI SA	130,569	12,476,469
		36,847,537
Electrical Equipment - 1.2%
ABB Ltd. (Reg.)	2,424,242	57,094,913
Legrand SA	519,119	39,106,623
Melrose Industries PLC	4,657,490	13,459,154
Nidec Corp.	22,800	3,304,779
Prysmian SpA	231,524	5,971,436
Schneider Electric SA	770,194	62,589,755
Siemens Gamesa Renewable Energy SA (a)(c)	526,800	7,860,615
		189,387,275
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	79,266	1,165,121
CK Hutchison Holdings Ltd.	1,148,500	13,235,461
DCC PLC (United Kingdom)	86,700	7,817,574
Nolato AB Series B	20,057	1,416,797
Siemens AG	173,709	22,548,109
Toshiba Corp. (a)	4,551,900	13,601,213
		59,784,275
Machinery - 1.4%
Alfa Laval AB	228,926	6,135,467
Atlas Copco AB (A Shares)	300,909	8,577,987
Epiroc AB Class A (a)	484,580	5,033,827
Fanuc Corp.	75,200	14,745,572
GEA Group AG	671,637	25,516,395
Hino Motors Ltd.	105,300	1,108,820
HIWIN Technologies Corp.	159,650	1,442,087
HIWIN Technologies Corp. rights 8/31/18 (a)	5,311	4,676
Hoshizaki Corp.	101,800	9,656,845
IHI Corp.	24,100	841,580
IMI PLC	1,314,027	20,579,129
Interpump Group SpA	56,131	1,766,978
KION Group AG	29,383	2,006,134
Komatsu Ltd.	80,500	2,282,392
Kubota Corp.	982,000	15,347,340
Misumi Group, Inc.	477,500	12,308,163
Mitsubishi Heavy Industries Ltd.	92,140	3,421,561
Nordson Corp.	110,531	15,366,020
NORMA Group AG	20,753	1,375,484
Rotork PLC	697,319	3,055,653
Schindler Holding AG (participation certificate)	82,665	19,718,492
SMC Corp.	29,800	9,915,453
Spirax-Sarco Engineering PLC	324,369	29,983,660
The Weir Group PLC	127,021	3,086,859
Wartsila Corp.	217,394	4,590,066
WashTec AG	8,874	861,121
		218,727,761
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	7,350	11,390,968
Professional Services - 0.9%
51job, Inc. sponsored ADR (a)	22,292	1,723,395
Adecco SA (Reg.)	23,962	1,468,005
Experian PLC	1,164,606	28,989,186
Hays PLC	909,584	2,398,554
Intertek Group PLC	312,193	20,779,486
Nihon M&A Center, Inc.	102,200	2,675,725
Pagegroup PLC	106,083	838,253
Randstad NV	18,313	1,147,018
Recruit Holdings Co. Ltd.	57,600	1,755,838
RELX NV	1,473,894	32,685,010
RELX NV ADR	10,000	222,400
RELX PLC	98,136	2,175,606
SEEK Ltd.	61,521	990,695
SGS SA (Reg.)	9,837	25,910,612
SR Teleperformance SA	25,197	4,840,448
TechnoPro Holdings, Inc.	70,500	4,397,129
Wolters Kluwer NV	298,641	18,926,956
		151,924,316
Road & Rail - 0.7%
Canadian National Railway Co.	88,751	7,893,058
Canadian Pacific Railway Ltd.	117,368	24,686,852
Central Japan Railway Co.	30,600	6,145,612
DSV de Sammensluttede Vognmaend A/S	162,166	15,195,961
East Japan Railway Co.	426,000	38,551,256
Globaltrans Investment PLC GDR (Reg. S)	103,809	1,141,899
Hankyu Hanshin Holdings, Inc.	8,300	296,188
Keio Corp.	26,200	1,299,271
Keisei Electric Railway Co.	61,300	2,057,862
Sankyu, Inc.	37,680	2,000,828
Tobu Railway Co. Ltd.	18,900	527,315
Tokyu Corp.	178,000	2,934,893
West Japan Railway Co.	45,900	3,080,104
		105,811,099
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	30,430	1,733,597
Ashtead Group PLC	414,129	12,681,520
Brenntag AG	187,410	11,298,828
Bunzl PLC	122,266	3,801,112
Finning International, Inc.	59,748	1,388,626
Marubeni Corp.	110,600	907,416
Mitsubishi Corp.	217,700	6,213,002
Mitsui & Co. Ltd.	238,400	3,974,764
MonotaRO Co. Ltd.	26,000	1,476,555
Rexel SA	206,600	3,249,438
Sumitomo Corp.	100,600	1,632,905
Toyota Tsusho Corp.	49,800	1,698,695
		50,056,458
Transportation Infrastructure - 0.1%
Aena Sme SA	39,431	6,979,854
Aeroports de Paris	8,091	1,777,835
China Merchants Holdings International Co. Ltd.	3,778,582	7,712,423
Malaysia Airports Holdings Bhd	2,367,500	5,386,574
		21,856,686

TOTAL INDUSTRIALS		1,172,048,214

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.1%
Nokia Corp.	543,319	3,032,437
Telefonaktiebolaget LM Ericsson:
(B Shares)	957,536	8,079,503
(B Shares) sponsored ADR	291,602	2,452,373
		13,564,313
Electronic Equipment & Components - 1.0%
China High Precision Automation Group Ltd. (a)(e)	1,073,000	1
Electrocomponents PLC	220,656	2,122,063
Flextronics International Ltd. (a)	450,600	6,213,774
Halma PLC	1,154,871	21,440,370
Hamamatsu Photonics K.K.	2,200	88,507
Hexagon AB (B Shares)	252,361	14,989,639
Hirose Electric Co. Ltd.	117,290	13,955,304
Hitachi Ltd.	3,704,900	24,191,386
Horiba Ltd.	7,100	439,636
Keyence Corp.	34,500	19,527,540
Kyocera Corp.	47,400	2,990,496
Lotes Co. Ltd.	118,000	904,259
OMRON Corp.	328,900	14,726,645
Renishaw PLC	54,870	3,884,037
Samsung SDI Co. Ltd.	19,474	4,120,521
Shimadzu Corp.	254,500	7,547,273
Spectris PLC	356,725	10,886,688
Topcon Corp.	124,600	2,175,538
Yokogawa Electric Corp.	398,100	8,165,511
		158,369,188
Internet Software & Services - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	111,047	19,434,335
Baidu.com, Inc. sponsored ADR (a)	171,293	38,794,439
Baozun, Inc. sponsored ADR (a)(c)	37,100	1,980,769
Carsales.com Ltd.	43,424	483,871
Just Eat Holding Ltd. (a)	714,623	7,102,342
Kakaku.com, Inc.	42,500	785,663
NAVER Corp.	12,664	8,538,345
realestate.com.au Ltd.	13,657	894,716
Rightmove PLC	267,720	1,707,835
Scout24 AG (b)	88,811	4,593,573
Shopify, Inc. Class A (a)(c)	53,102	7,725,629
Tencent Holdings Ltd.	329,800	14,177,169
Weibo Corp. sponsored ADR (a)(c)	35,815	2,748,443
Wix.com Ltd. (a)	28,240	3,137,464
Yandex NV Series A (a)	63,595	2,043,307
		114,147,900
IT Services - 1.3%
Amadeus IT Holding SA Class A	901,398	83,620,115
Bechtle AG	7,258	755,276
Capgemini SA	80,307	10,323,711
Cognizant Technology Solutions Corp. Class A	215,078	16,868,568
Computershare Ltd.	116,459	1,609,144
EPAM Systems, Inc. (a)	82,043	11,726,406
Fujitsu Ltd.	340,000	2,488,111
Hexaware Technologies Ltd.	226,215	1,397,974
IT Holdings Corp.	75,600	3,646,980
MasterCard, Inc. Class A	41,295	8,901,550
Nomura Research Institute Ltd.	648,500	32,276,168
NS Solutions Corp.	13,900	449,739
NTT Data Corp.	174,200	2,238,841
OBIC Co. Ltd.	183,100	17,204,248
Wirecard AG	79,116	17,567,825
		211,074,656
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	224,734	22,214,956
ASML Holding NV (Netherlands)	73,243	14,976,377
Infineon Technologies AG	1,327,893	33,767,136
Mellanox Technologies Ltd. (a)	71,144	5,919,181
NVIDIA Corp.	24,307	6,822,489
NXP Semiconductors NV (a)	12,000	1,117,680
Screen Holdings Co. Ltd.	11,300	855,306
Shinko Electric Industries Co. Ltd.	36,000	339,231
Silicon Motion Technology Corp. sponsored ADR	79,300	4,670,770
Siltronic AG	12,585	1,823,083
STMicroelectronics NV (NY Shares) unit (c)	120,800	2,499,352
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,892,684	82,521,022
Texas Instruments, Inc.	163,191	18,342,668
Tokyo Electron Ltd.	12,200	2,077,048
		197,946,299
Software - 1.5%
Altium Ltd.	11,031	222,283
ANSYS, Inc. (a)	133,071	24,748,545
Aveva Group PLC	78,840	2,902,824
Broadleaf Co. Ltd.	50,000	326,253
Cadence Design Systems, Inc. (a)	819,599	38,553,937
Check Point Software Technologies Ltd. (a)	197,240	22,917,316
Dassault Systemes SA	265,921	43,090,025
Descartes Systems Group, Inc. (Canada) (a)	53,693	1,874,523
Micro Focus International PLC	899,789	15,275,599
NICE Systems Ltd. (a)	1,881	216,641
NICE Systems Ltd. sponsored ADR (a)	16,994	1,964,336
Nintendo Co. Ltd.	23,300	8,386,840
Oracle Corp. Japan	2,500	209,927
Sage Group PLC	126,839	979,078
SAP SE	586,972	70,464,740
Square Enix Holdings Co. Ltd.	158,300	7,223,301
Temenos Group AG	8,935	1,613,232
Trend Micro, Inc.	28,800	1,814,418
Ubisoft Entertainment SA (a)	87,083	9,366,220
WiseTech Global Ltd.	24,193	371,501
		252,521,539
Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	101,200	2,078,466
Canon, Inc.	124,700	4,001,202
Fujifilm Holdings Corp.	142,300	6,018,069
Konica Minolta, Inc.	313,300	3,189,113
Logitech International SA (Reg.)	161,575	7,974,979
NEC Corp.	85,400	2,359,626
Ricoh Co. Ltd.	147,400	1,545,504
Samsung Electronics Co. Ltd.	1,212,104	52,652,452
		79,819,411

TOTAL INFORMATION TECHNOLOGY		1,027,443,306

MATERIALS - 3.4%
Chemicals - 2.7%
Akzo Nobel NV	657,741	61,474,835
Arkema SA	150,587	18,860,258
Asahi Kasei Corp.	238,700	3,501,764
BASF AG	503,268	46,504,751
Covestro AG (b)	57,707	4,915,242
Croda International PLC	396,846	26,239,041
Denki Kagaku Kogyo KK	176,360	6,039,509
Evonik Industries AG	94,220	3,511,738
Frutarom Industries Ltd.	4,507	460,077
Givaudan SA	27,649	67,264,733
Johnson Matthey PLC	53,082	2,405,883
Kaneka Corp.	35,000	319,728
Kansai Paint Co. Ltd.	212,900	4,209,714
Koninklijke DSM NV (c)	29,268	3,070,464
Kuraray Co. Ltd.	476,900	6,918,934
Lanxess AG	95,700	7,518,150
Linde AG	344,021	78,347,050
Mitsubishi Chemical Holdings Corp.	136,500	1,223,598
Mitsubishi Gas Chemical Co., Inc.	12,000	249,699
Nissan Chemical Corp.	24,800	1,182,972
Nitto Denko Corp.	115,300	8,953,365
Orica Ltd.	14,078	178,023
Pidilite Industries Ltd. (a)	103,831	1,708,923
Sanyo Chemical Industries Ltd.	11,400	554,046
Shin-Etsu Chemical Co. Ltd.	57,200	5,366,844
Sika AG	132,075	19,581,303
Sumitomo Chemical Co. Ltd.	236,000	1,340,257
Symrise AG	438,578	40,960,530
Synthomer PLC	215,050	1,580,805
Taiyo Nippon Sanso Corp.	79,700	1,173,515
Victrex PLC	94,304	3,873,210
Wacker Chemie AG (c)	21,176	3,054,070
		432,543,031
Construction Materials - 0.1%
Anhui Conch Cement Co. Ltd. (H Shares)	1,138,000	6,930,581
HeidelbergCement Finance AG	160,500	12,776,480
James Hardie Industries PLC CDI	49,647	755,583
		20,462,644
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	443,630	18,115,713
Toyo Seikan Group Holdings Ltd.	32,400	613,533
		18,729,246
Metals & Mining - 0.4%
ArcelorMittal SA (Netherlands)	381,400	11,483,899
BHP Billiton Ltd.	123,766	2,973,154
BHP Billiton Ltd. sponsored ADR (c)	88,699	4,261,100
BHP Billiton PLC	502,332	10,747,173
BHP Billiton PLC ADR (c)	212,653	9,105,801
BlueScope Steel Ltd.	41,777	519,880
Boliden AB	186,623	4,885,381
Glencore Xstrata PLC	862,000	3,504,046
JFE Holdings, Inc.	77,700	1,700,365
Rio Tinto PLC	369,404	17,543,885
South32 Ltd.	343,989	860,582
		67,585,266
Paper & Forest Products - 0.1%
Oji Holdings Corp.	92,000	630,114
Portucel Industrial Empresa Produtora de Celulosa SA	168,877	843,687
Stora Enso Oyj (R Shares)	46,143	858,842
Suzano Papel e Celulose SA	141,500	1,643,555
UPM-Kymmene Corp.	67,145	2,587,560
		6,563,758

TOTAL MATERIALS		545,883,945

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	171,047	2,088,922
British Land Co. PLC	1,008,000	8,306,158
Link (REIT)	433,500	4,319,121
Scentre Group unit	516,239	1,525,321
Segro PLC	622,133	5,308,806
		21,548,328
Real Estate Management & Development - 1.0%
Cheung Kong Property Holdings Ltd.	1,207,600	8,608,405
Deutsche Wohnen AG (Bearer)	724,980	36,639,804
Fabege AB	147,270	1,967,540
Grand City Properties SA	603,920	16,473,503
Hongkong Land Holdings Ltd.	131,200	907,904
Hysan Development Co. Ltd.	56,000	287,179
LEG Immobilien AG	256,417	31,296,429
Lendlease Group unit	49,865	734,524
Nexity	32,218	1,965,215
Savills PLC	185,454	1,923,455
TAG Immobilien AG	369,404	9,090,257
Vonovia SE	886,957	45,495,167
		155,389,382

TOTAL REAL ESTATE		176,937,710

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.2%
Com Hem Holding AB	308,157	5,199,327
Hellenic Telecommunications Organization SA	486,232	6,202,688
Inmarsat PLC	1,129,600	7,972,574
Nippon Telegraph & Telephone Corp.	256,700	11,420,838
Nippon Telegraph & Telephone Corp. sponsored ADR	24,984	1,109,539
Telefonica SA	386,136	3,124,101
Telefonica SA sponsored ADR (c)	26,600	215,726
		35,244,793
Wireless Telecommunication Services - 1.5%
Advanced Info Service PCL (For. Reg.)	894,300	5,519,358
China Mobile Ltd.	5,852,417	55,028,938
KDDI Corp.	3,080,200	81,439,992
NTT DOCOMO, Inc.	48,500	1,256,912
Rogers Communications, Inc. Class B (non-vtg.)	167,300	8,668,832
SK Telecom Co. Ltd.	158,676	37,286,789
SoftBank Corp.	269,200	24,924,512
Vodafone Group PLC	14,854,913	31,653,443
		245,778,776

TOTAL TELECOMMUNICATION SERVICES		281,023,569

UTILITIES - 1.0%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	127,700	1,856,713
CLP Holdings Ltd.	747,000	8,779,838
DONG Energy A/S (b)	106,369	6,724,458
Endesa SA	136,766	3,062,309
Enel SpA	2,059,184	10,180,482
Iberdrola SA	1,797,707	13,400,713
Kansai Electric Power Co., Inc.	104,500	1,497,761
Red Electrica Corporacion SA	157,754	3,306,766
Scottish & Southern Energy PLC	1,843,187	29,953,411
Tokyo Electric Power Co., Inc. (a)	414,800	1,918,884
		80,681,335
Gas Utilities - 0.1%
APA Group unit	934,150	6,715,604
China Resource Gas Group Ltd.	1,512,000	6,886,957
Gas Natural SDG SA (c)	105,466	2,831,567
Rubis	33,136	1,961,593
Tokyo Gas Co. Ltd.	64,500	1,528,472
		19,924,193
Multi-Utilities - 0.4%
AGL Energy Ltd.	53,067	792,754
E.ON AG	985,639	10,522,307
ENGIE	1,873,985	27,473,131
National Grid PLC	900,500	9,456,371
Veolia Environnement SA	591,000	12,457,819
		60,702,382
Water Utilities - 0.0%
Guangdong Investment Ltd.	5,274,400	9,354,311

TOTAL UTILITIES		170,662,221

TOTAL COMMON STOCKS
(Cost $5,558,434,513)		7,072,015,541

Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	333,042	54,445,716
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Ambev SA sponsored ADR	1,164,908	5,416,822
Household Products - 0.3%
Henkel AG & Co. KGaA	381,834	48,731,359

TOTAL CONSUMER STAPLES		54,148,181

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	34,515	327,547
sponsored ADR	334,366	3,634,558
		3,962,105
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR	478,900	9,190,091
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	81,155	4,752,424
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $107,749,253)		126,498,517

Equity Funds - 50.6%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,065	570,617
Europe Stock Funds - 0.7%
WisdomTree Europe Hedged Equity ETF (c)	1,915,480	122,245,934
Foreign Large Blend Funds - 18.5%
Artisan International Value Fund Investor Class	17,727,220	655,729,853
Dodge & Cox International Stock Fund	65	2,820
Harbor International Fund Institutional Class	1,038,481	67,231,236
Janus Henderson International Opportunities Fund	7,339,470	213,578,589
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	37,858,151	664,789,132
Oakmark International Fund Investor Class	25,214,820	651,046,655
T. Rowe Price Overseas Stock Fund I Class	68,527,324	761,338,566

TOTAL FOREIGN LARGE BLEND FUNDS		3,013,716,851

Foreign Large Growth Funds - 18.5%
American Funds EuroPacific Growth Fund Class F-1	909,058	48,261,867
Fidelity Diversified International Fund (f)	17,927,799	707,968,792
Fidelity International Discovery Fund (f)	26,302,706	1,165,735,951
Fidelity Overseas Fund (f)	9,784,992	494,631,362
JOHCM International Select Fund Class II Shares	16,675,350	389,369,414
Oppenheimer International Growth Fund Class I	4,935,451	209,263,105

TOTAL FOREIGN LARGE GROWTH FUNDS		3,015,230,491

Foreign Large Value Funds - 4.3%
iShares MSCI EAFE Value ETF (c)	7,773,695	395,642,207
Pear Tree Polaris Foreign Value Fund Institutional Shares	13,859,861	304,362,544

TOTAL FOREIGN LARGE VALUE FUNDS		700,004,751

Foreign Small Mid Blend Funds - 0.6%
iShares MSCI EAFE Small-Cap ETF	681,575	42,755,200
Victory Trivalent International Small Cap Fund Class Y	3,342,262	48,629,907

TOTAL FOREIGN SMALL MID BLEND FUNDS		91,385,107

Foreign Small Mid Growth Funds - 0.6%
Fidelity International Small Cap Opportunities Fund (f)	2,678,360	51,558,430
Oberweis International Opportunities Fund	573,914	14,577,404
T. Rowe Price International Discovery Fund	482,951	34,690,386
Wasatch International Growth Fund Investor Class	74	2,763

TOTAL FOREIGN SMALL MID GROWTH FUNDS		100,828,983

Foreign Small Mid Value Funds - 0.5%
Brandes International Small Cap Equity Fund Class A	701,012	8,545,330
Segall Bryant & Hamill International Small Cap Fund Class I	2,237,222	29,039,141
Transamerica International Small Cap Value Fund	3,524,938	48,714,643

TOTAL FOREIGN SMALL MID VALUE FUNDS		86,299,114

Sector Funds - 0.1%
SPDR Dow Jones International Real Estate ETF	305,205	11,970,140
Victory Global Natural Resources Fund Class A (a)	68	1,462

TOTAL SECTOR FUNDS		11,971,602

Small Growth Funds - 0.1%
Franklin International Small Cap Growth Fund	525,203	10,341,248
Other - 6.7%
Fidelity Advisor Japan Fund Class I (f)	3,365,731	52,303,461
Fidelity Japan Smaller Companies Fund (f)	6,077,313	109,087,777
iShares MSCI Australia ETF (c)	5,784,157	130,085,691
iShares MSCI Japan ETF	13,732,168	799,486,821
Matthews Japan Fund Investor Class	159	3,817

TOTAL OTHER		1,090,967,567

TOTAL EQUITY FUNDS
(Cost $6,187,391,615)		8,243,562,265
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.09% 9/6/18 to 11/29/18 (g)
(Cost $28,528,459)	28,633,000	28,532,831
	Shares

Money Market Funds - 5.6%
Fidelity Securities Lending Cash Central Fund 1.98% (h)(i)	156,977,149	156,992,847
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (j)	753,575,582	753,575,582
TOTAL MONEY MARKET FUNDS
(Cost $910,568,429)		910,568,429
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $12,792,672,269)		16,381,177,583
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(105,078,462)
NET ASSETS - 100%		$16,276,099,121

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,179	Sept. 2018	$134,553,375	$2,706,914	$2,706,914
ICE E-mini MSCI EAFE Index Contracts (United States)	5,117	Sept. 2018	501,158,980	(1,470,040)	(1,470,040)
TOTAL FUTURES CONTRACTS					$1,236,874

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,246,934 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,532,831.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$1,752,730
Total	$1,752,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$53,683,410	$--	$--	$--	$--	$(1,379,949)	$52,303,461
Fidelity Diversified International Fund	734,987,321	--	19,168,103	--	1,880,394	(9,730,820)	707,968,792
Fidelity International Discovery Fund	1,226,165,923	--	21,476,288	--	243,644	(39,197,328)	1,165,735,951
Fidelity International Small Cap Opportunities Fund	21,702,707	31,407,561	--	--	--	(1,551,838)	51,558,430
Fidelity Japan Smaller Companies Fund	117,656,789	--	--	--	--	(8,569,012)	109,087,777
Fidelity Overseas Fund	504,168,911	--	8,705,830	--	1,915,409	(2,747,128)	494,631,362
Fidelity SAI International Index Fund	100,977,995	97,432,620	194,261,559	--	(3,171,061)	(977,995)	--
Total	$2,759,343,056	$128,840,181	$243,611,780	$--	$868,386	$(64,154,070)	$2,581,285,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$562,056,982	$419,659,300	$142,397,682	$--
Consumer Staples	905,351,148	513,687,687	391,663,461	--
Energy	421,162,395	216,881,496	204,280,899	--
Financials	1,107,943,245	750,247,805	357,695,440	--
Health Care	814,058,808	360,227,657	453,831,151	--
Industrials	1,181,238,305	889,330,268	291,908,037	--
Information Technology	1,027,443,306	853,205,254	174,238,051	1
Materials	550,636,369	472,867,406	77,768,963	--
Real Estate	176,937,710	176,937,710	--	--
Telecommunication Services	281,023,569	89,916,982	191,106,587	--
Utilities	170,662,221	116,699,255	53,962,966	--
Equity Funds	8,243,562,265	8,243,562,265	--	--
Other Short-Term Investments and Net Other Assets	28,532,831	--	28,532,831	--
Money Market Funds	910,568,429	910,568,429	--	--
Total Investments in Securities:	$16,381,177,583	$14,013,791,514	$2,367,386,068	$1
Derivative Instruments:
Assets
Futures Contracts	$2,706,914	$2,706,914	$--	$--
Total Assets	$2,706,914	$2,706,914	$--	$--
Liabilities
Futures Contracts	$(1,470,040)	$(1,470,040)	$--	$--
Total Liabilities	$(1,470,040)	$(1,470,040)	$--	$--
Total Derivative Instruments:	$1,236,874	$1,236,874	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,763,658,419

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,706,914	$(1,470,040)
Total Equity Risk	2,706,914	(1,470,040)
Total Value of Derivatives	$2,706,914	$(1,470,040)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $151,098,113) — See accompanying schedule: Unaffiliated issuers (cost $10,873,518,569)	$13,642,898,963
Fidelity Central Funds (cost $156,992,847)	156,992,847
Other affiliated issuers (cost $1,762,160,853)	2,581,285,773
Total Investment in Securities (cost $12,792,672,269)		$16,381,177,583
Cash		1,406,453
Foreign currency held at value (cost $9,542,633)		9,539,841
Receivable for investments sold		45,141,161
Receivable for fund shares sold		5,120,733
Dividends receivable		29,660,849
Interest receivable		792,061
Distributions receivable from Fidelity Central Funds		147,143
Prepaid expenses		59,039
Other receivables		799,554
Total assets		16,473,844,417
Liabilities
Payable for investments purchased
Regular delivery	$28,701,040
Delayed delivery	188,805
Payable for fund shares redeemed	5,854,342
Accrued management fee	2,138,675
Payable for daily variation margin on futures contracts	2,957,689
Other affiliated payables	168,831
Other payables and accrued expenses	706,977
Collateral on securities loaned	157,028,937
Total liabilities		197,745,296
Net Assets		$16,276,099,121
Net Assets consist of:
Paid in capital		$12,309,701,580
Undistributed net investment income		139,875,873
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		236,554,664
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,589,967,004
Net Assets, for 1,486,043,506 shares outstanding		$16,276,099,121
Net Asset Value, offering price and redemption price per share ($16,276,099,121 ÷ 1,486,043,506 shares)		$10.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$166,788,899
Interest		4,868,069
Income from Fidelity Central Funds		1,752,730
Income before foreign taxes withheld		173,409,698
Less foreign taxes withheld		(13,808,150)
Total income		159,601,548
Expenses
Management fee	$33,835,793
Transfer agent fees	4,076,951
Accounting and security lending fees	1,046,329
Custodian fees and expenses	431,437
Independent trustees' fees and expenses	103,964
Registration fees	88,489
Audit	45,934
Legal	30,846
Miscellaneous	92,566
Total expenses before reductions	39,752,309
Expense reductions	(21,025,921)
Total expenses after reductions		18,726,388
Net investment income (loss)		140,875,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $5,729)	303,902,010
Fidelity Central Funds	(20,094)
Other affiliated issuers	868,386
Foreign currency transactions	(2,024,345)
Futures contracts	(14,888,951)
Total net realized gain (loss)		287,837,006
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $574,410)	(687,046,663)
Affiliated issuers	(64,154,070)
Assets and liabilities in foreign currencies	(417,272)
Futures contracts	10,697,657
Total change in net unrealized appreciation (depreciation)		(740,920,348)
Net gain (loss)		(453,083,342)
Net increase (decrease) in net assets resulting from operations		$(312,208,182)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,875,160	$286,557,081
Net realized gain (loss)	287,837,006	923,776,139
Change in net unrealized appreciation (depreciation)	(740,920,348)	1,981,363,958
Net increase (decrease) in net assets resulting from operations	(312,208,182)	3,191,697,178
Distributions to shareholders from net investment income	(20,974,894)	(263,492,159)
Distributions to shareholders from net realized gain	(382,042,753)	(262,028,313)
Total distributions	(403,017,647)	(525,520,472)
Share transactions
Proceeds from sales of shares	1,434,357,663	2,233,592,535
Reinvestment of distributions	401,428,222	523,550,552
Cost of shares redeemed	(2,101,017,920)	(4,308,136,370)
Net increase (decrease) in net assets resulting from share transactions	(265,232,035)	(1,550,993,283)
Total increase (decrease) in net assets	(980,457,864)	1,115,183,423
Net Assets
Beginning of period	17,256,556,985	16,141,373,562
End of period	$16,276,099,121	$17,256,556,985
Other Information
Undistributed net investment income end of period	$139,875,873	$19,975,607
Shares
Sold	128,439,343	201,062,318
Issued in reinvestment of distributions	36,394,218	45,685,039
Redeemed	(188,498,102)	(387,878,965)
Net increase (decrease)	(23,664,541)	(141,131,608)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers International Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$9.78	$8.74	$10.45	$10.77	$9.23
Income from Investment Operations
Net investment income (loss)B	.09	.19	.17	.16	.17	.18C
Net realized and unrealized gain (loss)	(.30)	1.82	1.07	(1.54)	(.10)	1.55
Total from investment operations	(.21)	2.01	1.24	(1.38)	.07	1.73
Distributions from net investment income	(.01)	(.18)	(.18)	(.16)	(.18)	(.13)
Distributions from net realized gain	(.26)	(.18)	(.02)	(.17)	(.21)	(.06)
Total distributions	(.27)	(.36)	(.20)	(.33)	(.39)	(.19)
Net asset value, end of period	$10.95	$11.43	$9.78	$8.74	$10.45	$10.77
Total ReturnD,E	(1.86)%	20.53%	14.33%	(13.60)%	.85%	18.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.50%	.48%	.45%	.41%	.43%
Expenses net of fee waivers, if any	.23%H	.25%	.23%	.20%	.16%	.17%
Expenses net of all reductions	.22%H	.24%	.22%	.20%	.16%	.17%
Net investment income (loss)	1.69%H	1.68%	1.81%	1.57%	1.63%	1.77%C
Supplemental Data
Net assets, end of period (000 omitted)	$16,276,099	$17,256,557	$16,141,374	$18,533,655	$24,528,266	$22,807,024
Portfolio turnover rateI	43%H	33%	28%	28%	20%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $401,973 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,828,339,727
Gross unrealized depreciation	(267,787,221)
Net unrealized appreciation (depreciation)	$3,560,552,506
Tax cost	$12,821,861,951

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,441,271,224 and $4,005,708,484, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,405 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,808 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,752,730.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $20,857,616.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $160,760 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7,545.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity International Discovery Fund	11%
Fidelity Japan Fund	13%
Fidelity Japan Smaller Companies Fund	14%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.23%	$1,000.00	$981.40	$1.15-C
Hypothetical-D		$1,000.00	$1,024.05	$1.17-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C If fees and changes to the Fund's expense contract and/ or expense cap, effective July 1, 2018, had been in effect for the entire current period, the restated annualized expense ratio would have been .18% and the expenses paid in the actual and hypothetical examples above would have been $.90 and $.92, respectively.

 D 5% return per year before expenses

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SIT-SANN-1018
1.912867.108

Strategic Advisers® Fidelity® International Fund (formerly Strategic Advisers® International II Fund)

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity International Discovery Fund	14.8
Fidelity Diversified International Fund	14.0
Fidelity Overseas Fund	13.4
Fidelity International Capital Appreciation Fund	10.2
Fidelity SAI International Value Index Fund	8.4
Fidelity SAI International Minimum Volatility Index Fund	6.6
Fidelity International Value Fund	4.2
Fidelity Pacific Basin Fund	3.0
Fidelity Advisor Japan Fund Class I	2.4
Fidelity Advisor Overseas Fund Class I	1.5
78.5

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Common Stocks	12.2%
Preferred Stocks	0.1%
Foreign Large Blend Funds	9.6%
Foreign Large Growth Funds	53.9%
Foreign Large Value Funds	4.2%
Foreign Small Mid Growth Funds	1.3%
Other	11.6%
Sector Funds	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 12.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
Akasol AG	16,400	$980,369
Bridgestone Corp.	78,200	2,880,682
		3,861,051
Automobiles - 0.3%
Honda Motor Co. Ltd.	202,300	5,992,775
Isuzu Motors Ltd.	179,800	2,600,473
Subaru Corp.	76,500	2,272,761
Suzuki Motor Corp.	55,600	3,617,928
		14,483,937
Hotels, Restaurants & Leisure - 0.1%
Carnival PLC	35,787	2,152,409
Compass Group PLC	112,429	2,417,406
Melco Crown Entertainment Ltd. sponsored ADR	126,300	3,016,044
		7,585,859
Household Durables - 0.3%
Iida Group Holdings Co. Ltd.	75,000	1,385,114
Panasonic Corp.	331,300	3,946,623
Sony Corp.	120,000	6,823,517
Techtronic Industries Co. Ltd.	381,500	2,333,110
		14,488,364
Internet & Direct Marketing Retail - 0.0%
Start Today Co. Ltd.	36,800	1,268,509
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	36,400	1,411,970
Media - 0.2%
Informa PLC	85,571	845,795
ProSiebenSat.1 Media AG	61,235	1,609,765
Telenet Group Holding NV	36,739	2,008,570
Vivendi SA	226,876	5,885,790
WPP PLC	62,479	1,036,193
		11,386,113
Multiline Retail - 0.0%
B&M European Value Retail S.A.	101,564	543,150
Specialty Retail - 0.0%
Nitori Holdings Co. Ltd.	4,700	713,608
Textiles, Apparel & Luxury Goods - 0.2%
Kering SA	8,675	4,712,529
Puma AG	3,395	1,860,032
Swatch Group AG (Bearer)	5,516	2,353,797
		8,926,358

TOTAL CONSUMER DISCRETIONARY		64,668,919

CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Asahi Group Holdings	27,200	1,228,663
Coca-Cola European Partners PLC	64,200	2,737,488
Kirin Holdings Co. Ltd.	73,800	1,824,908
		5,791,059
Food & Staples Retailing - 0.1%
Tesco PLC	1,152,372	3,682,555
Food Products - 0.3%
Danone SA	65,432	5,152,764
Nestle SA (Reg. S)	116,488	9,764,856
		14,917,620
Household Products - 0.0%
Essity AB Class B	36,561	947,492
Personal Products - 0.4%
Kao Corp.	60,300	4,680,834
Kose Corp.	5,000	922,509
Shiseido Co. Ltd.	38,000	2,675,835
Unilever NV (Certificaten Van Aandelen) (Bearer)	158,748	9,128,229
Unilever PLC	96,593	5,504,330
		22,911,737
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	180,566	8,731,682

TOTAL CONSUMER STAPLES		56,982,145

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
John Wood Group PLC	98,785	920,310
Tenaris SA	83,867	1,407,354
		2,327,664
Oil, Gas & Consumable Fuels - 0.7%
BP PLC	1,937,484	13,797,142
Equinor ASA	268,476	6,886,257
JX Holdings, Inc.	191,800	1,350,592
Lundin Petroleum AB	184,836	6,421,152
Total SA	165,517	10,379,215
		38,834,358

TOTAL ENERGY		41,162,022

FINANCIALS - 2.6%
Banks - 1.3%
Banco Santander SA (Spain)	421,067	2,092,377
Bankinter SA	307,345	2,734,137
BOC Hong Kong (Holdings) Ltd.	855,500	4,174,633
CaixaBank SA	475,971	2,121,687
Commerzbank AG (a)	223,625	2,114,220
Danske Bank A/S	115,360	3,394,051
DBS Group Holdings Ltd.	206,900	3,760,996
Erste Group Bank AG	78,794	3,134,339
Hang Seng Bank Ltd.	67,700	1,835,523
Intesa Sanpaolo SpA	913,603	2,255,460
KBC Groep NV	61,107	4,340,913
Lloyds Banking Group PLC	3,842,668	2,960,087
Mitsubishi UFJ Financial Group, Inc.	1,195,100	7,224,003
Nordea Bank AB	396,118	4,279,477
Societe Generale Series A	126,027	5,160,468
Standard Chartered PLC (United Kingdom)	830,294	6,750,322
Swedbank AB (A Shares)	122,351	2,847,006
Unicaja Banco SA (b)	910,000	1,425,981
United Overseas Bank Ltd.	231,803	4,570,026
		67,175,706
Capital Markets - 0.3%
Amundi SA (b)	18,671	1,345,854
Credit Suisse Group AG	313,243	4,690,679
Macquarie Group Ltd.	79,436	7,389,586
St. James's Place Capital PLC	110,702	1,623,924
		15,050,043
Diversified Financial Services - 0.2%
Challenger Ltd.	295,452	2,300,297
ORIX Corp.	446,100	7,174,698
Standard Life PLC	851,025	3,496,394
		12,971,389
Insurance - 0.8%
AIA Group Ltd.	490,400	4,229,983
Allianz SE	28,494	6,073,264
Aviva PLC	267,480	1,682,827
Direct Line Insurance Group PLC	232,187	996,071
Insurance Australia Group Ltd.	644,597	3,577,454
Muenchener Rueckversicherungs AG	17,936	3,868,210
Prudential PLC	214,278	4,817,978
QBE Insurance Group Ltd.	404,451	3,201,266
Sony Financial Holdings, Inc.	129,900	2,589,582
Swiss Re Ltd.	30,498	2,742,539
Tokio Marine Holdings, Inc.	73,000	3,440,743
Zurich Insurance Group AG	16,608	5,058,222
		42,278,139

TOTAL FINANCIALS		137,475,277

HEALTH CARE - 1.4%
Biotechnology - 0.1%
CSL Ltd.	4,808	785,690
Grifols SA	39,179	1,151,933
Shire PLC	74,432	4,353,600
		6,291,223
Health Care Equipment & Supplies - 0.2%
Hoya Corp.	48,400	2,830,122
Koninklijke Philips Electronics NV	103,229	4,612,494
Terumo Corp.	42,800	2,361,300
		9,803,916
Life Sciences Tools & Services - 0.1%
Lonza Group AG	11,882	3,823,571
Morphosys AG (a)	17,218	2,032,555
Morphosys AG sponsored ADR	61,700	1,824,469
		7,680,595
Pharmaceuticals - 1.0%
AstraZeneca PLC (United Kingdom)	156,033	11,776,405
Chugai Pharmaceutical Co. Ltd.	28,600	1,657,673
Ipsen SA	19,144	3,403,207
Novartis AG	108,419	8,994,677
Novo Nordisk A/S Series B	18,433	907,386
Roche Holding AG (participation certificate)	50,470	12,514,222
Sanofi SA	71,499	6,139,860
Shionogi & Co. Ltd.	27,400	1,592,066
Takeda Pharmaceutical Co. Ltd.	86,700	3,612,026
		50,597,522

TOTAL HEALTH CARE		74,373,256

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
BAE Systems PLC	341,156	2,684,550
MTU Aero Engines Holdings AG	10,801	2,368,289
Rolls-Royce Holdings PLC	239,183	3,116,392
		8,169,231
Air Freight & Logistics - 0.0%
Deutsche Post AG	35,662	1,296,930
Building Products - 0.2%
Agc, Inc.	71,300	2,855,594
Compagnie de St. Gobain	73,045	3,149,617
Daikin Industries Ltd.	22,500	2,866,919
		8,872,130
Construction & Engineering - 0.3%
Bouygues SA	74,486	3,288,060
Eiffage SA	25,427	2,861,715
Taisei Corp.	36,600	1,637,134
VINCI SA	74,788	7,146,338
		14,933,247
Electrical Equipment - 0.2%
Melrose Industries PLC	612,975	1,771,367
Nidec Corp.	22,100	3,203,317
Schneider Electric SA	44,560	3,621,165
		8,595,849
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	352,448	4,061,656
Toshiba Corp. (a)	805,000	2,405,364
		6,467,020
Machinery - 0.3%
Alfa Laval AB	122,699	3,288,467
CNH Industrial NV	236,590	2,828,605
Fanuc Corp.	7,200	1,411,810
Makita Corp.	26,400	1,197,516
Minebea Mitsumi, Inc.	133,300	2,502,599
Mitsubishi Heavy Industries Ltd.	44,600	1,656,193
SMC Corp.	6,400	2,129,493
Sumitomo Heavy Industries Ltd.	48,900	1,590,977
The Weir Group PLC	68,376	1,661,671
		18,267,331
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	712	1,103,452
Professional Services - 0.1%
Recruit Holdings Co. Ltd.	87,200	2,658,144
SEEK Ltd.	43,600	702,107
		3,360,251
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	59,569	1,824,131
Bunzl PLC	66,627	2,071,358
Ferguson PLC	27,021	2,165,289
Itochu Corp.	348,600	6,097,598
Rexel SA	124,531	1,958,644
		14,117,020
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	21,700	440,601

TOTAL INDUSTRIALS		85,623,062

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	322,043	2,717,336
Electronic Equipment & Components - 0.3%
Hitachi High-Technologies Corp.	39,700	1,559,630
Hitachi Ltd.	489,000	3,192,957
Keyence Corp.	7,100	4,018,711
Murata Manufacturing Co. Ltd.	11,500	1,985,667
TDK Corp.	30,800	3,462,263
		14,219,228
Internet Software & Services - 0.0%
realestate.com.au Ltd.	34,619	2,268,007
IT Services - 0.3%
Adyen BV (b)	4,300	3,014,700
Amadeus IT Holding SA Class A	40,666	3,772,469
Capgemini SA	30,971	3,981,417
Endava PLC ADR (a)	35,000	917,700
Netcompany Group A/S	49,925	2,021,192
Wirecard AG	13,780	3,059,869
		16,767,347
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV (Netherlands)	21,135	4,321,583
Tokyo Electron Ltd.	14,500	2,468,623
		6,790,206
Software - 0.3%
Micro Focus International PLC	107,141	1,818,919
Nintendo Co. Ltd.	9,800	3,527,512
SAP SE	78,680	9,445,367
Trend Micro, Inc.	29,100	1,833,318
		16,625,116

TOTAL INFORMATION TECHNOLOGY		59,387,240

MATERIALS - 1.2%
Chemicals - 0.6%
Air Liquide SA	14,341	1,806,125
BASF AG	70,919	6,553,309
JSR Corp.	150,100	2,913,920
K&S AG	106,312	2,418,055
Linde AG	21,749	4,953,099
Mitsui Chemicals, Inc.	100,300	2,594,386
Shin-Etsu Chemical Co. Ltd.	19,700	1,848,371
Umicore SA	62,890	3,506,899
Yara International ASA	52,207	2,402,998
		28,997,162
Construction Materials - 0.1%
CRH PLC	101,411	3,364,230
James Hardie Industries PLC CDI	174,522	2,656,070
		6,020,300
Metals & Mining - 0.4%
BHP Billiton Ltd.	245,830	5,905,422
BHP Billiton PLC	277,768	5,942,724
Glencore Xstrata PLC	972,897	3,954,845
Randgold Resources Ltd.	12,363	806,823
Rio Tinto PLC	68,276	3,242,592
South32 Ltd.	431,296	1,079,004
		20,931,410
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	137,443	2,558,175
UPM-Kymmene Corp.	32,573	1,255,262
		3,813,437

TOTAL MATERIALS		59,762,309

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Aedas Homes SAU (b)	32,482	1,070,779
Real Estate Management & Development - 0.3%
Henderson Land Development Co. Ltd.	327,460	1,731,434
Lendlease Group unit	279,176	4,112,335
Mitsui Fudosan Co. Ltd.	165,500	3,790,071
Sino Land Ltd.	1,340,718	2,271,897
Vonovia SE	64,596	3,313,358
		15,219,095

TOTAL REAL ESTATE		16,289,874

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	380,681	6,139,107
HKT Trust/HKT Ltd. unit	2,074,000	2,679,453
Masmovil Ibercom SA (a)	11,627	1,313,165
Nippon Telegraph & Telephone Corp.	162,100	7,211,990
Spark New Zealand Ltd.	512,926	1,354,014
Telefonica Deutschland Holding AG	352,863	1,467,546
		20,165,275
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	87,700	8,119,910

TOTAL TELECOMMUNICATION SERVICES		28,285,185

UTILITIES - 0.2%
Electric Utilities - 0.1%
Fortum Corp.	270,817	6,852,848
Multi-Utilities - 0.1%
E.ON AG	486,318	5,191,746

TOTAL UTILITIES		12,044,594

TOTAL COMMON STOCKS
(Cost $577,626,721)		636,053,883

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	41,107	2,600,813
Volkswagen AG	23,701	3,874,640
		6,475,453
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	17,800	384,166
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,866,541)		6,859,619

Equity Funds - 81.8%
Foreign Large Blend Funds - 9.6%
Fidelity Pacific Basin Fund (c)	4,636,631	155,790,804
Fidelity SAI International Minimum Volatility Index Fund (c)	30,940,934	343,444,368

TOTAL FOREIGN LARGE BLEND FUNDS		499,235,172

Foreign Large Growth Funds - 53.9%
Fidelity Advisor Overseas Fund Class I (c)	3,075,382	77,376,622
Fidelity Diversified International Fund (c)	18,559,641	732,920,235
Fidelity International Capital Appreciation Fund (c)	25,035,578	529,752,827
Fidelity International Discovery Fund (c)	17,435,124	772,724,702
Fidelity Overseas Fund (c)	13,833,865	699,301,869

TOTAL FOREIGN LARGE GROWTH FUNDS		2,812,076,255

Foreign Large Value Funds - 4.2%
Fidelity International Value Fund (c)	25,377,058	219,511,551
Foreign Small Mid Growth Funds - 1.3%
Fidelity International Small Cap Opportunities Fund (c)	3,610,807	69,508,036
Sector Funds - 1.2%
Fidelity Advisor International Real Estate Fund Class I (c)	5,330,490	61,940,291
Other - 11.6%
Fidelity Advisor Japan Fund Class I (c)	8,155,569	126,737,537
Fidelity Japan Smaller Companies Fund (c)	2,311,829	41,497,335
Fidelity SAI International Value Index Fund (c)	45,638,528	434,935,173

TOTAL OTHER		603,170,045

TOTAL EQUITY FUNDS
(Cost $3,713,143,645)		4,265,441,350
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.09% 9/6/18 to 11/29/18 (d)
(Cost $13,139,517)	$13,170,000	13,141,585
	Shares

Money Market Funds - 5.6%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (e)
(Cost $291,334,021)	291,334,021	291,334,021
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,602,110,445)		5,212,830,458
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,036,171
NET ASSETS - 100%		$5,216,866,629

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Sept. 2018	$28,531,250	$573,985	$573,985
ICE E-mini MSCI EAFE Index Contracts (United States)	2,570	Sept. 2018	251,705,800	(5,629,201)	(5,629,201)
TOTAL FUTURES CONTRACTS					$(5,055,216)

The notional amount of futures purchased as a percentage of Net Assets is 5.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $368,843,665.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,857,314 or 0.1% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,042,077.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$65,795
Total	$65,795

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$60,820,888	$--	$--	$--	$--	$1,119,403	$61,940,291
Fidelity Advisor Japan Fund Class I	124,065,027	5,813,298	--	--	--	(3,140,788)	126,737,537
Fidelity Advisor Overseas Fund Class I	77,776,422	--	--	--	--	(399,800)	77,376,622
Fidelity Diversified International Fund	652,480,434	87,226,328	--	--	--	(6,786,527)	732,920,235
Fidelity International Capital Appreciation Fund	461,020,348	68,599,733	--	--	--	132,746	529,752,827
Fidelity International Discovery Fund	673,601,639	121,666,221	--	--	--	(22,543,158)	772,724,702
Fidelity International Small Cap Opportunities Fund	65,963,223	5,813,298	--	--	--	(2,268,485)	69,508,036
Fidelity International Value Fund	259,342,379	--	30,000,000	--	(7,999,216)	(1,831,612)	219,511,551
Fidelity Japan Smaller Companies Fund	44,757,015	--	--	--	--	(3,259,680)	41,497,335
Fidelity Overseas Fund	656,499,169	43,599,733	--	--	--	(797,033)	699,301,869
Fidelity Pacific Basin Fund	159,456,934	5,813,298	--	--	--	(9,479,428)	155,790,804
Fidelity SAI International Minimum Volatility Index Fund	301,326,863	38,066,489	--	--	--	4,051,016	343,444,368
Fidelity SAI International Value Index Fund	163,947,749	288,212,101	--	--	--	(17,224,677)	434,935,173
Total	$3,701,058,090	$664,810,499	$30,000,000	$--	$(7,999,216)	$(62,428,023)	$4,265,441,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$71,144,372	$46,982,277	$24,162,095	$--
Consumer Staples	56,982,145	15,017,729	41,964,416	--
Energy	41,162,022	15,578,311	25,583,711	--
Financials	137,475,277	98,396,447	39,078,830	--
Health Care	74,757,422	21,462,586	53,294,836	--
Industrials	85,623,062	62,342,281	23,280,781	--
Information Technology	59,387,240	35,087,900	24,299,340	--
Materials	59,762,309	33,947,209	25,815,100	--
Real Estate	16,289,874	16,289,874	--	--
Telecommunication Services	28,285,185	6,814,178	21,471,007	--
Utilities	12,044,594	6,852,848	5,191,746	--
Equity Funds	4,265,441,350	4,265,441,350	--	--
Other Short-Term Investments	13,141,585	--	13,141,585	--
Money Market Funds	291,334,021	291,334,021	--	--
Total Investments in Securities:	$5,212,830,458	$4,915,547,011	$297,283,447	$--
Derivative Instruments:
Assets
Futures Contracts	$573,985	$573,985	$--	$--
Total Assets	$573,985	$573,985	$--	$--
Liabilities
Futures Contracts	$(5,629,201)	$(5,629,201)	$--	$--
Total Liabilities	$(5,629,201)	$(5,629,201)	$--	$--
Total Derivative Instruments:	$(5,055,216)	$(5,055,216)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$297,117,385

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$573,985	$(5,629,201)
Total Equity Risk(a)	573,985	(5,629,201)
Total Value of Derivatives	$573,985	$(5,629,201)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $888,966,794)	$947,389,108
Affiliated issuers (cost $3,713,143,651)	4,265,441,350
Total Investment in Securities (cost $4,602,110,445)		$5,212,830,458
Foreign currency held at value (cost $949,354)		949,354
Receivable for investments sold		5,711,084
Receivable for fund shares sold		11,745,679
Dividends receivable		2,592,608
Interest receivable		428,089
Distributions receivable from Fidelity Central Funds		103
Prepaid expenses		16,181
Other receivables		56,366
Total assets		5,234,329,922
Liabilities
Payable for investments purchased	$12,432,083
Payable for fund shares redeemed	2,784,421
Accrued management fee	225,235
Payable for daily variation margin on futures contracts	1,705,600
Other affiliated payables	130,747
Other payables and accrued expenses	185,207
Total liabilities		17,463,293
Net Assets		$5,216,866,629
Net Assets consist of:
Paid in capital		$4,620,151,660
Undistributed net investment income		14,750,544
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,714,643)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		605,679,068
Net Assets, for 506,970,919 shares outstanding		$5,216,866,629
Net Asset Value, offering price and redemption price per share ($5,216,866,629 ÷ 506,970,919 shares)		$10.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$15,673,840
Interest		3,384,762
Income from Fidelity Central Funds		65,795
Income before foreign taxes withheld		19,124,397
Less foreign taxes withheld		(1,492,118)
Total income		17,632,279
Expenses
Management fee	$7,552,326
Transfer agent fees	318,135
Accounting and security lending fees	782,004
Custodian fees and expenses	44,243
Independent trustees' fees and expenses	30,054
Registration fees	163,421
Audit	34,248
Legal	7,925
Miscellaneous	24,455
Total expenses before reductions	8,956,811
Expense reductions	(6,275,190)
Total expenses after reductions		2,681,621
Net investment income (loss)		14,950,658
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,668,098
Fidelity Central Funds	310
Other affiliated issuers	(7,999,216)
Foreign currency transactions	(119,410)
Futures contracts	(11,241,701)
Total net realized gain (loss)		(16,691,919)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(31,198,203)
Affiliated issuers	(62,428,023)
Assets and liabilities in foreign currencies	(32,125)
Futures contracts	3,043,988
Total change in net unrealized appreciation (depreciation)		(90,614,363)
Net gain (loss)		(107,306,282)
Net increase (decrease) in net assets resulting from operations		$(92,355,624)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,950,658	$49,914,887
Net realized gain (loss)	(16,691,919)	195,942,857
Change in net unrealized appreciation (depreciation)	(90,614,363)	579,355,697
Net increase (decrease) in net assets resulting from operations	(92,355,624)	825,213,441
Distributions to shareholders from net investment income	(3,656,320)	(46,185,765)
Distributions to shareholders from net realized gain	(90,036,873)	(45,762,042)
Total distributions	(93,693,193)	(91,947,807)
Share transactions
Proceeds from sales of shares	944,138,459	1,438,793,570
Reinvestment of distributions	93,500,455	91,740,199
Cost of shares redeemed	(375,247,026)	(1,116,512,838)
Net increase (decrease) in net assets resulting from share transactions	662,391,888	414,020,931
Total increase (decrease) in net assets	476,343,071	1,147,286,565
Net Assets
Beginning of period	4,740,523,558	3,593,236,993
End of period	$5,216,866,629	$4,740,523,558
Other Information
Undistributed net investment income end of period	$14,750,544	$3,456,206
Shares
Sold	90,573,450	141,598,196
Issued in reinvestment of distributions	9,060,122	8,597,957
Redeemed	(35,978,569)	(108,855,934)
Net increase (decrease)	63,655,003	41,340,219

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity International Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$8.94	$8.19	$9.41	$9.40	$7.88
Income from Investment Operations
Net investment income (loss)B	.03	.12	.14	.10	.11	.14C
Net realized and unrealized gain (loss)	(.22)	1.85	.76	(1.19)	.01	1.53
Total from investment operations	(.19)	1.97	.90	(1.09)	.12	1.67
Distributions from net investment income	(.01)	(.11)	(.13)	(.09)	(.10)	(.11)
Distributions from net realized gain	(.20)	(.11)	(.02)	(.05)	(.01)	(.04)
Total distributions	(.21)	(.22)	(.15)	(.13)D	(.11)	(.15)
Net asset value, end of period	$10.29	$10.69	$8.94	$8.19	$9.41	$9.40
Total ReturnE,F	(1.83)%	22.01%	11.11%	(11.70)%	1.36%	21.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	.36%I	.38%	.39%	.42%	.47%	.52%
Expenses net of fee waivers, if any	.11%I	.13%	.14%	.17%	.22%	.27%
Expenses net of all reductions	.11%I	.13%	.14%	.17%	.21%	.26%
Net investment income (loss)	.60%I	1.16%	1.58%	1.09%	1.19%	1.61%C
Supplemental Data
Net assets, end of period (000 omitted)	$5,216,867	$4,740,524	$3,593,237	$2,736,052	$1,754,709	$1,319,774
Portfolio turnover rateJ	9%I	13%	14%	16%	22%	27%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 D Total distributions of $.13 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.046 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Fidelity International Fund (formerly Strategic Advisers International II Fund) (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $56,358 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$654,512,210
Gross unrealized depreciation	(61,341,562)
Net unrealized appreciation (depreciation)	$593,170,648
Tax cost	$4,614,604,594

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $850,853,940 and $205,271,577, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018, transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018, FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,716 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65,795.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $6,186,738.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $88,446 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor Overseas Fund	11%
Fidelity International Capital Appreciation Fund	22%
Fidelity International Real Estate Fund	10%
Fidelity International Value Fund	46%
Fidelity Japan Fund	32%
Fidelity Pacific Basin Fund	17%
Fidelity SAI International Minimum Volatility Index Fund	24%
Fidelity SAI International Value Index Fund	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.11%	$1,000.00	$981.70	$.55
Hypothetical-C		$1,000.00	$1,024.65	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SIL-SANN-1018
1.912841.108

Strategic Advisers® International Multi-Manager Fund Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
iShares MSCI Japan ETF	2.2
Nestle SA (Reg. S)	1.6
Roche Holding AG (participation certificate)	1.4
BP PLC	1.3
British American Tobacco PLC (United Kingdom)	1.2
Linde AG	1.2
Amadeus IT Holding SA Class A	1.1
KDDI Corp.	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1.0
AstraZeneca PLC (United Kingdom)	1.0
13.0

Top Five Market Sectors as of August 31, 2018

(stocks only)	% of fund's net assets
Financials	15.2
Industrials	14.9
Information Technology	12.9
Consumer Staples	10.9
Health Care	9.7

Geographic Diversification (% of fund's net assets)

As of August 31, 2018
Japan	16.8%
United Kingdom	15.7%
United States of America*	11.2%
Germany	9.7%
Switzerland	9.2%
France	8.9%
Netherlands	3.4%
Canada	2.8%
Hong Kong	2.3%
Other	20.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Common Stocks	90.1%
Preferred Stocks	1.6%
Equity Funds	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.4%
Akasol AG	400	$23,911
Bridgestone Corp.	1,900	69,991
Compagnie Plastic Omnium	360	14,258
Koito Manufacturing Co. Ltd.	2,400	148,393
		256,553
Automobiles - 0.6%
Ferrari NV	477	62,399
Honda Motor Co. Ltd.	4,300	127,380
Isuzu Motors Ltd.	3,900	56,406
Subaru Corp.	1,600	47,535
Suzuki Motor Corp.	2,200	143,155
		436,875
Hotels, Restaurants & Leisure - 1.8%
Aristocrat Leisure Ltd.	3,280	74,489
Carnival PLC	5,765	346,736
Compass Group PLC	19,934	428,613
Galaxy Entertainment Group Ltd.	11,000	81,427
Greggs PLC	1,519	20,934
Huazhu Group Ltd. ADR	836	28,775
Kindred Group PLC (depositary receipt)	2,093	25,724
Melco Crown Entertainment Ltd. sponsored ADR	2,500	59,700
Paddy Power Betfair PLC	670	60,934
Yum China Holdings, Inc.	2,800	108,304
		1,235,636
Household Durables - 0.6%
Iida Group Holdings Co. Ltd.	1,600	29,549
Panasonic Corp.	7,200	85,770
Sony Corp.	2,600	147,843
Techtronic Industries Co. Ltd.	25,500	155,948
		419,110
Internet & Direct Marketing Retail - 0.2%
Ctrip.com International Ltd. ADR (a)	1,073	42,008
MakeMyTrip Ltd. (a)	784	24,814
Start Today Co. Ltd.	2,000	68,941
		135,763
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	800	31,032
Technogym SpA (b)	1,409	14,033
		45,065
Media - 0.5%
Informa PLC	2,425	23,969
ProSiebenSat.1 Media AG	1,480	38,907
Publicis Groupe SA	1	64
Telenet Group Holding NV	693	37,887
Vivendi SA	4,814	124,888
WPP PLC	7,930	131,516
		357,231
Multiline Retail - 0.1%
B&M European Value Retail S.A.	3,143	16,808
Dollarama, Inc.	1,435	54,266
		71,074
Specialty Retail - 0.6%
Chow Tai Fook Jewellery Group Ltd.	17,400	16,161
Dufry AG	523	64,697
Esprit Holdings Ltd. (a)	42,350	10,036
Hotel Shilla Co.	210	20,334
Mr Price Group Ltd.	1,719	26,360
Nitori Holdings Co. Ltd.	300	45,549
USS Co. Ltd.	9,400	177,239
Via Varejo SA unit	2,400	9,958
WH Smith PLC	1,588	42,493
		412,827
Textiles, Apparel & Luxury Goods - 1.8%
Compagnie Financiere Richemont SA Series A	2,893	255,455
ECLAT Textile Co. Ltd.	1,000	12,163
Gildan Activewear, Inc.	3,690	108,749
Hermes International SCA	78	50,720
Kering SA	475	258,035
Li Ning Co. Ltd. (a)	20,000	21,099
lululemon athletica, Inc. (a)	536	83,042
LVMH Moet Hennessy - Louis Vuitton SA	657	230,312
Moncler SpA	661	29,892
Puma AG	107	58,623
Shenzhou International Group Holdings Ltd.	3,000	39,369
Swatch Group AG (Bearer)	117	49,926
		1,197,385

TOTAL CONSUMER DISCRETIONARY		4,567,519

CONSUMER STAPLES - 10.3%
Beverages - 2.0%
Asahi Group Holdings	3,000	135,514
Coca-Cola European Partners PLC	1,400	59,696
Diageo PLC	12,215	427,214
Fever-Tree Drinks PLC	701	33,835
Heineken NV (Bearer)	2,103	207,832
ITO EN Ltd.	3,200	140,545
Kirin Holdings Co. Ltd.	1,600	39,564
Pernod Ricard SA	1,984	313,198
Royal Unibrew A/S	298	25,683
		1,383,081
Food & Staples Retailing - 0.5%
Bidcorp Ltd.	826	17,627
Sundrug Co. Ltd.	3,000	107,731
Tesco PLC	52,932	169,151
		294,509
Food Products - 3.0%
Aryzta AG	4,296	40,263
China Mengniu Dairy Co. Ltd.	19,000	54,830
Danone SA	6,501	511,953
Kerry Group PLC Class A	1,387	158,179
Lindt & Spruengli AG (participation certificate)	1	7,444
M. Dias Branco SA	1,800	18,698
Nestle SA (Reg. S)	13,254	1,111,045
Nissin Food Holdings Co. Ltd.	500	31,905
Toyo Suisan Kaisha Ltd.	3,300	121,623
		2,055,940
Household Products - 1.1%
Colgate-Palmolive Co.	3,668	243,592
Essity AB Class B	777	20,136
Reckitt Benckiser Group PLC	5,878	500,701
		764,429
Personal Products - 2.2%
Kao Corp.	5,000	388,129
Kobayashi Pharmaceutical Co. Ltd.	2,000	143,641
Kose Corp.	500	92,251
L'Oreal SA	1,391	333,738
Pola Orbis Holdings, Inc.	700	24,696
Shiseido Co. Ltd.	2,700	190,125
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,372	193,895
Unilever PLC	2,003	114,141
		1,480,616
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	17,208	832,132
Japan Tobacco, Inc.	7,500	197,237
		1,029,369

TOTAL CONSUMER STAPLES		7,007,944

ENERGY - 5.0%
Energy Equipment & Services - 0.3%
Core Laboratories NV	618	70,792
John Wood Group PLC	3,567	33,231
Tenaris SA	5,751	96,506
TGS Nopec Geophysical Co. ASA	984	37,372
		237,901
Oil, Gas & Consumable Fuels - 4.7%
BP PLC	123,716	881,002
Cairn Energy PLC (a)	22,960	71,142
Caltex Australia Ltd.	3,833	83,245
Enbridge, Inc.	2,494	85,064
Encana Corp.	18,970	251,189
Eni SpA	6,378	118,357
Equinor ASA	5,344	137,071
Galp Energia SGPS SA Class B	4,499	91,232
JX Holdings, Inc.	4,100	28,871
Lundin Petroleum AB	3,922	136,249
Neste Oyj	777	67,462
Oil Search Ltd. ADR	11,802	76,021
Royal Dutch Shell PLC:
Class A	4,102	133,411
Class B (United Kingdom)	10,234	338,765
SK Energy Co. Ltd.	238	41,183
Suncor Energy, Inc.	4,228	174,045
Total SA	7,463	467,989
		3,182,298

TOTAL ENERGY		3,420,199

FINANCIALS - 15.2%
Banks - 7.8%
AIB Group PLC	17,169	96,536
Akbank T.A.S.	31,538	27,666
Banco Santander SA (Spain)	8,930	44,375
Bankinter SA	14,382	127,942
Barclays PLC	200,879	460,158
BNP Paribas SA	5,981	351,149
BOC Hong Kong (Holdings) Ltd.	17,000	82,956
CaixaBank SA	40,537	180,698
Canadian Imperial Bank of Commerce	454	42,547
Chiba Bank Ltd.	5,300	34,821
Commerzbank AG (a)	4,755	44,955
Credicorp Ltd. (United States)	261	56,903
Danske Bank A/S	2,322	68,316
DBS Group Holdings Ltd.	4,500	81,800
DNB ASA	2,953	60,144
Erste Group Bank AG	5,131	204,106
FinecoBank SpA	4,208	50,139
Hang Seng Bank Ltd.	2,100	56,936
HDFC Bank Ltd. sponsored ADR	2,684	271,809
ING Groep NV (Certificaten Van Aandelen)	6,468	87,860
Intesa Sanpaolo SpA	85,656	211,463
Jyske Bank A/S (Reg.)	1,823	92,481
KBC Groep NV	4,710	334,589
Lloyds Banking Group PLC	292,735	225,500
Mebuki Financial Group, Inc.	8,600	30,496
Metro Bank PLC (a)	339	12,236
Mitsubishi UFJ Financial Group, Inc.	65,000	392,905
Nordea Bank AB	7,831	84,603
North Pacific Bank Ltd.	7,700	25,988
PT Bank Central Asia Tbk	59,700	100,513
Societe Generale Series A	2,573	105,357
Standard Chartered PLC (United Kingdom)	17,295	140,609
Sumitomo Mitsui Financial Group, Inc.	4,300	169,048
Svenska Handelsbanken AB (A Shares)	10,399	126,095
Swedbank AB (A Shares)	2,471	57,498
Sydbank A/S	864	25,292
The Hachijuni Bank Ltd.	5,200	23,213
The Toronto-Dominion Bank	3,268	196,956
Unicaja Banco SA (b)	22,000	34,474
UniCredit SpA	25,592	369,363
United Overseas Bank Ltd.	4,903	96,663
		5,287,158
Capital Markets - 2.2%
3i Group PLC	5,403	62,790
Amundi SA (b)	264	19,030
Banca Generali SpA	1,356	33,305
Close Brothers Group PLC	717	14,836
Credit Suisse Group AG	6,483	97,080
Daiwa Securities Group, Inc.	4,600	27,589
Euronext NV (b)	231	15,176
IG Group Holdings PLC	3,061	35,875
Intermediate Capital Group PLC	2,056	27,961
Julius Baer Group Ltd.	3,509	186,192
London Stock Exchange Group PLC	1,504	90,162
Macquarie Group Ltd.	1,825	169,772
Partners Group Holding AG	151	118,557
St. James's Place Capital PLC	2,349	34,458
Thomson Reuters Corp.	2,126	94,554
TMX Group Ltd.	1,592	106,743
UBS Group AG	22,422	350,123
		1,484,203
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	6,400	131,041
Diversified Financial Services - 0.5%
Cerved Information Solutions SpA	2,947	30,718
Challenger Ltd.	5,924	46,122
ORIX Corp.	9,500	152,790
RMB Holdings Ltd.	5,200	29,831
Standard Life PLC	18,054	74,174
Zenkoku Hosho Co. Ltd.	300	12,150
		345,785
Insurance - 4.5%
AIA Group Ltd.	57,000	491,658
Allianz SE	606	129,164
Aon PLC	1,064	154,876
Aviva PLC	42,233	265,705
Beazley PLC	3,692	28,456
Direct Line Insurance Group PLC	4,258	18,267
Fairfax Financial Holdings Ltd. (sub. vtg.)	185	101,567
Hiscox Ltd.	11,538	252,050
Insurance Australia Group Ltd.	14,596	81,006
Jardine Lloyd Thompson Group PLC	3,190	59,719
Manulife Financial Corp.	6,600	120,772
Muenchener Rueckversicherungs AG	380	81,954
NKSJ Holdings, Inc.	4,600	196,404
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	10,500	101,137
Prudential PLC	18,301	411,493
QBE Insurance Group Ltd.	9,278	73,436
Sony Financial Holdings, Inc.	2,800	55,819
Swiss Re Ltd.	1,458	131,111
Tokio Marine Holdings, Inc.	1,500	70,700
Zurich Insurance Group AG	921	280,505
		3,105,799

TOTAL FINANCIALS		10,353,986

HEALTH CARE - 9.7%
Biotechnology - 0.5%
3SBio, Inc. (b)	9,000	17,177
Abcam PLC	1,041	20,460
CSL Ltd.	842	137,594
Grifols SA	833	24,492
HUGEL, Inc. (a)	28	10,760
Shire PLC	1,551	90,719
Swedish Orphan Biovitrum AB (a)	1,290	41,104
Wuxi Biologics (Cayman), Inc. (a)	3,000	29,623
		371,929
Health Care Equipment & Supplies - 2.0%
Ambu A/S Series B	459	17,196
ASAHI INTECC Co. Ltd.	736	28,053
Carl Zeiss Meditec AG	552	48,888
Coloplast A/S Series B	751	80,383
Dentsply Sirona, Inc.	1,309	52,255
DiaSorin S.p.A.	198	21,558
Essilor International SA	1,003	144,714
Hoya Corp.	1,200	70,168
Koninklijke Philips Electronics NV	6,118	273,365
Nihon Kohden Corp.	3,800	111,151
Straumann Holding AG	101	80,498
Terumo Corp.	7,900	435,847
		1,364,076
Health Care Providers & Services - 0.2%
NMC Health PLC	405	20,603
Orpea	265	35,835
Sonic Healthcare Ltd.	3,347	63,017
		119,455
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SA	117	66,057
ICON PLC (a)	430	64,079
Lonza Group AG	739	237,807
Morphosys AG (a)	694	81,926
QIAGEN NV (a)	1,583	61,690
		511,559
Pharmaceuticals - 6.2%
AstraZeneca PLC (United Kingdom)	8,823	665,905
Bayer AG	3,085	287,906
Chugai Pharmaceutical Co. Ltd.	600	34,776
CSPC Pharmaceutical Group Ltd.	18,000	45,409
Dechra Pharmaceuticals PLC	647	26,171
GlaxoSmithKline PLC	7,826	158,499
Ipsen SA	723	128,527
Novartis AG	6,511	540,167
Novo Nordisk A/S Series B	7,700	379,042
Recordati SpA	971	34,004
Roche Holding AG (participation certificate)	3,776	936,273
Rohto Pharmaceutical Co. Ltd.	2,500	79,876
Sanofi SA	1,515	130,098
Santen Pharmaceutical Co. Ltd.	20,000	308,163
Shionogi & Co. Ltd.	700	40,673
Takeda Pharmaceutical Co. Ltd.	10,300	429,110
		4,224,599

TOTAL HEALTH CARE		6,591,618

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.4%
Airbus Group NV	1,427	176,150
BAE Systems PLC	7,090	55,791
Cobham PLC (a)	106,948	172,484
MTU Aero Engines Holdings AG	765	167,738
Rolls-Royce Holdings PLC	20,419	266,046
Thales SA	819	115,362
		953,571
Air Freight & Logistics - 0.3%
Deutsche Post AG	3,698	134,486
Yamato Holdings Co. Ltd.	3,200	95,156
		229,642
Airlines - 0.5%
Japan Airlines Co. Ltd.	6,800	245,108
Ryanair Holdings PLC sponsored ADR (a)	622	63,363
		308,471
Building Products - 1.2%
Agc, Inc.	1,600	64,081
Belimo Holding AG (Reg.)	4	20,366
Compagnie de St. Gobain	1,494	64,420
Daikin Industries Ltd.	3,400	433,223
Geberit AG (Reg.)	105	47,752
Kingspan Group PLC (Ireland)	974	47,326
Nichias Corp.	1,000	13,005
Toto Ltd.	3,300	139,591
		829,764
Commercial Services & Supplies - 0.9%
Brambles Ltd.	31,721	250,162
Rentokil Initial PLC	17,857	75,240
Ritchie Brothers Auctioneers, Inc.	1,878	71,594
Secom Co. Ltd.	1,800	148,150
Sohgo Security Services Co., Ltd.	900	39,609
		584,755
Construction & Engineering - 1.0%
ACS Actividades de Construccion y Servicios SA	1,066	44,396
Balfour Beatty PLC	39,817	149,545
Bouygues SA	1,446	63,831
Eiffage SA	578	65,052
Taisei Corp.	1,600	71,569
VINCI SA	2,878	275,006
		669,399
Electrical Equipment - 2.3%
ABB Ltd. (Reg.)	16,559	389,992
Legrand SA	4,392	330,861
Melrose Industries PLC	59,321	171,425
Nidec Corp.	500	72,473
Schneider Electric SA	7,579	615,907
		1,580,658
Industrial Conglomerates - 0.2%
Bidvest Group Ltd.	826	12,141
CK Hutchison Holdings Ltd.	6,920	79,747
Nolato AB Series B	210	14,834
Toshiba Corp. (a)	17,000	50,797
		157,519
Machinery - 3.2%
Alfa Laval AB	5,239	140,411
Atlas Copco AB (A Shares)	3,165	90,224
CNH Industrial NV	5,020	60,018
Epiroc AB Class A (a)	5,097	52,948
Fanuc Corp.	700	137,259
GEA Group AG	5,866	222,857
HIWIN Technologies Corp.	2,060	18,608
HIWIN Technologies Corp. rights 8/31/18 (a)	68	60
Hoshizaki Corp.	900	85,375
IMI PLC	8,916	139,635
Interpump Group SpA	617	19,423
KION Group AG	306	20,892
Kubota Corp.	10,300	160,975
Makita Corp.	600	27,216
Minebea Mitsumi, Inc.	2,800	52,568
Misumi Group, Inc.	3,500	90,217
Mitsubishi Heavy Industries Ltd.	1,100	40,848
Nordson Corp.	809	112,467
NORMA Group AG	218	14,449
Rotork PLC	7,336	32,146
Schindler Holding AG (participation certificate)	776	185,103
SMC Corp.	300	99,820
Spirax-Sarco Engineering PLC	2,289	211,588
Sumitomo Heavy Industries Ltd.	1,200	39,042
The Weir Group PLC	2,786	67,705
Wartsila Corp.	1,380	29,137
WashTec AG	92	8,928
		2,159,919
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	26	40,295
Professional Services - 1.7%
51job, Inc. sponsored ADR (a)	234	18,091
Experian PLC	7,844	195,252
Intertek Group PLC	2,342	155,883
Nihon M&A Center, Inc.	900	23,563
Recruit Holdings Co. Ltd.	2,600	79,257
RELX NV	10,303	228,479
SEEK Ltd.	1,983	31,933
SGS SA (Reg.)	70	184,380
SR Teleperformance SA	265	50,908
TechnoPro Holdings, Inc.	700	43,659
Wolters Kluwer NV	2,389	151,408
		1,162,813
Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	999	210,127
DSV de Sammensluttede Vognmaend A/S	1,700	159,301
East Japan Railway Co.	3,300	298,636
Globaltrans Investment PLC GDR (Reg. S)	1,081	11,891
Sankyu, Inc.	400	21,240
		701,195
Trading Companies & Distributors - 0.8%
Ashtead Group PLC	4,479	137,157
Brenntag AG	1,498	90,313
Bunzl PLC	2,369	73,650
Finning International, Inc.	622	14,456
Itochu Corp.	7,400	129,438
MonotaRO Co. Ltd.	300	17,037
Rexel SA	2,003	31,504
Ferguson PLC	696	55,773
		549,328
Transportation Infrastructure - 0.3%
Aena Sme SA	407	72,045
Airports of Thailand PCL (For. Reg.)	7,600	15,500
China Merchants Holdings International Co. Ltd.	32,346	66,021
Kamigumi Co. Ltd.	900	18,274
Malaysia Airports Holdings Bhd	24,400	55,515
		227,355

TOTAL INDUSTRIALS		10,154,684

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	16,726	141,131
Electronic Equipment & Components - 1.9%
China High Precision Automation Group Ltd. (a)(c)	15,000	0
Electrocomponents PLC	2,323	22,340
Halma PLC	9,382	174,178
Hexagon AB (B Shares)	1,885	111,964
Hirose Electric Co. Ltd.	892	106,131
Hitachi High-Technologies Corp.	800	31,428
Hitachi Ltd.	19,000	124,062
Keyence Corp.	400	226,406
Murata Manufacturing Co. Ltd.	200	34,533
OMRON Corp.	2,100	94,028
Renishaw PLC	311	22,015
Samsung SDI Co. Ltd.	203	42,953
Shimadzu Corp.	2,100	62,276
Spectris PLC	2,351	71,749
TDK Corp.	700	78,688
Topcon Corp.	1,300	22,698
Yokogawa Electric Corp.	2,500	51,278
		1,276,727
Internet Software & Services - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,168	204,412
Baidu.com, Inc. sponsored ADR (a)	1,435	324,999
Baozun, Inc. sponsored ADR (a)	390	20,822
Just Eat Holding Ltd. (a)	7,377	73,317
NAVER Corp.	131	88,323
realestate.com.au Ltd.	853	55,883
Scout24 AG (b)	916	47,378
Shopify, Inc. Class A (a)	558	81,182
Tencent Holdings Ltd.	3,500	150,455
Weibo Corp. sponsored ADR (a)	377	28,931
Wix.com Ltd. (a)	297	32,997
Yandex NV Series A (a)	662	21,270
		1,129,969
IT Services - 3.2%
Adyen BV (b)	100	70,109
Amadeus IT Holding SA Class A	7,940	736,571
Capgemini SA	1,501	192,958
Cognizant Technology Solutions Corp. Class A	2,219	174,036
Endava PLC ADR (a)	700	18,354
EPAM Systems, Inc. (a)	847	121,062
IT Holdings Corp.	800	38,592
MasterCard, Inc. Class A	428	92,260
Netcompany Group A/S	1,025	41,497
Nomura Research Institute Ltd.	5,900	293,646
OBIC Co. Ltd.	1,500	140,941
Wirecard AG	1,054	234,042
		2,154,068
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	2,075	205,114
ASML Holding NV (Netherlands)	1,097	224,309
Infineon Technologies AG	6,996	177,902
Mellanox Technologies Ltd. (a)	727	60,486
NVIDIA Corp.	298	83,643
Silicon Motion Technology Corp. sponsored ADR	800	47,120
Siltronic AG	131	18,977
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	16,080	701,088
Texas Instruments, Inc.	1,187	133,419
Tokyo Electron Ltd.	300	51,075
		1,703,133
Software - 2.9%
ANSYS, Inc. (a)	880	163,662
Aveva Group PLC	829	30,523
Cadence Design Systems, Inc. (a)	5,997	282,099
Check Point Software Technologies Ltd. (a)	1,476	171,496
Dassault Systemes SA	2,330	377,555
Descartes Systems Group, Inc. (Canada) (a)	413	14,419
Micro Focus International PLC	10,081	171,144
Nintendo Co. Ltd.	400	143,980
SAP SE	4,426	531,332
Temenos Group AG	95	17,152
Trend Micro, Inc.	700	44,100
Ubisoft Entertainment SA (a)	595	63,995
		2,011,457
Technology Hardware, Storage & Peripherals - 0.5%
Logitech International SA (Reg.)	999	49,308
Samsung Electronics Co. Ltd.	7,320	317,973
		367,281

TOTAL INFORMATION TECHNOLOGY		8,783,766

MATERIALS - 7.3%
Chemicals - 5.7%
Air Liquide SA	303	38,160
Akzo Nobel NV	6,050	565,455
Arkema SA	892	111,718
BASF AG	5,389	497,973
Croda International PLC	3,928	259,715
Givaudan SA	222	540,084
Johnson Matthey PLC	489	22,163
JSR Corp.	3,200	62,122
K&S AG	2,277	51,790
Kansai Paint Co. Ltd.	1,600	31,637
Linde AG	3,588	817,128
Mitsui Chemicals, Inc.	2,100	54,319
Nitto Denko Corp.	1,100	85,418
Orica Ltd.	106	1,340
Shin-Etsu Chemical Co. Ltd.	400	37,530
Sika AG	1,232	182,655
Symrise AG	3,585	334,817
Synthomer PLC	2,240	16,466
Umicore SA	1,330	74,164
Victrex PLC	1,437	59,020
Yara International ASA	1,187	54,636
		3,898,310
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd. (H Shares)	12,000	73,082
CRH PLC	2,150	71,325
James Hardie Industries PLC CDI	3,711	56,478
		200,885
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	1,636	66,806
Metals & Mining - 1.1%
BHP Billiton Ltd.	5,729	137,624
BHP Billiton PLC	10,171	217,604
Boliden AB	1,753	45,890
Glencore Xstrata PLC	21,991	89,394
Randgold Resources Ltd.	206	13,444
Rio Tinto PLC	4,308	204,597
South32 Ltd.	9,145	22,879
		731,432
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	2,404	44,745
UPM-Kymmene Corp.	692	26,668
		71,413

TOTAL MATERIALS		4,968,846

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Aedas Homes SAU (b)	387	12,758
Big Yellow Group PLC	1,793	21,897
Segro PLC	6,520	55,637
		90,292
Real Estate Management & Development - 2.3%
Deutsche Wohnen AG (Bearer)	5,758	291,004
Fabege AB	1,534	20,494
Grand City Properties SA	6,231	169,967
Henderson Land Development Co. Ltd.	6,340	33,523
LEG Immobilien AG	2,431	296,711
Lendlease Group unit	5,626	82,872
Mitsui Fudosan Co. Ltd.	3,300	75,572
Nexity	339	20,678
Sino Land Ltd.	30,888	52,341
TAG Immobilien AG	2,990	73,578
Vonovia SE	8,992	461,232
		1,577,972

TOTAL REAL ESTATE		1,668,264

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.8%
Com Hem Holding AB	3,180	53,654
Deutsche Telekom AG	8,075	130,223
Hellenic Telecommunications Organization SA	5,043	64,332
HKT Trust/HKT Ltd. unit	44,000	56,845
Masmovil Ibercom SA (a)	151	17,054
Nippon Telegraph & Telephone Corp.	3,400	151,269
Spark New Zealand Ltd.	14,298	37,744
Telefonica Deutschland Holding AG	7,487	31,138
		542,259
Wireless Telecommunication Services - 3.1%
Advanced Info Service PCL (For. Reg.)	12,500	77,146
China Mobile Ltd.	42,268	397,436
KDDI Corp.	26,600	703,300
Rogers Communications, Inc. Class B (non-vtg.)	1,800	93,269
SK Telecom Co. Ltd.	1,378	323,812
SoftBank Corp.	3,700	342,573
Vodafone Group PLC	89,591	190,904
		2,128,440

TOTAL TELECOMMUNICATION SERVICES		2,670,699

UTILITIES - 1.7%
Electric Utilities - 1.0%
CLP Holdings Ltd.	7,500	88,151
DONG Energy A/S (b)	1,108	70,046
Fortum Corp.	5,746	145,399
Iberdrola SA	15,081	112,419
Red Electrica Corporacion SA	1,400	29,346
Scottish & Southern Energy PLC	15,999	259,998
		705,359
Gas Utilities - 0.3%
APA Group unit	9,630	69,230
China Resource Gas Group Ltd.	18,000	81,988
Rubis	345	20,423
		171,641
Multi-Utilities - 0.4%
E.ON AG	19,320	206,253
ENGIE	6,776	99,338
		305,591

TOTAL UTILITIES		1,182,591

TOTAL COMMON STOCKS
(Cost $47,777,167)		61,370,116

Nonconvertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Germany)	871	55,108
Volkswagen AG	3,405	556,650
		611,758
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	12,035	55,963
Household Products - 0.5%
Henkel AG & Co. KGaA	2,979	380,193

TOTAL CONSUMER STAPLES		436,156

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	760	16,403
MATERIALS - 0.1%
Chemicals - 0.1%
Fuchs Petrolub AG	854	50,010
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $936,439)		1,114,327

Equity Funds - 2.2%
Other - 2.2%
iShares MSCI Japan ETF
(Cost $1,383,666)	26,030	1,515,471
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.09% 9/20/18 to 11/29/18 (d)
(Cost $129,607)	130,000	129,626
	Shares

Money Market Funds - 5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (e)
(Cost $3,760,324)	3,760,324	3,760,324
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $53,987,203)		67,889,864
NET OTHER ASSETS (LIABILITIES) - 0.4%		244,358
NET ASSETS - 100%		$68,134,222

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	6	Sept. 2018	$684,750	$13,775	$13,775
ICE E-mini MSCI EAFE Index Contracts (United States)	18	Sept. 2018	1,762,920	1,814	1,814
TOTAL FUTURES CONTRACTS					$15,589

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,300,568.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,181 or 0.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,626.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,179,277	$3,760,250	$1,419,027	$--
Consumer Staples	7,444,100	3,583,868	3,860,232	--
Energy	3,420,199	1,384,169	2,036,030	--
Financials	10,353,986	7,260,893	3,093,093	--
Health Care	6,608,021	2,700,534	3,907,487	--
Industrials	10,154,684	7,603,616	2,551,068	--
Information Technology	8,783,766	7,192,438	1,591,328	0
Materials	5,018,856	3,876,289	1,142,567	--
Real Estate	1,668,264	1,668,264	--	--
Telecommunication Services	2,670,699	828,618	1,842,081	--
Utilities	1,182,591	686,994	495,597	--
Equity Funds	1,515,471	1,515,471	--	--
Other Short-Term Investments	129,626	--	129,626	--
Money Market Funds	3,760,324	3,760,324	--	--
Total Investments in Securities:	$67,889,864	$45,821,728	$22,068,136	$--
Derivative Instruments:
Assets
Futures Contracts	$15,589	$15,589	$--	$--
Total Assets	$15,589	$15,589	$--	$--
Total Derivative Instruments:	$15,589	$15,589	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$30,995,873

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$15,589	$0
Total Equity Risk	15,589	0
Total Value of Derivatives	$15,589	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

Japan	16.8%
United Kingdom	15.7%
United States of America	11.2%
Germany	9.7%
Switzerland	9.2%
France	8.9%
Netherlands	3.4%
Canada	2.8%
Hong Kong	2.3%
Spain	2.2%
Australia	2.2%
Cayman Islands	1.9%
Sweden	1.7%
Denmark	1.4%
Italy	1.3%
Korea (South)	1.2%
Taiwan	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $53,987,203)		$67,889,864
Cash		153
Foreign currency held at value (cost $65,900)		65,900
Receivable for investments sold		178,046
Receivable for fund shares sold		13,310
Dividends receivable		301,133
Interest receivable		5,849
Prepaid expenses		245
Other receivables		1,350
Total assets		68,455,850
Liabilities
Payable for investments purchased	$191,688
Payable for fund shares redeemed	14,490
Accrued management fee	41,091
Distribution and service plan fees payable	25
Payable for daily variation margin on futures contracts	10,140
Other affiliated payables	7,994
Custody fees payable	32,629
Audit fees payable	22,220
Other payables and accrued expenses	1,351
Total liabilities		321,628
Net Assets		$68,134,222
Net Assets consist of:
Paid in capital		$52,534,879
Undistributed net investment income		865,157
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		815,202
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,918,984
Net Assets		$68,134,222
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($67,888,397 ÷ 5,258,070 shares)		$12.91
Class L:
Net Asset Value, offering price and redemption price per share ($123,646 ÷ 9,588 shares)		$12.90
Class N:
Net Asset Value, offering price and redemption price per share ($122,179 ÷ 9,493 shares)		$12.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,293,140
Interest		32,474
Income before foreign taxes withheld		1,325,614
Less foreign taxes withheld		(120,575)
Total income		1,205,039
Expenses
Management fee	$218,216
Transfer agent fees	30,545
Distribution and service plan fees	154
Accounting fees and expenses	17,638
Custodian fees and expenses	50,681
Independent trustees' fees and expenses	424
Registration fees	29,182
Audit	29,531
Legal	490
Miscellaneous	328
Total expenses before reductions	377,189
Expense reductions	(37,788)
Total expenses after reductions		339,401
Net investment income (loss)		865,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,182,959
Foreign currency transactions	(18,750)
Futures contracts	(28,014)
Total net realized gain (loss)		1,136,195
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,582,968)
Assets and liabilities in foreign currencies	(3,683)
Futures contracts	72,057
Total change in net unrealized appreciation (depreciation)		(2,514,594)
Net gain (loss)		(1,378,399)
Net increase (decrease) in net assets resulting from operations		$(512,761)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$865,638	$944,143
Net realized gain (loss)	1,136,195	3,841,562
Change in net unrealized appreciation (depreciation)	(2,514,594)	8,007,445
Net increase (decrease) in net assets resulting from operations	(512,761)	12,793,150
Distributions to shareholders from net investment income	–	(983,893)
Distributions to shareholders from net realized gain	(2,156,974)	(646,573)
Total distributions	(2,156,974)	(1,630,466)
Share transactions - net increase (decrease)	2,964,292	(5,986,157)
Redemption fees	–	262
Total increase (decrease) in net assets	294,557	5,176,789
Net Assets
Beginning of period	67,839,665	62,662,876
End of period	$68,134,222	$67,839,665
Other Information
Undistributed net investment income end of period	$865,157	$–
Distributions in excess of net investment income end of period	$–	$(481)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers International Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$11.41	$10.31	$12.15	$12.80	$11.04
Income from Investment Operations
Net investment income (loss)B	.17	.17	.17	.16	.17	.27C
Net realized and unrealized gain (loss)	(.27)	2.16	1.14	(1.75)	(.03)	1.89
Total from investment operations	(.10)	2.33	1.31	(1.59)	.14	2.16
Distributions from net investment income	–	(.18)	(.17)	(.16)D	(.27)	(.17)
Distributions from net realized gain	(.43)	(.12)	(.04)	(.09)D	(.52)	(.23)
Total distributions	(.43)	(.30)	(.21)	(.25)	(.79)	(.40)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$12.91	$13.44	$11.41	$10.31	$12.15	$12.80
Total ReturnF,G	(.76)%	20.41%	12.84%	(13.34)%	1.25%	19.74%
Ratios to Average Net AssetsH
Expenses before reductions	1.11%I	1.12%	1.18%	1.10%	1.14%	1.20%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.04%	1.10%	1.14%	1.18%
Expenses net of all reductions	1.00%I	1.00%	1.04%	1.09%	1.12%	1.17%
Net investment income (loss)	2.54%I	1.33%	1.51%	1.34%	1.38%	2.29%C
Supplemental Data
Net assets, end of period (000 omitted)	$67,888	$67,592	$58,435	$55,756	$63,653	$68,582
Portfolio turnover rateJ	38%I	46%	50%	42%	41%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized expense ratios. The class indirectly bears it proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers International Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$11.40	$10.30	$12.14	$12.80	$12.62
Income from Investment Operations
Net investment income (loss)C	.17	.17	.17	.16	.17	.11D
Net realized and unrealized gain (loss)	(.26)	2.15	1.14	(1.75)	(.04)	.45
Total from investment operations	(.09)	2.32	1.31	(1.59)	.13	.56
Distributions from net investment income	–	(.18)	(.17)	(.16)E	(.28)	(.17)
Distributions from net realized gain	(.43)	(.12)	(.04)	(.09)E	(.52)	(.21)
Total distributions	(.43)	(.30)	(.21)	(.25)	(.79)F	(.38)
Redemption fees added to paid in capitalC	–	–G	–	–G	–G	–G
Net asset value, end of period	$12.90	$13.42	$11.40	$10.30	$12.14	$12.80
Total ReturnH,I	(.69)%	20.34%	12.85%	(13.35)%	1.21%	4.57%
Ratios to Average Net AssetsJ
Expenses before reductions	1.11%K	1.12%	1.19%	1.11%	1.15%	1.33%K
Expenses net of fee waivers, if any	1.00%K	1.00%	1.04%	1.10%	1.15%	1.18%K
Expenses net of all reductions	1.00%K	1.00%	1.04%	1.09%	1.13%	1.17%K
Net investment income (loss)	2.54%K	1.33%	1.51%	1.34%	1.38%	2.88%D,K
Supplemental Data
Net assets, end of period (000 omitted)	$124	$125	$103	$92	$106	$105
Portfolio turnover rateL	38%K	46%	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $.79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized expense ratios. The class indirectly bears it proportionate share of the expenses of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers International Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$11.38	$10.29	$12.13	$12.79	$12.62
Income from Investment Operations
Net investment income (loss)C	.15	.14	.14	.13	.14	.10D
Net realized and unrealized gain (loss)	(.27)	2.15	1.14	(1.75)	(.04)	.45
Total from investment operations	(.12)	2.29	1.28	(1.62)	.10	.55
Distributions from net investment income	–	(.15)	(.15)	(.13)E	(.24)	(.17)
Distributions from net realized gain	(.42)	(.11)	(.04)	(.09)E	(.52)	(.21)
Total distributions	(.42)	(.26)	(.19)	(.22)	(.76)	(.38)
Redemption fees added to paid in capitalC	–	–F	–	–F	–F	–F
Net asset value, end of period	$12.87	$13.41	$11.38	$10.29	$12.13	$12.79
Total ReturnG,H	(.88)%	20.17%	12.52%	(13.55)%	.95%	4.45%
Ratios to Average Net AssetsI
Expenses before reductions	1.36%J	1.37%	1.44%	1.35%	1.40%	1.59%J
Expenses net of fee waivers, if any	1.25%J	1.25%	1.29%	1.35%	1.40%	1.43%J
Expenses net of all reductions	1.24%J	1.24%	1.29%	1.34%	1.38%	1.42%J
Net investment income (loss)	2.29%J	1.09%	1.26%	1.09%	1.13%	2.63%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$122	$123	$103	$91	$105	$104
Portfolio turnover rateK	38%J	46%	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized expense ratios. The class indirectly bears it proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,350 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,684,479
Gross unrealized depreciation	(1,903,131)
Net unrealized appreciation (depreciation)	$13,781,348
Tax cost	$54,124,105

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,323,603 and $12,284,601, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .64% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), FIAM LLC (an affiliate of the investment adviser) and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Arrowstreet Capital, Limited Partnership, FIL Investment Advisors, Geode Capital Management, LLC and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$154	$154

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
International Multi-Manager	$30,426.09
Class L	60.10
Class N	59.10
	$30,545

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $97 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse International Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
International Multi-Manager	1.00%	$35,469
Class L	1.00%	68
Class N	1.25%	70

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,179 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
International Multi-Manager	$–	$910,033
Class F	–	70,900
Class L	–	1,617
Class N	–	1,343
Total	$–	$983,893
From net realized gain
International Multi-Manager	$2,149,132	$598,181
Class F	–	46,301
Class L	3,963	1,063
Class N	3,879	1,028
Total	$2,156,974	$646,573

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
International Multi-Manager
Shares sold	111,265	135,613	$1,444,543	$1,766,234
Reinvestment of distributions	166,729	113,547	2,149,132	1,508,214
Shares redeemed	(50,003)	(340,698)	(637,225)	(4,549,038)
Net increase (decrease)	227,991	(91,538)	$2,956,450	$(1,274,590)
Class F
Shares sold	–	165,777	$–	$2,109,750
Reinvestment of distributions	–	8,801	–	117,201
Shares redeemed	–	(526,427)	–	(6,943,569)
Net increase (decrease)	–	(351,849)	$–	$(4,716,618)
Class L
Reinvestment of distributions	307	202	3,963	2,680
Net increase (decrease)	307	202	$3,963	$2,680
Class N
Reinvestment of distributions	301	178	3,879	2,371
Net increase (decrease)	301	178	$3,879	$2,371

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
International Multi-Manager	1.00%
Actual		$1,000.00	$992.40	$5.02
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class L	1.00%
Actual		$1,000.00	$993.10	$5.02
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class N	1.25%
Actual		$1,000.00	$991.20	$6.27
Hypothetical-C		$1,000.00	$1,018.90	$6.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

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1.938046.106

Strategic Advisers® International Multi-Manager Fund Class L and Class N Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
iShares MSCI Japan ETF	2.2
Nestle SA (Reg. S)	1.6
Roche Holding AG (participation certificate)	1.4
BP PLC	1.3
British American Tobacco PLC (United Kingdom)	1.2
Linde AG	1.2
Amadeus IT Holding SA Class A	1.1
KDDI Corp.	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1.0
AstraZeneca PLC (United Kingdom)	1.0
13.0

Top Five Market Sectors as of August 31, 2018

(stocks only)	% of fund's net assets
Financials	15.2
Industrials	14.9
Information Technology	12.9
Consumer Staples	10.9
Health Care	9.7

Geographic Diversification (% of fund's net assets)

As of August 31, 2018
Japan	16.8%
United Kingdom	15.7%
United States of America*	11.2%
Germany	9.7%
Switzerland	9.2%
France	8.9%
Netherlands	3.4%
Canada	2.8%
Hong Kong	2.3%
Other	20.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Common Stocks	90.1%
Preferred Stocks	1.6%
Equity Funds	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.4%
Akasol AG	400	$23,911
Bridgestone Corp.	1,900	69,991
Compagnie Plastic Omnium	360	14,258
Koito Manufacturing Co. Ltd.	2,400	148,393
		256,553
Automobiles - 0.6%
Ferrari NV	477	62,399
Honda Motor Co. Ltd.	4,300	127,380
Isuzu Motors Ltd.	3,900	56,406
Subaru Corp.	1,600	47,535
Suzuki Motor Corp.	2,200	143,155
		436,875
Hotels, Restaurants & Leisure - 1.8%
Aristocrat Leisure Ltd.	3,280	74,489
Carnival PLC	5,765	346,736
Compass Group PLC	19,934	428,613
Galaxy Entertainment Group Ltd.	11,000	81,427
Greggs PLC	1,519	20,934
Huazhu Group Ltd. ADR	836	28,775
Kindred Group PLC (depositary receipt)	2,093	25,724
Melco Crown Entertainment Ltd. sponsored ADR	2,500	59,700
Paddy Power Betfair PLC	670	60,934
Yum China Holdings, Inc.	2,800	108,304
		1,235,636
Household Durables - 0.6%
Iida Group Holdings Co. Ltd.	1,600	29,549
Panasonic Corp.	7,200	85,770
Sony Corp.	2,600	147,843
Techtronic Industries Co. Ltd.	25,500	155,948
		419,110
Internet & Direct Marketing Retail - 0.2%
Ctrip.com International Ltd. ADR (a)	1,073	42,008
MakeMyTrip Ltd. (a)	784	24,814
Start Today Co. Ltd.	2,000	68,941
		135,763
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	800	31,032
Technogym SpA (b)	1,409	14,033
		45,065
Media - 0.5%
Informa PLC	2,425	23,969
ProSiebenSat.1 Media AG	1,480	38,907
Publicis Groupe SA	1	64
Telenet Group Holding NV	693	37,887
Vivendi SA	4,814	124,888
WPP PLC	7,930	131,516
		357,231
Multiline Retail - 0.1%
B&M European Value Retail S.A.	3,143	16,808
Dollarama, Inc.	1,435	54,266
		71,074
Specialty Retail - 0.6%
Chow Tai Fook Jewellery Group Ltd.	17,400	16,161
Dufry AG	523	64,697
Esprit Holdings Ltd. (a)	42,350	10,036
Hotel Shilla Co.	210	20,334
Mr Price Group Ltd.	1,719	26,360
Nitori Holdings Co. Ltd.	300	45,549
USS Co. Ltd.	9,400	177,239
Via Varejo SA unit	2,400	9,958
WH Smith PLC	1,588	42,493
		412,827
Textiles, Apparel & Luxury Goods - 1.8%
Compagnie Financiere Richemont SA Series A	2,893	255,455
ECLAT Textile Co. Ltd.	1,000	12,163
Gildan Activewear, Inc.	3,690	108,749
Hermes International SCA	78	50,720
Kering SA	475	258,035
Li Ning Co. Ltd. (a)	20,000	21,099
lululemon athletica, Inc. (a)	536	83,042
LVMH Moet Hennessy - Louis Vuitton SA	657	230,312
Moncler SpA	661	29,892
Puma AG	107	58,623
Shenzhou International Group Holdings Ltd.	3,000	39,369
Swatch Group AG (Bearer)	117	49,926
		1,197,385

TOTAL CONSUMER DISCRETIONARY		4,567,519

CONSUMER STAPLES - 10.3%
Beverages - 2.0%
Asahi Group Holdings	3,000	135,514
Coca-Cola European Partners PLC	1,400	59,696
Diageo PLC	12,215	427,214
Fever-Tree Drinks PLC	701	33,835
Heineken NV (Bearer)	2,103	207,832
ITO EN Ltd.	3,200	140,545
Kirin Holdings Co. Ltd.	1,600	39,564
Pernod Ricard SA	1,984	313,198
Royal Unibrew A/S	298	25,683
		1,383,081
Food & Staples Retailing - 0.5%
Bidcorp Ltd.	826	17,627
Sundrug Co. Ltd.	3,000	107,731
Tesco PLC	52,932	169,151
		294,509
Food Products - 3.0%
Aryzta AG	4,296	40,263
China Mengniu Dairy Co. Ltd.	19,000	54,830
Danone SA	6,501	511,953
Kerry Group PLC Class A	1,387	158,179
Lindt & Spruengli AG (participation certificate)	1	7,444
M. Dias Branco SA	1,800	18,698
Nestle SA (Reg. S)	13,254	1,111,045
Nissin Food Holdings Co. Ltd.	500	31,905
Toyo Suisan Kaisha Ltd.	3,300	121,623
		2,055,940
Household Products - 1.1%
Colgate-Palmolive Co.	3,668	243,592
Essity AB Class B	777	20,136
Reckitt Benckiser Group PLC	5,878	500,701
		764,429
Personal Products - 2.2%
Kao Corp.	5,000	388,129
Kobayashi Pharmaceutical Co. Ltd.	2,000	143,641
Kose Corp.	500	92,251
L'Oreal SA	1,391	333,738
Pola Orbis Holdings, Inc.	700	24,696
Shiseido Co. Ltd.	2,700	190,125
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,372	193,895
Unilever PLC	2,003	114,141
		1,480,616
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	17,208	832,132
Japan Tobacco, Inc.	7,500	197,237
		1,029,369

TOTAL CONSUMER STAPLES		7,007,944

ENERGY - 5.0%
Energy Equipment & Services - 0.3%
Core Laboratories NV	618	70,792
John Wood Group PLC	3,567	33,231
Tenaris SA	5,751	96,506
TGS Nopec Geophysical Co. ASA	984	37,372
		237,901
Oil, Gas & Consumable Fuels - 4.7%
BP PLC	123,716	881,002
Cairn Energy PLC (a)	22,960	71,142
Caltex Australia Ltd.	3,833	83,245
Enbridge, Inc.	2,494	85,064
Encana Corp.	18,970	251,189
Eni SpA	6,378	118,357
Equinor ASA	5,344	137,071
Galp Energia SGPS SA Class B	4,499	91,232
JX Holdings, Inc.	4,100	28,871
Lundin Petroleum AB	3,922	136,249
Neste Oyj	777	67,462
Oil Search Ltd. ADR	11,802	76,021
Royal Dutch Shell PLC:
Class A	4,102	133,411
Class B (United Kingdom)	10,234	338,765
SK Energy Co. Ltd.	238	41,183
Suncor Energy, Inc.	4,228	174,045
Total SA	7,463	467,989
		3,182,298

TOTAL ENERGY		3,420,199

FINANCIALS - 15.2%
Banks - 7.8%
AIB Group PLC	17,169	96,536
Akbank T.A.S.	31,538	27,666
Banco Santander SA (Spain)	8,930	44,375
Bankinter SA	14,382	127,942
Barclays PLC	200,879	460,158
BNP Paribas SA	5,981	351,149
BOC Hong Kong (Holdings) Ltd.	17,000	82,956
CaixaBank SA	40,537	180,698
Canadian Imperial Bank of Commerce	454	42,547
Chiba Bank Ltd.	5,300	34,821
Commerzbank AG (a)	4,755	44,955
Credicorp Ltd. (United States)	261	56,903
Danske Bank A/S	2,322	68,316
DBS Group Holdings Ltd.	4,500	81,800
DNB ASA	2,953	60,144
Erste Group Bank AG	5,131	204,106
FinecoBank SpA	4,208	50,139
Hang Seng Bank Ltd.	2,100	56,936
HDFC Bank Ltd. sponsored ADR	2,684	271,809
ING Groep NV (Certificaten Van Aandelen)	6,468	87,860
Intesa Sanpaolo SpA	85,656	211,463
Jyske Bank A/S (Reg.)	1,823	92,481
KBC Groep NV	4,710	334,589
Lloyds Banking Group PLC	292,735	225,500
Mebuki Financial Group, Inc.	8,600	30,496
Metro Bank PLC (a)	339	12,236
Mitsubishi UFJ Financial Group, Inc.	65,000	392,905
Nordea Bank AB	7,831	84,603
North Pacific Bank Ltd.	7,700	25,988
PT Bank Central Asia Tbk	59,700	100,513
Societe Generale Series A	2,573	105,357
Standard Chartered PLC (United Kingdom)	17,295	140,609
Sumitomo Mitsui Financial Group, Inc.	4,300	169,048
Svenska Handelsbanken AB (A Shares)	10,399	126,095
Swedbank AB (A Shares)	2,471	57,498
Sydbank A/S	864	25,292
The Hachijuni Bank Ltd.	5,200	23,213
The Toronto-Dominion Bank	3,268	196,956
Unicaja Banco SA (b)	22,000	34,474
UniCredit SpA	25,592	369,363
United Overseas Bank Ltd.	4,903	96,663
		5,287,158
Capital Markets - 2.2%
3i Group PLC	5,403	62,790
Amundi SA (b)	264	19,030
Banca Generali SpA	1,356	33,305
Close Brothers Group PLC	717	14,836
Credit Suisse Group AG	6,483	97,080
Daiwa Securities Group, Inc.	4,600	27,589
Euronext NV (b)	231	15,176
IG Group Holdings PLC	3,061	35,875
Intermediate Capital Group PLC	2,056	27,961
Julius Baer Group Ltd.	3,509	186,192
London Stock Exchange Group PLC	1,504	90,162
Macquarie Group Ltd.	1,825	169,772
Partners Group Holding AG	151	118,557
St. James's Place Capital PLC	2,349	34,458
Thomson Reuters Corp.	2,126	94,554
TMX Group Ltd.	1,592	106,743
UBS Group AG	22,422	350,123
		1,484,203
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	6,400	131,041
Diversified Financial Services - 0.5%
Cerved Information Solutions SpA	2,947	30,718
Challenger Ltd.	5,924	46,122
ORIX Corp.	9,500	152,790
RMB Holdings Ltd.	5,200	29,831
Standard Life PLC	18,054	74,174
Zenkoku Hosho Co. Ltd.	300	12,150
		345,785
Insurance - 4.5%
AIA Group Ltd.	57,000	491,658
Allianz SE	606	129,164
Aon PLC	1,064	154,876
Aviva PLC	42,233	265,705
Beazley PLC	3,692	28,456
Direct Line Insurance Group PLC	4,258	18,267
Fairfax Financial Holdings Ltd. (sub. vtg.)	185	101,567
Hiscox Ltd.	11,538	252,050
Insurance Australia Group Ltd.	14,596	81,006
Jardine Lloyd Thompson Group PLC	3,190	59,719
Manulife Financial Corp.	6,600	120,772
Muenchener Rueckversicherungs AG	380	81,954
NKSJ Holdings, Inc.	4,600	196,404
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	10,500	101,137
Prudential PLC	18,301	411,493
QBE Insurance Group Ltd.	9,278	73,436
Sony Financial Holdings, Inc.	2,800	55,819
Swiss Re Ltd.	1,458	131,111
Tokio Marine Holdings, Inc.	1,500	70,700
Zurich Insurance Group AG	921	280,505
		3,105,799

TOTAL FINANCIALS		10,353,986

HEALTH CARE - 9.7%
Biotechnology - 0.5%
3SBio, Inc. (b)	9,000	17,177
Abcam PLC	1,041	20,460
CSL Ltd.	842	137,594
Grifols SA	833	24,492
HUGEL, Inc. (a)	28	10,760
Shire PLC	1,551	90,719
Swedish Orphan Biovitrum AB (a)	1,290	41,104
Wuxi Biologics (Cayman), Inc. (a)	3,000	29,623
		371,929
Health Care Equipment & Supplies - 2.0%
Ambu A/S Series B	459	17,196
ASAHI INTECC Co. Ltd.	736	28,053
Carl Zeiss Meditec AG	552	48,888
Coloplast A/S Series B	751	80,383
Dentsply Sirona, Inc.	1,309	52,255
DiaSorin S.p.A.	198	21,558
Essilor International SA	1,003	144,714
Hoya Corp.	1,200	70,168
Koninklijke Philips Electronics NV	6,118	273,365
Nihon Kohden Corp.	3,800	111,151
Straumann Holding AG	101	80,498
Terumo Corp.	7,900	435,847
		1,364,076
Health Care Providers & Services - 0.2%
NMC Health PLC	405	20,603
Orpea	265	35,835
Sonic Healthcare Ltd.	3,347	63,017
		119,455
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SA	117	66,057
ICON PLC (a)	430	64,079
Lonza Group AG	739	237,807
Morphosys AG (a)	694	81,926
QIAGEN NV (a)	1,583	61,690
		511,559
Pharmaceuticals - 6.2%
AstraZeneca PLC (United Kingdom)	8,823	665,905
Bayer AG	3,085	287,906
Chugai Pharmaceutical Co. Ltd.	600	34,776
CSPC Pharmaceutical Group Ltd.	18,000	45,409
Dechra Pharmaceuticals PLC	647	26,171
GlaxoSmithKline PLC	7,826	158,499
Ipsen SA	723	128,527
Novartis AG	6,511	540,167
Novo Nordisk A/S Series B	7,700	379,042
Recordati SpA	971	34,004
Roche Holding AG (participation certificate)	3,776	936,273
Rohto Pharmaceutical Co. Ltd.	2,500	79,876
Sanofi SA	1,515	130,098
Santen Pharmaceutical Co. Ltd.	20,000	308,163
Shionogi & Co. Ltd.	700	40,673
Takeda Pharmaceutical Co. Ltd.	10,300	429,110
		4,224,599

TOTAL HEALTH CARE		6,591,618

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.4%
Airbus Group NV	1,427	176,150
BAE Systems PLC	7,090	55,791
Cobham PLC (a)	106,948	172,484
MTU Aero Engines Holdings AG	765	167,738
Rolls-Royce Holdings PLC	20,419	266,046
Thales SA	819	115,362
		953,571
Air Freight & Logistics - 0.3%
Deutsche Post AG	3,698	134,486
Yamato Holdings Co. Ltd.	3,200	95,156
		229,642
Airlines - 0.5%
Japan Airlines Co. Ltd.	6,800	245,108
Ryanair Holdings PLC sponsored ADR (a)	622	63,363
		308,471
Building Products - 1.2%
Agc, Inc.	1,600	64,081
Belimo Holding AG (Reg.)	4	20,366
Compagnie de St. Gobain	1,494	64,420
Daikin Industries Ltd.	3,400	433,223
Geberit AG (Reg.)	105	47,752
Kingspan Group PLC (Ireland)	974	47,326
Nichias Corp.	1,000	13,005
Toto Ltd.	3,300	139,591
		829,764
Commercial Services & Supplies - 0.9%
Brambles Ltd.	31,721	250,162
Rentokil Initial PLC	17,857	75,240
Ritchie Brothers Auctioneers, Inc.	1,878	71,594
Secom Co. Ltd.	1,800	148,150
Sohgo Security Services Co., Ltd.	900	39,609
		584,755
Construction & Engineering - 1.0%
ACS Actividades de Construccion y Servicios SA	1,066	44,396
Balfour Beatty PLC	39,817	149,545
Bouygues SA	1,446	63,831
Eiffage SA	578	65,052
Taisei Corp.	1,600	71,569
VINCI SA	2,878	275,006
		669,399
Electrical Equipment - 2.3%
ABB Ltd. (Reg.)	16,559	389,992
Legrand SA	4,392	330,861
Melrose Industries PLC	59,321	171,425
Nidec Corp.	500	72,473
Schneider Electric SA	7,579	615,907
		1,580,658
Industrial Conglomerates - 0.2%
Bidvest Group Ltd.	826	12,141
CK Hutchison Holdings Ltd.	6,920	79,747
Nolato AB Series B	210	14,834
Toshiba Corp. (a)	17,000	50,797
		157,519
Machinery - 3.2%
Alfa Laval AB	5,239	140,411
Atlas Copco AB (A Shares)	3,165	90,224
CNH Industrial NV	5,020	60,018
Epiroc AB Class A (a)	5,097	52,948
Fanuc Corp.	700	137,259
GEA Group AG	5,866	222,857
HIWIN Technologies Corp.	2,060	18,608
HIWIN Technologies Corp. rights 8/31/18 (a)	68	60
Hoshizaki Corp.	900	85,375
IMI PLC	8,916	139,635
Interpump Group SpA	617	19,423
KION Group AG	306	20,892
Kubota Corp.	10,300	160,975
Makita Corp.	600	27,216
Minebea Mitsumi, Inc.	2,800	52,568
Misumi Group, Inc.	3,500	90,217
Mitsubishi Heavy Industries Ltd.	1,100	40,848
Nordson Corp.	809	112,467
NORMA Group AG	218	14,449
Rotork PLC	7,336	32,146
Schindler Holding AG (participation certificate)	776	185,103
SMC Corp.	300	99,820
Spirax-Sarco Engineering PLC	2,289	211,588
Sumitomo Heavy Industries Ltd.	1,200	39,042
The Weir Group PLC	2,786	67,705
Wartsila Corp.	1,380	29,137
WashTec AG	92	8,928
		2,159,919
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	26	40,295
Professional Services - 1.7%
51job, Inc. sponsored ADR (a)	234	18,091
Experian PLC	7,844	195,252
Intertek Group PLC	2,342	155,883
Nihon M&A Center, Inc.	900	23,563
Recruit Holdings Co. Ltd.	2,600	79,257
RELX NV	10,303	228,479
SEEK Ltd.	1,983	31,933
SGS SA (Reg.)	70	184,380
SR Teleperformance SA	265	50,908
TechnoPro Holdings, Inc.	700	43,659
Wolters Kluwer NV	2,389	151,408
		1,162,813
Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	999	210,127
DSV de Sammensluttede Vognmaend A/S	1,700	159,301
East Japan Railway Co.	3,300	298,636
Globaltrans Investment PLC GDR (Reg. S)	1,081	11,891
Sankyu, Inc.	400	21,240
		701,195
Trading Companies & Distributors - 0.8%
Ashtead Group PLC	4,479	137,157
Brenntag AG	1,498	90,313
Bunzl PLC	2,369	73,650
Finning International, Inc.	622	14,456
Itochu Corp.	7,400	129,438
MonotaRO Co. Ltd.	300	17,037
Rexel SA	2,003	31,504
Ferguson PLC	696	55,773
		549,328
Transportation Infrastructure - 0.3%
Aena Sme SA	407	72,045
Airports of Thailand PCL (For. Reg.)	7,600	15,500
China Merchants Holdings International Co. Ltd.	32,346	66,021
Kamigumi Co. Ltd.	900	18,274
Malaysia Airports Holdings Bhd	24,400	55,515
		227,355

TOTAL INDUSTRIALS		10,154,684

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	16,726	141,131
Electronic Equipment & Components - 1.9%
China High Precision Automation Group Ltd. (a)(c)	15,000	0
Electrocomponents PLC	2,323	22,340
Halma PLC	9,382	174,178
Hexagon AB (B Shares)	1,885	111,964
Hirose Electric Co. Ltd.	892	106,131
Hitachi High-Technologies Corp.	800	31,428
Hitachi Ltd.	19,000	124,062
Keyence Corp.	400	226,406
Murata Manufacturing Co. Ltd.	200	34,533
OMRON Corp.	2,100	94,028
Renishaw PLC	311	22,015
Samsung SDI Co. Ltd.	203	42,953
Shimadzu Corp.	2,100	62,276
Spectris PLC	2,351	71,749
TDK Corp.	700	78,688
Topcon Corp.	1,300	22,698
Yokogawa Electric Corp.	2,500	51,278
		1,276,727
Internet Software & Services - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,168	204,412
Baidu.com, Inc. sponsored ADR (a)	1,435	324,999
Baozun, Inc. sponsored ADR (a)	390	20,822
Just Eat Holding Ltd. (a)	7,377	73,317
NAVER Corp.	131	88,323
realestate.com.au Ltd.	853	55,883
Scout24 AG (b)	916	47,378
Shopify, Inc. Class A (a)	558	81,182
Tencent Holdings Ltd.	3,500	150,455
Weibo Corp. sponsored ADR (a)	377	28,931
Wix.com Ltd. (a)	297	32,997
Yandex NV Series A (a)	662	21,270
		1,129,969
IT Services - 3.2%
Adyen BV (b)	100	70,109
Amadeus IT Holding SA Class A	7,940	736,571
Capgemini SA	1,501	192,958
Cognizant Technology Solutions Corp. Class A	2,219	174,036
Endava PLC ADR (a)	700	18,354
EPAM Systems, Inc. (a)	847	121,062
IT Holdings Corp.	800	38,592
MasterCard, Inc. Class A	428	92,260
Netcompany Group A/S	1,025	41,497
Nomura Research Institute Ltd.	5,900	293,646
OBIC Co. Ltd.	1,500	140,941
Wirecard AG	1,054	234,042
		2,154,068
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	2,075	205,114
ASML Holding NV (Netherlands)	1,097	224,309
Infineon Technologies AG	6,996	177,902
Mellanox Technologies Ltd. (a)	727	60,486
NVIDIA Corp.	298	83,643
Silicon Motion Technology Corp. sponsored ADR	800	47,120
Siltronic AG	131	18,977
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	16,080	701,088
Texas Instruments, Inc.	1,187	133,419
Tokyo Electron Ltd.	300	51,075
		1,703,133
Software - 2.9%
ANSYS, Inc. (a)	880	163,662
Aveva Group PLC	829	30,523
Cadence Design Systems, Inc. (a)	5,997	282,099
Check Point Software Technologies Ltd. (a)	1,476	171,496
Dassault Systemes SA	2,330	377,555
Descartes Systems Group, Inc. (Canada) (a)	413	14,419
Micro Focus International PLC	10,081	171,144
Nintendo Co. Ltd.	400	143,980
SAP SE	4,426	531,332
Temenos Group AG	95	17,152
Trend Micro, Inc.	700	44,100
Ubisoft Entertainment SA (a)	595	63,995
		2,011,457
Technology Hardware, Storage & Peripherals - 0.5%
Logitech International SA (Reg.)	999	49,308
Samsung Electronics Co. Ltd.	7,320	317,973
		367,281

TOTAL INFORMATION TECHNOLOGY		8,783,766

MATERIALS - 7.3%
Chemicals - 5.7%
Air Liquide SA	303	38,160
Akzo Nobel NV	6,050	565,455
Arkema SA	892	111,718
BASF AG	5,389	497,973
Croda International PLC	3,928	259,715
Givaudan SA	222	540,084
Johnson Matthey PLC	489	22,163
JSR Corp.	3,200	62,122
K&S AG	2,277	51,790
Kansai Paint Co. Ltd.	1,600	31,637
Linde AG	3,588	817,128
Mitsui Chemicals, Inc.	2,100	54,319
Nitto Denko Corp.	1,100	85,418
Orica Ltd.	106	1,340
Shin-Etsu Chemical Co. Ltd.	400	37,530
Sika AG	1,232	182,655
Symrise AG	3,585	334,817
Synthomer PLC	2,240	16,466
Umicore SA	1,330	74,164
Victrex PLC	1,437	59,020
Yara International ASA	1,187	54,636
		3,898,310
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd. (H Shares)	12,000	73,082
CRH PLC	2,150	71,325
James Hardie Industries PLC CDI	3,711	56,478
		200,885
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	1,636	66,806
Metals & Mining - 1.1%
BHP Billiton Ltd.	5,729	137,624
BHP Billiton PLC	10,171	217,604
Boliden AB	1,753	45,890
Glencore Xstrata PLC	21,991	89,394
Randgold Resources Ltd.	206	13,444
Rio Tinto PLC	4,308	204,597
South32 Ltd.	9,145	22,879
		731,432
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	2,404	44,745
UPM-Kymmene Corp.	692	26,668
		71,413

TOTAL MATERIALS		4,968,846

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Aedas Homes SAU (b)	387	12,758
Big Yellow Group PLC	1,793	21,897
Segro PLC	6,520	55,637
		90,292
Real Estate Management & Development - 2.3%
Deutsche Wohnen AG (Bearer)	5,758	291,004
Fabege AB	1,534	20,494
Grand City Properties SA	6,231	169,967
Henderson Land Development Co. Ltd.	6,340	33,523
LEG Immobilien AG	2,431	296,711
Lendlease Group unit	5,626	82,872
Mitsui Fudosan Co. Ltd.	3,300	75,572
Nexity	339	20,678
Sino Land Ltd.	30,888	52,341
TAG Immobilien AG	2,990	73,578
Vonovia SE	8,992	461,232
		1,577,972

TOTAL REAL ESTATE		1,668,264

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.8%
Com Hem Holding AB	3,180	53,654
Deutsche Telekom AG	8,075	130,223
Hellenic Telecommunications Organization SA	5,043	64,332
HKT Trust/HKT Ltd. unit	44,000	56,845
Masmovil Ibercom SA (a)	151	17,054
Nippon Telegraph & Telephone Corp.	3,400	151,269
Spark New Zealand Ltd.	14,298	37,744
Telefonica Deutschland Holding AG	7,487	31,138
		542,259
Wireless Telecommunication Services - 3.1%
Advanced Info Service PCL (For. Reg.)	12,500	77,146
China Mobile Ltd.	42,268	397,436
KDDI Corp.	26,600	703,300
Rogers Communications, Inc. Class B (non-vtg.)	1,800	93,269
SK Telecom Co. Ltd.	1,378	323,812
SoftBank Corp.	3,700	342,573
Vodafone Group PLC	89,591	190,904
		2,128,440

TOTAL TELECOMMUNICATION SERVICES		2,670,699

UTILITIES - 1.7%
Electric Utilities - 1.0%
CLP Holdings Ltd.	7,500	88,151
DONG Energy A/S (b)	1,108	70,046
Fortum Corp.	5,746	145,399
Iberdrola SA	15,081	112,419
Red Electrica Corporacion SA	1,400	29,346
Scottish & Southern Energy PLC	15,999	259,998
		705,359
Gas Utilities - 0.3%
APA Group unit	9,630	69,230
China Resource Gas Group Ltd.	18,000	81,988
Rubis	345	20,423
		171,641
Multi-Utilities - 0.4%
E.ON AG	19,320	206,253
ENGIE	6,776	99,338
		305,591

TOTAL UTILITIES		1,182,591

TOTAL COMMON STOCKS
(Cost $47,777,167)		61,370,116

Nonconvertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Germany)	871	55,108
Volkswagen AG	3,405	556,650
		611,758
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	12,035	55,963
Household Products - 0.5%
Henkel AG & Co. KGaA	2,979	380,193

TOTAL CONSUMER STAPLES		436,156

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	760	16,403
MATERIALS - 0.1%
Chemicals - 0.1%
Fuchs Petrolub AG	854	50,010
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $936,439)		1,114,327

Equity Funds - 2.2%
Other - 2.2%
iShares MSCI Japan ETF
(Cost $1,383,666)	26,030	1,515,471
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.09% 9/20/18 to 11/29/18 (d)
(Cost $129,607)	130,000	129,626
	Shares

Money Market Funds - 5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (e)
(Cost $3,760,324)	3,760,324	3,760,324
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $53,987,203)		67,889,864
NET OTHER ASSETS (LIABILITIES) - 0.4%		244,358
NET ASSETS - 100%		$68,134,222

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	6	Sept. 2018	$684,750	$13,775	$13,775
ICE E-mini MSCI EAFE Index Contracts (United States)	18	Sept. 2018	1,762,920	1,814	1,814
TOTAL FUTURES CONTRACTS					$15,589

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,300,568.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,181 or 0.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,626.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,179,277	$3,760,250	$1,419,027	$--
Consumer Staples	7,444,100	3,583,868	3,860,232	--
Energy	3,420,199	1,384,169	2,036,030	--
Financials	10,353,986	7,260,893	3,093,093	--
Health Care	6,608,021	2,700,534	3,907,487	--
Industrials	10,154,684	7,603,616	2,551,068	--
Information Technology	8,783,766	7,192,438	1,591,328	0
Materials	5,018,856	3,876,289	1,142,567	--
Real Estate	1,668,264	1,668,264	--	--
Telecommunication Services	2,670,699	828,618	1,842,081	--
Utilities	1,182,591	686,994	495,597	--
Equity Funds	1,515,471	1,515,471	--	--
Other Short-Term Investments	129,626	--	129,626	--
Money Market Funds	3,760,324	3,760,324	--	--
Total Investments in Securities:	$67,889,864	$45,821,728	$22,068,136	$--
Derivative Instruments:
Assets
Futures Contracts	$15,589	$15,589	$--	$--
Total Assets	$15,589	$15,589	$--	$--
Total Derivative Instruments:	$15,589	$15,589	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$30,995,873

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$15,589	$0
Total Equity Risk	15,589	0
Total Value of Derivatives	$15,589	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

Japan	16.8%
United Kingdom	15.7%
United States of America	11.2%
Germany	9.7%
Switzerland	9.2%
France	8.9%
Netherlands	3.4%
Canada	2.8%
Hong Kong	2.3%
Spain	2.2%
Australia	2.2%
Cayman Islands	1.9%
Sweden	1.7%
Denmark	1.4%
Italy	1.3%
Korea (South)	1.2%
Taiwan	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $53,987,203)		$67,889,864
Cash		153
Foreign currency held at value (cost $65,900)		65,900
Receivable for investments sold		178,046
Receivable for fund shares sold		13,310
Dividends receivable		301,133
Interest receivable		5,849
Prepaid expenses		245
Other receivables		1,350
Total assets		68,455,850
Liabilities
Payable for investments purchased	$191,688
Payable for fund shares redeemed	14,490
Accrued management fee	41,091
Distribution and service plan fees payable	25
Payable for daily variation margin on futures contracts	10,140
Other affiliated payables	7,994
Custody fees payable	32,629
Audit fees payable	22,220
Other payables and accrued expenses	1,351
Total liabilities		321,628
Net Assets		$68,134,222
Net Assets consist of:
Paid in capital		$52,534,879
Undistributed net investment income		865,157
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		815,202
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,918,984
Net Assets		$68,134,222
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($67,888,397 ÷ 5,258,070 shares)		$12.91
Class L:
Net Asset Value, offering price and redemption price per share ($123,646 ÷ 9,588 shares)		$12.90
Class N:
Net Asset Value, offering price and redemption price per share ($122,179 ÷ 9,493 shares)		$12.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,293,140
Interest		32,474
Income before foreign taxes withheld		1,325,614
Less foreign taxes withheld		(120,575)
Total income		1,205,039
Expenses
Management fee	$218,216
Transfer agent fees	30,545
Distribution and service plan fees	154
Accounting fees and expenses	17,638
Custodian fees and expenses	50,681
Independent trustees' fees and expenses	424
Registration fees	29,182
Audit	29,531
Legal	490
Miscellaneous	328
Total expenses before reductions	377,189
Expense reductions	(37,788)
Total expenses after reductions		339,401
Net investment income (loss)		865,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,182,959
Foreign currency transactions	(18,750)
Futures contracts	(28,014)
Total net realized gain (loss)		1,136,195
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,582,968)
Assets and liabilities in foreign currencies	(3,683)
Futures contracts	72,057
Total change in net unrealized appreciation (depreciation)		(2,514,594)
Net gain (loss)		(1,378,399)
Net increase (decrease) in net assets resulting from operations		$(512,761)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$865,638	$944,143
Net realized gain (loss)	1,136,195	3,841,562
Change in net unrealized appreciation (depreciation)	(2,514,594)	8,007,445
Net increase (decrease) in net assets resulting from operations	(512,761)	12,793,150
Distributions to shareholders from net investment income	–	(983,893)
Distributions to shareholders from net realized gain	(2,156,974)	(646,573)
Total distributions	(2,156,974)	(1,630,466)
Share transactions - net increase (decrease)	2,964,292	(5,986,157)
Redemption fees	–	262
Total increase (decrease) in net assets	294,557	5,176,789
Net Assets
Beginning of period	67,839,665	62,662,876
End of period	$68,134,222	$67,839,665
Other Information
Undistributed net investment income end of period	$865,157	$–
Distributions in excess of net investment income end of period	$–	$(481)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers International Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$11.41	$10.31	$12.15	$12.80	$11.04
Income from Investment Operations
Net investment income (loss)B	.17	.17	.17	.16	.17	.27C
Net realized and unrealized gain (loss)	(.27)	2.16	1.14	(1.75)	(.03)	1.89
Total from investment operations	(.10)	2.33	1.31	(1.59)	.14	2.16
Distributions from net investment income	–	(.18)	(.17)	(.16)D	(.27)	(.17)
Distributions from net realized gain	(.43)	(.12)	(.04)	(.09)D	(.52)	(.23)
Total distributions	(.43)	(.30)	(.21)	(.25)	(.79)	(.40)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$12.91	$13.44	$11.41	$10.31	$12.15	$12.80
Total ReturnF,G	(.76)%	20.41%	12.84%	(13.34)%	1.25%	19.74%
Ratios to Average Net AssetsH
Expenses before reductions	1.11%I	1.12%	1.18%	1.10%	1.14%	1.20%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.04%	1.10%	1.14%	1.18%
Expenses net of all reductions	1.00%I	1.00%	1.04%	1.09%	1.12%	1.17%
Net investment income (loss)	2.54%I	1.33%	1.51%	1.34%	1.38%	2.29%C
Supplemental Data
Net assets, end of period (000 omitted)	$67,888	$67,592	$58,435	$55,756	$63,653	$68,582
Portfolio turnover rateJ	38%I	46%	50%	42%	41%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized expense ratios. The class indirectly bears it proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers International Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$11.40	$10.30	$12.14	$12.80	$12.62
Income from Investment Operations
Net investment income (loss)C	.17	.17	.17	.16	.17	.11D
Net realized and unrealized gain (loss)	(.26)	2.15	1.14	(1.75)	(.04)	.45
Total from investment operations	(.09)	2.32	1.31	(1.59)	.13	.56
Distributions from net investment income	–	(.18)	(.17)	(.16)E	(.28)	(.17)
Distributions from net realized gain	(.43)	(.12)	(.04)	(.09)E	(.52)	(.21)
Total distributions	(.43)	(.30)	(.21)	(.25)	(.79)F	(.38)
Redemption fees added to paid in capitalC	–	–G	–	–G	–G	–G
Net asset value, end of period	$12.90	$13.42	$11.40	$10.30	$12.14	$12.80
Total ReturnH,I	(.69)%	20.34%	12.85%	(13.35)%	1.21%	4.57%
Ratios to Average Net AssetsJ
Expenses before reductions	1.11%K	1.12%	1.19%	1.11%	1.15%	1.33%K
Expenses net of fee waivers, if any	1.00%K	1.00%	1.04%	1.10%	1.15%	1.18%K
Expenses net of all reductions	1.00%K	1.00%	1.04%	1.09%	1.13%	1.17%K
Net investment income (loss)	2.54%K	1.33%	1.51%	1.34%	1.38%	2.88%D,K
Supplemental Data
Net assets, end of period (000 omitted)	$124	$125	$103	$92	$106	$105
Portfolio turnover rateL	38%K	46%	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $.79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized expense ratios. The class indirectly bears it proportionate share of the expenses of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers International Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$11.38	$10.29	$12.13	$12.79	$12.62
Income from Investment Operations
Net investment income (loss)C	.15	.14	.14	.13	.14	.10D
Net realized and unrealized gain (loss)	(.27)	2.15	1.14	(1.75)	(.04)	.45
Total from investment operations	(.12)	2.29	1.28	(1.62)	.10	.55
Distributions from net investment income	–	(.15)	(.15)	(.13)E	(.24)	(.17)
Distributions from net realized gain	(.42)	(.11)	(.04)	(.09)E	(.52)	(.21)
Total distributions	(.42)	(.26)	(.19)	(.22)	(.76)	(.38)
Redemption fees added to paid in capitalC	–	–F	–	–F	–F	–F
Net asset value, end of period	$12.87	$13.41	$11.38	$10.29	$12.13	$12.79
Total ReturnG,H	(.88)%	20.17%	12.52%	(13.55)%	.95%	4.45%
Ratios to Average Net AssetsI
Expenses before reductions	1.36%J	1.37%	1.44%	1.35%	1.40%	1.59%J
Expenses net of fee waivers, if any	1.25%J	1.25%	1.29%	1.35%	1.40%	1.43%J
Expenses net of all reductions	1.24%J	1.24%	1.29%	1.34%	1.38%	1.42%J
Net investment income (loss)	2.29%J	1.09%	1.26%	1.09%	1.13%	2.63%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$122	$123	$103	$91	$105	$104
Portfolio turnover rateK	38%J	46%	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized expense ratios. The class indirectly bears it proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,350 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,684,479
Gross unrealized depreciation	(1,903,131)
Net unrealized appreciation (depreciation)	$13,781,348
Tax cost	$54,124,105

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,323,603 and $12,284,601, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .64% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), FIAM LLC (an affiliate of the investment adviser) and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Arrowstreet Capital, Limited Partnership, FIL Investment Advisors, Geode Capital Management, LLC and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$154	$154

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
International Multi-Manager	$30,426.09
Class L	60.10
Class N	59.10
	$30,545

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $97 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse International Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
International Multi-Manager	1.00%	$35,469
Class L	1.00%	68
Class N	1.25%	70

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,179 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
International Multi-Manager	$–	$910,033
Class F	–	70,900
Class L	–	1,617
Class N	–	1,343
Total	$–	$983,893
From net realized gain
International Multi-Manager	$2,149,132	$598,181
Class F	–	46,301
Class L	3,963	1,063
Class N	3,879	1,028
Total	$2,156,974	$646,573

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
International Multi-Manager
Shares sold	111,265	135,613	$1,444,543	$1,766,234
Reinvestment of distributions	166,729	113,547	2,149,132	1,508,214
Shares redeemed	(50,003)	(340,698)	(637,225)	(4,549,038)
Net increase (decrease)	227,991	(91,538)	$2,956,450	$(1,274,590)
Class F
Shares sold	–	165,777	$–	$2,109,750
Reinvestment of distributions	–	8,801	–	117,201
Shares redeemed	–	(526,427)	–	(6,943,569)
Net increase (decrease)	–	(351,849)	$–	$(4,716,618)
Class L
Reinvestment of distributions	307	202	3,963	2,680
Net increase (decrease)	307	202	$3,963	$2,680
Class N
Reinvestment of distributions	301	178	3,879	2,371
Net increase (decrease)	301	178	$3,879	$2,371

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
International Multi-Manager	1.00%
Actual		$1,000.00	$992.40	$5.02
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class L	1.00%
Actual		$1,000.00	$993.10	$5.02
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class N	1.25%
Actual		$1,000.00	$991.20	$6.27
Hypothetical-C		$1,000.00	$1,018.90	$6.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

STG-L-STG-N-SANN-1018
1.9585953.104

Strategic Advisers® Small-Mid Cap Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI Small-Mid Cap 500 Index Fund	4.1
Fidelity Small Cap Index Fund Institutional Premium Class	4.1
AB Discovery Value Fund Advisor Class	3.2
Fidelity SAI Real Estate Index Fund	1.1
Skechers U.S.A., Inc. Class A (sub. vtg.)	0.7
SVB Financial Group	0.5
SS&C Technologies Holdings, Inc.	0.5
Ciena Corp.	0.4
Euronet Worldwide, Inc.	0.4
Pool Corp.	0.4
15.4

Top Five Market Sectors as of August 31, 2018

(stocks only)	% of fund's net assets
Information Technology	18.6
Industrials	15.7
Consumer Discretionary	12.8
Financials	12.6
Health Care	11.1

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Common Stocks	85.3%
Mid-Cap Blend Funds	4.1%
Small Blend Funds	4.1%
Small Growth Funds	0.1%
Small Value Funds	3.4%
Sector Funds	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	277,421	$4,913,126
BorgWarner, Inc.	133,700	5,852,049
Cooper Tire & Rubber Co.	192,451	5,552,211
Cooper-Standard Holding, Inc. (a)	49,200	6,810,756
Dana Holding Corp.	342,877	6,710,103
Delphi Technologies PLC	287,563	10,130,844
Dorman Products, Inc. (a)	20,150	1,631,747
Gentex Corp.	190,230	4,447,577
LCI Industries	112,945	10,498,238
Lear Corp.	41,700	6,763,740
Standard Motor Products, Inc.	41,066	2,084,921
The Goodyear Tire & Rubber Co.	283,110	6,423,766
Tower International, Inc.	91,500	3,092,700
Visteon Corp. (a)	69,090	7,626,845
		82,538,623
Automobiles - 0.3%
Harley-Davidson, Inc.	115,400	4,918,348
Thor Industries, Inc.	185,684	17,721,681
		22,640,029
Distributors - 0.6%
LKQ Corp. (a)	440,943	15,221,352
Pool Corp.	222,995	36,629,159
		51,850,511
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	10,662	370,505
Bright Horizons Family Solutions, Inc. (a)	199,772	23,858,770
Chegg, Inc. (a)	152,759	4,946,336
Grand Canyon Education, Inc. (a)	236,759	28,207,467
ServiceMaster Global Holdings, Inc. (a)	588,724	35,482,395
Sotheby's Class A (Ltd. vtg.) (a)	70,491	3,384,978
Strategic Education, Inc.	29,927	4,152,970
		100,403,421
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	137,900	2,661,470
Bojangles', Inc. (a)	11,112	162,235
Boyd Gaming Corp.	126,002	4,588,993
Brinker International, Inc.	32,896	1,456,635
Carrols Restaurant Group, Inc. (a)	393,245	6,213,271
Cedar Fair LP (depositary unit)	127,382	6,769,079
Chipotle Mexican Grill, Inc. (a)	6,740	3,202,713
Choice Hotels International, Inc.	23,863	1,862,507
Cracker Barrel Old Country Store, Inc. (b)	15,974	2,381,564
Dave & Buster's Entertainment, Inc. (a)	288,698	16,793,563
Denny's Corp. (a)	48,601	732,417
Dunkin' Brands Group, Inc.	97,646	7,117,417
Extended Stay America, Inc. unit	208,572	4,208,983
Fiesta Restaurant Group, Inc. (a)	42,226	1,213,998
Hilton Grand Vacations, Inc. (a)	384,526	12,558,619
Hyatt Hotels Corp. Class A	25,449	1,968,735
International Game Technology PLC	221,040	4,650,682
Jack in the Box, Inc.	58,137	5,269,538
Marriott International, Inc. Class A	39,429	4,986,586
Norwegian Cruise Line Holdings Ltd. (a)	328,974	17,636,296
Papa John's International, Inc. (b)	17,595	811,481
Penn National Gaming, Inc. (a)	290,714	10,018,004
Planet Fitness, Inc. (a)	166,939	8,575,656
Red Lion Hotels Corp. (a)	502,304	6,856,450
Ruth's Hospitality Group, Inc.	19,644	605,035
Six Flags Entertainment Corp. (b)	173,040	11,688,852
Sonic Corp.	30,314	1,087,060
Texas Roadhouse, Inc. Class A	42,620	2,938,649
The Cheesecake Factory, Inc. (b)	196,663	10,456,572
U.S. Foods Holding Corp. (a)	128,289	4,180,939
Vail Resorts, Inc.	82,040	24,452,022
Wendy's Co.	396,890	7,005,109
Wingstop, Inc.	75,273	5,039,527
Wyndham Destinations, Inc.	115,422	5,101,652
Wyndham Hotels & Resorts, Inc.	42,300	2,400,525
		207,652,834
Household Durables - 0.9%
Beazer Homes U.S.A., Inc. (a)	201,100	2,576,091
Cavco Industries, Inc. (a)	5,599	1,373,995
D.R. Horton, Inc.	197,962	8,811,289
Ethan Allen Interiors, Inc.	16,847	374,846
Garmin Ltd.	76,335	5,201,467
Hamilton Beach Brands Holding Co. Class A	5,370	124,316
Helen of Troy Ltd. (a)	58,721	6,984,863
iRobot Corp. (a)(b)	18,864	2,141,064
La-Z-Boy, Inc.	151,825	5,048,181
Leggett & Platt, Inc.	138,570	6,296,621
LGI Homes, Inc. (a)(b)	71,700	4,129,920
M.D.C. Holdings, Inc.	197,580	6,263,286
Newell Brands, Inc.	483,975	10,511,937
PulteGroup, Inc.	117,900	3,295,305
Skyline Champion Corp.	14,242	411,736
Toll Brothers, Inc.	158,280	5,734,484
TopBuild Corp. (a)	41,431	2,580,323
Whirlpool Corp.	34,600	4,324,308
William Lyon Homes, Inc. (a)	100,530	1,967,372
		78,151,404
Internet & Direct Marketing Retail - 0.3%
Expedia, Inc.	6,055	790,178
Groupon, Inc. (a)	210,931	900,675
Liberty Interactive Corp. QVC Group Series A (a)	77,027	1,601,391
NutriSystem, Inc.	19,453	719,761
PetMed Express, Inc. (b)	13,599	498,947
Shutterfly, Inc. (a)	134,404	10,440,503
U.S. Auto Parts Network, Inc. (a)	1,426,416	2,082,567
Wayfair LLC Class A (a)	42,040	5,682,547
		22,716,569
Leisure Products - 0.6%
Brunswick Corp.	439,427	29,186,741
Polaris Industries, Inc.	207,746	22,530,054
Sturm, Ruger & Co., Inc.	12,567	822,510
		52,539,305
Media - 1.2%
Altice U.S.A., Inc. Class A	409,727	7,342,308
AMC Networks, Inc. Class A (a)	155,599	9,773,173
Cinemark Holdings, Inc.	636,481	23,753,471
Criteo SA sponsored ADR (a)	509,876	12,650,024
Discovery Communications, Inc. Class A (a)(b)	184,305	5,129,208
E.W. Scripps Co. Class A	96,217	1,411,503
Entercom Communications Corp. Class A (b)	302,451	2,374,240
Entravision Communication Corp. Class A	43,318	227,420
Interpublic Group of Companies, Inc.	258,042	6,025,281
Lions Gate Entertainment Corp. Class B	50,988	1,144,681
Live Nation Entertainment, Inc. (a)	252,045	12,521,596
National CineMedia, Inc.	934,687	8,505,652
Nexstar Broadcasting Group, Inc. Class A	46,547	3,816,854
Omnicom Group, Inc.	20,197	1,400,056
Scholastic Corp.	25,143	1,057,012
Sinclair Broadcast Group, Inc. Class A	218,903	6,337,242
Tegna, Inc.	81,579	949,580
		104,419,301
Multiline Retail - 0.2%
Big Lots, Inc.	29,491	1,269,588
Dillard's, Inc. Class A (b)	46,400	3,646,112
Kohl's Corp.	96,200	7,610,382
Ollie's Bargain Outlet Holdings, Inc. (a)	64,215	5,593,127
Tuesday Morning Corp. (a)(b)	584,566	1,782,926
		19,902,135
Specialty Retail - 2.3%
Aaron's, Inc. Class A	403,057	20,039,994
Advance Auto Parts, Inc.	31,367	5,145,129
American Eagle Outfitters, Inc.	171,000	4,439,160
At Home Group, Inc. (a)	180,830	6,222,360
Bed Bath & Beyond, Inc.	101,024	1,812,371
Burlington Stores, Inc. (a)	70,768	11,901,762
Cars.com, Inc. (a)	47,414	1,275,911
Conn's, Inc. (a)(b)	135,625	5,560,625
Dick's Sporting Goods, Inc.	118,139	4,423,124
DSW, Inc. Class A	50,787	1,689,176
Five Below, Inc. (a)	62,909	7,327,011
Floor & Decor Holdings, Inc. Class A (a)	56,247	2,067,640
Foot Locker, Inc.	279,463	13,777,526
Gap, Inc.	145,662	4,420,842
Group 1 Automotive, Inc.	79,307	6,113,777
Haverty Furniture Companies, Inc.	104,300	2,305,030
Lithia Motors, Inc. Class A (sub. vtg.)	110,382	9,537,005
Monro, Inc.	177,689	12,607,035
Murphy U.S.A., Inc. (a)	55,900	4,638,582
Office Depot, Inc.	814,600	2,728,910
Penske Automotive Group, Inc.	90,200	4,747,226
Ross Stores, Inc.	34,641	3,317,915
Sally Beauty Holdings, Inc. (a)	1,489,808	22,943,043
Signet Jewelers Ltd.	46,200	2,966,040
Sleep Number Corp. (a)	29,772	1,003,316
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	2,403,700
The Buckle, Inc. (b)	18,483	475,937
The Children's Place Retail Stores, Inc.	105,343	14,827,027
Tractor Supply Co.	144,212	12,731,035
Urban Outfitters, Inc. (a)	58,668	2,726,889
Williams-Sonoma, Inc. (b)	54,076	3,797,757
		199,972,855
Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.	248,959	26,372,227
Hanesbrands, Inc.	1,029,285	18,053,659
lululemon athletica, Inc. (a)	106,207	16,454,651
Michael Kors Holdings Ltd. (a)	156,510	11,365,756
Oxford Industries, Inc.	29,421	2,738,801
PetIQ, Inc. Class A (a)(b)	27,722	1,085,594
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,061,855	60,783,485
Steven Madden Ltd.	179,766	10,453,393
Switch, Inc. Class A (b)	760,227	8,788,224
Under Armour, Inc. Class C (non-vtg.) (a)	419,963	7,966,698
Wolverine World Wide, Inc.	275,457	10,792,405
		174,854,893

TOTAL CONSUMER DISCRETIONARY		1,117,641,880

CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	6,001	1,819,203
National Beverage Corp.	7,711	908,664
Primo Water Corp. (a)	333,713	6,674,260
		9,402,127
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	59,942	6,843,578
Performance Food Group Co. (a)	531,681	17,598,641
SpartanNash Co.	65,200	1,392,020
SUPERVALU, Inc. (a)	79,800	2,576,742
Weis Markets, Inc.	59,580	2,775,832
		31,186,813
Food Products - 0.9%
Farmer Brothers Co. (a)	142,579	4,134,791
Flowers Foods, Inc.	121,330	2,444,800
Fresh Del Monte Produce, Inc.	177,144	6,632,271
Ingredion, Inc.	104,846	10,596,785
Lamb Weston Holdings, Inc.	353,715	23,911,134
Lancaster Colony Corp.	12,933	2,021,040
Nomad Foods Ltd. (a)	193,518	4,034,850
Pilgrim's Pride Corp. (a)	199,300	3,685,057
Post Holdings, Inc. (a)	79,253	7,708,147
Sanderson Farms, Inc.	35,100	3,712,176
The Hain Celestial Group, Inc. (a)	130,575	3,729,222
The Simply Good Foods Co. (a)	464,400	8,359,200
		80,969,473
Household Products - 0.4%
Central Garden & Pet Co. (a)(b)	107,863	4,282,161
Church & Dwight Co., Inc.	146,000	8,260,680
Energizer Holdings, Inc.	240,743	15,308,847
Spectrum Brands Holdings, Inc.	46,438	4,033,140
WD-40 Co.	9,398	1,667,675
		33,552,503
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	36,676	2,071,094
elf Beauty, Inc. (a)(b)	361,102	5,015,707
Herbalife Nutrition Ltd. (a)	92,665	5,243,912
MediFast, Inc.	7,395	1,691,606
Natural Health Trends Corp.	4,520	119,644
USANA Health Sciences, Inc. (a)	6,946	916,525
		15,058,488
Tobacco - 0.0%
Universal Corp.	60,059	3,591,528

TOTAL CONSUMER STAPLES		173,760,932

ENERGY - 3.9%
Energy Equipment & Services - 0.9%
Core Laboratories NV (b)	145,043	16,614,676
Dril-Quip, Inc. (a)	118,587	6,243,606
Forum Energy Technologies, Inc. (a)	244,000	2,915,800
Helmerich & Payne, Inc.	27,408	1,797,143
Matrix Service Co. (a)	53,000	1,107,700
McDermott International, Inc. (a)	424,665	8,213,021
Oceaneering International, Inc.	205,414	5,807,054
Patterson-UTI Energy, Inc.	938,533	16,077,070
RigNet, Inc. (a)	292,697	4,770,961
RPC, Inc. (b)	220,759	3,019,983
Superior Energy Services, Inc. (a)	297,334	2,676,006
TechnipFMC PLC	126,739	3,882,016
U.S. Silica Holdings, Inc.	261,676	5,544,914
		78,669,950
Oil, Gas & Consumable Fuels - 3.0%
Abraxas Petroleum Corp. (a)	2,057,429	4,629,215
Arch Coal, Inc.	39,257	3,480,918
Cabot Oil & Gas Corp.	852,683	20,319,436
Canacol Energy Ltd. (a)(b)	1,396,532	4,441,079
Carrizo Oil & Gas, Inc. (a)	239,500	5,800,690
Cheniere Energy, Inc. (a)	113,506	7,596,957
Cimarex Energy Co.	190,651	16,106,196
Delek U.S. Holdings, Inc.	217,670	11,863,015
Diamondback Energy, Inc.	150,567	18,230,652
Earthstone Energy, Inc. (a)	97,125	813,908
Enerplus Corp.	527,794	6,527,659
EQT Corp.	74,042	3,777,623
Extraction Oil & Gas, Inc. (a)	683,976	7,899,923
Gulfport Energy Corp. (a)	531,463	6,250,005
Highpoint Resources, Inc. (a)	578,482	3,187,436
Jagged Peak Energy, Inc. (a)(b)	276,736	3,655,683
Kosmos Energy Ltd. (a)	282,260	2,551,630
Laredo Petroleum, Inc. (a)	135,500	1,123,295
Leucrotta Exploration, Inc. (a)	1,227,743	1,792,223
Magnolia Oil & Gas Corp. Class A (a)	872,348	12,090,743
Newfield Exploration Co. (a)	301,474	8,224,211
Oasis Petroleum, Inc. (a)	403,202	5,427,099
Paramount Resources Ltd. Class A (a)	581,307	6,414,422
Parsley Energy, Inc. Class A (a)	1,005,910	27,934,121
PBF Energy, Inc. Class A	383,559	19,914,383
PDC Energy, Inc. (a)	15,782	831,554
Penn Virginia Corp. (a)	8,977	798,414
QEP Resources, Inc. (a)	481,669	4,802,240
Scorpio Tankers, Inc. (b)	1,963,694	3,770,292
SRC Energy, Inc. (a)	524,500	4,883,095
Sundance Energy Australia Ltd. (a)	40,526,249	2,039,402
Valero Energy Corp.	40,800	4,809,504
W&T Offshore, Inc. (a)	660,000	4,468,200
Whiting Petroleum Corp. (a)	127,630	6,497,643
WildHorse Resource Development Corp. (a)	196,854	4,279,606
World Fuel Services Corp.	430,921	12,078,716
		259,311,188

TOTAL ENERGY		337,981,138

FINANCIALS - 12.6%
Banks - 4.5%
Associated Banc-Corp.	290,376	7,912,746
Bank of Hawaii Corp.	28,374	2,358,731
Bank of the Ozarks, Inc.	337,542	13,656,949
BankUnited, Inc.	623,805	24,197,396
Berkshire Hills Bancorp, Inc.	84,000	3,549,000
Cadence Bancorp Class A	600,556	16,965,707
Cathay General Bancorp	102,900	4,352,670
Centerstate Banks of Florida, Inc.	96,896	2,966,956
Central Pacific Financial Corp.	52,586	1,489,761
CIT Group, Inc.	136,200	7,387,488
Citizens Financial Group, Inc.	387,700	15,957,732
Columbia Banking Systems, Inc.	36,910	1,559,448
Commerce Bancshares, Inc.	120,247	8,544,752
Cullen/Frost Bankers, Inc.	62,305	6,909,001
East West Bancorp, Inc.	404,456	25,638,466
FCB Financial Holdings, Inc. Class A (a)	52,983	2,744,519
First Citizen Bancshares, Inc.	7,537	3,580,150
First Financial Bankshares, Inc.	43,875	2,650,050
First Hawaiian, Inc.	319,291	9,256,246
First Horizon National Corp.	530,129	9,764,976
First Interstate Bancsystem, Inc.	215,503	10,010,114
First Merchants Corp.	88,415	4,254,530
First Midwest Bancorp, Inc., Delaware	109,383	2,973,030
First Republic Bank	84,600	8,594,514
Fulton Financial Corp.	239,600	4,360,720
Great Western Bancorp, Inc.	167,905	7,310,584
Hancock Whitney Corp.	112,397	5,794,065
Hanmi Financial Corp.	214,876	5,608,264
Home Bancshares, Inc.	149,273	3,494,481
Hope Bancorp, Inc.	395,500	6,925,205
IBERIABANK Corp.	169,987	14,729,374
KeyCorp	420,100	8,851,507
Live Oak Bancshares, Inc.	14,738	445,825
Merchants Bancorp/IN	4,302	112,325
Old National Bancorp, Indiana	185,600	3,767,680
PacWest Bancorp	89,800	4,534,002
Peapack-Gladstone Financial Corp.	19,065	636,962
Peoples Bancorp, Inc.	40,051	1,436,229
Preferred Bank, Los Angeles	73,126	4,476,042
Regions Financial Corp.	365,500	7,112,630
ServisFirst Bancshares, Inc.	29,274	1,261,709
Signature Bank	91,250	10,561,275
SVB Financial Group (a)	131,010	42,283,478
TCF Financial Corp.	398,100	10,091,835
United Community Bank, Inc.	130,200	3,950,268
Western Alliance Bancorp. (a)	358,504	20,667,756
Wintrust Financial Corp.	156,966	13,899,339
Zions Bancorporation	208,700	11,121,623
		390,708,110
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	45,386	6,630,441
Ares Capital Corp.	245,366	4,284,090
Artisan Partners Asset Management, Inc.	26,502	878,541
Cboe Global Markets, Inc.	37,172	3,746,938
Cohen & Steers, Inc.	13,374	555,957
Diamond Hill Investment Group, Inc.	2,057	383,816
E*TRADE Financial Corp. (a)	437,440	25,747,718
Eaton Vance Corp. (non-vtg.)	404,378	21,322,852
Evercore, Inc. Class A	25,845	2,743,447
FactSet Research Systems, Inc.	61,976	14,216,675
Federated Investors, Inc. Class B (non-vtg.)	61,617	1,427,050
Houlihan Lokey	13,796	648,826
Janus Henderson Group PLC	119,773	3,383,587
Lazard Ltd. Class A	656,459	31,601,936
Legg Mason, Inc.	202,200	6,308,640
LPL Financial	285,686	18,923,841
MarketAxess Holdings, Inc.	41,826	7,939,411
Moelis & Co. Class A	143,012	8,301,847
Morningstar, Inc.	68,692	9,776,245
Newtek Business Services Corp. (b)	142,900	3,309,564
Oaktree Specialty Lending Corp.	547,600	2,781,808
OM Asset Management Ltd.	211,436	2,683,123
Prospect Capital Corp. (b)	208,400	1,563,000
Raymond James Financial, Inc.	149,907	13,947,347
Stifel Financial Corp.	300,612	16,795,192
T. Rowe Price Group, Inc.	74,506	8,634,500
Waddell & Reed Financial, Inc. Class A (b)	115,036	2,303,021
WisdomTree Investments, Inc.	891,696	7,329,741
		228,169,154
Consumer Finance - 1.2%
Ally Financial, Inc.	539,713	14,507,485
Credit Acceptance Corp. (a)(b)	8,368	3,821,749
First Cash Financial Services, Inc.	65,984	5,364,499
Navient Corp.	987,925	13,475,297
Nelnet, Inc. Class A	108,663	6,264,422
OneMain Holdings, Inc. (a)	520,466	19,101,102
PRA Group, Inc. (a)	93,901	3,432,082
Regional Management Corp. (a)	68,700	2,289,771
SLM Corp. (a)	2,703,451	31,684,446
		99,940,853
Diversified Financial Services - 0.7%
Banco Latinoamericano de Comercio Exterior SA Series E	106,500	2,201,355
Focus Financial Partners, Inc. Class A	62,120	2,614,631
Jefferies Financial Group, Inc.	1,160,446	26,945,556
On Deck Capital, Inc. (a)	1,992,937	16,381,942
Voya Financial, Inc.	288,900	14,465,223
		62,608,707
Insurance - 2.4%
Alleghany Corp.	4,933	3,116,571
AmTrust Financial Services, Inc.	8,856	128,766
Aspen Insurance Holdings Ltd.	66,894	2,752,688
Assurant, Inc.	17,088	1,756,988
Assured Guaranty Ltd.	302,442	12,321,487
Athene Holding Ltd. (a)	131,558	6,533,170
Axis Capital Holdings Ltd.	147,787	8,500,708
Brown & Brown, Inc.	152,695	4,654,144
Cincinnati Financial Corp.	88,553	6,789,359
CNA Financial Corp.	293,792	13,191,261
CNO Financial Group, Inc.	339,200	7,330,112
Crawford & Co. Class B	166,972	1,455,996
Erie Indemnity Co. Class A	12,276	1,516,454
Everest Re Group Ltd.	69,044	15,398,193
FBL Financial Group, Inc. Class A	6,591	536,178
First American Financial Corp.	115,200	6,550,272
FNF Group	44,596	1,788,300
Genworth Financial, Inc. Class A (a)	149,800	696,570
Hanover Insurance Group, Inc.	30,186	3,697,483
HCI Group, Inc.	62,822	2,544,291
Health Insurance Innovations, Inc. (a)	7,993	422,830
Heritage Insurance Holdings, Inc.	151,238	2,215,637
Kinsale Capital Group, Inc.	97,074	5,899,187
Lincoln National Corp.	157,900	10,355,082
Maiden Holdings Ltd.	857,546	3,258,675
National General Holdings Corp.	242,226	6,615,192
Old Republic International Corp.	338,900	7,516,802
Primerica, Inc.	51,481	6,293,552
ProAssurance Corp.	248,613	12,020,439
Reinsurance Group of America, Inc.	89,015	12,715,793
RLI Corp.	74,764	5,754,585
Torchmark Corp.	94,785	8,333,497
Universal Insurance Holdings, Inc.	109,392	4,878,883
Unum Group	321,007	11,838,738
White Mountains Insurance Group Ltd.	4,895	4,542,315
		203,920,198
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	169,865	3,230,832
American Capital Mortgage Investment Corp.	192,100	3,765,160
Ares Commercial Real Estate Corp.	268,257	3,921,917
Blackstone Mortgage Trust, Inc. (b)	102,530	3,492,172
Chimera Investment Corp.	176,100	3,280,743
MFA Financial, Inc.	992,125	7,599,678
New York Mortgage Trust, Inc. (b)	403,200	2,580,480
Redwood Trust, Inc.	219,495	3,727,025
Starwood Property Trust, Inc.	444,689	9,796,499
Two Harbors Investment Corp.	887,087	13,856,299
		55,250,805
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,673	441,365
Thrifts & Mortgage Finance - 0.6%
BofI Holding, Inc. (a)	165,302	6,155,846
Essent Group Ltd. (a)	314,092	13,619,029
Farmer Mac Class C (non-vtg.)	25,700	1,980,699
Lendingtree, Inc. (a)(b)	27,440	6,951,924
MGIC Investment Corp. (a)	386,100	4,911,192
Radian Group, Inc.	406,535	8,264,857
Walker & Dunlop, Inc.	214,369	11,683,111
		53,566,658

TOTAL FINANCIALS		1,094,605,850

HEALTH CARE - 11.1%
Biotechnology - 2.2%
Agios Pharmaceuticals, Inc. (a)	62,433	5,039,592
Aimmune Therapeutics, Inc. (a)	70,530	1,968,492
Alkermes PLC (a)	56,348	2,526,644
Alnylam Pharmaceuticals, Inc. (a)	19,810	2,430,093
Amicus Therapeutics, Inc. (a)(b)	88,013	1,186,415
Arena Pharmaceuticals, Inc. (a)	36,587	1,421,039
Ascendis Pharma A/S sponsored ADR (a)	29,122	2,067,080
Atara Biotherapeutics, Inc. (a)	123,406	5,053,476
BeiGene Ltd. ADR (a)	11,400	2,023,842
Biohaven Pharmaceutical Holding Co. Ltd. (a)	61,868	2,342,322
BioMarin Pharmaceutical, Inc. (a)	37,417	3,740,952
bluebird bio, Inc. (a)	29,509	4,966,365
Blueprint Medicines Corp. (a)	55,957	4,290,223
Clovis Oncology, Inc. (a)	77,921	2,785,676
DBV Technologies SA sponsored ADR (a)	269,747	5,999,173
Dyax Corp. rights 12/31/19 (a)(c)	105,841	423,364
Eagle Pharmaceuticals, Inc. (a)	114,520	7,916,768
Emergent BioSolutions, Inc. (a)	119,016	7,378,992
Exact Sciences Corp. (a)	209,486	15,688,407
Exelixis, Inc. (a)	113,873	2,139,674
FibroGen, Inc. (a)	21,824	1,334,538
Heron Therapeutics, Inc. (a)	172,582	6,653,036
Immune Design Corp. (a)	358,281	1,361,468
Immunomedics, Inc. (a)(b)	327,934	8,775,514
Incyte Corp. (a)	31,280	2,311,905
Insmed, Inc. (a)	57,460	1,145,178
Ionis Pharmaceuticals, Inc. (a)	49,823	2,276,413
Keryx Biopharmaceuticals, Inc. (a)(b)	436,821	1,489,560
Ligand Pharmaceuticals, Inc. Class B (a)	98,752	25,644,907
Loxo Oncology, Inc. (a)	24,922	4,211,320
Madrigal Pharmaceuticals, Inc. (a)	7,440	1,779,722
Neurocrine Biosciences, Inc. (a)	141,975	17,455,826
Portola Pharmaceuticals, Inc. (a)	35,121	1,048,362
Progenics Pharmaceuticals, Inc. (a)	113,867	891,579
Puma Biotechnology, Inc. (a)	65,410	2,874,770
Rubius Therapeutics, Inc.	63,372	1,591,905
Sage Therapeutics, Inc. (a)	108,931	17,893,006
Sarepta Therapeutics, Inc. (a)	13,152	1,815,502
Seattle Genetics, Inc. (a)	30,431	2,335,884
Ultragenyx Pharmaceutical, Inc. (a)	53,388	4,523,565
United Therapeutics Corp. (a)	40,600	4,993,394
		193,795,943
Health Care Equipment & Supplies - 2.5%
Anika Therapeutics, Inc. (a)	77,986	3,227,841
Atrion Corp.	930	609,197
AxoGen, Inc. (a)	229,695	10,072,126
Cantel Medical Corp.	24,097	2,337,409
CONMED Corp.	32,837	2,641,080
DexCom, Inc. (a)	83,468	12,051,110
Endologix, Inc. (a)	939,922	2,161,821
Globus Medical, Inc. (a)	134,378	7,158,316
Hill-Rom Holdings, Inc.	51,180	4,978,279
IDEXX Laboratories, Inc. (a)	82,207	20,883,866
Inogen, Inc. (a)	22,900	6,066,439
Insulet Corp. (a)	50,047	5,218,401
Integer Holdings Corp. (a)	82,800	6,615,720
Integra LifeSciences Holdings Corp. (a)	24,847	1,477,651
LeMaitre Vascular, Inc.	8,247	309,345
Masimo Corp. (a)	85,623	10,094,095
Meridian Bioscience, Inc.	27,887	437,826
Merit Medical Systems, Inc. (a)	71,646	4,216,367
Neogen Corp. (a)	33,388	3,119,775
Nevro Corp. (a)	139,466	9,402,798
Penumbra, Inc. (a)	33,553	4,658,834
Quanterix Corp. (a)	152,253	2,547,193
ResMed, Inc.	16,125	1,796,486
Steris PLC	190,854	21,837,515
Teleflex, Inc.	67,689	16,748,289
The Cooper Companies, Inc.	94,046	24,055,086
West Pharmaceutical Services, Inc.	270,816	31,699,013
Zimmer Biomet Holdings, Inc.	59,376	7,340,655
		223,762,533
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	113,903	4,730,392
American Renal Associates Holdings, Inc. (a)	7,676	168,488
Capital Senior Living Corp. (a)	239,252	2,122,165
Centene Corp. (a)	133,265	19,520,657
Chemed Corp.	42,385	13,713,243
Corvel Corp. (a)	6,583	391,359
Envision Healthcare Corp. (a)	112,135	5,086,444
G1 Therapeutics, Inc. (a)	153,381	9,307,159
HealthEquity, Inc. (a)	123,845	11,667,437
HealthSouth Corp.	265,525	21,664,185
Henry Schein, Inc. (a)	193,164	15,004,980
Laboratory Corp. of America Holdings (a)	37,400	6,465,338
LifePoint Hospitals, Inc. (a)	159,413	10,266,197
Magellan Health Services, Inc. (a)	15,600	1,146,600
MEDNAX, Inc. (a)	230,854	10,930,937
Molina Healthcare, Inc. (a)	90,821	12,533,298
OptiNose, Inc.	69,696	1,036,380
Owens & Minor, Inc.	163,100	2,769,438
Patterson Companies, Inc.	91,480	2,062,874
Premier, Inc. (a)	382,508	16,918,329
Quest Diagnostics, Inc.	75,100	8,259,498
Select Medical Holdings Corp. (a)	89,190	1,765,962
Wellcare Health Plans, Inc. (a)	75,386	22,809,542
		200,340,902
Health Care Technology - 0.9%
athenahealth, Inc. (a)	84,068	12,938,065
Evolent Health, Inc. (a)	633,935	16,165,343
Medidata Solutions, Inc. (a)	303,267	25,771,630
Omnicell, Inc. (a)	55,440	3,811,500
Teladoc Health, Inc. (a)	100,160	7,767,408
Veeva Systems, Inc. Class A (a)	135,011	14,089,748
		80,543,694
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc. Class A (a)	26,111	8,493,908
Cambrex Corp. (a)	146,688	9,886,771
Charles River Laboratories International, Inc. (a)	122,269	15,101,444
ICON PLC (a)	82,434	12,284,315
Medpace Holdings, Inc. (a)	4,855	290,280
PerkinElmer, Inc.	151,017	13,958,501
PRA Health Sciences, Inc. (a)	173,978	18,372,077
Quintiles Transnational Holdings, Inc. (a)	47,692	6,061,176
Syneos Health, Inc. (a)	520,030	25,923,496
		110,371,968
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (a)	61,688	982,073
Aerie Pharmaceuticals, Inc. (a)	69,463	4,261,555
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	116,054	595,357
Catalent, Inc. (a)	574,833	24,028,019
Collegium Pharmaceutical, Inc. (a)(b)	80,957	1,384,365
GW Pharmaceuticals PLC ADR (a)	11,568	1,697,951
Jazz Pharmaceuticals PLC (a)	197,566	33,767,981
Lannett Co., Inc. (a)(b)	177,600	950,160
Mallinckrodt PLC (a)	117,100	4,035,266
Mylan NV (a)	242,535	9,490,395
Nektar Therapeutics (a)	93,132	6,192,347
Pacira Pharmaceuticals, Inc. (a)	63,861	3,011,046
Perrigo Co. PLC	49,868	3,815,401
Prestige Brands Holdings, Inc. (a)	477,989	18,402,577
Revance Therapeutics, Inc. (a)	243,475	6,671,215
Supernus Pharmaceuticals, Inc. (a)	151,995	6,733,379
TherapeuticsMD, Inc. (a)(b)	3,476,357	22,526,793
Zogenix, Inc. (a)	306,190	14,788,977
		163,334,857

TOTAL HEALTH CARE		972,149,897

INDUSTRIALS - 15.7%
Aerospace & Defense - 0.9%
Arconic, Inc.	125,288	2,803,945
Curtiss-Wright Corp.	21,727	2,910,332
Engility Holdings, Inc. (a)	61,424	2,132,027
Esterline Technologies Corp. (a)	16,695	1,434,935
HEICO Corp. Class A	187,208	13,946,996
Hexcel Corp.	150,850	9,974,202
Huntington Ingalls Industries, Inc.	36,767	8,988,428
Spirit AeroSystems Holdings, Inc. Class A	195,700	16,732,350
Teledyne Technologies, Inc. (a)	28,720	6,814,107
TransDigm Group, Inc.	12,107	4,237,450
Wesco Aircraft Holdings, Inc. (a)	458,490	5,570,654
		75,545,426
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	75,884	4,621,336
Echo Global Logistics, Inc. (a)	70,165	2,329,478
Expeditors International of Washington, Inc.	45,327	3,321,563
Forward Air Corp.	206,633	13,278,237
XPO Logistics, Inc. (a)	173,137	18,439,091
		41,989,705
Airlines - 0.8%
Air Canada (a)	1,039,399	21,361,442
Alaska Air Group, Inc.	191,990	12,957,405
Azul SA sponsored ADR (a)	269,830	4,538,541
JetBlue Airways Corp. (a)	520,555	9,932,189
SkyWest, Inc.	373,584	24,395,035
		73,184,612
Building Products - 1.1%
A.O. Smith Corp.	80,724	4,688,450
AAON, Inc.	26,211	1,058,924
Allegion PLC	128,042	11,167,823
CSW Industrials, Inc. (a)	10,473	586,488
Fortune Brands Home & Security, Inc.	258,919	13,717,529
Lennox International, Inc.	26,940	6,002,501
Masonite International Corp. (a)	72,982	4,886,145
Owens Corning	289,309	16,380,676
Patrick Industries, Inc. (a)	152,937	9,787,968
Simpson Manufacturing Co. Ltd.	48,459	3,720,197
Trex Co., Inc. (a)	74,370	6,299,139
Universal Forest Products, Inc.	161,594	6,053,311
USG Corp. (a)	233,807	10,077,082
		94,426,233
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	461,448	14,637,131
ACCO Brands Corp.	511,274	6,339,798
ADS Waste Holdings, Inc. (a)	152,964	4,081,080
Brady Corp. Class A	348,681	14,104,146
BrightView Holdings, Inc.	393,340	6,985,718
Casella Waste Systems, Inc. Class A (a)	211,743	6,009,266
Charah Solutions, Inc.	412,946	3,026,894
Cimpress NV (a)	98,847	13,838,580
Clean Harbors, Inc. (a)	312,584	21,440,137
Copart, Inc. (a)	214,050	13,765,556
Deluxe Corp.	105,878	6,270,095
Evoqua Water Technologies Corp. (a)	395,141	7,657,833
Healthcare Services Group, Inc. (b)	94,075	3,876,831
Herman Miller, Inc.	369,494	14,151,620
Hudson Technologies, Inc. (a)(b)	169,259	316,514
KAR Auction Services, Inc.	573,827	35,973,215
Msa Safety, Inc.	52,920	5,349,683
Multi-Color Corp.	289,439	17,872,858
Pitney Bowes, Inc.	575,212	4,176,039
Republic Services, Inc.	36,500	2,677,640
Ritchie Brothers Auctioneers, Inc.	228,662	8,714,309
Rollins, Inc.	63,638	3,823,371
Steelcase, Inc. Class A	279,500	4,080,700
Tetra Tech, Inc.	178,947	12,490,501
The Brink's Co.	57,778	4,339,128
UniFirst Corp.	10,244	1,897,189
Waste Connection, Inc. (United States)	342,564	27,196,156
		265,091,988
Construction & Engineering - 0.4%
AECOM (a)	130,775	4,399,271
Aegion Corp. (a)	70,111	1,749,971
Dycom Industries, Inc. (a)	44,490	3,733,156
EMCOR Group, Inc.	4,636	371,344
Fluor Corp.	137,513	7,894,621
Granite Construction, Inc.	29,927	1,367,065
KBR, Inc.	347,315	7,286,669
Tutor Perini Corp. (a)	170,808	3,475,943
Williams Scotsman Corp. (a)(b)	399,210	6,966,215
		37,244,255
Electrical Equipment - 1.0%
Acuity Brands, Inc.	54,171	8,279,496
AMETEK, Inc.	67,222	5,173,405
EnerSys	102,917	8,541,082
Generac Holdings, Inc. (a)	190,987	10,597,869
Hubbell, Inc. Class B	71,129	8,987,860
Regal Beloit Corp.	128,705	10,772,609
Rockwell Automation, Inc.	44,624	8,075,159
Sensata Technologies, Inc. PLC (a)	505,966	26,790,900
		87,218,380
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	50,271	6,374,866
ITT, Inc.	141,000	8,334,510
		14,709,376
Machinery - 3.8%
Actuant Corp. Class A	118,297	3,483,847
Allison Transmission Holdings, Inc.	427,323	21,220,860
Altra Industrial Motion Corp. (b)	61,994	2,420,866
Cactus, Inc. (a)	84,028	2,872,077
CIRCOR International, Inc.	62,353	2,828,332
Crane Co.	31,100	2,838,808
Donaldson Co., Inc.	87,675	4,436,355
Douglas Dynamics, Inc.	192,107	8,798,501
EnPro Industries, Inc.	40,664	3,052,646
Gardner Denver Holdings, Inc. (a)	278,392	7,783,840
Gates Industrial Corp. PLC (a)	545,133	9,937,775
Global Brass & Copper Holdings, Inc.	81,000	3,122,550
Graco, Inc.	110,908	5,213,785
Greenbrier Companies, Inc.	129,900	7,534,200
Hillenbrand, Inc.	86,649	4,432,096
Hyster-Yale Materials Handling Class A	27,100	1,672,070
IDEX Corp.	72,632	11,127,949
John Bean Technologies Corp.	126,628	14,980,092
Kennametal, Inc.	517,020	21,115,097
Lincoln Electric Holdings, Inc.	313,783	29,545,807
Meritor, Inc. (a)	219,680	4,758,269
Middleby Corp. (a)	118,674	14,423,638
Nordson Corp.	78,272	10,881,373
Oshkosh Corp.	57,100	4,011,846
Park-Ohio Holdings Corp.	26,500	1,098,425
Proto Labs, Inc. (a)	30,872	4,799,052
RBC Bearings, Inc. (a)	97,478	14,603,179
Snap-On, Inc.	95,564	16,893,804
SPX Flow, Inc. (a)	67,117	3,217,589
Tennant Co.	164,772	12,613,297
Terex Corp.	176,727	6,848,171
Timken Co.	173,180	8,425,207
Toro Co.	499,228	30,348,070
Wabtec Corp.	107,193	11,611,146
Woodward, Inc.	131,638	10,604,757
Xylem, Inc.	44,535	3,380,652
		326,936,028
Marine - 0.2%
Kirby Corp. (a)	221,083	19,300,546
Professional Services - 1.2%
Asgn, Inc. (a)	102,455	9,486,308
Barrett Business Services, Inc.	4,798	359,994
CoStar Group, Inc. (a)	19,291	8,529,709
Dun & Bradstreet Corp.	24,424	3,490,678
Exponent, Inc.	34,007	1,780,266
Forrester Research, Inc.	6,636	326,491
FTI Consulting, Inc. (a)	75,077	5,722,369
Huron Consulting Group, Inc. (a)	94,510	4,678,245
Insperity, Inc.	25,148	3,013,988
Manpower, Inc.	141,602	13,272,355
Navigant Consulting, Inc.	141,508	3,380,626
Nielsen Holdings PLC	426,861	11,098,386
Robert Half International, Inc.	85,571	6,689,941
TransUnion Holding Co., Inc.	100,075	7,535,648
TriNet Group, Inc. (a)	433,009	25,577,842
		104,942,846
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	414,473	12,894,255
Covenant Transport Group, Inc. Class A (a)	49,283	1,472,083
Daseke, Inc. (a)	843,998	7,587,542
Genesee & Wyoming, Inc. Class A (a)	32,264	2,835,683
Heartland Express, Inc.	726,483	14,856,577
J.B. Hunt Transport Services, Inc.	76,139	9,193,784
Kansas City Southern	46,505	5,392,720
Knight-Swift Transportation Holdings, Inc. Class A	888,636	30,329,147
Landstar System, Inc.	104,646	12,118,007
Ryder System, Inc.	66,500	5,109,860
Schneider National, Inc. Class B	76,592	2,071,814
Werner Enterprises, Inc.	341,932	12,668,581
		116,530,053
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	206,756	9,554,195
Applied Industrial Technologies, Inc.	122,108	9,408,421
Beacon Roofing Supply, Inc. (a)	67,735	2,511,614
BMC Stock Holdings, Inc. (a)	220,945	4,971,263
CAI International, Inc. (a)	105,713	2,853,194
GATX Corp.	67,296	5,683,147
Herc Holdings, Inc. (a)	100,910	5,305,848
MSC Industrial Direct Co., Inc. Class A	238,865	20,418,180
SiteOne Landscape Supply, Inc. (a)	112,664	10,181,446
Systemax, Inc.	73,722	2,690,853
Triton International Ltd.	186,565	7,048,426
United Rentals, Inc. (a)	97,101	15,135,133
Univar, Inc. (a)	167,185	4,651,087
Watsco, Inc.	46,001	8,049,715
WESCO International, Inc. (a)	122,998	7,521,328
		115,983,850

TOTAL INDUSTRIALS		1,373,103,298

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	17,470	5,223,181
CalAmp Corp. (a)	73,328	1,723,208
Ciena Corp. (a)	1,217,147	38,437,502
CommScope Holding Co., Inc. (a)	80,897	2,563,626
F5 Networks, Inc. (a)	81,356	15,386,047
Finisar Corp. (a)	621,919	12,687,148
Infinera Corp. (a)	690,084	6,176,252
InterDigital, Inc.	22,769	1,880,719
Juniper Networks, Inc.	304,600	8,659,778
KVH Industries, Inc. (a)	37,794	470,535
Lumentum Holdings, Inc. (a)	89,020	6,044,458
NetScout Systems, Inc. (a)	152,000	3,800,000
Plantronics, Inc.	22,109	1,486,167
Ubiquiti Networks, Inc. (b)	16,905	1,516,548
ViaSat, Inc. (a)(b)	9,121	572,981
Viavi Solutions, Inc. (a)	1,340,017	15,008,190
		121,636,340
Electronic Equipment & Components - 2.4%
Arrow Electronics, Inc. (a)	184,057	14,269,939
Avnet, Inc.	210,526	10,189,458
Badger Meter, Inc.	19,284	1,059,656
Belden, Inc.	241,222	17,541,664
CDW Corp.	244,109	21,374,184
Cognex Corp.	179,620	9,663,556
Coherent, Inc. (a)	37,261	7,101,947
Dolby Laboratories, Inc. Class A	37,898	2,660,061
Flextronics International Ltd. (a)	517,947	7,142,489
FLIR Systems, Inc.	157,995	9,912,606
II-VI, Inc. (a)	104,210	5,184,448
Insight Enterprises, Inc. (a)	106,970	5,898,326
IPG Photonics Corp. (a)	24,681	4,331,022
Jabil, Inc.	250,281	7,398,306
Keysight Technologies, Inc. (a)	155,296	10,077,157
Littelfuse, Inc.	84,863	18,971,972
National Instruments Corp.	70,184	3,351,286
Plexus Corp. (a)	22,202	1,405,165
Rogers Corp. (a)	11,936	1,648,004
Sanmina Corp. (a)	129,900	4,000,920
ScanSource, Inc. (a)	71,700	2,914,605
SYNNEX Corp.	49,971	4,845,688
Trimble, Inc. (a)	767,604	32,316,128
TTM Technologies, Inc. (a)	174,000	3,253,800
Vishay Intertechnology, Inc.	234,980	5,592,524
		212,104,911
Internet Software & Services - 4.1%
2U, Inc. (a)	176,896	15,807,427
Alphabet, Inc. Class C (a)	6,616	8,059,545
Apptio, Inc. Class A (a)	221,842	8,607,470
Box, Inc. Class A (a)	241,835	5,939,468
Carbonite, Inc. (a)	819,853	34,064,892
Care.com, Inc. (a)	824,444	16,018,947
ChannelAdvisor Corp. (a)	330,202	4,309,136
Cornerstone OnDemand, Inc. (a)	137,581	7,781,581
DocuSign, Inc. (b)	19,000	1,186,360
Etsy, Inc. (a)	107,240	5,221,516
Facebook, Inc. Class A (a)	18,213	3,200,570
GoDaddy, Inc. (a)	273,762	22,300,653
GrubHub, Inc. (a)	244,210	35,193,103
Hortonworks, Inc. (a)	696,124	15,537,488
IAC/InterActiveCorp (a)	38,750	7,641,500
Instructure, Inc. (a)	119,849	4,907,817
Internap Network Services Corp. (a)	570,733	7,659,237
j2 Global, Inc.	261,852	21,621,120
LogMeIn, Inc.	263,197	22,621,782
Match Group, Inc. (a)(b)	93,652	4,687,283
New Relic, Inc. (a)	41,483	4,262,793
Nutanix, Inc. Class A (a)	222,969	12,557,614
Q2 Holdings, Inc. (a)	274,401	17,095,182
Shutterstock, Inc.	336,834	18,539,343
Stamps.com, Inc. (a)	54,936	13,648,849
The Trade Desk, Inc. (a)	87,325	12,389,671
Twilio, Inc. Class A (a)	85,240	6,875,458
Wix.com Ltd. (a)	53,372	5,929,629
Yelp, Inc. (a)	233,900	11,021,368
		354,686,802
IT Services - 2.7%
Acxiom Corp. (a)	182,294	8,329,013
Alliance Data Systems Corp.	21,581	5,148,795
Amdocs Ltd.	286,977	18,733,859
Booz Allen Hamilton Holding Corp. Class A	48,789	2,496,045
Cass Information Systems, Inc.	6,514	465,946
Convergys Corp.	193,502	4,785,304
CoreLogic, Inc. (a)	271,281	13,791,926
CSG Systems International, Inc.	21,385	798,730
EPAM Systems, Inc. (a)	66,930	9,566,305
Euronet Worldwide, Inc. (a)	376,679	36,839,206
Fidelity National Information Services, Inc.	86,900	9,399,973
First Data Corp. Class A (a)	570,175	14,664,901
Gartner, Inc. (a)	73,340	10,983,398
Genpact Ltd.	248,769	7,622,282
Interxion Holding N.V. (a)	103,680	6,835,622
Maximus, Inc.	133,409	8,871,699
NIC, Inc.	41,085	690,228
Presidio, Inc.	555,318	8,396,408
Sykes Enterprises, Inc. (a)	72,139	2,181,483
Total System Services, Inc.	202,204	19,642,097
Ttec Holdings, Inc.	172,694	4,524,583
Unisys Corp. (a)(b)	874,436	16,264,510
Virtusa Corp. (a)	30,793	1,794,000
WEX, Inc. (a)	71,936	13,683,666
WNS Holdings Ltd. sponsored ADR (a)	81,073	4,202,014
Worldpay, Inc. (a)	40,580	3,952,086
		234,664,079
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	68,576	4,085,758
Advanced Micro Devices, Inc. (a)	813,822	20,483,900
AXT, Inc. (a)	302,585	2,390,422
Brooks Automation, Inc.	171,214	6,747,544
Cabot Microelectronics Corp.	147,974	16,681,109
Cirrus Logic, Inc. (a)	97,800	4,298,310
Cypress Semiconductor Corp.	533,008	9,173,068
Entegris, Inc.	128,678	4,362,184
Integrated Device Technology, Inc. (a)	248,282	10,549,502
Kulicke & Soffa Industries, Inc.	119,900	3,092,221
Lam Research Corp.	55,800	9,658,422
Marvell Technology Group Ltd.	257,486	5,324,810
Maxim Integrated Products, Inc.	104,626	6,326,734
MKS Instruments, Inc.	86,898	8,072,824
Monolithic Power Systems, Inc.	76,251	11,427,737
NVE Corp.	3,206	364,458
ON Semiconductor Corp. (a)	1,128,692	24,086,287
Qorvo, Inc. (a)	96,061	7,693,525
Semtech Corp. (a)	272,067	16,256,003
Silicon Laboratories, Inc. (a)	27,717	2,716,266
SMART Global Holdings, Inc. (a)	3,795	125,197
Teradyne, Inc.	441,196	18,172,863
Versum Materials, Inc.	70,533	2,806,508
		194,895,652
Software - 5.1%
ACI Worldwide, Inc. (a)	133,707	3,798,616
ANSYS, Inc. (a)	46,725	8,689,916
Aspen Technology, Inc. (a)	285,170	32,897,211
Attunity Ltd. (a)	329,662	6,880,046
Autodesk, Inc. (a)	104,393	16,113,060
Black Knight, Inc. (a)	304,391	16,254,479
CDK Global, Inc.	189,484	11,808,643
CyberArk Software Ltd. (a)	154,245	11,633,158
Descartes Systems Group, Inc. (a)	126,384	4,423,440
Descartes Systems Group, Inc. (Canada) (a)	15,158	529,194
Ebix, Inc. (b)	136,332	10,858,844
Fair Isaac Corp. (a)	42,999	9,931,909
FireEye, Inc. (a)	530,043	8,798,714
Fortinet, Inc. (a)	97,645	8,178,745
Guidewire Software, Inc. (a)	179,374	18,039,643
HubSpot, Inc. (a)	62,992	9,051,950
Manhattan Associates, Inc. (a)	213,374	12,373,558
Nuance Communications, Inc. (a)	1,111,363	18,137,444
Parametric Technology Corp. (a)	44,556	4,452,927
Paycom Software, Inc. (a)	62,305	9,664,752
Pegasystems, Inc.	23,830	1,517,971
Pivotal Software, Inc.	28,249	783,910
Progress Software Corp.	64,500	2,639,985
Proofpoint, Inc. (a)	42,247	5,012,607
QAD, Inc. Class A	145,568	8,828,699
Rapid7, Inc. (a)	119,482	4,558,238
RealPage, Inc. (a)	151,225	9,436,440
RingCentral, Inc. (a)	51,450	4,792,568
SailPoint Technologies Holding, Inc. (a)	166,761	5,157,918
Splunk, Inc. (a)	139,798	17,915,114
SS&C Technologies Holdings, Inc.	711,229	42,204,329
Synopsys, Inc. (a)	116,594	11,908,911
Tableau Software, Inc. (a)	108,665	12,155,267
Take-Two Interactive Software, Inc. (a)	94,762	12,656,413
Talend SA ADR (a)	272,832	16,792,810
Tyler Technologies, Inc. (a)	75,547	18,656,332
Ultimate Software Group, Inc. (a)	101,303	31,370,500
Upland Software, Inc. (a)	102,019	3,797,147
Verint Systems, Inc. (a)	106,200	5,156,010
VMware, Inc. Class A (a)	47,401	7,264,677
Zendesk, Inc. (a)	35,150	2,421,484
		447,543,579
Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp. (a)(b)	400,344	8,147,000
NCR Corp. (a)	218,724	6,213,949
Pure Storage, Inc. Class A (a)	270,735	7,266,527
Quantum Corp. (a)	1,287,863	2,601,483
Seagate Technology LLC	74,000	3,961,960
Stratasys Ltd. (a)	199,062	4,966,597
Western Digital Corp.	41,548	2,627,496
Xerox Corp.	724,113	20,173,788
		55,958,800

TOTAL INFORMATION TECHNOLOGY		1,621,490,163

MATERIALS - 4.3%
Chemicals - 2.0%
Ashland Global Holdings, Inc.	93,860	7,903,012
Axalta Coating Systems Ltd. (a)	317,516	9,684,238
Cabot Corp.	210,745	13,681,565
Chase Corp.	4,631	574,012
Eastman Chemical Co.	114,700	11,129,341
Ferro Corp. (a)	106,519	2,338,092
Huntsman Corp.	956,476	29,162,953
Ingevity Corp. (a)	19,159	1,935,251
International Flavors & Fragrances, Inc.	22,522	2,934,391
Minerals Technologies, Inc.	88,544	5,945,730
Olin Corp.	55,274	1,698,570
PolyOne Corp.	248,278	10,492,228
PQ Group Holdings, Inc.	271,881	4,839,482
Quaker Chemical Corp.	63,106	11,367,915
Rayonier Advanced Materials, Inc.	169,051	3,533,166
Sensient Technologies Corp.	29,585	2,101,127
The Chemours Co. LLC	99,630	4,343,868
The Scotts Miracle-Gro Co. Class A	97,879	7,313,519
Trinseo SA	195,280	15,065,852
Valvoline, Inc.	729,382	15,696,301
Venator Materials PLC	242,645	2,931,152
Westlake Chemical Corp.	134,039	12,676,068
		177,347,833
Construction Materials - 0.3%
Eagle Materials, Inc.	127,740	11,794,234
Martin Marietta Materials, Inc.	20,428	4,059,452
U.S. Concrete, Inc. (a)(b)	222,115	10,705,943
United States Lime & Minerals, Inc.	1,362	103,362
		26,662,991
Containers & Packaging - 1.0%
Aptargroup, Inc.	235,962	24,707,581
Avery Dennison Corp.	46,627	4,904,228
Berry Global Group, Inc. (a)	66,598	3,178,723
Crown Holdings, Inc. (a)	245,817	10,523,426
Graphic Packaging Holding Co.	1,368,417	19,458,890
Greif, Inc. Class A	59,684	3,293,363
Owens-Illinois, Inc. (a)	396,025	6,997,762
Packaging Corp. of America	36,500	4,012,080
WestRock Co.	152,134	8,379,541
		85,455,594
Metals & Mining - 0.8%
Alcoa Corp. (a)	54,326	2,426,742
Carpenter Technology Corp.	55,917	3,336,567
Cleveland-Cliffs, Inc. (a)	837,106	8,412,915
Compass Minerals International, Inc.	48,586	3,039,054
Ferroglobe PLC	211,431	1,750,649
Ferroglobe Representation & Warranty Insurance (a)(c)	495,885	5
Goldcorp, Inc.	639,152	6,905,780
Kinross Gold Corp. (a)	2,395,103	7,157,779
Nucor Corp.	36,500	2,281,250
Reliance Steel & Aluminum Co.	45,700	4,016,573
Steel Dynamics, Inc.	196,776	8,998,566
SunCoke Energy, Inc. (a)	622,009	6,941,620
Tahoe Resources, Inc. (a)	1,205,538	4,147,790
United States Steel Corp.	172,500	5,119,800
		64,535,090
Paper & Forest Products - 0.2%
Boise Cascade Co.	79,122	3,457,631
Clearwater Paper Corp. (a)	30,900	897,645
Domtar Corp.	79,600	4,051,640
Mercer International, Inc. (SBI)	189,335	3,351,230
P.H. Glatfelter Co.	125,100	2,405,673
Schweitzer-Mauduit International, Inc.	140,787	5,728,623
		19,892,442

TOTAL MATERIALS		373,893,950

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexander & Baldwin, Inc.	30,523	716,375
CBL & Associates Properties, Inc.	226,300	1,009,298
Chatham Lodging Trust	83,686	1,795,065
Colony NorthStar, Inc.	552,047	3,384,048
CorEnergy Infrastructure Trust, Inc.	84,100	3,147,863
Corrections Corp. of America	159,700	4,134,633
CubeSmart	55,570	1,697,664
DDR Corp.	357,750	5,004,923
DiamondRock Hospitality Co.	461,700	5,521,932
EastGroup Properties, Inc.	160,779	15,638,973
Essex Property Trust, Inc.	11,435	2,816,212
Extra Space Storage, Inc.	64,620	5,958,610
Franklin Street Properties Corp.	275,093	2,357,547
Getty Realty Corp.	10,238	298,028
Government Properties Income Trust	247,300	4,181,843
Hospitality Properties Trust (SBI)	209,500	6,073,405
InfraReit, Inc.	11,400	238,146
Lamar Advertising Co. Class A	54,931	4,232,434
LaSalle Hotel Properties (SBI)	104,200	3,658,462
Liberty Property Trust (SBI)	36,900	1,614,375
Mack-Cali Realty Corp.	131,300	2,867,592
Medical Properties Trust, Inc.	998,000	15,019,900
Mid-America Apartment Communities, Inc.	96,927	10,037,760
National Retail Properties, Inc.	339,819	15,662,258
National Storage Affiliates Trust	237,667	6,740,236
Omega Healthcare Investors, Inc.	208,228	6,881,935
One Liberty Properties, Inc.	76,400	2,199,556
Outfront Media, Inc.	432,051	8,584,853
Park Hotels & Resorts, Inc.	76,256	2,550,763
Piedmont Office Realty Trust, Inc. Class A	504,344	10,006,185
Potlatch Corp.	26,842	1,296,469
Preferred Apartment Communities, Inc. Class A	234,200	4,173,444
Prologis, Inc.	47,226	3,172,643
RLJ Lodging Trust	435,079	9,532,581
Ryman Hospitality Properties, Inc.	33,878	3,005,995
Sabra Health Care REIT, Inc.	207,182	4,885,352
Select Income REIT	271,000	5,569,050
Senior Housing Properties Trust (SBI)	399,400	7,632,534
Spirit MTA REIT	66,435	712,183
Spirit Realty Capital, Inc.	722,200	6,044,814
Summit Hotel Properties, Inc.	198,800	2,729,524
Universal Health Realty Income Trust (SBI)	8,285	631,731
Urban Edge Properties	136,779	3,126,768
VEREIT, Inc.	1,265,900	9,899,338
Washington Prime Group, Inc.	365,000	2,825,100
Weingarten Realty Investors (SBI)	78,277	2,421,108
Weyerhaeuser Co.	155,342	5,391,921
Xenia Hotels & Resorts, Inc.	257,700	6,251,802
		233,333,231
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA (a)	8,128	293,827
Cushman & Wakefield PLC	328,890	5,808,197
HFF, Inc.	187,282	8,504,476
Jones Lang LaSalle, Inc.	26,565	4,051,694
Realogy Holdings Corp. (b)	393,511	8,417,200
Retail Value, Inc. (a)	35,775	1,277,883
		28,353,277

TOTAL REAL ESTATE		261,686,508

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)	219,767	10,012,585
Ooma, Inc. (a)	98,930	1,582,880
Vonage Holdings Corp. (a)	305,799	4,336,230
Zayo Group Holdings, Inc. (a)	109,306	3,788,546
		19,720,241
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	669,699	22,153,643

TOTAL TELECOMMUNICATION SERVICES		41,873,884

UTILITIES - 0.8%
Electric Utilities - 0.6%
Entergy Corp.	208,500	17,428,515
FirstEnergy Corp.	323,100	12,077,478
Portland General Electric Co.	308,816	14,329,062
PPL Corp.	252,726	7,516,071
		51,351,126
Gas Utilities - 0.0%
National Fuel Gas Co.	47,849	2,657,055
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	482,823	6,498,798
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	168,047	10,076,098
SCANA Corp.	60,100	2,304,234
		12,380,332

TOTAL UTILITIES		72,887,311

TOTAL COMMON STOCKS
(Cost $5,791,898,302)		7,441,074,811

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)
(Cost $257,662)	6,381	125,098

Equity Funds - 12.8%
Mid-Cap Blend Funds - 4.1%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	26,599,264	359,356,028
Mid-Cap Growth Funds - 0.0%
iShares Russell Midcap Growth Index ETF	11,745	1,604,484
Sector Funds - 1.1%
Fidelity SAI Real Estate Index Fund (e)	8,580,017	98,155,395
Small Blend Funds - 4.1%
Fidelity Small Cap Index Fund Institutional Premium Class (e)	15,536,891	358,902,188
Small Growth Funds - 0.1%
iShares Russell 2000 Growth Index ETF (b)	21,475	4,731,587
Small Value Funds - 3.4%
AB Discovery Value Fund Advisor Class	11,369,763	280,378,357
Fidelity Small Cap Value Fund (e)	638,121	13,585,594

TOTAL SMALL VALUE FUNDS		293,963,951

TOTAL EQUITY FUNDS
(Cost $1,006,732,762)		1,116,713,633

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.97% (f)	1,299,589	1,299,849
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	166,495,065	166,511,714
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (h)	161,456,175	161,456,175
TOTAL MONEY MARKET FUNDS
(Cost $329,267,738)		329,267,738
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $7,128,156,464)		8,887,181,280
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(163,881,778)
NET ASSETS - 100%		$8,723,299,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	Sept. 2018	$609,210	$19,749	$19,749
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Sept. 2018	204,560	4,863	4,863
TOTAL FUTURES CONTRACTS					$24,612

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $125,098 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,148
Fidelity Securities Lending Cash Central Fund	1,251,638
Total	$1,259,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$83,998,367	$--	$--	$1,098,242	$--	$14,157,028	$98,155,395
Fidelity SAI Small-Mid Cap 500 Index Fund	275,953,755	154,345,632	103,422,328	--	3,035,938	29,443,031	359,356,028
Fidelity Small Cap Index Fund Institutional Premium Class	--	342,524,682	1,000,000	1,668,718	(36,714)	17,414,220	358,902,188
Fidelity Small Cap Value Fund	351,418,023	--	354,004,846	--	67,831,019	(51,658,602)	13,585,594
Total	$711,370,145	$496,870,314	$458,427,174	$2,766,960	$70,830,243	$9,355,677	$829,999,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,117,766,978	$1,117,641,880	$--	$125,098
Consumer Staples	173,760,932	173,760,932	--	--
Energy	337,981,138	337,981,138	--	--
Financials	1,094,605,850	1,094,605,850	--	--
Health Care	972,149,897	971,726,533	--	423,364
Industrials	1,373,103,298	1,373,103,298	--	--
Information Technology	1,621,490,163	1,621,490,163	--	--
Materials	373,893,950	373,893,945	--	5
Real Estate	261,686,508	261,686,508	--	--
Telecommunication Services	41,873,884	41,873,884	--	--
Utilities	72,887,311	72,887,311	--	--
Equity Funds	1,116,713,633	1,116,713,633	--	--
Money Market Funds	329,267,738	329,267,738	--	--
Total Investments in Securities:	$8,887,181,280	$8,886,632,813	$--	$548,467
Derivative Instruments:
Assets
Futures Contracts	$24,612	$24,612	$--	$--
Total Assets	$24,612	$24,612	$--	$--
Total Derivative Instruments:	$24,612	$24,612	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$24,612	$0
Total Equity Risk	24,612	0
Total Value of Derivatives	$24,612	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $163,405,301) — See accompanying schedule: Unaffiliated issuers (cost $6,228,414,252)	$7,889,370,512
Fidelity Central Funds (cost $167,811,563)	167,811,563
Other affiliated issuers (cost $731,930,649)	829,999,205
Total Investment in Securities (cost $7,128,156,464)		$8,887,181,280
Segregated cash with brokers for derivative instruments		28,200
Receivable for investments sold		19,881,298
Receivable for fund shares sold		2,618,210
Dividends receivable		6,024,856
Interest receivable		248,976
Distributions receivable from Fidelity Central Funds		149,251
Receivable for daily variation margin on futures contracts		2,149
Prepaid expenses		25,783
Other receivables		138,587
Total assets		8,916,298,590
Liabilities
Payable to custodian bank	$1,389,211
Payable for investments purchased	18,695,662
Payable for fund shares redeemed	3,276,543
Accrued management fee	2,794,483
Other affiliated payables	102,203
Other payables and accrued expenses	230,896
Collateral on securities loaned	166,510,090
Total liabilities		192,999,088
Net Assets		$8,723,299,502
Net Assets consist of:
Paid in capital		$6,556,288,410
Undistributed net investment income		25,082,016
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		382,879,686
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,759,049,390
Net Assets, for 553,495,125 shares outstanding		$8,723,299,502
Net Asset Value, offering price and redemption price per share ($8,723,299,502 ÷ 553,495,125 shares)		$15.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$41,560,443
Affiliated issuers		1,808,642
Interest		2,460,513
Income from Fidelity Central Funds		1,259,786
Total income		47,089,384
Expenses
Management fee	$26,516,813
Transfer agent fees	4,211,672
Accounting and security lending fees	641,230
Custodian fees and expenses	86,222
Independent trustees' fees and expenses	49,326
Registration fees	66,751
Audit	40,522
Legal	17,990
Miscellaneous	50,305
Total expenses before reductions	31,680,831
Expense reductions	(10,266,055)
Total expenses after reductions		21,414,776
Net investment income (loss)		25,674,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	320,217,330
Fidelity Central Funds	3,194
Other affiliated issuers	70,830,243
Foreign currency transactions	(2,991)
Futures contracts	20,682,927
Capital gain distributions from underlying funds:
Affiliated issuers	958,318
Total net realized gain (loss)		412,689,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	417,777,537
Affiliated issuers	9,355,677
Assets and liabilities in foreign currencies	(29)
Futures contracts	(72,787)
Total change in net unrealized appreciation (depreciation)		427,060,398
Net gain (loss)		839,749,419
Net increase (decrease) in net assets resulting from operations		$865,424,027

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,674,608	$38,726,095
Net realized gain (loss)	412,689,021	813,674,202
Change in net unrealized appreciation (depreciation)	427,060,398	107,118,004
Net increase (decrease) in net assets resulting from operations	865,424,027	959,518,301
Distributions to shareholders from net investment income	(6,998,450)	(34,846,518)
Distributions to shareholders from net realized gain	(317,429,743)	(584,051,673)
Total distributions	(324,428,193)	(618,898,191)
Share transactions
Proceeds from sales of shares	1,122,893,078	777,512,574
Reinvestment of distributions	323,505,589	617,213,828
Cost of shares redeemed	(767,227,312)	(1,280,920,705)
Net increase (decrease) in net assets resulting from share transactions	679,171,355	113,805,697
Total increase (decrease) in net assets	1,220,167,189	454,425,807
Net Assets
Beginning of period	7,503,132,313	7,048,706,506
End of period	$8,723,299,502	$7,503,132,313
Other Information
Undistributed net investment income end of period	$25,082,016	$6,405,858
Shares
Sold	76,643,624	52,904,604
Issued in reinvestment of distributions	23,025,309	41,904,328
Redeemed	(50,941,259)	(86,702,639)
Net increase (decrease)	48,727,674	8,106,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Small-Mid Cap Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.86	$14.19	$11.12	$13.66	$14.12	$12.30
Income from Investment Operations
Net investment income (loss)B	.05	.08	.05	.04	.03	.02
Net realized and unrealized gain (loss)	1.50	1.88	3.29	(1.78)	.64	3.33
Total from investment operations	1.55	1.96	3.34	(1.74)	.67	3.35
Distributions from net investment income	(.01)	(.07)	(.04)	(.03)	(.03)	(.02)
Distributions from net realized gain	(.64)	(1.22)	(.22)	(.77)	(1.11)	(1.51)
Total distributions	(.65)	(1.29)	(.27)C	(.80)	(1.13)D	(1.53)
Net asset value, end of period	$15.76	$14.86	$14.19	$11.12	$13.66	$14.12
Total ReturnE,F	10.96%	14.04%	30.11%	(13.45)%	5.45%	28.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.85%	.87%	.72%	.62%	.70%
Expenses net of fee waivers, if any	.52%I	.60%	.62%	.46%	.37%	.45%
Expenses net of all reductions	.52%I	.60%	.62%	.46%	.37%	.45%
Net investment income (loss)	.62%I	.53%	.37%	.28%	.23%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$8,723,300	$7,503,132	$7,048,707	$6,718,287	$7,202,333	$5,426,420
Portfolio turnover rateJ	78%I	75%	82%	71%	54%	84%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.224 per share.

 D Total distributions of $1.13 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $1.105 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $138,587 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,991,909,955
Gross unrealized depreciation	(260,733,942)
Net unrealized appreciation (depreciation)	$1,731,176,013
Tax cost	$7,156,029,879

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,758,647,632 and $3,052,785,065, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), LLC, Boston Partners Global Investors, Inc., Fisher Investments, Geode Capital Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, Rice Hall James & Associates, LLC, Victory Capital Management, Inc., Systematic Financial Management, L.P. (through May 17, 2018), BNY Mellon Asset Management North America Corporation and Voya Investment Management Co., LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (FIAM)(an affiliate of the investment adviser) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

During September 2018, the agreement with Systematic Financial Management, L.P. was not renewed.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018, transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018, FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,012 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,889 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,251,638.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $10,266,055.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity SAI Small-Mid Cap 500 Index Fund	15%
Fidelity SAI Real Estate Index Fund	99%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.52%	$1,000.00	$1,109.60	$2.77-C
Hypothetical-D		$1,000.00	$1,022.58	$2.65-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C If fees and changes to the Fund's expense contract and/ or expense cap, effective July 1, 2018, had been in effect for the entire current period, the restated annualized expense ratio would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.23 and $2.14, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Fund

On March 8, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement with FIAM LLC (FIAM) for the fund (the Amended Sub-Advisory Agreement), which will lower the amount of fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, at all asset levels. The terms of the Amended Sub-Advisory Agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding FIAM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered the sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it previously received information regarding the sub-adviser's historical investment performance of its portion of fund and/or the performance of the strategy. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule with FIAM will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to FIAM in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid under current sub-advisory agreement.

The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under the Amended Sub-Advisory Agreement and the other factors considered.

Because the Amended Sub-Advisory Agreement will have no impact on the management fee retained by Strategic Advisers, if any, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement. The Board noted that it will consider costs of services and profitability to Strategic Advisers and FIAM as a result of their relationship with the fund in connection with future renewals of the Amended Sub-Advisory Agreement and the fund's advisory agreement with Strategic Advisers.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board noted that the Amended Sub-Advisory Agreement charges a flat rate on all assets, but that the rate to be charged under the Amended Sub-Advisory Agreement is lower than the effective rates that would be charged at all asset levels under the current sub-advisory agreement. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Fund

On June 7, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub- Advisory Agreement) with Geode Capital Management, LLC (Geode) to add an additional investment mandate (the Amended Sub-Advisory Agreement) for the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule, which was amended to add a new investment mandate. The Amended Sub-Advisory Agreement also reflects a name change from Strategic Advisers, Inc. to Strategic Advisers LLC.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers LLC (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by Geode from its oversight of Geode as a sub-adviser on an existing investment mandate on behalf of the fund and other Strategic Advisers funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to the fund and other funds will also provide services to the fund. The Board considered the staffing within Geode, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program with respect to the investment personnel who will provide services to the fund under the new investment mandate and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that Geode will utilize a different investment mandate to manage the fund than it currently uses on behalf of the fund and other Strategic Advisers funds and reviewed the general qualifications and capabilities of its investment staff who will provide services to the fund under the new investment mandate, its use of technology, and its approach to managing and compensating its investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Amended Sub- Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered that the investment mandate to be utilized by Geode is new and, therefore, does not have historical investment performance. The Board reviewed hypothetical backtested performance of the new investment mandate. The Board noted that it is familiar with Geode's performance as a sub-adviser to an existing investment mandate on behalf of the fund and other Strategic Advisers funds.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Amended Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Geode and the projected change in the fund's total operating expenses as a result of the new investment mandate.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.10% of the fund's average daily net assets and that the Amended Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2020. The Board also considered that the fund's total net expenses after allocating assets to Geode are expected to continue to rank below the median expense ratio of its competitive peer group. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting and that it will consider the potential for such benefits at its September 2018 meeting. With respect to the Amended Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the addition of the new investment mandate will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board considered that the Amended Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMC-SANN-1018
1.912859.108

Strategic Advisers® Small-Mid Cap Multi-Manager Fund Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity Small Cap Index Fund Institutional Premium Class	4.8
Fidelity SAI Small-Mid Cap 500 Index Fund	4.7
Skechers U.S.A., Inc. Class A (sub. vtg.)	1.0
SS&C Technologies Holdings, Inc.	0.8
Carbonite, Inc.	0.7
ServiceMaster Global Holdings, Inc.	0.7
Sensata Technologies, Inc. PLC	0.6
Pool Corp.	0.6
Carter's, Inc.	0.6
Fidelity SAI Real Estate Index Fund	0.6
15.1

Top Five Market Sectors as of August 31, 2018

(stocks only)	% of fund's net assets
Industrials	17.9
Information Technology	17.5
Consumer Discretionary	13.7
Financials	12.3
Health Care	10.4

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Common Stocks	87.5%
Mid-Cap Blend Funds	4.7%
Small Blend Funds	4.8%
Sector Funds	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	1,014	$17,958
BorgWarner, Inc.	700	30,639
Cooper Tire & Rubber Co.	105	3,029
Cooper-Standard Holding, Inc. (a)	260	35,992
Dana Holding Corp.	800	15,656
Delphi Technologies PLC	653	23,005
Lear Corp.	200	32,440
The Goodyear Tire & Rubber Co.	1,274	28,907
Tower International, Inc.	600	20,280
Visteon Corp. (a)	157	17,331
		225,237
Automobiles - 0.2%
Thor Industries, Inc.	345	32,927
Distributors - 0.8%
LKQ Corp. (a)	912	31,482
Pool Corp.	715	117,446
		148,928
Diversified Consumer Services - 1.5%
Bright Horizons Family Solutions, Inc. (a)	360	42,995
Carriage Services, Inc.	400	9,108
Grand Canyon Education, Inc. (a)	742	88,402
ServiceMaster Global Holdings, Inc. (a)	2,127	128,194
		268,699
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc.	900	17,370
Carrols Restaurant Group, Inc. (a)	1,438	22,720
Cedar Fair LP (depositary unit)	506	26,889
Dave & Buster's Entertainment, Inc. (a)	383	22,279
Dunkin' Brands Group, Inc.	429	31,270
Fiesta Restaurant Group, Inc. (a)	155	4,456
Norwegian Cruise Line Holdings Ltd. (a)	747	40,047
Penn National Gaming, Inc. (a)	660	22,744
Red Lion Hotels Corp. (a)	1,837	25,075
U.S. Foods Holding Corp. (a)	291	9,484
Wyndham Destinations, Inc.	200	8,840
Wyndham Hotels & Resorts, Inc.	200	11,350
		242,524
Household Durables - 0.6%
Helen of Troy Ltd. (a)	177	21,054
M.D.C. Holdings, Inc.	1,000	31,700
Newell Brands, Inc.	1,099	23,870
Skyline Champion Corp.	52	1,503
Whirlpool Corp.	200	24,996
		103,123
Internet & Direct Marketing Retail - 0.1%
Groupon, Inc. (a)	771	3,292
Liberty Interactive Corp. QVC Group Series A (a)	282	5,863
U.S. Auto Parts Network, Inc. (a)	5,214	7,612
		16,767
Leisure Products - 0.9%
Brunswick Corp.	1,428	94,848
Polaris Industries, Inc.	607	65,829
		160,677
Media - 1.3%
Altice U.S.A., Inc. Class A	931	16,684
AMC Networks, Inc. Class A (a)	400	25,124
Cinemark Holdings, Inc.	2,613	97,517
Criteo SA sponsored ADR (a)	738	18,310
Discovery Communications, Inc. Class C (non-vtg.) (a)	317	8,128
E.W. Scripps Co. Class A	366	5,369
National CineMedia, Inc.	4,108	37,383
Nexstar Broadcasting Group, Inc. Class A	106	8,692
Sinclair Broadcast Group, Inc. Class A	497	14,388
		231,595
Multiline Retail - 0.5%
Dillard's, Inc. Class A	200	15,716
Kohl's Corp.	800	63,288
Tuesday Morning Corp. (a)	2,138	6,521
		85,525
Specialty Retail - 2.3%
Aaron's, Inc. Class A	1,655	82,287
American Eagle Outfitters, Inc.	800	20,768
Conn's, Inc. (a)	496	20,336
Dick's Sporting Goods, Inc.	518	19,394
Foot Locker, Inc.	600	29,580
Monro, Inc.	685	48,601
Murphy U.S.A., Inc. (a)	400	33,192
Office Depot, Inc.	4,100	13,735
Penske Automotive Group, Inc.	400	21,052
Sally Beauty Holdings, Inc. (a)	5,179	79,757
Sonic Automotive, Inc. Class A (sub. vtg.)	800	17,200
The Children's Place Retail Stores, Inc.	160	22,520
		408,422
Textiles, Apparel & Luxury Goods - 2.8%
Carter's, Inc.	1,034	109,532
Hanesbrands, Inc.	4,518	79,246
Michael Kors Holdings Ltd. (a)	300	21,786
PetIQ, Inc. Class A (a)	102	3,994
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,084	179,356
Switch, Inc. Class A	3,342	38,634
Under Armour, Inc. Class C (non-vtg.) (a)	1,843	34,962
Wolverine World Wide, Inc.	1,211	47,447
		514,957

TOTAL CONSUMER DISCRETIONARY		2,439,381

CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Primo Water Corp. (a)	1,221	24,420
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	257	29,342
Performance Food Group Co. (a)	2,080	68,848
SpartanNash Co.	700	14,945
SUPERVALU, Inc. (a)	1,000	32,290
Weis Markets, Inc.	400	18,636
		164,061
Food Products - 0.8%
Farmer Brothers Co. (a)	523	15,167
Ingredion, Inc.	39	3,942
Lamb Weston Holdings, Inc.	978	66,113
Nomad Foods Ltd. (a)	706	14,720
Pilgrim's Pride Corp. (a)	1,200	22,188
Sanderson Farms, Inc.	200	21,152
		143,282
Household Products - 0.2%
Central Garden & Pet Co. (a)	393	15,602
Spectrum Brands Holdings, Inc.	179	15,546
		31,148
Personal Products - 0.1%
elf Beauty, Inc. (a)	1,321	18,349

TOTAL CONSUMER STAPLES		381,260

ENERGY - 3.8%
Energy Equipment & Services - 1.0%
Core Laboratories NV	430	49,257
McDermott International, Inc. (a)	1,441	27,869
Patterson-UTI Energy, Inc.	2,846	48,752
RigNet, Inc. (a)	1,386	22,592
U.S. Silica Holdings, Inc.	1,000	21,190
		169,660
Oil, Gas & Consumable Fuels - 2.8%
Abraxas Petroleum Corp. (a)	7,517	16,913
Arch Coal, Inc.	89	7,892
Cabot Oil & Gas Corp.	1,937	46,159
Canacol Energy Ltd. (a)	5,107	16,241
Cheniere Energy, Inc. (a)	258	17,268
Cimarex Energy Co.	599	50,604
Delek U.S. Holdings, Inc.	413	22,509
Earthstone Energy, Inc. (a)	355	2,975
Extraction Oil & Gas, Inc. (a)	1,651	19,069
Highpoint Resources, Inc. (a)	2,114	11,648
Laredo Petroleum, Inc. (a)	800	6,632
Leucrotta Exploration, Inc. (a)	4,493	6,559
Magnolia Oil & Gas Corp. Class A (a)	3,190	44,213
Newfield Exploration Co. (a)	900	24,552
Oasis Petroleum, Inc. (a)	1,475	19,854
Paramount Resources Ltd. Class A (a)	2,126	23,459
Parsley Energy, Inc. Class A (a)	1,090	30,269
PBF Energy, Inc. Class A	945	49,064
Penn Virginia Corp. (a)	30	2,668
Scorpio Tankers, Inc.	4,433	8,511
Sundance Energy Australia Ltd. (a)	146,725	7,384
W&T Offshore, Inc. (a)	4,800	32,496
Whiting Petroleum Corp. (a)	467	23,775
World Fuel Services Corp.	300	8,409
		499,123

TOTAL ENERGY		668,783

FINANCIALS - 12.3%
Banks - 5.1%
Associated Banc-Corp.	1,133	30,874
Bank of the Ozarks, Inc.	483	19,542
BankUnited, Inc.	1,740	67,495
Cadence Bancorp Class A	995	28,109
Cathay General Bancorp	800	33,840
Central Pacific Financial Corp.	400	11,332
CIT Group, Inc.	700	37,968
Commerce Bancshares, Inc.	475	33,754
Cullen/Frost Bankers, Inc.	250	27,723
East West Bancorp, Inc.	399	25,293
First Hawaiian, Inc.	1,247	36,151
First Horizon National Corp.	2,073	38,185
First Interstate Bancsystem, Inc.	762	35,395
Fulton Financial Corp.	1,000	18,200
Great Western Bancorp, Inc.	381	16,589
Hancock Whitney Corp.	300	15,465
Hanmi Financial Corp.	500	13,050
IBERIABANK Corp.	647	56,063
KeyCorp	2,500	52,675
Old National Bancorp, Indiana	1,400	28,420
Preferred Bank, Los Angeles	154	9,426
Regions Financial Corp.	2,600	50,596
Signature Bank	213	24,653
SVB Financial Group (a)	89	28,725
TCF Financial Corp.	1,500	38,025
Western Alliance Bancorp. (a)	671	38,683
Wintrust Financial Corp.	413	36,571
Zions Bancorporation	900	47,961
		900,763
Capital Markets - 2.2%
E*TRADE Financial Corp. (a)	354	20,836
Eaton Vance Corp. (non-vtg.)	987	52,045
FactSet Research Systems, Inc.	139	31,885
Lazard Ltd. Class A	1,368	65,856
Legg Mason, Inc.	700	21,840
LPL Financial	1,025	67,896
Moelis & Co. Class A	335	19,447
Morningstar, Inc.	219	31,168
PennantPark Investment Corp.	2,600	20,228
Prospect Capital Corp.	2,900	21,750
WisdomTree Investments, Inc.	3,936	32,354
		385,305
Consumer Finance - 0.9%
Ally Financial, Inc.	1,818	48,868
Navient Corp.	900	12,276
OneMain Holdings, Inc. (a)	1,182	43,379
SLM Corp. (a)	5,169	60,581
		165,104
Diversified Financial Services - 0.9%
Banco Latinoamericano de Comercio Exterior SA Series E	700	14,469
Donnelley Financial Solutions, Inc. (a)	137	2,862
Focus Financial Partners, Inc. Class A	270	11,364
Granite Point Mortgage Trust, Inc.	142	2,718
Jefferies Financial Group, Inc.	1,814	42,121
On Deck Capital, Inc. (a)	7,290	59,924
Voya Financial, Inc.	737	36,902
		170,360
Insurance - 2.3%
Assured Guaranty Ltd.	700	28,518
Athene Holding Ltd. (a)	235	11,670
CNA Financial Corp.	700	31,430
CNO Financial Group, Inc.	1,900	41,059
Everest Re Group Ltd.	120	26,762
First American Financial Corp.	700	39,802
Genworth Financial, Inc. Class A (a)	2,800	13,020
Heritage Insurance Holdings, Inc.	800	11,720
Kinsale Capital Group, Inc.	385	23,396
Lincoln National Corp.	600	39,348
ProAssurance Corp.	650	31,428
Reinsurance Group of America, Inc.	230	32,856
RLI Corp.	288	22,167
Universal Insurance Holdings, Inc.	600	26,760
Unum Group	900	33,192
		413,128
Mortgage Real Estate Investment Trusts - 0.5%
MFA Financial, Inc.	2,300	17,618
New York Mortgage Trust, Inc.	2,300	14,720
Redwood Trust, Inc.	1,100	18,678
Starwood Property Trust, Inc.	1,100	24,233
Two Harbors Investment Corp.	750	11,715
		86,964
Thrifts & Mortgage Finance - 0.4%
Lendingtree, Inc. (a)	39	9,881
MGIC Investment Corp. (a)	3,100	39,432
Radian Group, Inc.	800	16,264
		65,577

TOTAL FINANCIALS		2,187,201

HEALTH CARE - 10.4%
Biotechnology - 1.3%
Agios Pharmaceuticals, Inc. (a)	270	21,794
Atara Biotherapeutics, Inc. (a)	549	22,482
DBV Technologies SA sponsored ADR (a)	1,184	26,332
Dyax Corp. rights 12/31/19 (a)(b)	741	2,964
Exact Sciences Corp. (a)	303	22,692
Heron Therapeutics, Inc. (a)	757	29,182
Immune Design Corp. (a)	1,310	4,978
Immunomedics, Inc. (a)	1,139	30,480
Neurocrine Biosciences, Inc. (a)	268	32,951
Sage Therapeutics, Inc. (a)	175	28,746
United Therapeutics Corp. (a)	100	12,299
		234,900
Health Care Equipment & Supplies - 2.5%
Anika Therapeutics, Inc. (a)	250	10,348
AxoGen, Inc. (a)	667	29,248
DexCom, Inc. (a)	146	21,079
Endologix, Inc. (a)	4,371	10,053
IDEXX Laboratories, Inc. (a)	321	81,547
Insulet Corp. (a)	220	22,939
Integer Holdings Corp. (a)	300	23,970
Masimo Corp. (a)	178	20,984
Nevro Corp. (a)	595	40,115
Quanterix Corp. (a)	557	9,319
Steris PLC	517	59,155
The Cooper Companies, Inc.	140	35,809
West Pharmaceutical Services, Inc.	617	72,220
		436,786
Health Care Providers & Services - 2.8%
Capital Senior Living Corp. (a)	879	7,797
Centene Corp. (a)	518	75,877
G1 Therapeutics, Inc. (a)	348	21,117
HealthEquity, Inc. (a)	232	21,857
HealthSouth Corp.	858	70,004
Henry Schein, Inc. (a)	512	39,772
LifePoint Hospitals, Inc. (a)	500	32,200
Magellan Health Services, Inc. (a)	200	14,700
MEDNAX, Inc. (a)	1,006	47,634
Molina Healthcare, Inc. (a)	270	37,260
Owens & Minor, Inc.	1,100	18,678
Premier, Inc. (a)	780	34,499
Quest Diagnostics, Inc.	100	10,998
Wellcare Health Plans, Inc. (a)	214	64,750
		497,143
Health Care Technology - 0.9%
athenahealth, Inc. (a)	268	41,245
Evolent Health, Inc. (a)	1,443	36,797
Medidata Solutions, Inc. (a)	873	74,188
Omnicell, Inc. (a)	243	16,706
		168,936
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	96	31,229
Cambrex Corp. (a)	294	19,816
PRA Health Sciences, Inc. (a)	302	31,891
Syneos Health, Inc. (a)	1,618	80,657
		163,593
Pharmaceuticals - 2.0%
Avadel Pharmaceuticals PLC sponsored ADR (a)	424	2,175
Catalent, Inc. (a)	1,923	80,381
Jazz Pharmaceuticals PLC (a)	225	38,457
Lannett Co., Inc. (a)	900	4,815
Mallinckrodt PLC (a)	500	17,230
Mylan NV (a)	551	21,561
Prestige Brands Holdings, Inc. (a)	2,005	77,193
Revance Therapeutics, Inc. (a)	798	21,865
TherapeuticsMD, Inc. (a)	7,896	51,166
Zogenix, Inc. (a)	695	33,569
		348,412

TOTAL HEALTH CARE		1,849,770

INDUSTRIALS - 17.9%
Aerospace & Defense - 0.8%
HEICO Corp. Class A	456	33,972
Huntington Ingalls Industries, Inc.	60	14,668
Moog, Inc. Class A	200	15,782
Spirit AeroSystems Holdings, Inc. Class A	700	59,850
Wesco Aircraft Holdings, Inc. (a)	1,041	12,648
		136,920
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	400	24,360
Forward Air Corp.	958	61,561
		85,921
Airlines - 1.2%
Air Canada (a)	3,803	78,158
Alaska Air Group, Inc.	300	20,247
JetBlue Airways Corp. (a)	1,600	30,528
SkyWest, Inc.	1,341	87,567
		216,500
Building Products - 1.1%
Allegion PLC	549	47,884
Fortune Brands Home & Security, Inc.	755	40,000
Owens Corning	400	22,648
Patrick Industries, Inc. (a)	598	38,272
Simpson Manufacturing Co. Ltd.	110	8,445
USG Corp. (a)	984	42,410
		199,659
Commercial Services & Supplies - 4.0%
ABM Industries, Inc.	1,789	56,747
ADS Waste Holdings, Inc. (a)	563	15,021
Brady Corp. Class A	1,354	54,769
BrightView Holdings, Inc.	1,510	26,818
Casella Waste Systems, Inc. Class A (a)	775	21,995
Charah Solutions, Inc.	1,509	11,061
Cimpress NV (a)	253	35,420
Clean Harbors, Inc. (a)	1,166	79,976
Deluxe Corp.	400	23,688
Evoqua Water Technologies Corp. (a)	1,717	33,275
Herman Miller, Inc.	1,424	54,539
Hudson Technologies, Inc. (a)	622	1,163
KAR Auction Services, Inc.	690	43,256
LSC Communications, Inc.	137	1,676
Msa Safety, Inc.	210	21,229
Multi-Color Corp.	1,238	76,447
Pitney Bowes, Inc.	2,061	14,963
R.R. Donnelley & Sons Co.	366	1,852
Ritchie Brothers Auctioneers, Inc.	994	37,881
Waste Connection, Inc. (United States)	1,341	106,462
		718,238
Construction & Engineering - 0.3%
Fluor Corp.	312	17,912
Williams Scotsman Corp. (a)	1,560	27,222
		45,134
Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	583	32,351
Regal Beloit Corp.	400	33,480
Sensata Technologies, Inc. PLC (a)	2,222	117,655
		183,486
Industrial Conglomerates - 0.1%
ITT, Inc.	400	23,644
Machinery - 4.2%
Allison Transmission Holdings, Inc.	1,088	54,030
Crane Co.	100	9,128
Douglas Dynamics, Inc.	758	34,716
Gates Industrial Corp. PLC (a)	1,542	28,111
Global Brass & Copper Holdings, Inc.	600	23,130
John Bean Technologies Corp.	556	65,775
Kennametal, Inc.	1,458	59,545
Lincoln Electric Holdings, Inc.	372	35,028
Middleby Corp. (a)	523	63,565
Park-Ohio Holdings Corp.	300	12,435
Proto Labs, Inc. (a)	136	21,141
RBC Bearings, Inc. (a)	380	56,928
Snap-On, Inc.	282	49,852
Tennant Co.	723	55,346
Timken Co.	300	14,595
Toro Co.	1,474	89,604
Wabtec Corp.	277	30,005
Woodward, Inc.	579	46,644
		749,578
Marine - 0.5%
Kirby Corp. (a)	969	84,594
Professional Services - 0.9%
Manpower, Inc.	300	28,119
Nielsen Holdings PLC	970	25,220
TriNet Group, Inc. (a)	1,799	106,267
		159,606
Road & Rail - 1.8%
Avis Budget Group, Inc. (a)	941	29,275
Covenant Transport Group, Inc. Class A (a)	180	5,377
Daseke, Inc. (a)	3,088	27,761
Heartland Express, Inc.	3,117	63,743
J.B. Hunt Transport Services, Inc.	173	20,890
Knight-Swift Transportation Holdings, Inc. Class A	2,282	77,885
Landstar System, Inc.	300	34,740
Ryder System, Inc.	300	23,052
Werner Enterprises, Inc.	777	28,788
		311,511
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	479	36,907
CAI International, Inc. (a)	386	10,418
GATX Corp.	400	33,780
MSC Industrial Direct Co., Inc. Class A	969	82,830
Systemax, Inc.	270	9,855
Triton International Ltd.	1,000	37,780
United Rentals, Inc. (a)	240	37,409
Univar, Inc. (a)	611	16,998
		265,977

TOTAL INDUSTRIALS		3,180,768

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.2%
Ciena Corp. (a)	2,698	85,203
F5 Networks, Inc. (a)	200	37,824
Finisar Corp. (a)	1,028	20,971
Infinera Corp. (a)	1,566	14,016
Juniper Networks, Inc.	1,200	34,116
KVH Industries, Inc. (a)	139	1,731
ViaSat, Inc. (a)	33	2,073
Viavi Solutions, Inc. (a)	1,753	19,634
		215,568
Electronic Equipment & Components - 2.5%
Arrow Electronics, Inc. (a)	300	23,259
Avnet, Inc.	600	29,040
Belden, Inc.	552	40,141
CDW Corp.	677	59,278
Cognex Corp.	700	37,660
Flextronics International Ltd. (a)	1,400	19,306
Jabil, Inc.	1,200	35,472
Keysight Technologies, Inc. (a)	353	22,906
Sanmina Corp. (a)	700	21,560
Trimble, Inc. (a)	2,504	105,418
TTM Technologies, Inc. (a)	1,200	22,440
Vishay Intertechnology, Inc.	900	21,420
		437,900
Internet Software & Services - 5.3%
2U, Inc. (a)	499	44,591
Alphabet, Inc. Class C (a)	24	29,237
Apptio, Inc. Class A (a)	811	31,467
Box, Inc. Class A (a)	887	21,785
Carbonite, Inc. (a)	3,093	128,514
Care.com, Inc. (a)	3,015	58,581
ChannelAdvisor Corp. (a)	1,457	19,014
Cornerstone OnDemand, Inc. (a)	580	32,805
DocuSign, Inc.	100	6,244
Facebook, Inc. Class A (a)	66	11,598
GoDaddy, Inc. (a)	397	32,340
GrubHub, Inc. (a)	512	73,784
Hortonworks, Inc. (a)	2,541	56,715
Instructure, Inc. (a)	436	17,854
Internap Network Services Corp. (a)	2,087	28,008
j2 Global, Inc.	652	53,836
LogMeIn, Inc.	961	82,598
Match Group, Inc. (a)	342	17,117
Nutanix, Inc. Class A (a)	388	21,852
Q2 Holdings, Inc. (a)	939	58,500
Shutterstock, Inc.	1,228	67,589
Stamps.com, Inc. (a)	104	25,839
Yelp, Inc. (a)	478	22,523
		942,391
IT Services - 1.9%
Acxiom Corp. (a)	414	18,916
Amdocs Ltd.	500	32,640
Convergys Corp.	700	17,311
CoreLogic, Inc. (a)	603	30,657
Euronet Worldwide, Inc. (a)	751	73,448
First Data Corp. Class A (a)	1,295	33,307
Gartner, Inc. (a)	234	35,044
Presidio, Inc.	2,413	36,485
Unisys Corp. (a)	3,204	59,594
Virtusa Corp. (a)	113	6,583
		343,985
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Energy Industries, Inc. (a)	500	29,790
Advanced Micro Devices, Inc. (a)	1,225	30,833
AXT, Inc. (a)	1,107	8,745
Cabot Microelectronics Corp.	510	57,492
Cirrus Logic, Inc. (a)	500	21,975
Maxim Integrated Products, Inc.	238	14,392
ON Semiconductor Corp. (a)	1,800	38,412
Teradyne, Inc.	526	21,666
		223,305
Software - 4.4%
Aspen Technology, Inc. (a)	368	42,452
Attunity Ltd. (a)	1,206	25,169
CyberArk Software Ltd. (a)	677	51,059
Descartes Systems Group, Inc. (a)	619	21,665
Descartes Systems Group, Inc. (Canada) (a)	2	70
Ebix, Inc.	498	39,666
Guidewire Software, Inc. (a)	494	49,682
Manhattan Associates, Inc. (a)	649	37,636
Nuance Communications, Inc. (a)	1,665	27,173
QAD, Inc. Class A	531	32,205
Rapid7, Inc. (a)	436	16,633
RealPage, Inc. (a)	636	39,686
Splunk, Inc. (a)	411	52,670
SS&C Technologies Holdings, Inc.	2,471	146,629
Tableau Software, Inc. (a)	424	47,429
Talend SA ADR (a)	618	38,038
Tyler Technologies, Inc. (a)	214	52,847
Ultimate Software Group, Inc. (a)	133	41,186
Upland Software, Inc. (a)	372	13,846
		775,741
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp. (a)	1,709	34,778
NCR Corp. (a)	600	17,046
Quantum Corp. (a)	4,708	9,510
Seagate Technology LLC	600	32,124
Stratasys Ltd. (a)	874	21,806
Western Digital Corp.	151	9,549
Xerox Corp.	1,823	50,789
		175,602

TOTAL INFORMATION TECHNOLOGY		3,114,492

MATERIALS - 4.0%
Chemicals - 1.9%
Axalta Coating Systems Ltd. (a)	1,236	37,698
Cabot Corp.	577	37,459
Eastman Chemical Co.	500	48,515
Huntsman Corp.	2,748	83,787
Quaker Chemical Corp.	212	38,190
Rayonier Advanced Materials, Inc.	618	12,916
Trinseo SA	500	38,575
Valvoline, Inc.	1,910	41,103
Westlake Chemical Corp.	141	13,334
		351,577
Construction Materials - 0.3%
Eagle Materials, Inc.	290	26,776
U.S. Concrete, Inc. (a)	504	24,293
		51,069
Containers & Packaging - 1.2%
Aptargroup, Inc.	919	96,228
Crown Holdings, Inc. (a)	470	20,121
Graphic Packaging Holding Co.	3,016	42,888
Owens-Illinois, Inc. (a)	1,200	21,204
WestRock Co.	557	30,680
		211,121
Metals & Mining - 0.4%
Ferroglobe Representation & Warranty Insurance (a)(b)	2,166	0
Goldcorp, Inc.	1,452	15,688
Kinross Gold Corp. (a)	5,440	16,257
Reliance Steel & Aluminum Co.	300	26,367
Tahoe Resources, Inc. (a)	2,738	9,420
		67,732
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	300	8,715
Mercer International, Inc. (SBI)	693	12,266
P.H. Glatfelter Co.	600	11,538
		32,519

TOTAL MATERIALS		714,018

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.7%
CBL & Associates Properties, Inc.	1,100	4,906
CorEnergy Infrastructure Trust, Inc.	600	22,458
DDR Corp.	950	13,291
DiamondRock Hospitality Co.	1,600	19,136
EastGroup Properties, Inc.	481	46,787
Government Properties Income Trust	1,200	20,292
Hospitality Properties Trust (SBI)	1,200	34,788
Medical Properties Trust, Inc.	1,900	28,595
Mid-America Apartment Communities, Inc.	382	39,560
National Retail Properties, Inc.	1,333	61,438
National Storage Affiliates Trust	1,044	29,608
Omega Healthcare Investors, Inc.	1,100	36,355
Outfront Media, Inc.	1,673	33,243
Piedmont Office Realty Trust, Inc. Class A	1,700	33,728
Preferred Apartment Communities, Inc. Class A	800	14,256
RLJ Lodging Trust	1,649	36,130
Sabra Health Care REIT, Inc.	1,200	28,296
Select Income REIT	900	18,495
Senior Housing Properties Trust (SBI)	1,900	36,309
Spirit MTA REIT	380	4,074
Spirit Realty Capital, Inc.	3,800	31,806
Summit Hotel Properties, Inc.	1,100	15,103
VEREIT, Inc.	3,600	28,152
Washington Prime Group, Inc.	2,200	17,028
		653,834
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC	1,280	22,605
HFF, Inc.	646	29,335
Realogy Holdings Corp.	1,066	22,802
Retail Value, Inc. (a)	95	3,393
		78,135

TOTAL REAL ESTATE		731,969

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Bandwidth, Inc. (a)	804	36,630
Ooma, Inc. (a)	362	5,792
		42,422
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	1,211	40,060

TOTAL TELECOMMUNICATION SERVICES		82,482

UTILITIES - 1.2%
Electric Utilities - 0.9%
Entergy Corp.	600	50,154
FirstEnergy Corp.	1,100	41,118
Portland General Electric Co.	1,071	49,694
PPL Corp.	574	17,071
		158,037
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,700	22,882
Multi-Utilities - 0.2%
NorthWestern Energy Corp.	664	39,813

TOTAL UTILITIES		220,732

TOTAL COMMON STOCKS
(Cost $12,163,434)		15,570,856

Equity Funds - 10.1%
Mid-Cap Blend Funds - 4.7%
Fidelity SAI Small-Mid Cap 500 Index Fund (c)	62,358	842,457
Sector Funds - 0.6%
Fidelity SAI Real Estate Index Fund (c)	9,532	109,048
Small Blend Funds - 4.8%
Fidelity Small Cap Index Fund Institutional Premium Class (c)	36,688	847,484
TOTAL EQUITY FUNDS
(Cost $1,645,194)		1,798,989

Money Market Funds - 2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (d)
(Cost $427,269)	427,269	427,269
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,235,897)		17,797,114
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,362)
NET ASSETS - 100%		$17,793,752

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Affiliated Fund

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$93,320	$--	$--	$1,220	$--	$15,728	$109,048
Fidelity SAI Small-Mid Cap 500 Index Fund	569,466	579,323	373,703	--	11,516	55,855	842,457
Fidelity Small Cap Index Fund Institutional Premium Class	--	941,673	122,403	3,555	328	27,886	847,484
Total	$662,786	$1,520,996	$496,106	$4,775	$11,844	$99,469	$1,798,989

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,439,381	$2,439,381	$--	$--
Consumer Staples	381,260	381,260	--	--
Energy	668,783	668,783	--	--
Financials	2,187,201	2,187,201	--	--
Health Care	1,849,770	1,846,806	--	2,964
Industrials	3,180,768	3,180,768	--	--
Information Technology	3,114,492	3,114,492	--	--
Materials	714,018	714,018	--	--
Real Estate	731,969	731,969	--	--
Telecommunication Services	82,482	82,482	--	--
Utilities	220,732	220,732	--	--
Equity Funds	1,798,989	1,798,989	--	--
Money Market Funds	427,269	427,269	--	--
Total Investments in Securities:	$17,797,114	$17,794,150	$--	$2,964

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,590,703)	$15,998,125
Affiliated issuers (cost $1,645,194)	1,798,989
Total Investment in Securities (cost $14,235,897)		$17,797,114
Cash		485
Receivable for investments sold		42,665
Receivable for fund shares sold		3,137
Dividends receivable		14,399
Interest receivable		611
Prepaid expenses		55
Receivable from investment adviser for expense reductions		3,815
Other receivables		576
Total assets		17,862,857
Liabilities
Payable for investments purchased	$20,130
Accrued management fee	10,464
Distribution and service plan fees payable	32
Other affiliated payables	2,162
Audit fee payable	22,213
Custody fee payable	13,478
Other payables and accrued expenses	626
Total liabilities		69,105
Net Assets		$17,793,752
Net Assets consist of:
Paid in capital		$13,460,774
Undistributed net investment income		20,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		751,589
Net unrealized appreciation (depreciation) on investments		3,561,217
Net Assets		$17,793,752
Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($17,474,090 ÷ 1,627,203 shares)		$10.74
Class L:
Net Asset Value, offering price and redemption price per share ($160,789 ÷ 14,993 shares)		$10.72
Class N:
Net Asset Value, offering price and redemption price per share ($158,873 ÷ 14,926 shares)		$10.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$96,528
Affiliated issuers		2,734
Non-Cash dividends		6,329
Interest		8,853
Total income		114,444
Expenses
Management fee	$60,903
Transfer agent fees	9,578
Distribution and service plan fees	187
Accounting fees and expenses	3,169
Custodian fees and expenses	19,598
Independent trustees' fees and expenses	99
Registration fees	16,276
Audit	36,637
Legal	4,778
Miscellaneous	97
Total expenses before reductions	151,322
Expense reductions	(57,392)
Total expenses after reductions		93,930
Net investment income (loss)		20,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	769,354
Affiliated issuers	11,844
Foreign currency transactions	(10)
Futures contracts	46,636
Capital gain distributions from underlying funds:
Affiliated issuers	2,041
Total net realized gain (loss)		829,865
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	792,932
Affiliated issuers	99,469
Futures contracts	(316)
Total change in net unrealized appreciation (depreciation)		892,085
Net gain (loss)		1,721,950
Net increase (decrease) in net assets resulting from operations		$1,742,464

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,514	$10,283
Net realized gain (loss)	829,865	1,785,246
Change in net unrealized appreciation (depreciation)	892,085	308,602
Net increase (decrease) in net assets resulting from operations	1,742,464	2,104,131
Distributions to shareholders from net investment income	–	(18,378)
Distributions to shareholders from net realized gain	(883,759)	(1,072,219)
Total distributions	(883,759)	(1,090,597)
Share transactions - net increase (decrease)	1,355,582	(898,485)
Redemption fees	–	635
Total increase (decrease) in net assets	2,214,287	115,684
Net Assets
Beginning of period	15,579,465	15,463,781
End of period	$17,793,752	$15,579,465
Other Information
Undistributed net investment income end of period	$20,172	$–
Accumulated net investment loss end of period	$–	$(342)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Small-Mid Cap Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$9.71	$9.10	$11.40	$13.46	$12.25
Income from Investment Operations
Net investment income (loss)B	.01	.01	.01	(.02)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.07	1.28	2.76	(1.54)	.70	3.24
Total from investment operations	1.08	1.29	2.77	(1.56)	.66	3.21
Distributions from net investment income	–	(.01)	–C	–	–	–
Distributions from net realized gain	(.59)	(.74)	(2.16)	(.74)	(2.72)	(2.00)
Total distributions	(.59)	(.75)	(2.16)	(.74)	(2.72)	(2.00)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.74	$10.25	$9.71	$9.10	$11.40	$13.46
Total ReturnD,E	11.24%	13.49%	31.35%	(14.27)%	5.88%	27.21%
Ratios to Average Net AssetsF
Expenses before reductions	1.85%G	1.92%	2.17%	1.41%	1.34%	1.25%
Expenses net of fee waivers, if any	1.15%G	1.15%	1.15%	1.16%	1.16%	1.16%
Expenses net of all reductions	1.15%G	1.15%	1.15%	1.16%	1.16%	1.16%
Net investment income (loss)	.25%G	.06%	.08%	(.18)%	(.29)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,474	$15,292	$13,251	$28,621	$32,904	$57,019
Portfolio turnover rateH	47%G	64%	120%	89%	85%	117%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Small-Mid Cap Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$9.70	$9.09	$11.39	$13.45	$14.28
Income from Investment Operations
Net investment income (loss)C	.01	.01	.01	(.02)	(.04)	(.01)
Net realized and unrealized gain (loss)	1.06	1.28	2.76	(1.54)	.70	.93
Total from investment operations	1.07	1.29	2.77	(1.56)	.66	.92
Distributions from net investment income	–	(.01)	–D	–	–	–
Distributions from net realized gain	(.59)	(.74)	(2.16)	(.74)	(2.72)	(1.75)
Total distributions	(.59)	(.75)	(2.16)	(.74)	(2.72)	(1.75)
Redemption fees added to paid in capitalC	–	–D	–D	–D	–D	–D
Net asset value, end of period	$10.72	$10.24	$9.70	$9.09	$11.39	$13.45
Total ReturnE,F	11.14%	13.50%	31.39%	(14.29)%	5.89%	6.84%
Ratios to Average Net AssetsG
Expenses before reductions	1.83%H	1.89%	2.21%	1.40%	1.37%	1.54%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.15%	1.16%	1.16%	1.16%H
Expenses net of all reductions	1.15%H	1.15%	1.15%	1.16%	1.16%	1.16%H
Net investment income (loss)	.26%H	.05%	.09%	(.18)%	(.29)%	(.17)%H
Supplemental Data
Net assets, end of period (000 omitted)	$161	$145	$127	$97	$113	$107
Portfolio turnover rateI	47%H	64%	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Small-Mid Cap Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$9.64	$9.07	$11.38	$13.44	$14.28
Income from Investment Operations
Net investment income (loss)C	–D	(.02)	(.02)	(.05)	(.07)	(.02)
Net realized and unrealized gain (loss)	1.05	1.29	2.74	(1.52)	.70	.92
Total from investment operations	1.05	1.27	2.72	(1.57)	.63	.90
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.59)	(.73)	(2.15)	(.74)	(2.69)	(1.74)
Total distributions	(.59)	(.73)	(2.15)	(.74)	(2.69)	(1.74)
Redemption fees added to paid in capitalC	–	–D	–D	–D	–D	–D
Net asset value, end of period	$10.64	$10.18	$9.64	$9.07	$11.38	$13.44
Total ReturnE,F	10.96%	13.36%	30.86%	(14.42)%	5.62%	6.73%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%H	2.14%	2.45%	1.65%	1.62%	1.81%H
Expenses net of fee waivers, if any	1.40%H	1.40%	1.40%	1.41%	1.41%	1.41%H
Expenses net of all reductions	1.40%H	1.40%	1.40%	1.41%	1.41%	1.41%H
Net investment income (loss)	.01%H	(.19)%	(.16)%	(.43)%	(.54)%	(.42)%H
Supplemental Data
Net assets, end of period (000 omitted)	$159	$143	$126	$96	$113	$107
Portfolio turnover rateI	47%H	64%	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $576 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,168,962
Gross unrealized depreciation	(657,545)
Net unrealized appreciation (depreciation)	$3,511,417
Tax cost	$14,285,697

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,816,692 and $3,660,230, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .75% of the Fund's average net assets.

Sub-Advisers. ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, and BNY Mellon Asset Management North America Corporation each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

AllianceBernstein, L.P. (AB), FIAM LLC (an affiliate of the investment adviser), Boston Partners Global Investors, Inc., Fisher Investments, Geode Capital Management, LLC, Rice Hall James & Associates, LLC, Victory Capital Management, Inc. and Voya Investment Management Co., LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

During September 2018, the agreement with Systematic Financial Management, L.P. was not renewed.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$187	$187

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Small-Mid Cap Multi-Manager	$9,443.12
Class L	68.09
Class N	67.09
	$9,578

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $816.

The investment adviser has contractually agreed to reimburse Small-Mid Multi Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.15%	$55,570
Class L	1.15%	504
Class N	1.40%	501

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Small-Mid Cap Multi-Manager	$–	$18,205
Class L	–	173
Total	$–	$18,378
From net realized gain
Small-Mid Cap Multi-Manager	$867,217	$1,028,078
Class F	–	24,737
Class L	8,318	9,769
Class N	8,224	9,635
Total	$883,759	$1,072,219

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Small-Mid Cap Multi-Manager
Shares sold	112,098	237,242	$1,158,334	$2,413,353
Reinvestment of distributions	90,713	103,772	867,217	1,046,283
Shares redeemed	(66,842)	(214,829)	(686,511)	(2,169,847)
Net increase (decrease)	135,969	126,185	$1,339,040	$1,289,789
Class F
Shares sold	–	93,458	$–	$938,773
Reinvestment of distributions	–	2,590	–	24,737
Shares redeemed	–	(296,820)	–	(3,171,361)
Net increase (decrease)	–	(200,772)	$–	$(2,207,851)
Class L
Reinvestment of distributions	871	987	8,318	9,942
Net increase (decrease)	871	987	$8,318	$9,942
Class N
Reinvestment of distributions	867	963	8,224	9,635
Net increase (decrease)	867	963	$8,224	$9,635

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 69% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Small-Mid Cap Multi-Manager	1.15%
Actual		$1,000.00	$1,112.40	$6.12
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class L	1.15%
Actual		$1,000.00	$1,111.40	$6.12
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class N	1.40%
Actual		$1,000.00	$1,109.60	$7.44
Hypothetical-C		$1,000.00	$1,018.15	$7.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On March 8, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement with FIAM LLC (FIAM) for the fund (the Amended Sub-Advisory Agreement), which will lower the amount of fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, at all asset levels. The terms of the Amended Sub-Advisory Agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding FIAM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered the sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it previously received information regarding the sub-adviser's historical investment performance of its portion of fund and/or the performance of the strategy. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule with FIAM will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to FIAM in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid under current sub-advisory agreement. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement will have no impact on the management fee retained by Strategic Advisers, if any, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement. The Board noted that it will consider costs of services and profitability to Strategic Advisers and FIAM as a result of their relationship with the fund in connection with future renewals of the Amended Sub-Advisory Agreement and the fund's advisory agreement with Strategic Advisers.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board noted that the Amended Sub-Advisory Agreement charges a flat rate on all assets, but that the rate to be charged under the Amended Sub-Advisory Agreement is lower than the effective rates that would be charged at all asset levels under the current sub-advisory agreement. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub- Advisory Agreement) with Geode Capital Management, LLC (Geode) to add an additional investment mandate (the Amended Sub-Advisory Agreement) for the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule, which was amended to add a new investment mandate. The Amended Sub-Advisory Agreement also reflects a name change from Strategic Advisers, Inc. to Strategic Advisers LLC.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers LLC (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by Geode from its oversight of Geode as a sub-adviser on an existing investment mandate on behalf of the fund and other Strategic Advisers funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to the fund and other funds will also provide services to the fund. The Board considered the staffing within Geode, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program with respect to the investment personnel who will provide services to the fund under the new investment mandate and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that Geode will utilize a different investment mandate to manage the fund than it currently uses on behalf of the fund and other Strategic Advisers funds and reviewed the general qualifications and capabilities of its investment staff who will provide services to the fund under the new investment mandate, its use of technology, and its approach to managing and compensating its investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Amended Sub- Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered that the investment mandate to be utilized by Geode is new and, therefore, does not have historical investment performance. The Board reviewed hypothetical backtested performance of the new investment mandate. The Board noted that it is familiar with Geode's performance as a sub-adviser to an existing investment mandate on behalf of the fund and other Strategic Advisers funds.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Amended Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Geode and the projected change in the fund's total operating expenses as a result of the new investment mandate.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Amended Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund, Strategic Advisers' portion of the management fee or Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.15%, 1.15% and 1.40%, respectively, through April 30, 2019. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Amended Sub-Advisory Agreement because Strategic Advisers does not expect to allocate any assets of the fund to Geode at this time. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting and that it will consider the potential for such benefits at its September 2018 meeting. With respect to the Amended Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the addition of the new investment mandate will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board considered that the Amended Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Small-Mid Cap Multi-Manager Fund Class L and Class N Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity Small Cap Index Fund Institutional Premium Class	4.8
Fidelity SAI Small-Mid Cap 500 Index Fund	4.7
Skechers U.S.A., Inc. Class A (sub. vtg.)	1.0
SS&C Technologies Holdings, Inc.	0.8
Carbonite, Inc.	0.7
ServiceMaster Global Holdings, Inc.	0.7
Sensata Technologies, Inc. PLC	0.6
Pool Corp.	0.6
Carter's, Inc.	0.6
Fidelity SAI Real Estate Index Fund	0.6
15.1

Top Five Market Sectors as of August 31, 2018

(stocks only)	% of fund's net assets
Industrials	17.9
Information Technology	17.5
Consumer Discretionary	13.7
Financials	12.3
Health Care	10.4

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Common Stocks	87.5%
Mid-Cap Blend Funds	4.7%
Small Blend Funds	4.8%
Sector Funds	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	1,014	$17,958
BorgWarner, Inc.	700	30,639
Cooper Tire & Rubber Co.	105	3,029
Cooper-Standard Holding, Inc. (a)	260	35,992
Dana Holding Corp.	800	15,656
Delphi Technologies PLC	653	23,005
Lear Corp.	200	32,440
The Goodyear Tire & Rubber Co.	1,274	28,907
Tower International, Inc.	600	20,280
Visteon Corp. (a)	157	17,331
		225,237
Automobiles - 0.2%
Thor Industries, Inc.	345	32,927
Distributors - 0.8%
LKQ Corp. (a)	912	31,482
Pool Corp.	715	117,446
		148,928
Diversified Consumer Services - 1.5%
Bright Horizons Family Solutions, Inc. (a)	360	42,995
Carriage Services, Inc.	400	9,108
Grand Canyon Education, Inc. (a)	742	88,402
ServiceMaster Global Holdings, Inc. (a)	2,127	128,194
		268,699
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc.	900	17,370
Carrols Restaurant Group, Inc. (a)	1,438	22,720
Cedar Fair LP (depositary unit)	506	26,889
Dave & Buster's Entertainment, Inc. (a)	383	22,279
Dunkin' Brands Group, Inc.	429	31,270
Fiesta Restaurant Group, Inc. (a)	155	4,456
Norwegian Cruise Line Holdings Ltd. (a)	747	40,047
Penn National Gaming, Inc. (a)	660	22,744
Red Lion Hotels Corp. (a)	1,837	25,075
U.S. Foods Holding Corp. (a)	291	9,484
Wyndham Destinations, Inc.	200	8,840
Wyndham Hotels & Resorts, Inc.	200	11,350
		242,524
Household Durables - 0.6%
Helen of Troy Ltd. (a)	177	21,054
M.D.C. Holdings, Inc.	1,000	31,700
Newell Brands, Inc.	1,099	23,870
Skyline Champion Corp.	52	1,503
Whirlpool Corp.	200	24,996
		103,123
Internet & Direct Marketing Retail - 0.1%
Groupon, Inc. (a)	771	3,292
Liberty Interactive Corp. QVC Group Series A (a)	282	5,863
U.S. Auto Parts Network, Inc. (a)	5,214	7,612
		16,767
Leisure Products - 0.9%
Brunswick Corp.	1,428	94,848
Polaris Industries, Inc.	607	65,829
		160,677
Media - 1.3%
Altice U.S.A., Inc. Class A	931	16,684
AMC Networks, Inc. Class A (a)	400	25,124
Cinemark Holdings, Inc.	2,613	97,517
Criteo SA sponsored ADR (a)	738	18,310
Discovery Communications, Inc. Class C (non-vtg.) (a)	317	8,128
E.W. Scripps Co. Class A	366	5,369
National CineMedia, Inc.	4,108	37,383
Nexstar Broadcasting Group, Inc. Class A	106	8,692
Sinclair Broadcast Group, Inc. Class A	497	14,388
		231,595
Multiline Retail - 0.5%
Dillard's, Inc. Class A	200	15,716
Kohl's Corp.	800	63,288
Tuesday Morning Corp. (a)	2,138	6,521
		85,525
Specialty Retail - 2.3%
Aaron's, Inc. Class A	1,655	82,287
American Eagle Outfitters, Inc.	800	20,768
Conn's, Inc. (a)	496	20,336
Dick's Sporting Goods, Inc.	518	19,394
Foot Locker, Inc.	600	29,580
Monro, Inc.	685	48,601
Murphy U.S.A., Inc. (a)	400	33,192
Office Depot, Inc.	4,100	13,735
Penske Automotive Group, Inc.	400	21,052
Sally Beauty Holdings, Inc. (a)	5,179	79,757
Sonic Automotive, Inc. Class A (sub. vtg.)	800	17,200
The Children's Place Retail Stores, Inc.	160	22,520
		408,422
Textiles, Apparel & Luxury Goods - 2.8%
Carter's, Inc.	1,034	109,532
Hanesbrands, Inc.	4,518	79,246
Michael Kors Holdings Ltd. (a)	300	21,786
PetIQ, Inc. Class A (a)	102	3,994
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,084	179,356
Switch, Inc. Class A	3,342	38,634
Under Armour, Inc. Class C (non-vtg.) (a)	1,843	34,962
Wolverine World Wide, Inc.	1,211	47,447
		514,957

TOTAL CONSUMER DISCRETIONARY		2,439,381

CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Primo Water Corp. (a)	1,221	24,420
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	257	29,342
Performance Food Group Co. (a)	2,080	68,848
SpartanNash Co.	700	14,945
SUPERVALU, Inc. (a)	1,000	32,290
Weis Markets, Inc.	400	18,636
		164,061
Food Products - 0.8%
Farmer Brothers Co. (a)	523	15,167
Ingredion, Inc.	39	3,942
Lamb Weston Holdings, Inc.	978	66,113
Nomad Foods Ltd. (a)	706	14,720
Pilgrim's Pride Corp. (a)	1,200	22,188
Sanderson Farms, Inc.	200	21,152
		143,282
Household Products - 0.2%
Central Garden & Pet Co. (a)	393	15,602
Spectrum Brands Holdings, Inc.	179	15,546
		31,148
Personal Products - 0.1%
elf Beauty, Inc. (a)	1,321	18,349

TOTAL CONSUMER STAPLES		381,260

ENERGY - 3.8%
Energy Equipment & Services - 1.0%
Core Laboratories NV	430	49,257
McDermott International, Inc. (a)	1,441	27,869
Patterson-UTI Energy, Inc.	2,846	48,752
RigNet, Inc. (a)	1,386	22,592
U.S. Silica Holdings, Inc.	1,000	21,190
		169,660
Oil, Gas & Consumable Fuels - 2.8%
Abraxas Petroleum Corp. (a)	7,517	16,913
Arch Coal, Inc.	89	7,892
Cabot Oil & Gas Corp.	1,937	46,159
Canacol Energy Ltd. (a)	5,107	16,241
Cheniere Energy, Inc. (a)	258	17,268
Cimarex Energy Co.	599	50,604
Delek U.S. Holdings, Inc.	413	22,509
Earthstone Energy, Inc. (a)	355	2,975
Extraction Oil & Gas, Inc. (a)	1,651	19,069
Highpoint Resources, Inc. (a)	2,114	11,648
Laredo Petroleum, Inc. (a)	800	6,632
Leucrotta Exploration, Inc. (a)	4,493	6,559
Magnolia Oil & Gas Corp. Class A (a)	3,190	44,213
Newfield Exploration Co. (a)	900	24,552
Oasis Petroleum, Inc. (a)	1,475	19,854
Paramount Resources Ltd. Class A (a)	2,126	23,459
Parsley Energy, Inc. Class A (a)	1,090	30,269
PBF Energy, Inc. Class A	945	49,064
Penn Virginia Corp. (a)	30	2,668
Scorpio Tankers, Inc.	4,433	8,511
Sundance Energy Australia Ltd. (a)	146,725	7,384
W&T Offshore, Inc. (a)	4,800	32,496
Whiting Petroleum Corp. (a)	467	23,775
World Fuel Services Corp.	300	8,409
		499,123

TOTAL ENERGY		668,783

FINANCIALS - 12.3%
Banks - 5.1%
Associated Banc-Corp.	1,133	30,874
Bank of the Ozarks, Inc.	483	19,542
BankUnited, Inc.	1,740	67,495
Cadence Bancorp Class A	995	28,109
Cathay General Bancorp	800	33,840
Central Pacific Financial Corp.	400	11,332
CIT Group, Inc.	700	37,968
Commerce Bancshares, Inc.	475	33,754
Cullen/Frost Bankers, Inc.	250	27,723
East West Bancorp, Inc.	399	25,293
First Hawaiian, Inc.	1,247	36,151
First Horizon National Corp.	2,073	38,185
First Interstate Bancsystem, Inc.	762	35,395
Fulton Financial Corp.	1,000	18,200
Great Western Bancorp, Inc.	381	16,589
Hancock Whitney Corp.	300	15,465
Hanmi Financial Corp.	500	13,050
IBERIABANK Corp.	647	56,063
KeyCorp	2,500	52,675
Old National Bancorp, Indiana	1,400	28,420
Preferred Bank, Los Angeles	154	9,426
Regions Financial Corp.	2,600	50,596
Signature Bank	213	24,653
SVB Financial Group (a)	89	28,725
TCF Financial Corp.	1,500	38,025
Western Alliance Bancorp. (a)	671	38,683
Wintrust Financial Corp.	413	36,571
Zions Bancorporation	900	47,961
		900,763
Capital Markets - 2.2%
E*TRADE Financial Corp. (a)	354	20,836
Eaton Vance Corp. (non-vtg.)	987	52,045
FactSet Research Systems, Inc.	139	31,885
Lazard Ltd. Class A	1,368	65,856
Legg Mason, Inc.	700	21,840
LPL Financial	1,025	67,896
Moelis & Co. Class A	335	19,447
Morningstar, Inc.	219	31,168
PennantPark Investment Corp.	2,600	20,228
Prospect Capital Corp.	2,900	21,750
WisdomTree Investments, Inc.	3,936	32,354
		385,305
Consumer Finance - 0.9%
Ally Financial, Inc.	1,818	48,868
Navient Corp.	900	12,276
OneMain Holdings, Inc. (a)	1,182	43,379
SLM Corp. (a)	5,169	60,581
		165,104
Diversified Financial Services - 0.9%
Banco Latinoamericano de Comercio Exterior SA Series E	700	14,469
Donnelley Financial Solutions, Inc. (a)	137	2,862
Focus Financial Partners, Inc. Class A	270	11,364
Granite Point Mortgage Trust, Inc.	142	2,718
Jefferies Financial Group, Inc.	1,814	42,121
On Deck Capital, Inc. (a)	7,290	59,924
Voya Financial, Inc.	737	36,902
		170,360
Insurance - 2.3%
Assured Guaranty Ltd.	700	28,518
Athene Holding Ltd. (a)	235	11,670
CNA Financial Corp.	700	31,430
CNO Financial Group, Inc.	1,900	41,059
Everest Re Group Ltd.	120	26,762
First American Financial Corp.	700	39,802
Genworth Financial, Inc. Class A (a)	2,800	13,020
Heritage Insurance Holdings, Inc.	800	11,720
Kinsale Capital Group, Inc.	385	23,396
Lincoln National Corp.	600	39,348
ProAssurance Corp.	650	31,428
Reinsurance Group of America, Inc.	230	32,856
RLI Corp.	288	22,167
Universal Insurance Holdings, Inc.	600	26,760
Unum Group	900	33,192
		413,128
Mortgage Real Estate Investment Trusts - 0.5%
MFA Financial, Inc.	2,300	17,618
New York Mortgage Trust, Inc.	2,300	14,720
Redwood Trust, Inc.	1,100	18,678
Starwood Property Trust, Inc.	1,100	24,233
Two Harbors Investment Corp.	750	11,715
		86,964
Thrifts & Mortgage Finance - 0.4%
Lendingtree, Inc. (a)	39	9,881
MGIC Investment Corp. (a)	3,100	39,432
Radian Group, Inc.	800	16,264
		65,577

TOTAL FINANCIALS		2,187,201

HEALTH CARE - 10.4%
Biotechnology - 1.3%
Agios Pharmaceuticals, Inc. (a)	270	21,794
Atara Biotherapeutics, Inc. (a)	549	22,482
DBV Technologies SA sponsored ADR (a)	1,184	26,332
Dyax Corp. rights 12/31/19 (a)(b)	741	2,964
Exact Sciences Corp. (a)	303	22,692
Heron Therapeutics, Inc. (a)	757	29,182
Immune Design Corp. (a)	1,310	4,978
Immunomedics, Inc. (a)	1,139	30,480
Neurocrine Biosciences, Inc. (a)	268	32,951
Sage Therapeutics, Inc. (a)	175	28,746
United Therapeutics Corp. (a)	100	12,299
		234,900
Health Care Equipment & Supplies - 2.5%
Anika Therapeutics, Inc. (a)	250	10,348
AxoGen, Inc. (a)	667	29,248
DexCom, Inc. (a)	146	21,079
Endologix, Inc. (a)	4,371	10,053
IDEXX Laboratories, Inc. (a)	321	81,547
Insulet Corp. (a)	220	22,939
Integer Holdings Corp. (a)	300	23,970
Masimo Corp. (a)	178	20,984
Nevro Corp. (a)	595	40,115
Quanterix Corp. (a)	557	9,319
Steris PLC	517	59,155
The Cooper Companies, Inc.	140	35,809
West Pharmaceutical Services, Inc.	617	72,220
		436,786
Health Care Providers & Services - 2.8%
Capital Senior Living Corp. (a)	879	7,797
Centene Corp. (a)	518	75,877
G1 Therapeutics, Inc. (a)	348	21,117
HealthEquity, Inc. (a)	232	21,857
HealthSouth Corp.	858	70,004
Henry Schein, Inc. (a)	512	39,772
LifePoint Hospitals, Inc. (a)	500	32,200
Magellan Health Services, Inc. (a)	200	14,700
MEDNAX, Inc. (a)	1,006	47,634
Molina Healthcare, Inc. (a)	270	37,260
Owens & Minor, Inc.	1,100	18,678
Premier, Inc. (a)	780	34,499
Quest Diagnostics, Inc.	100	10,998
Wellcare Health Plans, Inc. (a)	214	64,750
		497,143
Health Care Technology - 0.9%
athenahealth, Inc. (a)	268	41,245
Evolent Health, Inc. (a)	1,443	36,797
Medidata Solutions, Inc. (a)	873	74,188
Omnicell, Inc. (a)	243	16,706
		168,936
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	96	31,229
Cambrex Corp. (a)	294	19,816
PRA Health Sciences, Inc. (a)	302	31,891
Syneos Health, Inc. (a)	1,618	80,657
		163,593
Pharmaceuticals - 2.0%
Avadel Pharmaceuticals PLC sponsored ADR (a)	424	2,175
Catalent, Inc. (a)	1,923	80,381
Jazz Pharmaceuticals PLC (a)	225	38,457
Lannett Co., Inc. (a)	900	4,815
Mallinckrodt PLC (a)	500	17,230
Mylan NV (a)	551	21,561
Prestige Brands Holdings, Inc. (a)	2,005	77,193
Revance Therapeutics, Inc. (a)	798	21,865
TherapeuticsMD, Inc. (a)	7,896	51,166
Zogenix, Inc. (a)	695	33,569
		348,412

TOTAL HEALTH CARE		1,849,770

INDUSTRIALS - 17.9%
Aerospace & Defense - 0.8%
HEICO Corp. Class A	456	33,972
Huntington Ingalls Industries, Inc.	60	14,668
Moog, Inc. Class A	200	15,782
Spirit AeroSystems Holdings, Inc. Class A	700	59,850
Wesco Aircraft Holdings, Inc. (a)	1,041	12,648
		136,920
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	400	24,360
Forward Air Corp.	958	61,561
		85,921
Airlines - 1.2%
Air Canada (a)	3,803	78,158
Alaska Air Group, Inc.	300	20,247
JetBlue Airways Corp. (a)	1,600	30,528
SkyWest, Inc.	1,341	87,567
		216,500
Building Products - 1.1%
Allegion PLC	549	47,884
Fortune Brands Home & Security, Inc.	755	40,000
Owens Corning	400	22,648
Patrick Industries, Inc. (a)	598	38,272
Simpson Manufacturing Co. Ltd.	110	8,445
USG Corp. (a)	984	42,410
		199,659
Commercial Services & Supplies - 4.0%
ABM Industries, Inc.	1,789	56,747
ADS Waste Holdings, Inc. (a)	563	15,021
Brady Corp. Class A	1,354	54,769
BrightView Holdings, Inc.	1,510	26,818
Casella Waste Systems, Inc. Class A (a)	775	21,995
Charah Solutions, Inc.	1,509	11,061
Cimpress NV (a)	253	35,420
Clean Harbors, Inc. (a)	1,166	79,976
Deluxe Corp.	400	23,688
Evoqua Water Technologies Corp. (a)	1,717	33,275
Herman Miller, Inc.	1,424	54,539
Hudson Technologies, Inc. (a)	622	1,163
KAR Auction Services, Inc.	690	43,256
LSC Communications, Inc.	137	1,676
Msa Safety, Inc.	210	21,229
Multi-Color Corp.	1,238	76,447
Pitney Bowes, Inc.	2,061	14,963
R.R. Donnelley & Sons Co.	366	1,852
Ritchie Brothers Auctioneers, Inc.	994	37,881
Waste Connection, Inc. (United States)	1,341	106,462
		718,238
Construction & Engineering - 0.3%
Fluor Corp.	312	17,912
Williams Scotsman Corp. (a)	1,560	27,222
		45,134
Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	583	32,351
Regal Beloit Corp.	400	33,480
Sensata Technologies, Inc. PLC (a)	2,222	117,655
		183,486
Industrial Conglomerates - 0.1%
ITT, Inc.	400	23,644
Machinery - 4.2%
Allison Transmission Holdings, Inc.	1,088	54,030
Crane Co.	100	9,128
Douglas Dynamics, Inc.	758	34,716
Gates Industrial Corp. PLC (a)	1,542	28,111
Global Brass & Copper Holdings, Inc.	600	23,130
John Bean Technologies Corp.	556	65,775
Kennametal, Inc.	1,458	59,545
Lincoln Electric Holdings, Inc.	372	35,028
Middleby Corp. (a)	523	63,565
Park-Ohio Holdings Corp.	300	12,435
Proto Labs, Inc. (a)	136	21,141
RBC Bearings, Inc. (a)	380	56,928
Snap-On, Inc.	282	49,852
Tennant Co.	723	55,346
Timken Co.	300	14,595
Toro Co.	1,474	89,604
Wabtec Corp.	277	30,005
Woodward, Inc.	579	46,644
		749,578
Marine - 0.5%
Kirby Corp. (a)	969	84,594
Professional Services - 0.9%
Manpower, Inc.	300	28,119
Nielsen Holdings PLC	970	25,220
TriNet Group, Inc. (a)	1,799	106,267
		159,606
Road & Rail - 1.8%
Avis Budget Group, Inc. (a)	941	29,275
Covenant Transport Group, Inc. Class A (a)	180	5,377
Daseke, Inc. (a)	3,088	27,761
Heartland Express, Inc.	3,117	63,743
J.B. Hunt Transport Services, Inc.	173	20,890
Knight-Swift Transportation Holdings, Inc. Class A	2,282	77,885
Landstar System, Inc.	300	34,740
Ryder System, Inc.	300	23,052
Werner Enterprises, Inc.	777	28,788
		311,511
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	479	36,907
CAI International, Inc. (a)	386	10,418
GATX Corp.	400	33,780
MSC Industrial Direct Co., Inc. Class A	969	82,830
Systemax, Inc.	270	9,855
Triton International Ltd.	1,000	37,780
United Rentals, Inc. (a)	240	37,409
Univar, Inc. (a)	611	16,998
		265,977

TOTAL INDUSTRIALS		3,180,768

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.2%
Ciena Corp. (a)	2,698	85,203
F5 Networks, Inc. (a)	200	37,824
Finisar Corp. (a)	1,028	20,971
Infinera Corp. (a)	1,566	14,016
Juniper Networks, Inc.	1,200	34,116
KVH Industries, Inc. (a)	139	1,731
ViaSat, Inc. (a)	33	2,073
Viavi Solutions, Inc. (a)	1,753	19,634
		215,568
Electronic Equipment & Components - 2.5%
Arrow Electronics, Inc. (a)	300	23,259
Avnet, Inc.	600	29,040
Belden, Inc.	552	40,141
CDW Corp.	677	59,278
Cognex Corp.	700	37,660
Flextronics International Ltd. (a)	1,400	19,306
Jabil, Inc.	1,200	35,472
Keysight Technologies, Inc. (a)	353	22,906
Sanmina Corp. (a)	700	21,560
Trimble, Inc. (a)	2,504	105,418
TTM Technologies, Inc. (a)	1,200	22,440
Vishay Intertechnology, Inc.	900	21,420
		437,900
Internet Software & Services - 5.3%
2U, Inc. (a)	499	44,591
Alphabet, Inc. Class C (a)	24	29,237
Apptio, Inc. Class A (a)	811	31,467
Box, Inc. Class A (a)	887	21,785
Carbonite, Inc. (a)	3,093	128,514
Care.com, Inc. (a)	3,015	58,581
ChannelAdvisor Corp. (a)	1,457	19,014
Cornerstone OnDemand, Inc. (a)	580	32,805
DocuSign, Inc.	100	6,244
Facebook, Inc. Class A (a)	66	11,598
GoDaddy, Inc. (a)	397	32,340
GrubHub, Inc. (a)	512	73,784
Hortonworks, Inc. (a)	2,541	56,715
Instructure, Inc. (a)	436	17,854
Internap Network Services Corp. (a)	2,087	28,008
j2 Global, Inc.	652	53,836
LogMeIn, Inc.	961	82,598
Match Group, Inc. (a)	342	17,117
Nutanix, Inc. Class A (a)	388	21,852
Q2 Holdings, Inc. (a)	939	58,500
Shutterstock, Inc.	1,228	67,589
Stamps.com, Inc. (a)	104	25,839
Yelp, Inc. (a)	478	22,523
		942,391
IT Services - 1.9%
Acxiom Corp. (a)	414	18,916
Amdocs Ltd.	500	32,640
Convergys Corp.	700	17,311
CoreLogic, Inc. (a)	603	30,657
Euronet Worldwide, Inc. (a)	751	73,448
First Data Corp. Class A (a)	1,295	33,307
Gartner, Inc. (a)	234	35,044
Presidio, Inc.	2,413	36,485
Unisys Corp. (a)	3,204	59,594
Virtusa Corp. (a)	113	6,583
		343,985
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Energy Industries, Inc. (a)	500	29,790
Advanced Micro Devices, Inc. (a)	1,225	30,833
AXT, Inc. (a)	1,107	8,745
Cabot Microelectronics Corp.	510	57,492
Cirrus Logic, Inc. (a)	500	21,975
Maxim Integrated Products, Inc.	238	14,392
ON Semiconductor Corp. (a)	1,800	38,412
Teradyne, Inc.	526	21,666
		223,305
Software - 4.4%
Aspen Technology, Inc. (a)	368	42,452
Attunity Ltd. (a)	1,206	25,169
CyberArk Software Ltd. (a)	677	51,059
Descartes Systems Group, Inc. (a)	619	21,665
Descartes Systems Group, Inc. (Canada) (a)	2	70
Ebix, Inc.	498	39,666
Guidewire Software, Inc. (a)	494	49,682
Manhattan Associates, Inc. (a)	649	37,636
Nuance Communications, Inc. (a)	1,665	27,173
QAD, Inc. Class A	531	32,205
Rapid7, Inc. (a)	436	16,633
RealPage, Inc. (a)	636	39,686
Splunk, Inc. (a)	411	52,670
SS&C Technologies Holdings, Inc.	2,471	146,629
Tableau Software, Inc. (a)	424	47,429
Talend SA ADR (a)	618	38,038
Tyler Technologies, Inc. (a)	214	52,847
Ultimate Software Group, Inc. (a)	133	41,186
Upland Software, Inc. (a)	372	13,846
		775,741
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp. (a)	1,709	34,778
NCR Corp. (a)	600	17,046
Quantum Corp. (a)	4,708	9,510
Seagate Technology LLC	600	32,124
Stratasys Ltd. (a)	874	21,806
Western Digital Corp.	151	9,549
Xerox Corp.	1,823	50,789
		175,602

TOTAL INFORMATION TECHNOLOGY		3,114,492

MATERIALS - 4.0%
Chemicals - 1.9%
Axalta Coating Systems Ltd. (a)	1,236	37,698
Cabot Corp.	577	37,459
Eastman Chemical Co.	500	48,515
Huntsman Corp.	2,748	83,787
Quaker Chemical Corp.	212	38,190
Rayonier Advanced Materials, Inc.	618	12,916
Trinseo SA	500	38,575
Valvoline, Inc.	1,910	41,103
Westlake Chemical Corp.	141	13,334
		351,577
Construction Materials - 0.3%
Eagle Materials, Inc.	290	26,776
U.S. Concrete, Inc. (a)	504	24,293
		51,069
Containers & Packaging - 1.2%
Aptargroup, Inc.	919	96,228
Crown Holdings, Inc. (a)	470	20,121
Graphic Packaging Holding Co.	3,016	42,888
Owens-Illinois, Inc. (a)	1,200	21,204
WestRock Co.	557	30,680
		211,121
Metals & Mining - 0.4%
Ferroglobe Representation & Warranty Insurance (a)(b)	2,166	0
Goldcorp, Inc.	1,452	15,688
Kinross Gold Corp. (a)	5,440	16,257
Reliance Steel & Aluminum Co.	300	26,367
Tahoe Resources, Inc. (a)	2,738	9,420
		67,732
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	300	8,715
Mercer International, Inc. (SBI)	693	12,266
P.H. Glatfelter Co.	600	11,538
		32,519

TOTAL MATERIALS		714,018

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.7%
CBL & Associates Properties, Inc.	1,100	4,906
CorEnergy Infrastructure Trust, Inc.	600	22,458
DDR Corp.	950	13,291
DiamondRock Hospitality Co.	1,600	19,136
EastGroup Properties, Inc.	481	46,787
Government Properties Income Trust	1,200	20,292
Hospitality Properties Trust (SBI)	1,200	34,788
Medical Properties Trust, Inc.	1,900	28,595
Mid-America Apartment Communities, Inc.	382	39,560
National Retail Properties, Inc.	1,333	61,438
National Storage Affiliates Trust	1,044	29,608
Omega Healthcare Investors, Inc.	1,100	36,355
Outfront Media, Inc.	1,673	33,243
Piedmont Office Realty Trust, Inc. Class A	1,700	33,728
Preferred Apartment Communities, Inc. Class A	800	14,256
RLJ Lodging Trust	1,649	36,130
Sabra Health Care REIT, Inc.	1,200	28,296
Select Income REIT	900	18,495
Senior Housing Properties Trust (SBI)	1,900	36,309
Spirit MTA REIT	380	4,074
Spirit Realty Capital, Inc.	3,800	31,806
Summit Hotel Properties, Inc.	1,100	15,103
VEREIT, Inc.	3,600	28,152
Washington Prime Group, Inc.	2,200	17,028
		653,834
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC	1,280	22,605
HFF, Inc.	646	29,335
Realogy Holdings Corp.	1,066	22,802
Retail Value, Inc. (a)	95	3,393
		78,135

TOTAL REAL ESTATE		731,969

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Bandwidth, Inc. (a)	804	36,630
Ooma, Inc. (a)	362	5,792
		42,422
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	1,211	40,060

TOTAL TELECOMMUNICATION SERVICES		82,482

UTILITIES - 1.2%
Electric Utilities - 0.9%
Entergy Corp.	600	50,154
FirstEnergy Corp.	1,100	41,118
Portland General Electric Co.	1,071	49,694
PPL Corp.	574	17,071
		158,037
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,700	22,882
Multi-Utilities - 0.2%
NorthWestern Energy Corp.	664	39,813

TOTAL UTILITIES		220,732

TOTAL COMMON STOCKS
(Cost $12,163,434)		15,570,856

Equity Funds - 10.1%
Mid-Cap Blend Funds - 4.7%
Fidelity SAI Small-Mid Cap 500 Index Fund (c)	62,358	842,457
Sector Funds - 0.6%
Fidelity SAI Real Estate Index Fund (c)	9,532	109,048
Small Blend Funds - 4.8%
Fidelity Small Cap Index Fund Institutional Premium Class (c)	36,688	847,484
TOTAL EQUITY FUNDS
(Cost $1,645,194)		1,798,989

Money Market Funds - 2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (d)
(Cost $427,269)	427,269	427,269
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,235,897)		17,797,114
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,362)
NET ASSETS - 100%		$17,793,752

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Affiliated Fund

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$93,320	$--	$--	$1,220	$--	$15,728	$109,048
Fidelity SAI Small-Mid Cap 500 Index Fund	569,466	579,323	373,703	--	11,516	55,855	842,457
Fidelity Small Cap Index Fund Institutional Premium Class	--	941,673	122,403	3,555	328	27,886	847,484
Total	$662,786	$1,520,996	$496,106	$4,775	$11,844	$99,469	$1,798,989

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,439,381	$2,439,381	$--	$--
Consumer Staples	381,260	381,260	--	--
Energy	668,783	668,783	--	--
Financials	2,187,201	2,187,201	--	--
Health Care	1,849,770	1,846,806	--	2,964
Industrials	3,180,768	3,180,768	--	--
Information Technology	3,114,492	3,114,492	--	--
Materials	714,018	714,018	--	--
Real Estate	731,969	731,969	--	--
Telecommunication Services	82,482	82,482	--	--
Utilities	220,732	220,732	--	--
Equity Funds	1,798,989	1,798,989	--	--
Money Market Funds	427,269	427,269	--	--
Total Investments in Securities:	$17,797,114	$17,794,150	$--	$2,964

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,590,703)	$15,998,125
Affiliated issuers (cost $1,645,194)	1,798,989
Total Investment in Securities (cost $14,235,897)		$17,797,114
Cash		485
Receivable for investments sold		42,665
Receivable for fund shares sold		3,137
Dividends receivable		14,399
Interest receivable		611
Prepaid expenses		55
Receivable from investment adviser for expense reductions		3,815
Other receivables		576
Total assets		17,862,857
Liabilities
Payable for investments purchased	$20,130
Accrued management fee	10,464
Distribution and service plan fees payable	32
Other affiliated payables	2,162
Audit fee payable	22,213
Custody fee payable	13,478
Other payables and accrued expenses	626
Total liabilities		69,105
Net Assets		$17,793,752
Net Assets consist of:
Paid in capital		$13,460,774
Undistributed net investment income		20,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		751,589
Net unrealized appreciation (depreciation) on investments		3,561,217
Net Assets		$17,793,752
Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($17,474,090 ÷ 1,627,203 shares)		$10.74
Class L:
Net Asset Value, offering price and redemption price per share ($160,789 ÷ 14,993 shares)		$10.72
Class N:
Net Asset Value, offering price and redemption price per share ($158,873 ÷ 14,926 shares)		$10.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$96,528
Affiliated issuers		2,734
Non-Cash dividends		6,329
Interest		8,853
Total income		114,444
Expenses
Management fee	$60,903
Transfer agent fees	9,578
Distribution and service plan fees	187
Accounting fees and expenses	3,169
Custodian fees and expenses	19,598
Independent trustees' fees and expenses	99
Registration fees	16,276
Audit	36,637
Legal	4,778
Miscellaneous	97
Total expenses before reductions	151,322
Expense reductions	(57,392)
Total expenses after reductions		93,930
Net investment income (loss)		20,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	769,354
Affiliated issuers	11,844
Foreign currency transactions	(10)
Futures contracts	46,636
Capital gain distributions from underlying funds:
Affiliated issuers	2,041
Total net realized gain (loss)		829,865
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	792,932
Affiliated issuers	99,469
Futures contracts	(316)
Total change in net unrealized appreciation (depreciation)		892,085
Net gain (loss)		1,721,950
Net increase (decrease) in net assets resulting from operations		$1,742,464

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,514	$10,283
Net realized gain (loss)	829,865	1,785,246
Change in net unrealized appreciation (depreciation)	892,085	308,602
Net increase (decrease) in net assets resulting from operations	1,742,464	2,104,131
Distributions to shareholders from net investment income	–	(18,378)
Distributions to shareholders from net realized gain	(883,759)	(1,072,219)
Total distributions	(883,759)	(1,090,597)
Share transactions - net increase (decrease)	1,355,582	(898,485)
Redemption fees	–	635
Total increase (decrease) in net assets	2,214,287	115,684
Net Assets
Beginning of period	15,579,465	15,463,781
End of period	$17,793,752	$15,579,465
Other Information
Undistributed net investment income end of period	$20,172	$–
Accumulated net investment loss end of period	$–	$(342)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Small-Mid Cap Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$9.71	$9.10	$11.40	$13.46	$12.25
Income from Investment Operations
Net investment income (loss)B	.01	.01	.01	(.02)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.07	1.28	2.76	(1.54)	.70	3.24
Total from investment operations	1.08	1.29	2.77	(1.56)	.66	3.21
Distributions from net investment income	–	(.01)	–C	–	–	–
Distributions from net realized gain	(.59)	(.74)	(2.16)	(.74)	(2.72)	(2.00)
Total distributions	(.59)	(.75)	(2.16)	(.74)	(2.72)	(2.00)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.74	$10.25	$9.71	$9.10	$11.40	$13.46
Total ReturnD,E	11.24%	13.49%	31.35%	(14.27)%	5.88%	27.21%
Ratios to Average Net AssetsF
Expenses before reductions	1.85%G	1.92%	2.17%	1.41%	1.34%	1.25%
Expenses net of fee waivers, if any	1.15%G	1.15%	1.15%	1.16%	1.16%	1.16%
Expenses net of all reductions	1.15%G	1.15%	1.15%	1.16%	1.16%	1.16%
Net investment income (loss)	.25%G	.06%	.08%	(.18)%	(.29)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,474	$15,292	$13,251	$28,621	$32,904	$57,019
Portfolio turnover rateH	47%G	64%	120%	89%	85%	117%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Small-Mid Cap Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$9.70	$9.09	$11.39	$13.45	$14.28
Income from Investment Operations
Net investment income (loss)C	.01	.01	.01	(.02)	(.04)	(.01)
Net realized and unrealized gain (loss)	1.06	1.28	2.76	(1.54)	.70	.93
Total from investment operations	1.07	1.29	2.77	(1.56)	.66	.92
Distributions from net investment income	–	(.01)	–D	–	–	–
Distributions from net realized gain	(.59)	(.74)	(2.16)	(.74)	(2.72)	(1.75)
Total distributions	(.59)	(.75)	(2.16)	(.74)	(2.72)	(1.75)
Redemption fees added to paid in capitalC	–	–D	–D	–D	–D	–D
Net asset value, end of period	$10.72	$10.24	$9.70	$9.09	$11.39	$13.45
Total ReturnE,F	11.14%	13.50%	31.39%	(14.29)%	5.89%	6.84%
Ratios to Average Net AssetsG
Expenses before reductions	1.83%H	1.89%	2.21%	1.40%	1.37%	1.54%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.15%	1.16%	1.16%	1.16%H
Expenses net of all reductions	1.15%H	1.15%	1.15%	1.16%	1.16%	1.16%H
Net investment income (loss)	.26%H	.05%	.09%	(.18)%	(.29)%	(.17)%H
Supplemental Data
Net assets, end of period (000 omitted)	$161	$145	$127	$97	$113	$107
Portfolio turnover rateI	47%H	64%	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Small-Mid Cap Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$9.64	$9.07	$11.38	$13.44	$14.28
Income from Investment Operations
Net investment income (loss)C	–D	(.02)	(.02)	(.05)	(.07)	(.02)
Net realized and unrealized gain (loss)	1.05	1.29	2.74	(1.52)	.70	.92
Total from investment operations	1.05	1.27	2.72	(1.57)	.63	.90
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.59)	(.73)	(2.15)	(.74)	(2.69)	(1.74)
Total distributions	(.59)	(.73)	(2.15)	(.74)	(2.69)	(1.74)
Redemption fees added to paid in capitalC	–	–D	–D	–D	–D	–D
Net asset value, end of period	$10.64	$10.18	$9.64	$9.07	$11.38	$13.44
Total ReturnE,F	10.96%	13.36%	30.86%	(14.42)%	5.62%	6.73%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%H	2.14%	2.45%	1.65%	1.62%	1.81%H
Expenses net of fee waivers, if any	1.40%H	1.40%	1.40%	1.41%	1.41%	1.41%H
Expenses net of all reductions	1.40%H	1.40%	1.40%	1.41%	1.41%	1.41%H
Net investment income (loss)	.01%H	(.19)%	(.16)%	(.43)%	(.54)%	(.42)%H
Supplemental Data
Net assets, end of period (000 omitted)	$159	$143	$126	$96	$113	$107
Portfolio turnover rateI	47%H	64%	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Strategic Advisers Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

Effective the close of business on December 4, 2018, the Fund will be closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $576 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,168,962
Gross unrealized depreciation	(657,545)
Net unrealized appreciation (depreciation)	$3,511,417
Tax cost	$14,285,697

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,816,692 and $3,660,230, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .75% of the Fund's average net assets.

Sub-Advisers. ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, and BNY Mellon Asset Management North America Corporation each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

AllianceBernstein, L.P. (AB), FIAM LLC (an affiliate of the investment adviser), Boston Partners Global Investors, Inc., Fisher Investments, Geode Capital Management, LLC, Rice Hall James & Associates, LLC, Victory Capital Management, Inc. and Voya Investment Management Co., LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

During September 2018, the agreement with Systematic Financial Management, L.P. was not renewed.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$187	$187

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Small-Mid Cap Multi-Manager	$9,443.12
Class L	68.09
Class N	67.09
	$9,578

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $816.

The investment adviser has contractually agreed to reimburse Small-Mid Multi Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.15%	$55,570
Class L	1.15%	504
Class N	1.40%	501

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Small-Mid Cap Multi-Manager	$–	$18,205
Class L	–	173
Total	$–	$18,378
From net realized gain
Small-Mid Cap Multi-Manager	$867,217	$1,028,078
Class F	–	24,737
Class L	8,318	9,769
Class N	8,224	9,635
Total	$883,759	$1,072,219

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Small-Mid Cap Multi-Manager
Shares sold	112,098	237,242	$1,158,334	$2,413,353
Reinvestment of distributions	90,713	103,772	867,217	1,046,283
Shares redeemed	(66,842)	(214,829)	(686,511)	(2,169,847)
Net increase (decrease)	135,969	126,185	$1,339,040	$1,289,789
Class F
Shares sold	–	93,458	$–	$938,773
Reinvestment of distributions	–	2,590	–	24,737
Shares redeemed	–	(296,820)	–	(3,171,361)
Net increase (decrease)	–	(200,772)	$–	$(2,207,851)
Class L
Reinvestment of distributions	871	987	8,318	9,942
Net increase (decrease)	871	987	$8,318	$9,942
Class N
Reinvestment of distributions	867	963	8,224	9,635
Net increase (decrease)	867	963	$8,224	$9,635

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 69% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Small-Mid Cap Multi-Manager	1.15%
Actual		$1,000.00	$1,112.40	$6.12
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class L	1.15%
Actual		$1,000.00	$1,111.40	$6.12
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class N	1.40%
Actual		$1,000.00	$1,109.60	$7.44
Hypothetical-C		$1,000.00	$1,018.15	$7.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On March 8, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement with FIAM LLC (FIAM) for the fund (the Amended Sub-Advisory Agreement), which will lower the amount of fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, at all asset levels. The terms of the Amended Sub-Advisory Agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding FIAM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered the sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it previously received information regarding the sub-adviser's historical investment performance of its portion of fund and/or the performance of the strategy. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule with FIAM will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to FIAM at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to FIAM in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to FIAM, on behalf of the fund, compared to the fees that would be paid under current sub-advisory agreement. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement will have no impact on the management fee retained by Strategic Advisers, if any, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement. The Board noted that it will consider costs of services and profitability to Strategic Advisers and FIAM as a result of their relationship with the fund in connection with future renewals of the Amended Sub-Advisory Agreement and the fund's advisory agreement with Strategic Advisers.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board noted that the Amended Sub-Advisory Agreement charges a flat rate on all assets, but that the rate to be charged under the Amended Sub-Advisory Agreement is lower than the effective rates that would be charged at all asset levels under the current sub-advisory agreement. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub- Advisory Agreement) with Geode Capital Management, LLC (Geode) to add an additional investment mandate (the Amended Sub-Advisory Agreement) for the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule, which was amended to add a new investment mandate. The Amended Sub-Advisory Agreement also reflects a name change from Strategic Advisers, Inc. to Strategic Advisers LLC.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers LLC (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by Geode from its oversight of Geode as a sub-adviser on an existing investment mandate on behalf of the fund and other Strategic Advisers funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to the fund and other funds will also provide services to the fund. The Board considered the staffing within Geode, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of Geode's portfolio manager compensation program with respect to the investment personnel who will provide services to the fund under the new investment mandate and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that Geode will utilize a different investment mandate to manage the fund than it currently uses on behalf of the fund and other Strategic Advisers funds and reviewed the general qualifications and capabilities of its investment staff who will provide services to the fund under the new investment mandate, its use of technology, and its approach to managing and compensating its investment personnel. The Board noted that Geode's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered Geode's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Amended Sub- Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered that the investment mandate to be utilized by Geode is new and, therefore, does not have historical investment performance. The Board reviewed hypothetical backtested performance of the new investment mandate. The Board noted that it is familiar with Geode's performance as a sub-adviser to an existing investment mandate on behalf of the fund and other Strategic Advisers funds.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Amended Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to Geode and the projected change in the fund's total operating expenses as a result of the new investment mandate.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Amended Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund, Strategic Advisers' portion of the management fee or Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.15%, 1.15% and 1.40%, respectively, through April 30, 2019. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Amended Sub-Advisory Agreement because Strategic Advisers does not expect to allocate any assets of the fund to Geode at this time. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting and that it will consider the potential for such benefits at its September 2018 meeting. With respect to the Amended Sub-Advisory Agreement, the Board considered management's representation that it does not anticipate that the addition of the new investment mandate will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board considered that the Amended Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

AMM-L-AMM-N-SANN-1018
1.9585981.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 24, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2018